UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Julia R. Short RidgeWorth Funds 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	W. John McGuire, Esq. Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Reports to Shareholders.

2016 SEMI-ANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2016

RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC.

RIDGEWORTH FUNDS    September 30, 2016

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2016

Dear Valued Shareholder,

We sincerely thank you for your continued business and support. Our primary objective is to help you achieve your investment goals, and we are grateful you have placed your confidence in us. We aim to earn your trust through competitive investment performance and excellent client service. We hope we have met your expectations in both of these measures, and we look forward to continuing to serve as your asset manager in the months and years to come.

Economic growth continued its steady, though subdued, pace over the last six months, while employment numbers strengthened. In addition, inflation moved closer to target, likely spurred by a revival in commodity prices, and wages ticked up. On the business side, capacity utilization improved and inventory levels fell, which is a positive sign moving forward. Meanwhile, consumers helped buoy automobile sales and kept the housing market on firm ground. While none of these indicators alone were exceptionally strong, together they provided steady economic progress. We are cautiously optimistic that those trends may continue.

Economic headwinds also persisted, though there were many concerns about both the U.S. and global economies. The Brexit vote in July added stress to an EU economy already feeling anxiety over the health of its banking system. Political turbulence in Italy brought additional uncertainty, and the immigration crisis continued to strain many EU nations. The Middle East remained a flashpoint, with the failed attempts to quell fighting in Syria receiving most of the headlines. More broadly, the International Monetary Fund downgraded its global economic forecast.

Domestically, the U.S. economy was buffeted by a volatile presidential campaign and the resultant uncertainty looming about the post-election congressional make-up. In addition, the markets are watching for a possible Federal Reserve (“Fed”) rate increase at the end of the year. Finally, worries about fiscal policy, especially challenges facing healthcare exchanges under the Affordable Care Act, also have muddied the waters.

However, many of these concerns, both domestic and international, have been present during the current growth cycle and they have not deterred the growth, albeit slow, of the U.S. economy. Indeed, the economy has continued to march along at a steady, though uninspired, pace. Our cautious optimism stems, in part, from this track record.

The U.S. central bank is reconsidering the effectiveness of monetary policy in a low-rate environment. Messages coming out of the Jackson Hole Economic Policy Symposium in August suggest that the Fed, along with its counterparts around the world, are thinking hard about how much more they can do to encourage economic growth. Even so, Fed action, or inaction, still matters to markets and all eyes will be on the Fed during its first post-election meeting in December.

Over the coming months, we believe bond yields will remain low, which may assist the markets to continue their upward trend, though with increased volatility. In addition, with absolute valuations somewhat elevated but still attractive compared with relative historic valuations, we believe the current market trends could continue.

Our cautious optimism for the economy and our steady outlook for equity markets derive, in large part, from the favorable trends described above. These steady trends should provide opportunities to investors. RidgeWorth’s bottom-up approach to security selection is well positioned to take advantage of those opportunities. We wish to thank you again for the trust and confidence you have placed in us, and we look forward to another successful year together.

Sincerely,

Ashi Parikh

Chief Executive Officer, Chief Investment Officer

RidgeWorth Investments

1

INVESTMENT WEIGHTINGS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Capital Innovations Global Resources and Infrastructure Fund
Materials	57.9%
Energy	35.2%
Consumer Staples	3.2%
Industrials	1.9%
Financials	1.5%
Money Market Fund	0.3%

Ceredex Large Cap Value Equity Fund†
Financials	24.4%
Energy	14.0%
Health Care	13.8%
Information Technology	13.6%
Industrials	11.5%
Consumer Discretionary	7.6%
Consumer Staples	3.8%
Materials	3.3%
Telecommunication Services	3.0%
Utilities	1.5%
Money Market Funds	3.5%

Ceredex Mid-Cap Value Equity Fund†
Financials	30.5%
Industrials	12.4%
Energy	11.8%
Information Technology	9.3%
Health Care	9.3%
Utilities	8.6%
Consumer Discretionary	7.2%
Materials	6.3%
Consumer Staples	2.0%
Money Market Funds	2.6%

Ceredex Small Cap Value Equity Fund†
Industrials	27.9%
Financials	23.2%
Consumer Discretionary	17.4%
Consumer Staples	9.2%
Information Technology	8.5%
Health Care	5.9%
Utilities	3.2%
Materials	3.1%
Energy	0.3%
Money Market Fund	1.3%

Innovative Growth Stock Fund††
Information Technology	33.3%
Consumer Discretionary	30.7%
Health Care	19.8%
Industrials	7.6%
Financials	7.4%
Consumer Staples	1.0%
Money Market Fund	0.2%

International Equity Fund
Information Technology	19.6%
Health Care	17.2%
Consumer Staples	14.4%
Consumer Discretionary	14.4%
Industrials	9.8%
Financials	9.2%
Materials	5.0%
Energy	3.0%
Money Market Funds	7.4%

Silvant Large Cap Growth Stock Fund†††
Information Technology	32.9%
Consumer Discretionary	25.1%
Health Care	15.6%
Industrials	8.2%
Consumer Staples	6.6%
Financials	4.2%
Energy	3.0%
Materials	1.7%
Money Market Funds	2.7%

Silvant Small Cap Growth Stock Fund†††
Health Care	23.3%
Information Technology	22.2%
Industrials	14.7%
Consumer Discretionary	11.2%
Financials	5.8%
Materials	5.0%
Consumer Staples	3.2%
Telecommunication Services	1.6%
Energy	1.4%
Money Market Funds	11.6%

Aggressive Growth Allocation Strategy
Equity Funds	69.4%
Exchange Traded Funds	22.9%
Fixed Income Funds	6.8%
Money Market Fund	0.9%

Conservative Allocation Strategy
Fixed Income Funds	39.2%
Exchange Traded Funds	30.3%
Equity Funds	29.8%
Money Market Fund	0.7%

Growth Allocation Strategy
Equity Funds	62.0%
Exchange Traded Funds	23.1%
Fixed Income Funds	14.1%
Money Market Fund	0.8%

Investment weightings is subject to change.

2

INVESTMENT WEIGHTINGS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Moderate Allocation Strategy
Equity Funds	46.1%
Exchange Traded Funds	27.9%
Fixed Income Funds	25.3%
Money Market Fund	0.7%

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

††	Formerly Aggressive Growth Stock Fund.

†††	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

Investment weightings is subject to change.

3

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Capital Innovations Global Resources and Infrastructure Fund

	Shares	Value($)

Common Stocks 97.9%
Consumer Staples 3.2%
Adecoagro SA*	4,150	47,352
Archer-Daniels-Midland Co.	1,370	57,773
Bunge Ltd.	605	35,834

		140,959

Energy 34.5%
Anadarko Petroleum Corp.	2,535	160,618
BP PLC SP ADR	3,415	120,071
Cameco Corp.	2,250	19,260
Canadian Natural Resources Ltd.	1,030	33,001
ConocoPhillips	820	35,645
Eni SpA SP ADR	550	15,879
Exxon Mobil Corp.	1,420	123,938
Fairmount Santrol Holdings, Inc.*	6,540	55,459
Gazprom PJSC SP ADR	8,550	36,166
Halliburton Co.	2,650	118,932
Lukoil PJSC SP ADR	785	38,253
Nabors Industries Ltd.	7,875	95,760
Occidental Petroleum Corp.	600	43,752
PetroChina Co. Ltd. ADR	450	30,060
Petroleo Brasileiro SA SP ADR*	2,095	19,546
Pioneer Natural Resources Co.	655	121,601
PrairieSky Royalty Ltd.	20	408
Royal Dutch Shell PLC SP ADR	1,415	70,849
Sasol Ltd. SP ADR	2,650	72,398
Schlumberger Ltd.	800	62,912
Suncor Energy, Inc.	3,110	86,396
Total SA SP ADR	2,374	113,240
Valero Energy Corp.	1,220	64,660

		1,538,804

Financials 1.5%
Weyerhaeuser Co., REIT	2,130	68,032

Industrials 1.9%
Deere & Co.	970	82,790

Materials 56.8%
Agrium, Inc.	900	81,621
Albemarle Corp.	645	55,141
Alcoa, Inc.	6,825	69,205
ArcelorMittal*	10,720	64,749
Barrick Gold Corp.	8,040	142,469
BHP Billiton Ltd. SP ADR	5,845	202,529
CF Industries Holdings, Inc.	3,865	94,113
E.I. du Pont de Nemours & Co.	1,060	70,988
Freeport-McMoRan, Inc.	6,000	65,160
Glencore PLC*	57,000	156,737
Goldcorp, Inc.	4,385	72,440
International Paper Co.	1,175	56,376
KapStone Paper and Packaging Corp.	5,955	112,669

	Shares	Value($)

Materials—continued
LyondellBasell Industries NV, Cl A	535	43,153
Martin Marietta Materials, Inc.	520	93,137
Monsanto Co.	1,090	111,398
Mosaic Co. (The)	1,710	41,827
Newmont Mining Corp.	2,795	109,816
Nucor Corp.	2,000	98,900
Packaging Corp. of America	810	65,821
Platinum Group Metals Ltd.*	6,700	18,358
Potash Corp. of Saskatchewan, Inc.	4,140	67,565
Rio Tinto PLC SP ADR	2,600	86,840
Silver Wheaton Corp.	2,640	71,359
Smurfit Kappa Group PLC	3,000	66,804
Southern Copper Corp.	735	19,330
Steel Dynamics, Inc.	2,860	71,471
United States Steel Corp.	5,445	102,693
Vale SA SP ADR	5,000	27,500
West Fraser Timber Co. Ltd.	1,630	50,231
WestRock Co.	2,260	109,565
Yamana Gold, Inc.	7,500	32,325

		2,532,290

Total Common Stocks (Cost $4,055,012)		4,362,875

Money Market Fund 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(a)	13,125	13,125

Total Money Market Fund (Cost $13,125)		13,125

Total Investments (Cost $4,068,137) — 98.2%		4,376,000
Other Assets in Excess of Liabilities — 1.8%		79,268

Net Assets — 100.0%		$4,455,268

*	Non-income producing security.

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviation

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Large Cap Value Equity Fund†

	Shares	Value($)

Common Stocks 97.5%
Consumer Discretionary 7.7%
Comcast Corp., Cl A	936,586	62,133,115
Johnson Controls International PLC	958,356	44,592,305
Macy’s, Inc.	756,753	28,037,699
Walt Disney Co. (The)	295,970	27,483,774

		162,246,893

Consumer Staples 3.8%
ConAgra Foods, Inc.	242,920	11,443,961
Procter & Gamble Co. (The)	772,283	69,312,399

		80,756,360

Energy 14.1%
Chevron Corp.	751,994	77,395,222
EOG Resources, Inc.	396,444	38,340,099
Exxon Mobil Corp.	876,355	76,488,264
Royal Dutch Shell PLC SP ADR, Cl B(a)	855,690	45,206,103
Schlumberger Ltd.	773,565	60,833,152

		298,262,840

Financials 24.8%
Allstate Corp. (The)	393,583	27,228,072
Aon PLC	244,325	27,484,119
BlackRock, Inc.	117,361	42,538,668
Chubb Ltd.	461,574	57,996,773
Citigroup, Inc.	1,154,890	54,545,455
Crown Castle International Corp., REIT	288,153	27,146,894
Hartford Financial Services Group, Inc. (The)	618,850	26,499,157
JPMorgan Chase & Co.	783,700	52,186,583
MetLife, Inc.	592,905	26,342,769
Progressive Corp. (The)	1,008,920	31,780,980
Public Storage, REIT	121,151	27,033,634
U.S. Bancorp	1,243,273	53,323,979
Wells Fargo & Co.	902,038	39,942,243
Willis Towers Watson PLC	222,045	29,480,915

		523,530,241

Health Care 14.0%
Agilent Technologies, Inc.	573,905	27,025,187
Bristol-Myers Squibb Co.	787,333	42,452,995
Cigna Corp.	432,392	56,349,325
Johnson & Johnson	587,444	69,394,760
Pfizer, Inc.	916,460	31,040,500
UnitedHealth Group, Inc.	492,645	68,970,300

		295,233,067

Industrials 11.6%
CSX Corp.	1,312,525	40,032,013
Delta Air Lines, Inc.	884,080	34,797,389

	Shares	Value($)

Industrials—continued
FedEx Corp.	234,074	40,888,046
General Electric Co.	1,940,516	57,478,084
Honeywell International, Inc.	322,621	37,614,382
United Technologies Corp.	332,130	33,744,408

		244,554,322

Information Technology 13.7%
Applied Materials, Inc.	1,502,992	45,315,209
Cisco Systems, Inc.	1,514,409	48,037,054
Intel Corp.	1,557,783	58,806,308
Microsoft Corp.	1,199,837	69,110,611
Oracle Corp.	1,073,179	42,154,471
Texas Instruments, Inc.	380,682	26,716,263

		290,139,916

Materials 3.3%
Dow Chemical Co. (The)	717,247	37,174,912
PPG Industries, Inc.	313,410	32,394,058

		69,568,970

Telecommunication Services 3.0%
Verizon Communications, Inc.	1,219,831	63,406,815

Utilities 1.5%
NextEra Energy, Inc.	269,659	32,984,689

Total Common Stocks (Cost $1,654,730,492)		2,060,684,113

Money Market Funds 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.40%(b)	72,636,861	72,636,861
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(b)(c)	1,053,000	1,053,000

Total Money Market Funds (Cost $73,689,861)		73,689,861

Total Investments (Cost $1,728,420,353) — 101.0%		2,134,373,974
Liabilities in Excess of Other Assets — (1.0)%		(21,378,574)

Net Assets — 100.0%		$2,112,995,400

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Large Cap Value Equity Fund† — concluded

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

(a)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $1,030,185.

(b)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(g)).

Investment Abbreviation

REIT	—	Real Estate Investment Trust
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

6

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Mid-Cap Value Equity Fund†

	Shares	Value($)

Common Stocks 98.9%
Consumer Discretionary 7.3%
Hanesbrands, Inc.	2,500,000	63,125,000
Harley-Davidson, Inc.	320,000	16,828,800
Johnson Controls International PLC	1,065,000	49,554,450
Marriott International, Inc., Cl A	610,000	41,071,300
Ralph Lauren Corp.	635,000	64,223,900

		234,803,450

Consumer Staples 2.0%
Campbell Soup Co.	500,000	27,350,000
ConAgra Foods, Inc.	815,000	38,394,650

		65,744,650

Energy 12.0%
Baker Hughes, Inc.	1,200,000	60,564,000
Cabot Oil & Gas Corp.	1,400,000	36,120,000
Devon Energy Corp.	1,150,000	50,726,500
Marathon Petroleum Corp.	1,250,000	50,737,500
Noble Energy, Inc.	1,400,000	50,036,000
Patterson-UTI Energy, Inc.	1,800,000	40,266,000
Pioneer Natural Resources Co.	270,000	50,125,500
Williams Cos., Inc. (The)	1,535,000	47,170,550

		385,746,050

Financials 31.0%
Allstate Corp. (The)	900,000	62,262,000
American Campus Communities, Inc., REIT	450,000	22,891,500
Ameriprise Financial, Inc.	400,000	39,908,000
BankUnited, Inc.	1,675,000	50,585,000
Citizens Financial Group, Inc.	2,300,000	56,833,000
CyrusOne, Inc., REIT	520,000	24,736,400
Hartford Financial Services Group, Inc. (The)	2,185,000	93,561,700
KeyCorp	4,650,000	56,590,500
Lazard Ltd., Cl A	2,236,600	81,322,776
Life Storage, Inc., REIT	370,000	32,907,800
MB Financial, Inc.	1,200,000	45,648,000
Mid-America Apartment Communities, Inc., REIT	350,000	32,896,500
Parkway Properties, Inc., REIT	1,950,000	33,169,500
Progressive Corp. (The)	1,950,000	61,425,000
Synchrony Financial	1,550,000	43,400,000
Weyerhaeuser Co., REIT	1,615,000	51,583,100
Willis Towers Watson PLC	475,000	63,065,750
XL Group Ltd.	2,750,000	92,482,500
Zions Bancorp.	1,750,000	54,285,000

		999,554,026

	Shares	Value($)

Health Care 9.4%
Agilent Technologies, Inc.	1,000,000	47,090,000
Cigna Corp.	1,030,000	134,229,600
Humana, Inc.	400,000	70,756,000
STERIS PLC	715,000	52,266,500

		304,342,100

Industrials 12.6%
Alaska Air Group, Inc.	665,000	43,796,900
Allison Transmission Holdings, Inc.	1,175,000	33,699,000
AMETEK, Inc.	860,000	41,090,800
Delta Air Lines, Inc.	1,240,000	48,806,400
Donaldson Co., Inc.	535,000	19,971,550
Fortive Corp.	815,000	41,483,500
Hubbell, Inc.	200,000	21,548,000
Lincoln Electric Holdings, Inc.	220,000	13,776,400
Macquarie Infrastructure Corp.	350,000	29,134,000
Pentair PLC	700,000	44,968,000
Rockwell Automation, Inc.	140,000	17,127,600
Rockwell Collins, Inc.	200,000	16,868,000
Textron, Inc.	820,000	32,595,000

		404,865,150

Information Technology 9.5%
Analog Devices, Inc.	820,000	52,849,000
Applied Materials, Inc.	1,650,000	49,747,500
Cypress Semiconductor Corp.(a)	6,800,000	82,688,000
Harris Corp.	655,000	60,004,550
NetApp, Inc.	1,050,000	37,611,000
Western Digital Corp.(a)	375,000	21,926,250

		304,826,300

Materials 6.4%
Ashland Global Holdings, Inc.	135,000	15,653,250
Eagle Materials, Inc.	470,000	36,331,000
International Paper Co.	500,000	23,990,000
Martin Marietta Materials, Inc.	110,000	19,702,100
PPG Industries, Inc.	465,000	48,062,400
Sherwin-Williams Co. (The)	150,000	41,499,000
Valvoline, Inc.*(a)	900,000	21,141,000

		206,378,750

Utilities 8.7%
Edison International	450,000	32,512,500
Exelon Corp.	1,200,000	39,948,000
Great Plains Energy, Inc.	960,000	26,198,400
NextEra Energy Partners LP	1,950,000	54,541,500

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Mid-Cap Value Equity Fund† — concluded

	Shares	Value($)

Utilities—continued
PG&E Corp.	1,050,000	64,228,500
Sempra Energy	600,000	64,314,000

		281,742,900

Total Common Stocks (Cost $2,863,475,797)		3,188,003,376

Money Market Funds 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.40%(b)	81,889,073	81,889,073
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(b)(c)	3,968,035	3,968,035

Total Money Market Funds (Cost $85,857,108)		85,857,108

Total Investments (Cost $2,949,332,905) — 101.5%		3,273,860,484
Liabilities in Excess of Other Assets — (1.5)%		(49,281,463)

Net Assets — 100.0%		$3,224,579,021

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $10,808,218.

(b)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $11,093,081. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,125,045. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(g)).

Investment Abbreviation

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Small Cap Value Equity Fund†

	Shares	Value($)

Common Stocks 98.9%
Consumer Discretionary 17.5%
AMC Entertainment Holdings, Inc., Cl A	863,540	26,847,459
Chico’s FAS, Inc.	975,400	11,607,260
Guess?, Inc.	1,069,154	15,620,340
HSN, Inc.	513,460	20,435,708
Lithia Motors, Inc., Cl A	71,630	6,842,098
Matthews International Corp., Cl A	50,440	3,064,734
MDC Partners, Inc., Cl A	239,800	2,570,656
Meredith Corp.	10,190	529,778
Papa John’s International, Inc.	248,700	19,609,995
Regal Entertainment Group, Cl A	650,200	14,141,850
Ruth’s Hospitality Group, Inc.	181,370	2,560,944
Scholastic Corp.	207,790	8,178,614
Sonic Automotive, Inc., Cl A	637,270	11,980,676
Thor Industries, Inc.	173,695	14,711,967
Tupperware Brands Corp.	67,500	4,412,475
Wolverine World Wide, Inc.	20,500	472,115

		163,586,669

Consumer Staples 9.2%
B&G Foods, Inc.	589,200	28,976,856
Calavo Growers, Inc.	23,600	1,544,148
Energizer Holdings, Inc.	714,400	35,691,424
Inter Parfums, Inc.	212,100	6,844,467
J&J Snack Foods Corp.	40,800	4,860,096
PriceSmart, Inc.	24,400	2,043,744
Sanderson Farms, Inc.	66,001	6,357,876

		86,318,611

Energy 0.3%
Bristow Group, Inc.	214,360	3,005,327

Financials 23.3%
Alexander & Baldwin, Inc.	307,410	11,810,692
Banco Latinoamericano de Expectaciones SA, Cl E	51,870	1,461,697
Bank of Hawaii Corp.	259,240	18,826,009
Cohen & Steers, Inc.	348,900	14,915,475
Evercore Partners, Inc., Cl A	348,620	17,957,416
Hanover Insurance Group, Inc. (The)	307,770	23,212,013
Horace Mann Educators Corp.	361,400	13,245,310
Medical Properties Trust, Inc., REIT	1,728,530	25,530,388
Monmouth Real Estate Investment Corp., REIT	59,650	851,206
Oppenheimer Holdings, Inc., Cl A	13,010	185,913
Outfront Media, Inc., REIT	810,495	19,168,207
Parkway Properties, Inc., REIT	615,750	10,473,907

	Shares	Value($)

Financials—continued
Post Properties, Inc., REIT	122,804	8,121,029
Primerica, Inc.	376,900	19,987,007
Tanger Factory Outlet Centers, Inc., REIT	321,800	12,537,328
Trust Co Bank Corp. NY	218,450	1,548,811
UMB Financial Corp.	305,950	18,188,727

		218,021,135

Health Care 5.9%
Ensign Group, Inc. (The)	149,040	3,000,175
Hill-Rom Holdings, Inc.	475,130	29,448,558
Landauer, Inc.	237,840	10,579,123
Phibro Animal Health Corp., Cl A	464,000	12,611,520

		55,639,376

Industrials 27.9%
AAR Corp.	295,870	9,266,648
ABM Industries, Inc.	416,227	16,524,212
Advanced Drainage Systems, Inc.	11,200	269,472
Badger Meter, Inc.	356,782	11,955,765
BWX Technologies, Inc.	159,400	6,116,178
China Yuchai International Ltd.	63,590	689,952
CLARCOR, Inc.	334,550	21,745,750
Covanta Holding Corp.	1,114,000	17,144,460
Cubic Corp.	298,100	13,954,061
EMCOR Group, Inc.	295,540	17,620,095
Forward Air Corp.	393,100	17,005,506
Granite Construction, Inc.	46,340	2,304,952
Herman Miller, Inc.	648,280	18,540,808
Interface, Inc.	141,361	2,359,315
ITT, Inc.	135,757	4,865,531
Kelly Services, Inc., Cl A	823,310	15,824,018
Kforce, Inc.	326,400	6,687,936
Knoll, Inc.	513,300	11,728,905
Luxfer Holdings PLC ADR	165,710	1,920,579
MSA Safety, Inc.	153,702	8,920,864
Mueller Water Products, Inc., Cl A	1,685,830	21,157,166
Multi-Color Corp.	109,900	7,253,400
NN, Inc.	127,000	2,317,750
Sun Hydraulics Corp.	27,020	871,935
Tennant Co.	35,380	2,292,624
Tetra Tech, Inc.	407,500	14,454,025
Viad Corp.	202,590	7,469,493

		261,261,400

Information Technology 8.5%
Black Box Corp.	47,400	658,860
Daktronics, Inc.	532,750	5,082,435
Fair Isaac Corp.	402,750	50,178,622
Plantronics, Inc.	460,560	23,930,698

		79,850,615

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Ceredex Small Cap Value Equity Fund† — concluded

	Shares	Value($)

Materials 3.1%
A. Schulman, Inc.	9,200	267,904
Carpenter Technology Corp.	205,600	8,483,056
Haynes International, Inc.	101,330	3,760,356
Hecla Mining Co.	2,846,540	16,225,278

		28,736,594

Utilities 3.2%
ALLETE, Inc.	175,740	10,477,619
California Water Service Group	333,890	10,714,530
NorthWestern Corp.	147,700	8,497,181

		29,689,330

Total Common Stocks (Cost $703,263,879)		926,109,057

Money Market Fund 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(a)	12,459,071	12,459,071

Total Money Market Fund (Cost $12,459,071)		12,459,071

Total Investments (Cost $715,722,950) — 100.2%		938,568,128
Liabilities in Excess of Other Assets — (0.2)%		(1,910,303)

Net Assets — 100.0%		$936,657,825

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Innovative Growth Stock Fund†

	Shares	Value($)
Common Stocks 100.1%
Consumer Discretionary 30.7%
Amazon.com, Inc.*	2,250	1,883,947
Chipotle Mexican Grill, Inc.*	1,150	487,025
Lululemon Athletica, Inc.*	6,800	414,664
Netflix, Inc.*	13,700	1,350,135
Priceline Group, Inc. (The)*	350	515,022
Shake Shack, Inc., Cl A*	7,100	246,157
Starbucks Corp.	7,000	378,980
Tesla Motors, Inc.*	6,000	1,224,180
Ulta Salon Cosmetics & Fragrance, Inc.*	1,000	237,980
Under Armour, Inc., Cl A*	11,300	437,084
Under Armour, Inc., Cl C*	7,049	238,679

		7,413,853

Consumer Staples 1.0%
Amplify Snack Brands, Inc.*	14,700	238,140

Financials 7.5%
Charles Schwab Corp. (The)	26,500	836,605
First Republic Bank	7,000	539,770
Signature Bank*	3,550	420,498

		1,796,873

Health Care 19.9%
Alexion Pharmaceuticals, Inc.*	4,400	539,176
BioMarin Pharmaceutical, Inc.*	4,300	397,836
Celgene Corp.*	9,000	940,770
DexCom, Inc.*	5,750	504,045
Exact Sciences Corp.*	26,100	484,677
Illumina, Inc.*	2,700	490,482
Medidata Solutions, Inc.*	8,650	482,324
Nevro Corp.*	1,300	135,707
Regeneron Pharmaceuticals, Inc.*	1,750	703,535
Zeltiq Aesthetics, Inc.*	3,100	121,582

		4,800,134

	Shares	Value($)
Industrials 7.6%
Acuity Brands, Inc.	1,500	396,900
XPO Logistics, Inc.*	39,150	1,435,631

		1,832,531

Information Technology 33.4%
Adobe Systems, Inc.*	2,200	238,788
Alphabet, Inc., Cl A*	1,100	884,466
Ellie Mae, Inc.*	7,000	737,100
Facebook, Inc., Cl A*	10,700	1,372,489
MercadoLibre, Inc.	5,200	961,844
Monolithic Power Systems, Inc.	8,000	644,000
Palo Alto Networks, Inc.*	6,500	1,035,645
Pandora Media, Inc.*	32,100	459,993
Salesforce.com, Inc.*	9,000	641,970
ServiceNow, Inc.*	3,400	269,110
Zillow Group, Inc., Cl C*	23,150	802,147

		8,047,552

Total Common Stocks (Cost $13,364,139)		24,129,083

Money Market Fund 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(a)	53,929	53,929

Total Money Market Fund (Cost $53,929)		53,929

Total Investments (Cost $13,418,068) — 100.3%		24,183,012
Liabilities in Excess of Other Assets — (0.3)%		(74,230)

Net Assets — 100.0%		$24,108,782

†	Formerly Aggressive Growth Stock Fund.

*	Non-income producing security.

(a)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 94.1%
Australia 4.2%
CSL Ltd.(a)	35,163	2,887,767

Bermuda 1.8%
Lazard Ltd., Cl A	34,934	1,270,200

Brazil 2.0%
Ambev SA ADR	231,480	1,409,713

Canada 6.6%
Canadian Pacific Railway Ltd.	18,192	2,777,919
Constellation Software, Inc.	4,035	1,818,956

		4,596,875

China 7.7%
Ctrip.com International Ltd. ADR*(b)	45,659	2,126,340
Kaisa Group Holdings Ltd.*(a)(b)(c)	423,000	85,075
Tencent Holdings Ltd.(a)	112,340	3,112,737

		5,324,152

Denmark 11.1%
Chr. Hansen Holding A/S	27,602	1,640,820
Coloplast A/S, Cl B	27,372	2,122,725
Novo Nordisk A/S SP ADR	49,221	2,047,101
Novozymes A/S, Cl B	42,382	1,863,992

		7,674,638

France 7.4%
Essilor International SA	14,828	1,912,227
Hermes International	3,675	1,495,480
LVMH Moet Hennessy Louis Vuitton SE	10,145	1,729,970

		5,137,677

Germany 2.2%
Adidas AG	8,948	1,552,992

India 3.2%
HDFC Bank Ltd. ADR(b)	30,497	2,192,429

Ireland 8.1%
Accenture PLC, Cl A	17,141	2,094,116
Experian PLC	104,407	2,089,450
ICON PLC*	18,369	1,421,210

		5,604,776

Japan 5.9%
Keyence Corp.(a)	3,230	2,350,850
Sysmex Corp.(a)	23,440	1,736,587

		4,087,437

Mexico 1.5%
Wal-Mart de Mexico SAB de CV	465,190	1,018,441

	Shares	Value($)
Netherlands 5.2%
Core Laboratories NV(b)	18,540	2,082,598
Yandex NV, Cl A*	71,010	1,494,761

		3,577,359

South Africa 2.4%
Shoprite Holdings Ltd.	119,485	1,666,477

Spain 1.5%
Industria de Diseno Textil SA	29,055	1,077,084

Switzerland 11.2%
Chubb Ltd.	23,168	2,911,059
Nestle SA	36,424	2,870,054
SGS SA	898	2,010,448

		7,791,561

Taiwan 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	98,985	3,027,951

United Kingdom 7.7%
Compass Group PLC	109,614	2,124,038
Reckitt Benckiser Group PLC	33,886	3,190,884

		5,314,922

Total Common Stocks (Cost $60,542,074)		65,212,451

Money Market Funds 7.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(d)	3,750,340	3,750,340
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(d)(e)	1,437,380	1,437,380

		5,187,720

Total Money Market Funds (Cost $5,187,720)		5,187,720

Total Investments (Cost $65,729,794) — 101.6%		70,400,171
Liabilities in Excess of Other Assets — (1.6)%		(1,114,558)

Net Assets — 100.0%		$69,285,613

*	Non-income producing security.

(a)	Valued at fair value using procedures approved by the Board (See Notes 2(a)).

(b)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $1,730,705.

(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

International Equity Fund — concluded

(d)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(e)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $1,789,805. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $352,425. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(g)).

Investment Abbreviations

ADR	—	American Depositary Receipt
SAB de CV	—	Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	—	Sponsored American Depositary Receipt

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Silvant Large Cap Growth Stock Fund†

	Shares	Value($)
Common Stocks 99.2%
Consumer Discretionary 25.6%
Amazon.com, Inc.*	15,711	13,154,977
Chipotle Mexican Grill, Inc.*(a)	6,665	2,822,628
Comcast Corp., Cl A	34,707	2,302,462
DR Horton, Inc.	98,286	2,968,237
Harman International Industries, Inc.	19,237	1,624,565
Johnson Controls International PLC	41,073	1,911,127
L Brands, Inc.	19,298	1,365,719
Las Vegas Sands Corp.	30,082	1,730,918
Netflix, Inc.*	23,610	2,326,766
NIKE, Inc., Cl B	58,728	3,092,029
Priceline Group, Inc. (The)*	4,869	7,164,685
Royal Caribbean Cruises Ltd.	56,176	4,210,391
Starbucks Corp.	103,002	5,576,528
Ulta Salon Cosmetics & Fragrance, Inc.*	13,653	3,249,141
Under Armour, Inc., Cl A*(a)	73,566	2,845,533
Under Armour, Inc., Cl C*	74,088	2,508,620

		58,854,326

Consumer Staples 6.8%
Blue Buffalo Pet Products, Inc.*	83,425	1,982,178
Colgate-Palmolive Co.	60,927	4,517,128
Costco Wholesale Corp.	30,195	4,605,039
Estee Lauder Cos., Inc. (The), Cl A	36,837	3,262,285
WhiteWave Foods Co. (The)*	22,142	1,205,189

		15,571,819

Energy 3.0%
Devon Energy Corp.	62,607	2,761,595
EOG Resources, Inc.	43,114	4,169,555

		6,931,150

Financials 4.3%
Charles Schwab Corp. (The)	90,964	2,871,733
Discover Financial Services	44,818	2,534,458
Equinix, Inc., REIT	6,385	2,300,196
Morgan Stanley	68,593	2,199,092

		9,905,479

Health Care 15.9%
Alexion Pharmaceuticals, Inc.*	37,805	4,632,624
Biogen, Inc.*	13,961	4,370,212
Bristol-Myers Squibb Co.	65,977	3,557,480
Edwards Lifesciences Corp.*	43,382	5,230,134
Gilead Sciences, Inc.	92,522	7,320,340
HCA Holdings, Inc.*	26,533	2,006,691
McKesson Corp.	16,940	2,824,745
Mylan NV*(a)	115,599	4,406,634
Shire PLC ADR	11,109	2,153,591

		36,502,451

	Shares	Value($)
Industrials 8.3%
A.O. Smith Corp.	25,152	2,484,766
BE Aerospace, Inc.	25,926	1,339,337
Fluor Corp.	32,220	1,653,531
Fortune Brands Home & Security, Inc.	47,608	2,766,025
HD Supply Holdings, Inc.*	75,257	2,406,719
Honeywell International, Inc.	44,450	5,182,426
IHS Markit Ltd.*	40,657	1,526,670
J.B. Hunt Transport Services, Inc.	22,273	1,807,231

		19,166,705

Information Technology 33.6%
Adobe Systems, Inc.*	24,927	2,705,577
Alphabet, Inc., Cl A*	10,336	8,310,764
Alphabet, Inc., Cl C*	10,614	8,250,156
Analog Devices, Inc.	58,377	3,762,398
Applied Materials, Inc.	52,963	1,596,834
Facebook, Inc., Cl A*	103,236	13,242,082
Microsoft Corp.	201,992	11,634,739
NXP Semiconductors NV*	30,400	3,101,104
Palo Alto Networks, Inc.*	27,642	4,404,200
Red Hat, Inc.*	34,363	2,777,561
Salesforce.com, Inc.*	48,870	3,485,897
Splunk, Inc.*	37,960	2,227,493
Visa, Inc., Cl A	113,529	9,388,848
Workday, Inc., Cl A*	26,042	2,387,791

		77,275,444

Materials 1.7%
PPG Industries, Inc.	11,563	1,195,152
Vulcan Materials Co.	24,135	2,744,873

		3,940,025

Total Common Stocks (Cost $137,838,272)		228,147,399

Money Market Funds 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(b)	1,430,012	1,430,012
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(b)(c)	4,992,849	4,992,849

Total Money Market Funds (Cost $6,422,861)		6,422,861

Total Investments (Cost $144,261,133) — 102.0%		234,570,260
Liabilities in Excess of Other Assets — (2.0)%		(4,624,153)

Net Assets — 100.0%		$229,946,107

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Silvant Large Cap Growth Stock Fund† — concluded

†	On August 1, 2016, affiliated equity funds were rebranded from “RidgeWorth” to “RidgeWorth Silvant”.

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $5,979,181.

(b)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $6,103,338. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,110,489. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(g)).

Investment Abbreviation

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Silvant Small Cap Growth Stock Fund†

	Shares	Value($)
Common Stocks 99.8%
Consumer Discretionary 12.6%
American Axle & Manufacturing Holdings, Inc.*	27,666	476,409
Cheesecake Factory, Inc. (The)	11,834	592,410
Cracker Barrel Old Country Store, Inc.(a)	3,318	438,706
Denny’s Corp.*	58,987	630,571
Dorman Products, Inc.*	7,035	449,536
Five Below, Inc.*	10,369	417,767
G-III Apparel Group Ltd.*	14,319	417,399
Interval Leisure Group, Inc.	25,894	444,600
Lithia Motors, Inc., Cl A	3,891	371,668
Monro Muffler Brake, Inc.	6,781	414,794
Tenneco, Inc.*	9,648	562,189
Universal Electronics, Inc.*	6,447	480,044
Wayfair, Inc., Cl A*(a)	7,734	304,488

		6,000,581

Consumer Staples 3.6%
Casey’s General Stores, Inc.	3,816	458,492
Energizer Holdings, Inc.	11,929	595,973
MGP Ingredients, Inc.(a)	8,108	328,536
Orchids Paper Products Co.(a)	11,368	309,551

		1,692,552

Energy 1.6%
Carrizo Oil & Gas, Inc.*	18,048	733,110

Financials 6.6%
AMERISAFE, Inc.	9,277	545,302
Coresite Realty Corp., REIT	5,640	417,586
Employers Holdings, Inc.	15,911	474,625
Home BancShares, Inc.	27,398	570,152
MarketAxess Holdings, Inc.	2,981	493,624
QTS Realty Trust, Inc., Cl A, REIT	11,885	628,122

		3,129,411

Health Care 26.3%
AMN Healthcare Services, Inc.*	13,434	428,142
ANI Pharmaceuticals, Inc.*(a)	6,783	450,052
Array BioPharma, Inc.*(a)	67,073	452,743
Chemed Corp.	2,786	393,021
Coherus Biosciences, Inc.*	14,545	389,515
CorVel Corp.*	6,692	256,973
Depomed, Inc.*(a)	24,894	622,101
HealthSouth Corp.	15,030	609,767
ICU Medical, Inc.*	4,346	549,247
Inogen, Inc.*	13,513	809,429
Insmed, Inc.*	29,843	433,320
Ironwood Pharmaceuticals, Inc.*	38,350	608,998
Keryx Biopharmaceuticals, Inc.*(a)	55,878	296,712
Ligand Pharmaceuticals, Inc.*	5,246	535,407
Molina Healthcare, Inc.*	5,848	341,055

	Shares	Value($)
Health Care—continued
Neurocrine Biosciences, Inc.*	11,970	606,161
NuVasive, Inc.*	8,601	573,343
NxStage Medical, Inc.*	32,839	820,647
Omnicell, Inc.*	10,030	384,149
Portola Pharmaceuticals, Inc.*	20,419	463,716
Prestige Brands Holdings, Inc.*	9,101	439,305
Radius Health, Inc.*(a)	8,926	482,807
TESARO, Inc.*	3,818	382,716
Ultragenyx Pharmaceutical, Inc.*(a)	5,829	413,509
Vanda Pharmaceuticals, Inc.*	46,193	768,652

		12,511,487

Industrials 16.6%
AAON, Inc.	19,009	547,839
Air Transport Services Group, Inc.*	38,703	555,388
Alamo Group, Inc.	7,008	461,757
American Woodmark Corp.*	4,773	384,561
Astec Industries, Inc.	5,345	320,005
AZZ, Inc.	8,604	561,583
Badger Meter, Inc.	18,018	603,783
Beacon Roofing Supply, Inc.*	14,164	595,880
Dycom Industries, Inc.*(a)	8,086	661,273
Forward Air Corp.	10,321	446,487
Franklin Electric Co., Inc.	9,710	395,294
Hawaiian Holdings, Inc.*	10,713	520,652
Manitowoc Foodservice, Inc.*	28,786	466,909
Simpson Manufacturing Co., Inc.	10,736	471,847
Trex Co., Inc.*	7,527	441,985
Universal Forest Products, Inc.	4,751	467,926

		7,903,169

Information Technology 25.1%
Angie’s List, Inc.*(a)	38,840	384,904
Aspen Technology, Inc.*	10,110	473,047
Convergys Corp.(a)	14,156	430,626
Ellie Mae, Inc.*	7,963	838,504
Euronet Worldwide, Inc.*	7,799	638,192
Fair Isaac Corp.	3,599	448,399
Fitbit, Inc., Cl A*(a)	24,943	370,154
Guidewire Software, Inc.*	8,126	487,398
Inphi Corp.*	19,224	836,436
Integrated Device Technology, Inc.*	34,814	804,203
Littelfuse, Inc.	5,613	723,011
LogMeIn, Inc.	7,064	638,515
Manhattan Associates, Inc.*	7,741	446,036
MaxLinear, Inc., Cl A*	22,219	450,379
Methode Electronics, Inc.	10,932	382,292
NeoPhotonics Corp.*	14,607	238,678
NIC, Inc.	17,319	406,997
Oclaro, Inc.*	45,305	387,358

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Silvant Small Cap Growth Stock Fund† — concluded

	Shares	Value($)
Information Technology—continued
Paycom Software, Inc.*(a)	15,611	782,579
Proofpoint, Inc.*(a)	12,217	914,443
Q2 Holdings, Inc.*	29,455	844,180

		11,926,331

Materials 5.6%
Balchem Corp.	9,740	755,142
GCP Applied Technologies, Inc.*	17,502	495,657
HB Fuller Co.	9,575	444,950
Olin Corp.	24,016	492,808
Quaker Chemical Corp.	4,646	492,151

		2,680,708

Telecommunication Services 1.8%
8x8, Inc.*	55,726	859,852

Total Common Stocks (Cost $39,764,853)		47,437,201

Money Market Funds 13.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(b)	796,660	796,660
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(b)(c)	5,440,674	5,440,674

Total Money Market Funds (Cost $6,237,334)		6,237,334

Total Investments (Cost $46,002,187) — 112.9%		53,674,535
Liabilities in Excess of Other Assets — (12.9)%		(6,127,960)

Net Assets — 100.0%		$47,546,575

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $5,612,917.

(b)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $5,746,143. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $305,469. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(g)).

Investment Abbreviation

REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 69.7%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	87,216	1,387,599
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	42,141	565,952
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	14,074	178,887
RidgeWorth International Equity Fund(a)	44,742	446,079
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	201,170	1,933,243
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	17,573	169,226

Total Equity Funds (Cost $3,512,492)		4,680,986

Fixed Income Funds 6.8%
RidgeWorth Seix Core Bond Fund(a)	29	318
RidgeWorth Seix Corporate Bond Fund(b)	2,716	24,224
RidgeWorth Seix Floating Rate High Income Fund(a)	923	7,996
RidgeWorth Seix High Income Fund(a)	1,350	8,638
RidgeWorth Seix High Yield Fund(a)	1,006	8,356
RidgeWorth Seix Total Return Bond Fund(a)	32,111	349,688
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	5,648	56,703

Total Fixed Income Funds (Cost $441,323)		455,923

Exchange Traded Funds 22.9%
Consumer Discretionary Select Sector SPDR Fund	397	31,776
Consumer Staples Select Sector SPDR Fund	479	25,488
Energy Select Sector SPDR Fund	271	19,135
Financial Select Sector SPDR Fund	1,734	33,466
Health Care Select Sector SPDR Fund	514	37,065
Industrial Select Sector SPDR Fund	454	26,504
iShares Barclays 20+ Year Treasury Bond Fund	85	11,688
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	80	9,319
iShares Core S&P 500 Fund	495	107,692
iShares Core U.S. Aggregate Bond Fund	3,541	398,079
iShares Currency Hedged MSCI EAFE Fund	17,697	439,063

	Shares	Value($)
Exchange Traded Funds—continued
iShares Currency Hedged MSCI Emerging Markets Fund	82	1,809
iShares Dow Jones U.S. Real Estate Index Fund	78	6,290
iShares MSCI EAFE Fund	36	2,129
iShares MSCI Emerging Markets Index Fund	946	35,428
iShares MSCI India Fund	1,668	49,056
iShares Russell 2000 Index Fund	315	39,126
iShares U.S. Telecommunications Fund	216	6,960
Materials Select Sector SPDR Fund	152	7,258
Real Estate Select Sector SPDR Fund	241	7,906
Technology Select Sector SPDR Fund	1,148	54,851
Utilities Select Sector SPDR Fund	174	8,524
VanEck Vectors Gold Miners Fund	6,885	181,971

Total Exchange Traded Funds (Cost $1,383,455)		1,540,583

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	60,351	60,351

Total Money Market Fund (Cost $60,351)		60,351

Total Investments (Cost $5,397,621) — 100.3%		6,737,843
Liabilities in Excess of Other Assets — (0.3)%		(20,173)

Net Assets — 100.0%		$6,717,670

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

EAFE	—	Europe, Australasia and Far East
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.8%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	312,729	4,975,525
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	147,144	1,976,138
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	51,807	658,462
RidgeWorth International Equity Fund(a)	156,257	1,557,880
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	723,883	6,956,517
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	65,025	626,192

Total Equity Funds (Cost $14,675,627)		16,750,714

Fixed Income Funds 39.4%
RidgeWorth Seix Core Bond Fund(a)	750	8,324
RidgeWorth Seix Corporate Bond Fund(b)	110,634	986,853
RidgeWorth Seix Floating Rate High Income Fund(a)	37,375	323,665
RidgeWorth Seix High Income Fund(a)	55,230	353,475
RidgeWorth Seix High Yield Fund(a)	41,148	341,940
RidgeWorth Seix Total Return Bond Fund(a)	1,635,301	17,808,428
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	230,304	2,312,255

Total Fixed Income Funds (Cost $21,434,556)		22,134,940

Exchange Traded Funds 30.3%
Consumer Discretionary Select Sector SPDR Fund	1,248	99,890
Consumer Staples Select Sector SPDR Fund	1,503	79,975
Energy Select Sector SPDR Fund	849	59,948
Financial Select Sector SPDR Fund	5,440	104,992
Health Care Select Sector SPDR Fund	1,614	116,386
Industrial Select Sector SPDR Fund	1,423	83,075
iShares Barclays 20+ Year Treasury Bond Fund	3,469	477,022
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,268	380,689

	Shares	Value($)
Exchange Traded Funds—continued
iShares Core S&P 500 Fund	592	128,795
iShares Core U.S. Aggregate Bond Fund	112,720	12,671,982
iShares Currency Hedged MSCI EAFE Fund	61,811	1,533,531
iShares Currency Hedged MSCI Emerging Markets Fund	277	6,111
iShares Dow Jones U.S. Real Estate Index Fund	290	23,386
iShares MSCI EAFE Fund	122	7,214
iShares MSCI Emerging Markets Index Fund	3,238	121,263
iShares MSCI India Fund	5,924	174,225
iShares Russell 2000 Index Fund	550	68,315
iShares U.S. Telecommunications Fund	676	21,781
Materials Select Sector SPDR Fund	471	22,490
Real Estate Select Sector SPDR Fund	757	24,805
Technology Select Sector SPDR Fund	3,585	171,291
Utilities Select Sector SPDR Fund	545	26,700
VanEck Vectors Gold Miners Fund	24,019	634,822

Total Exchange Traded Funds (Cost $16,001,280)		17,038,688

Money Market Fund 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	376,861	376,861

Total Money Market Fund (Cost $376,861)		376,861

Total Investments (Cost $52,488,324) — 100.2%		56,301,203
Liabilities in Excess of Other Assets — (0.2)%		(100,249)

Net Assets — 100.0%		$56,200,954

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

EAFE	—	Europe, Australasia and Far East
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 62.0%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	485,014	7,716,571
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	228,648	3,070,743
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	80,563	1,023,953
RidgeWorth International Equity Fund(a)	242,782	2,420,533
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	1,111,241	10,679,024
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	100,417	967,020

Total Equity Funds (Cost $20,345,819)		25,877,844

Fixed Income Funds 14.1%
RidgeWorth Seix Core Bond Fund(a)	261	2,899
RidgeWorth Seix Corporate Bond Fund(b)	30,761	274,388
RidgeWorth Seix Floating Rate High Income Fund(a)	10,409	90,145
RidgeWorth Seix High Income Fund(a)	15,434	98,781
RidgeWorth Seix High Yield Fund(a)	11,518	95,712
RidgeWorth Seix Total Return Bond Fund(a)	431,121	4,694,908
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	64,072	643,283

Total Fixed Income Funds (Cost $5,410,681)		5,900,116

Exchange Traded Funds 23.1%
Consumer Discretionary Select Sector SPDR Fund	2,057	164,642
Consumer Staples Select Sector SPDR Fund	2,479	131,908
Energy Select Sector SPDR Fund	1,402	98,995
Financial Select Sector SPDR Fund	8,974	173,198
Health Care Select Sector SPDR Fund	2,661	191,885
Industrial Select Sector SPDR Fund	2,349	137,135
iShares Barclays 20+ Year Treasury Bond Fund	967	132,972
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	911	106,122
iShares Core S&P 500 Fund	1,214	264,118

	Shares	Value($)
Exchange Traded Funds—continued
iShares Core U.S. Aggregate Bond Fund	33,767	3,796,086
iShares Currency Hedged MSCI EAFE Fund	96,048	2,382,951
iShares Currency Hedged MSCI Emerging Markets Fund	492	10,854
iShares Dow Jones U.S. Real Estate Index Fund	436	35,159
iShares MSCI EAFE Fund	183	10,821
iShares MSCI Emerging Markets Index Fund	5,087	190,508
iShares MSCI India Fund	9,006	264,866
iShares Russell 2000 Index Fund	891	110,671
iShares U.S. Telecommunications Fund	1,118	36,022
Materials Select Sector SPDR Fund	787	37,579
Real Estate Select Sector SPDR Fund	1,249	40,920
Technology Select Sector SPDR Fund	5,942	283,909
Utilities Select Sector SPDR Fund	902	44,189
VanEck Vectors Gold Miners Fund	37,391	988,244

Total Exchange Traded Funds (Cost $8,653,102)		9,633,754

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	326,320	326,320

Total Money Market Fund (Cost $326,320)		326,320

Total Investments (Cost $34,735,922) — 100.0%		41,738,034
Other Assets in Excess of Liabilities — 0.0%(d)		9,286

Net Assets — 100.0%		$41,747,320

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

EAFE	—	Europe, Australasia and Far East
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 46.3%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	495,556	7,884,292
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	232,207	3,118,540
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	82,568	1,049,439
RidgeWorth International Equity Fund(a)	246,522	2,457,823
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	1,134,569	10,903,207
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	102,041	982,655

Total Equity Funds (Cost $19,723,973)		26,395,956

Fixed Income Funds 25.4%
RidgeWorth Seix Core Bond Fund(a)	500	5,549
RidgeWorth Seix Corporate Bond Fund(b)	77,157	688,242
RidgeWorth Seix Floating Rate High Income Fund(a)	25,974	224,931
RidgeWorth Seix High Income Fund(a)	38,505	246,433
RidgeWorth Seix High Yield Fund(a)	28,649	238,074
RidgeWorth Seix Total Return Bond Fund(a)	1,053,237	11,469,748
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	160,828	1,614,710

Total Fixed Income Funds (Cost $13,270,135)		14,487,687

Exchange Traded Funds 28.0%
Consumer Discretionary Select Sector SPDR Fund	1,967	157,439
Consumer Staples Select Sector SPDR Fund	2,371	126,161
Energy Select Sector SPDR Fund	1,341	94,688
Financial Select Sector SPDR Fund	8,582	165,633
Health Care Select Sector SPDR Fund	2,545	183,520
Industrial Select Sector SPDR Fund	2,245	131,063
iShares Barclays 20+ Year Treasury Bond Fund	2,425	333,462
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,300	267,927
iShares Core S&P 500 Fund	1,087	236,488

	Shares	Value($)
Exchange Traded Funds—continued
iShares Core U.S. Aggregate Bond Fund	87,224	9,805,722
iShares Currency Hedged MSCI EAFE Fund	97,602	2,421,506
iShares Currency Hedged MSCI Emerging Markets Fund	430	9,486
iShares Dow Jones U.S. Real Estate Index Fund	436	35,159
iShares MSCI EAFE Fund	195	11,530
iShares MSCI Emerging Markets Index Fund	5,150	192,867
iShares MSCI India Fund	9,111	267,954
iShares Russell 2000 Index Fund	813	100,983
iShares U.S. Telecommunications Fund	1,069	34,443
Materials Select Sector SPDR Fund	753	35,956
Real Estate Select Sector SPDR Fund	1,194	39,132
Technology Select Sector SPDR Fund	5,683	271,534
Utilities Select Sector SPDR Fund	863	42,278
VanEck Vectors Gold Miners Fund	37,978	1,003,758

Total Exchange Traded Funds (Cost $14,670,747)		15,968,689

Money Market Fund 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	394,786	394,786

Total Money Market Fund (Cost $394,786)		394,786

Total Investments (Cost $48,059,641) — 100.4%		57,247,118
Liabilities in Excess of Other Assets — (0.4)%		(208,300)

Net Assets — 100.0%		$57,038,818

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.

(b)	Affiliated investments. Investments are in each Fund’s I Shares.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

EAFE	—	Europe, Australasia and Far East
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

21

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Capital Innovations Global Resources and Infrastructure Fund	Ceredex Large Cap Value Equity Fund†	Ceredex Mid-Cap Value Equity Fund†	Ceredex Small Cap Value Equity Fund†
Assets:
Total Investments, at Cost	$4,068,137	$1,728,420,353	$2,949,332,905	$715,722,950

Total Investments, at Value*	$4,376,000	$2,134,373,974	$3,273,860,484	$938,568,128
Interest and Dividends Receivable	10,146	2,701,796	3,828,395	1,502,812
Securities Lending Income Receivable	—	1,043	23,127	—
Foreign Currency, at Value (Cost $12, $—, $— and $—, respectively)	12	—	—	—
Receivable for Capital Shares Issued	34,252	1,422,710	2,024,757	1,189,975
Receivable for Investment Securities Sold	80,391	—	79,276,168	8,508,278
Reclaims Receivable	3,490	—	—	—
Receivable from Investment Adviser	5,707	165,440	19,962	—
Prepaid Expenses and Other Assets	33,462	97,186	152,389	51,184

Total Assets	4,543,460	2,138,762,149	3,359,185,282	949,820,377

Liabilities:
Payable for Investment Securities Purchased	42,028	11,227,295	54,993,271	10,540,864
Payable for Capital Shares Redeemed	—	10,411,360	70,606,944	1,091,546
Payable Upon Return of Securities Loaned	—	1,053,000	3,968,035	—
Investment Advisory Fees Payable	3,579	1,139,425	1,828,059	636,941
Compliance and Fund Services Fees Payable	92	50,213	77,204	21,482
Distribution and Service Fees Payable	495	102,165	138,352	52,536
Other Accrued Expenses	41,998	1,783,291	2,994,396	819,183

Total Liabilities	88,192	25,766,749	134,606,261	13,162,552

Total Net Assets	$4,455,268	$2,112,995,400	$3,224,579,021	$936,657,825

Net Assets Consist of:
Capital	$4,874,657	$1,686,418,145	$2,793,165,957	$693,521,004
Accumulated Net Investment Income	44,775	21,580,251	26,865,339	5,662,835
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	(772,029)	(956,617)	80,020,146	14,628,808
Net Unrealized Appreciation on Investments and Foreign Currencies	307,865	405,953,621	324,527,579	222,845,178

Net Assets	$4,455,268	$2,112,995,400	$3,224,579,021	$936,657,825

Net Assets:
I Shares	$2,859,568	$1,462,017,260	$2,575,761,514	$788,347,976
A Shares	1,370,280	351,304,303	376,133,187	121,188,632
C Shares	225,420	18,835,304	54,974,387	27,121,217
IS Shares	—	280,838,533	217,709,933	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	271,148	92,363,777	192,231,574	62,000,879
A Shares	130,277	22,399,766	28,390,795	9,837,435
C Shares	21,823	1,231,151	4,247,983	2,409,195
IS Shares	—	17,655,027	16,205,840	—
Net Asset Value and Redemption Price Per Share:
I Shares	$10.55	$15.83	$13.40	$12.72
A Shares	10.52	15.68	13.25	12.32
C Shares(a)	10.33	15.30	12.94	11.26
IS Shares	—	15.91	13.43	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$11.16	$16.64	$14.06	$13.07
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

*	Investments include securities on loan of $—, $1,030,185, $10,808,218 and $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Innovative Growth Stock Fund†	International Equity Fund	Silvant Large Cap Growth Stock Fund††	Silvant Small Cap Growth Stock Fund††
Assets:
Total Investments, at Cost	$13,418,068	$65,729,794	$144,261,133	$46,002,187

Total Investments, at Value*	$24,183,012	$70,400,171	$234,570,260	$53,674,535
Interest and Dividends Receivable	2,410	54,746	49,321	12,312
Securities Lending Income Receivable	—	593	2,301	2,290
Receivable for Capital Shares Issued	3,054	288,479	122,113	11,303
Receivable for Investment Securities Sold	46,744	—	6,963,127	—
Reclaims Receivable	—	59,223	—	—
Receivable from Investment Adviser	2,154	643	24,262	3,767
Prepaid Expenses and Other Assets	17,332	30,715	39,605	32,573

Total Assets	24,254,706	70,834,570	241,770,989	53,736,780

Liabilities:
Payable for Investment Securities Purchased	73,218	—	6,344,234	—
Payable for Capital Shares Redeemed	29,557	27,204	145,031	654,253
Payable Upon Return of Securities Loaned	—	1,437,380	4,992,849	5,440,674
Investment Advisory Fees Payable	17,048	45,894	132,607	33,459
Compliance and Fund Services Fees Payable	576	1,025	5,643	1,191
Distribution and Service Fees Payable	1,742	1,698	46,133	5,700
Other Accrued Expenses	23,783	35,756	158,385	54,928

Total Liabilities	145,924	1,548,957	11,824,882	6,190,205

Total Net Assets	$24,108,782	$69,285,613	$229,946,107	$47,546,575

Net Assets Consist of:
Capital	$12,178,255	$65,589,224	$108,742,905	$34,463,012
Accumulated Net Investment Income (Loss)	(235,397)	341,736	(665,486)	(231,879)
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	1,400,980	(1,312,644)	31,559,561	5,643,094
Net Unrealized Appreciation on Investments and Foreign Currencies	10,764,944	4,667,297	90,309,127	7,672,348

Net Assets	$24,108,782	$69,285,613	$229,946,107	$47,546,575

Net Assets:
I Shares	$17,531,721	$54,288,777	$100,546,186	$31,694,729
A Shares	6,577,061	8,112,206	60,755,635	7,326,403
C Shares	—	—	37,790,633	4,781,380
IS Shares	—	6,884,630	30,853,653	3,744,063
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	829,962	5,449,372	10,487,857	3,317,396
A Shares	324,162	825,800	7,615,903	917,076
C Shares	—	—	6,815,828	1,103,749
IS Shares	—	690,302	3,210,514	388,974
Net Asset Value and Redemption Price Per Share:
I Shares	$21.12	$9.96	$9.59	$9.55
A Shares	20.29	9.82	7.98	7.99
C Shares(a)	—	—	5.54	4.33
IS Shares	—	9.97	9.61	9.63
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$21.53	$10.42	$8.47	$8.48
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%

†	Formerly Aggressive Growth Stock Fund.

††	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

*	Investments include securities on loan of $—, $1,730,705, $5,979,181, and $5,612,917, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Assets:
Total Investments, at Cost	$5,397,621	$52,488,324	$34,735,922	$48,059,641

Investments in Affiliates, at Value	5,136,909	38,885,654	31,777,960	40,883,643
Investments in Unaffiliated, at Value	$1,600,934	$17,415,549	$9,960,074	$16,363,475

Total Investments	6,737,843	56,301,203	41,738,034	57,247,118

Dividends Receivable	797	37,564	10,008	24,529
Receivable for Capital Shares Issued	4,502	111,236	132,409	38,656
Receivable from Investment Adviser	5,813	4,468	7,221	6,185
Prepaid Expenses and Other Assets	28,169	29,899	29,604	17,669

Total Assets	6,777,124	56,484,370	41,917,276	57,334,157

Liabilities:
Payable for Investment Securities Purchased	812	38,571	10,244	25,150
Payable for Capital Shares Redeemed	41,122	197,052	96,509	199,179
Investment Advisory Fees Payable	556	4,793	3,428	4,714
Compliance and Fund Services Fees Payable	171	1,513	1,055	1,464
Distribution and Service Fees Payable	1,412	18,513	3,542	11,705
Trustee Fees Payable	1	21	23	12
Other Accrued Expenses	15,380	22,953	55,155	53,115

Total Liabilities	59,454	283,416	169,956	295,339

Total Net Assets	$6,717,670	$56,200,954	$41,747,320	$57,038,818

Net Assets Consist of:
Capital	$4,959,812	$52,315,981	$32,585,842	$44,512,588
Accumulated Net Investment Income	3,337	429,758	91,998	248,801
Accumulated Net Realized Gain (Loss) from Investments Transactions	414,299	(357,664)	2,067,368	3,089,952
Net Unrealized Appreciation on Investments	1,340,222	3,812,879	7,002,112	9,187,477

Net Assets	$6,717,670	$56,200,954	$41,747,320	$57,038,818

Net Assets:
I Shares	$2,630,646	$24,689,583	$33,183,872	$35,252,334
A Shares	3,465,205	12,793,862	6,121,060	10,877,294
C Shares	621,819	18,717,509	2,442,388	10,909,190
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	415,695	1,977,813	3,112,887	3,725,012
A Shares	556,011	1,026,821	577,701	1,156,121
C Shares	104,412	1,525,875	236,616	1,173,621
Net Asset Value and Redemption Price Per Share:
I Shares	$6.33	$12.48	$10.66	$9.46
A Shares	6.23	12.46	10.60	9.41
C Shares(a)	5.96	12.27	10.32	9.30
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$6.61	$13.08	$11.25	$9.98
Maximum Sales Charge — A Shares	5.75%	4.75%	5.75%	5.75%

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

24

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Capital Innovations Global Resources and Infrastructure Fund	Ceredex Large Cap Value Equity Fund†	Ceredex Mid-Cap Value Equity Fund†	Ceredex Small Cap Value Equity Fund†
Investment Income:
Dividend Income	$54,435	$26,171,075	$34,768,724	$10,461,645
Net Income from Securities Lending	—	20,553	145,809	—
Less: Foreign Taxes Withheld	(2,697)	—	—	(43,392)

Total Investment Income	51,738	26,191,628	34,914,533	10,418,253

Expenses:
Investment Advisory Fees	19,903	6,949,953	11,213,050	3,909,356
Administration Fees	361	105,178	160,474	46,670
Fund Accounting Fees	187	123,622	200,859	56,540
Transfer Agency Fees	1,693	86,180	712,713	68,530
Compliance & Fund Services Fees	166	90,016	139,677	39,390
Distribution and Service Fees — A Shares	1,688	535,686	577,595	180,967
Distribution and Service Fees — C Shares	1,056	95,668	289,369	137,231
Shareholder Servicing Fees — I Shares	494	2,776,359	4,214,628	1,323,681
Shareholder Servicing Fees — A Shares	44	632,824	725,555	216,398
Custodian Fees	2,814	16,684	26,517	11,662
Printing Fees	232	65,885	159,545	50,268
Registration Fees	13,298	28,344	58,131	24,603
Trustee Fees	96	58,006	90,897	25,951
Professional Fees	963	53,204	83,746	23,922
Other Fees	1,953	67,137	108,672	33,813

Total Expenses	44,948	11,684,746	18,761,428	6,148,982
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(19,278)	(1,125,302)	(156,851)	(10,706)

Net Expenses	25,670	10,559,444	18,604,577	6,138,276

Net Investment Income	26,068	15,632,184	16,309,956	4,279,977

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment Transactions and Foreign Currency Transactions	75,696	55,459,380	143,611,217	44,063,165
Net Change in Unrealized Appreciation on:
Investments and Foreign Currencies	491,744	82,937,263	104,280,058	62,692,314

Net Realized and Unrealized Gain on Investments and Foreign Currencies	567,440	138,396,643	247,891,275	106,755,479

Change in Net Assets from Operations	$593,508	$154,028,827	$264,201,231	$111,035,456

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

See Notes to Financial Statements.

25

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Innovative Growth Stock Fund†	International Equity Fund	Silvant Large Cap Growth Stock Fund††	Silvant Small Cap Growth Stock Fund††
Investment Income:
Dividend Income	$15,727	$467,729	$926,907	$161,773
Net Income from Securities Lending	—	5,606	12,088	35,740
Less: Foreign Taxes Withheld	—	(45,076)	—	—

Total Investment Income	15,727	428,259	938,995	197,513

Expenses:
Investment Advisory Fees	107,036	217,258	838,115	214,211
Administration Fees	1,248	2,532	11,865	2,497
Fund Accounting Fees	1,603	2,089	14,829	3,119
Transfer Agency Fees	8,803	12,840	138,602	12,432
Compliance & Fund Services Fees	1,072	1,859	10,329	2,184
Distribution and Service Fees — A Shares	11,041	7,217	92,525	10,751
Distribution and Service Fees — C Shares	—	—	194,002	23,574
Shareholder Servicing Fees — I Shares	24,826	22,311	188,681	63,175
Shareholder Servicing Fees — A Shares	2,879	392	8,246	1,556
Custodian Fees	3,903	24,151	5,512	4,019
Printing Fees	1,617	3,969	9,730	2,664
Registration Fees	15,170	27,141	26,591	25,618
Trustee Fees	700	1,151	6,727	1,438
Professional Fees	674	6,475	6,185	1,516
Other Fees	5,170	14,772	11,596	6,640

Total Expenses	185,742	344,157	1,563,535	375,394
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(13,717)	(32,598)	(152,004)	(28,838)

Net Expenses	172,025	311,559	1,411,531	346,556

Net Investment Income (Loss)	(156,298)	116,700	(472,536)	(149,043)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain from:
Investment Transactions and Foreign Currency Transactions	1,485,365	185,537	30,141,723	3,338,692
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	1,138,990	3,293,632	(24,730,761)	2,591,281

Net Realized and Unrealized Gain on Investments and Foreign Currencies	2,624,355	3,479,169	5,410,962	5,929,973

Change in Net Assets from Operations	$2,468,057	$3,595,869	$4,938,426	$5,780,930

†	Formerly Aggressive Growth Stock Fund.

††	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

See Notes to Financial Statements.

26

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Aggressive Growth Allocation Strategy	Conservative Allocation Strategy	Growth Allocation Strategy	Moderate Allocation Strategy
Investment Income:
Dividend Income	$21,478	$260,574	$134,795	$226,353
Dividend Income from Affiliated Investment Companies	5,409	253,512	66,418	171,439

Total Investment Income	26,887	514,086	201,213	397,792

Expenses:
Investment Advisory Fees	3,428	31,100	21,347	30,961
Administration Fees	339	3,082	2,116	3,068
Fund Accounting Fees	9,970	9,970	9,970	9,969
Transfer Agency Fees	3,989	15,084	6,816	13,305
Compliance & Fund Services Fees	301	2,763	1,924	2,726
Distribution and Service Fees — A Shares	5,385	20,858	9,743	17,103
Distribution and Service Fees — C Shares	3,445	94,609	12,711	56,329
Shareholder Servicing Fees — I Shares	4,288	17,430	67,080	78,552
Shareholder Servicing Fees — A Shares	695	4,036	1,922	6,009
Custodian Fees	6,051	6,634	8,095	5,934
Printing Fees	528	3,223	1,649	2,772
Registration Fees	20,754	20,827	21,124	20,165
Trustee Fees	194	1,784	1,265	1,816
Professional Fees	180	1,564	1,143	1,720
Other Fees	3,688	4,981	4,684	5,482

Total Expenses	63,235	237,945	171,589	255,911
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(39,685)	(28,588)	(47,780)	(44,044)

Net Expenses	23,550	209,357	123,809	211,867

Net Investment Income	3,337	304,729	77,404	185,925

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	80,912	(35,806)	524,375	1,038,218
Net Change in Unrealized Appreciation on:
Investments	275,232	2,072,892	1,543,174	1,541,103

Net Realized and Unrealized Gain on Investments	356,144	2,037,086	2,067,549	2,579,321

Change in Net Assets from Operations	$359,481	$2,341,815	$2,144,953	$2,765,246

See Notes to Financial Statements.

27

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Capital Innovations Global Resources and Infrastructure Fund			Ceredex Large Cap Value Equity Fund†
	04/01/16- 09/30/16	12/01/15- 03/31/16*	12/01/14- 11/30/15	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)			(Unaudited)
Operations:
Net Investment Income	$26,068	$28,941	$135,116	$15,632,184	$29,744,157
Net Realized Gain (Loss)	75,696	(405,694)	(197,517)	55,459,380	61,008,493
Net Change in Unrealized Appreciation (Depreciation)	491,744	(22,799)	(1,484,391)	82,937,263	(146,176,551)

Change in Net Assets from Operations	593,508	(399,552)	(1,546,792)	154,028,827	(55,423,901)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(47,940)	(100,601)	—	(24,293,067)
A Shares	—	(29,983)	(32,013)	—	(4,596,165)
C Shares	—	(4,305)	(3,437)	—	(151,415)
IS Shares	—	—	—	—	(1,930,728)
Net Realized Gains:
I Shares	—	—	—	—	(130,478,463)
A Shares	—	—	—	—	(31,413,333)
C Shares	—	—	—	—	(1,618,805)
IS Shares	—	—	—	—	(8,723,251)

Total Dividends and Distributions	—	(82,228)	(136,051)	—	(203,205,227)

Change in Net Assets from Capital Transactions	453,132	(1,509,530)	(9,219,400)	(136,339,405)	(93,522,505)

Change in Net Assets	1,046,640	(1,991,310)	(10,902,243)	17,689,422	(352,151,633)

Net Assets:
Beginning of Period	3,408,628	5,399,938	16,302,181	2,095,305,978	2,447,457,611

End of Period	$4,455,268	$3,408,628	$5,399,938	$2,112,995,400	$2,095,305,978

Accumulated Net Investment Income (Loss), End of Period	$44,775	$18,707	$(111,545)	$21,580,251	$5,948,067

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

*	The Fund had a fiscal year end change from November 30 to March 31.

See Notes to Financial Statements.

28

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Ceredex Mid-Cap Value Equity Fund†		Ceredex Small Cap Value Equity Fund†		Innovative Growth Stock Fund††
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$16,309,956	$43,781,852	$4,279,977	$9,401,534	$(156,298)	$(418,433)
Net Realized Gain	143,611,217	58,903,761	44,063,165	160,397,157	1,485,365	2,936,733
Net Change in Unrealized Appreciation (Depreciation)	104,280,058	(309,127,228)	62,692,314	(185,414,369)	1,138,990	(4,840,884)

Change in Net Assets from Operations	264,201,231	(206,441,615)	111,035,456	(15,615,678)	2,468,057	(2,322,584)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(35,723,021)	—	(11,307,431)	—	—
A Shares	—	(3,557,031)	—	(1,360,683)	—	—
C Shares	—	(401,359)	—	(231,971)	—	—
IS Shares	—	(2,319,371)	—	—	—	—
Net Realized Gains:
I Shares	—	(161,562,467)	—	(207,814,500)	—	(1,394,244)
A Shares	—	(23,673,405)	—	(33,547,089)	—	(701,510)
C Shares	—	(4,181,619)	—	(8,088,193)	—	—
IS Shares	—	(7,897,241)	—	—	—	—

Total Dividends and Distributions	—	(239,315,514)	—	(262,349,867)	—	(2,095,754)

Change in Net Assets from Capital Transactions	(411,781,759)	(435,212,555)	(143,277,783)	(67,849,231)	(4,689,465)	(4,108,103)

Change in Net Assets	(147,580,528)	(880,969,684)	(32,242,327)	(345,814,776)	(2,221,408)	(8,526,441)

Net Assets:
Beginning of Period	3,372,159,549	4,253,129,233	968,900,152	1,314,714,928	26,330,190	34,856,631

End of Period	$3,224,579,021	$3,372,159,549	$936,657,825	$968,900,152	$24,108,782	$26,330,190

Accumulated Net Investment Income (Loss), End of Period	$26,865,339	$10,555,383	$5,662,835	$1,382,858	$(235,397)	$(79,099)

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

††	Formerly Aggressive Growth Stock Fund.

See Notes to Financial Statements.

29

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	International Equity Fund		Silvant Large Cap Growth Stock Fund†		Silvant Small Cap Growth Stock Fund†
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$116,700	$268,555	$(472,536)	$(930,659)	$(149,043)	$(718,976)
Net Realized Gain	185,537	2,971,796	30,141,723	12,550,924	3,338,692	23,215,285
Net Change in Unrealized Appreciation (Depreciation)	3,293,632	(3,563,428)	(24,730,761)	(16,825,838)	2,591,281	(34,291,359)

Change in Net Assets from Operations	3,595,869	(323,077)	4,938,426	(5,205,573)	5,780,930	(11,795,050)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(121,394)	—	—	—	—
A Shares	—	(23,586)	—	—	—	—
Net Realized Gains:
I Shares	—	(879,695)	—	(9,096,956)	—	(14,333,125)
A Shares	—	(354,394)	—	(5,723,860)	—	(2,962,694)
C Shares	—	—	—	(5,426,509)	—	(2,793,870)
IS Shares*	—	(765,921)	—	(3,074,932)	—	(1,477,592)

Total Dividends and Distributions	—	(2,144,990)	—	(23,322,257)	—	(21,567,281)

Change in Net Assets from Capital Transactions	27,346,149	17,666,205	(24,841,824)	(14,457,456)	(9,500,443)	(64,115,362)

Change in Net Assets	30,942,018	15,198,138	(19,903,398)	(42,985,286)	(3,719,513)	(97,477,693)

Net Assets:
Beginning of Period	38,343,595	23,145,457	249,849,505	292,834,791	51,266,088	148,743,781

End of Period	$69,285,613	$38,343,595	$229,946,107	$249,849,505	$47,546,575	$51,266,088

Accumulated Net Investment Income (Loss), End of Period	$341,736	$225,036	$(665,486)	$(192,950)	$(231,879)	$(82,836)

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

*	IS Shares commenced operations on September 1, 2015 for International Equity Fund.

See Notes to Financial Statements.

30

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Aggressive Growth Allocation Strategy		Conservative Allocation Strategy		Growth Allocation Strategy
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$3,337	$51,643	$304,729	$853,413	$77,404	$488,808
Net Realized Gain (Loss)	80,912	820,060	(35,806)	69,982	524,375	2,558,148
Net Change in Unrealized Appreciation (Depreciation)	275,232	(1,306,041)	2,072,892	(2,319,723)	1,543,174	(5,495,254)

Change in Net Assets from Operations	359,481	(434,338)	2,341,815	(1,396,328)	2,144,953	(2,448,298)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(34,085)	—	(572,569)	—	(479,108)
A Shares	—	(24,643)	—	(204,021)	—	(67,349)
C Shares	—	(966)	—	(157,737)	—	(11,099)
Net Realized Gains:
I Shares	—	(771,787)	—	(799,647)	—	(3,232,886)
A Shares	—	(772,140)	—	(349,352)	—	(545,095)
C Shares	—	(149,331)	—	(480,071)	—	(202,838)

Total Dividends and Distributions	—	(1,752,952)	—	(2,563,397)	—	(4,538,375)

Change in Net Assets from Capital Transactions	(725,464)	(1,157,894)	(10,806,515)	1,826,875	(8,459,452)	(10,236,774)

Change in Net Assets	(365,983)	(3,345,184)	(8,464,700)	(2,132,850)	(6,314,499)	(17,223,447)

Net Assets:
Beginning of Period	7,083,653	10,428,837	64,665,654	66,798,504	48,061,819	65,285,266

End of Period	$6,717,670	$7,083,653	$56,200,954	$64,665,654	$41,747,320	$48,061,819

Accumulated Net Investment Income (Loss), End of Period	$3,337	$—	$429,758	$125,029	$91,998	$14,594

See Notes to Financial Statements.

31

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

(Unaudited)

	Moderate Allocation Strategy
	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)
Operations:
Net Investment Income	$185,925	$952,973
Net Realized Gain	1,038,218	6,381,339
Net Change in Unrealized Appreciation (Depreciation)	1,541,103	(10,430,565)

Change in Net Assets from Operations	2,765,246	(3,096,253)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(805,343)
A Shares	—	(206,746)
C Shares	—	(124,573)
Net Realized Gains:
I Shares	—	(6,865,380)
A Shares	—	(1,841,985)
C Shares	—	(1,721,546)

Total Dividends and Distributions	—	(11,565,573)

Change in Net Assets from Capital Transactions	(14,957,382)	(41,933,238)

Change in Net Assets	(12,192,136)	(56,595,064)

Net Assets:
Beginning of Period	69,230,954	125,826,018

End of Period	$57,038,818	$69,230,954

Accumulated Net Investment Income, End of Period	$248,801	$62,876

See Notes to Financial Statements.

32

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Capital Innovations Global Resources and Infrastructure Fund
I Shares
Period Ended September 30, 2016^	$9.04	$0.07	$1.44	$1.51	$—	$—	$—	$—	$10.55	$2,860	16.70%	1.15%	2.15%	1.47%	32%
Period Ended March 31, 2016(e)	9.91	0.07	(0.76)	(0.69)	(0.18)	—	—	(0.18)	9.04	1,955	(6.93)	1.28	14.19	2.52	23
Year Ended November 30, 2015	11.84	0.14	(1.90)	(1.76)	(0.17)	—	—	(0.17)	9.91	3,336	(14.92)	1.35	3.42	1.23	19
Year Ended November 30, 2014	11.50	0.13	0.34	0.47	(0.04)	(0.04)	(0.05)	(0.13)	11.84	12,532	4.12	1.35	3.29	1.13	24
Year Ended November 30, 2013	10.03	0.09	1.43	1.52	(0.05)	—	—	(0.05)	11.50	5,436	15.15	1.35	6.57	0.85	7
Period Ended November 30, 2012(f)	10.00	0.01	0.02	0.03	—	—	—	—	10.03	256	0.30	1.35	122.10	0.55	3
A Shares
Period Ended September 30, 2016^	9.03	0.06	1.43	1.49	—	—	—	—	10.52	1,370	16.50	1.40	2.33	1.16	32
Period Ended March 31, 2016(e)	9.90	0.07	(0.76)	(0.69)	(0.18)	—	—	(0.18)	9.03	1,250	(7.01)	1.53	14.70	2.34	23
Year Ended November 30, 2015	11.83	0.11	(1.90)	(1.79)	(0.14)	—	—	(0.14)	9.90	1,756	(15.14)	1.60	3.67	0.98	19
Year Ended November 30, 2014	11.49	0.10	0.34	0.44	(0.02)	(0.03)	(0.05)	(0.10)	11.83	3,033	3.84	1.60	3.54	0.88	24
Year Ended November 30, 2013	10.02	0.07	1.43	1.50	(0.03)	—	—	(0.03)	11.49	5,569	14.98	1.60	6.82	0.60	7
Period Ended November 30, 2012(f)	10.00	0.01	0.01	0.02	—	—	—	—	10.02	14	0.20	1.60	122.35	0.30	3
C Shares
Period Ended September 30, 2016^	8.90	0.02	1.41	1.43	—	—	—	—	10.33	225	16.07	2.15	3.07	0.40	32
Period Ended March 31, 2016(e)	9.76	0.04	(0.75)	(0.71)	(0.15)	—	—	(0.15)	8.90	204	(7.24)	2.28	15.42	1.50	23
Year Ended November 30, 2015	11.69	0.03	(1.87)	(1.84)	(0.09)	—	—	(0.09)	9.76	308	(15.76)	2.35	4.42	0.23	19
Year Ended November 30, 2014	11.41	0.02	0.33	0.35	(0.01)	(0.01)	(0.05)	(0.07)	11.69	737	3.04	2.35	4.29	0.13	24
Year Ended November 30, 2013	10.01	(0.02)	1.42	1.40	— (g)	—	—	—	11.41	819	14.03	2.35	7.57	(0.15)	7
Period Ended November 30, 2012(f)	10.00	(0.01)	0.02	0.01	—	—	—	—	10.01	7	0.10	2.35	123.10	(0.45)	3

Ceredex Large Cap Value Equity Fund†
I Shares
Period Ended September 30, 2016^	14.71	0.12	1.00	1.12	—	—	—	—	15.83	1,462,017	7.61	0.97	1.10	1.50	37
Year Ended March 31, 2016	16.60	0.22	(0.57)	(0.35)	(0.24)	—	(1.30)	(1.54)	14.71	1,440,587	(2.19)	0.97	1.09	1.40	66
Year Ended March 31, 2015	17.02	0.23	0.99	1.22	(0.23)	—	(1.41)	(1.64)	16.60	1,927,039	7.25	0.95	1.07	1.33	73
Year Ended March 31, 2014	15.76	0.24	3.29	3.53	(0.23)	—	(2.04)	(2.27)	17.02	1,799,158	22.94	0.91	1.06	1.42	81
Year Ended March 31, 2013	13.77	0.24	1.97	2.21	(0.22)	—	—	(0.22)	15.76	1,442,154	16.24	0.89	0.89	1.74	78
Year Ended March 31, 2012	13.47	0.22	0.28	0.50	(0.20)	—	—	(0.20)	13.77	1,985,434	3.92	0.82	0.82	1.74	110
A Shares
Period Ended September 30, 2016^	14.60	0.09	0.99	1.08	—	—	—	—	15.68	351,304	7.40	1.26	1.37	1.21	37
Year Ended March 31, 2016	16.48	0.17	(0.56)	(0.39)	(0.19)	—	(1.30)	(1.49)	14.60	362,805	(2.46)	1.27	1.37	1.09	66
Year Ended March 31, 2015	16.90	0.18	0.99	1.17	(0.18)	—	(1.41)	(1.59)	16.48	461,642	6.98	1.25	1.36	1.03	73
Year Ended March 31, 2014	15.67	0.19	3.27	3.46	(0.19)	—	(2.04)	(2.23)	16.90	379,768	22.60	1.19	1.37	1.13	81
Year Ended March 31, 2013	13.70	0.21	1.95	2.16	(0.19)	—	—	(0.19)	15.67	287,957	15.93	1.16	1.26	1.48	78
Year Ended March 31, 2012	13.41	0.19	0.27	0.46	(0.17)	—	—	(0.17)	13.70	233,782	3.58	1.12	1.12	1.50	110
C Shares
Period Ended September 30, 2016^	14.28	0.06	0.96	1.02	—	—	—	—	15.30	18,835	7.14	1.72	1.72	0.75	37
Year Ended March 31, 2016	16.15	0.10	(0.55)	(0.45)	(0.12)	—	(1.30)	(1.42)	14.28	19,053	(2.88)	1.71	1.71	0.65	66
Year Ended March 31, 2015	16.59	0.10	0.97	1.07	(0.10)	—	(1.41)	(1.51)	16.15	21,207	6.50	1.71	1.71	0.57	73
Year Ended March 31, 2014	15.42	0.10	3.22	3.32	(0.11)	—	(2.04)	(2.15)	16.59	20,239	21.98	1.71	1.71	0.62	81
Year Ended March 31, 2013	13.50	0.12	1.92	2.04	(0.12)	—	—	(0.12)	15.42	16,394	15.25	1.75	1.75	0.89	78
Year Ended March 31, 2012	13.21	0.08	0.29	0.37	(0.08)	—	—	(0.08)	13.50	17,027	2.86	1.82	1.82	0.68	110

See Notes to Financial Highlights and Notes to Financial Statements.

33

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
IS Shares
Period Ended September 30, 2016^	$14.77	$0.14	$1.00		$1.14	$—	$—	$—	$—	$15.91	$280,839	7.72%		0.72%	0.72%	1.75%	37%
Year Ended March 31, 2016	16.66	0.23	(0.53)		(0.30)	(0.29)	—	(1.30)	(1.59)	14.77	272,861	(1.90)		0.72	0.72	1.48	66
Period Ended March 31, 2015(h)	17.54	0.19	0.54		0.73	(0.20)	—	(1.41)	(1.61)	16.66	37,570	4.26		0.71	0.71	1.65	73

Ceredex Mid-Cap Value Equity Fund†
I Shares
Period Ended September 30, 2016^	12.34	0.07	0.99		1.06	—	—	—	—	13.40	2,575,762	8.59		1.12	1.12	1.03	56
Year Ended March 31, 2016	13.74	0.15	(0.71)		(0.56)	(0.15)	—	(0.69)	(0.84)	12.34	2,717,761	(3.85)		1.12	1.12	1.16	98
Year Ended March 31, 2015	14.09	0.13	0.93		1.06	(0.12)	—	(1.29)	(1.41)	13.74	3,552,288	7.76		1.10	1.10	0.92	94
Year Ended March 31, 2014	13.06	0.14	2.64		2.78	(0.12)	—	(1.63)	(1.75)	14.09	3,159,585	22.03		1.09	1.10	1.02	108
Year Ended March 31, 2013	11.07	0.16	2.00		2.16	(0.14)	—	(0.03)	(0.17)	13.06	2,168,210	19.73		1.08	1.08	1.44	123
Year Ended March 31, 2012	12.70	0.17	(0.66)		(0.49)	(0.17)	—	(0.97)	(1.14)	11.07	1,679,244	(2.33)		1.04	1.04	1.56	182
A Shares
Period Ended September 30, 2016^	12.22	0.05	0.98		1.03	—	—	—	—	13.25	376,133	8.43		1.40	1.48	0.76	56
Year Ended March 31, 2016	13.60	0.11	(0.70)		(0.59)	(0.10)	—	(0.69)	(0.79)	12.22	397,599	(4.11)		1.40	1.45	0.86	98
Year Ended March 31, 2015	13.96	0.09	0.92		1.01	(0.08)	—	(1.29)	(1.37)	13.60	590,327	7.45		1.38	1.41	0.64	94
Year Ended March 31, 2014	12.96	0.10	2.62		2.72	(0.09)	—	(1.63)	(1.72)	13.96	611,880	21.68		1.35	1.40	0.76	108
Year Ended March 31, 2013	10.99	0.13	1.98		2.11	(0.11)	—	(0.03)	(0.14)	12.96	490,381	19.43		1.34	1.38	1.17	123
Year Ended March 31, 2012	12.62	0.15	(0.67)		(0.52)	(0.14)	—	(0.97)	(1.11)	10.99	433,674	(2.63)		1.34	1.34	1.40	182
C Shares
Period Ended September 30, 2016^	11.96	0.02	0.96		0.98	—	—	—	—	12.94	54,974	8.19		1.80	1.80	0.35	56
Year Ended March 31, 2016	13.34	0.06	(0.68)		(0.62)	(0.07)	—	(0.69)	(0.76)	11.96	64,160	(4.49)		1.78	1.78	0.50	98
Year Ended March 31, 2015	13.72	0.04	0.90		0.94	(0.03)	—	(1.29)	(1.32)	13.34	87,115	7.06		1.75	1.75	0.28	94
Year Ended March 31, 2014	12.77	0.05	2.58		2.63	(0.05)	—	(1.63)	(1.68)	13.72	81,961	21.26		1.76	1.76	0.36	108
Year Ended March 31, 2013	10.85	0.07	1.95		2.02	(0.07)	—	(0.03)	(0.10)	12.77	53,893	18.75		1.86	1.86	0.65	123
Year Ended March 31, 2012	12.48	0.07	(0.66)		(0.59)	(0.07)	—	(0.97)	(1.04)	10.85	42,272	(3.32)		2.04	2.04	0.65	182
IS Shares
Period Ended September 30, 2016^	12.36	0.08	0.99		1.07	—	—	—	—	13.43	217,710	8.66		0.80	0.80	1.31	56
Year Ended March 31, 2016	13.76	0.21	(0.72)		(0.51)	(0.20)	—	(0.69)	(0.89)	12.36	192,640	(3.45)		0.80	0.80	1.68	98
Period Ended March 31, 2015(h)	14.28	0.13	0.77		0.90	(0.13)	—	(1.29)	(1.42)	13.76	23,398	6.54		0.75	0.75	1.39	94

Ceredex Small Cap Value Equity Fund†
I Shares
Period Ended September 30, 2016^	11.30	0.06	1.36		1.42	—	—	—	—	12.72	788,348	12.57		1.24	1.24	0.97	7
Year Ended March 31, 2016	15.59	0.13	(0.50)		(0.37)	(0.20)	—	(3.72)	(3.92)	11.30	820,124	(0.64)		1.21	1.21	0.93	36
Year Ended March 31, 2015	17.95	0.20	0.38		0.58	(0.15)	—	(2.79)	(2.94)	15.59	1,118,190	4.07		1.21	1.21	1.16	10
Year Ended March 31, 2014	15.45	0.17	3.11		3.28	(0.14)	—	(0.64)	(0.78)	17.95	1,528,174	21.34		1.22	1.22	1.01	37
Year Ended March 31, 2013	13.80	0.20	2.08		2.28	(0.23)	—	(0.40)	(0.63)	15.45	1,408,597	17.07		1.20	1.20	1.44	27
Year Ended March 31, 2012	14.54	0.12	(0.07	)(i)	0.05	(0.12)	—	(0.67)	(0.79)	13.80	1,169,093	1.15		1.20	1.20	0.92	46
A Shares
Period Ended September 30, 2016^	10.96	0.04	1.32		1.36	—	—	—	—	12.32	121,189	12.41		1.55	1.57	0.67	7
Year Ended March 31, 2016	15.25	0.08	(0.50)		(0.42)	(0.15)	—	(3.72)	(3.87)	10.96	121,367	(1.07	)(j)	1.55	1.55	0.62	36
Year Ended March 31, 2015	17.61	0.15	0.38		0.53	(0.10)	—	(2.79)	(2.89)	15.25	162,732	3.79		1.52	1.52	0.89	10
Year Ended March 31, 2014	15.19	0.12	3.05		3.17	(0.11)	—	(0.64)	(0.75)	17.61	195,098	20.96		1.50	1.50	0.73	37
Year Ended March 31, 2013	13.58	0.15	2.05		2.20	(0.19)	—	(0.40)	(0.59)	15.19	181,308	16.77		1.50	1.50	1.14	27
Year Ended March 31, 2012	14.33	0.08	(0.08	)(i)	—	(0.08)	—	(0.67)	(0.75)	13.58	169,100	0.81		1.50	1.50	0.63	46

See Notes to Financial Highlights and Notes to Financial Statements.

34

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
C Shares
Period Ended September 30, 2016^	$10.04	$0.02	$1.20		$1.22	$—	$—	$—	$—	$11.26	$27,121	12.15%	1.91%	1.91%	0.31%	7%
Year Ended March 31, 2016	14.31	0.03	(0.47)		(0.44)	(0.11)	—	(3.72)	(3.83)	10.04	27,410	(1.34)	1.90	1.90	0.28	36
Year Ended March 31, 2015	16.71	0.08	0.36		0.44	(0.05)	—	(2.79)	(2.84)	14.31	33,793	3.42	1.88	1.88	0.54	10
Year Ended March 31, 2014	14.47	0.06	2.90		2.96	(0.08)	—	(0.64)	(0.72)	16.71	38,408	20.53	1.87	1.87	0.36	37
Year Ended March 31, 2013	12.98	0.08	1.95		2.03	(0.14)	—	(0.40)	(0.54)	14.47	36,015	16.17	1.99	1.99	0.65	27
Year Ended March 31, 2012	13.76	(0.01)	(0.08	)(i)	(0.09)	(0.02)	—	(0.67)	(0.69)	12.98	38,107	0.12	2.20	2.20	(0.08)	46

Innovative Growth Stock Fund††
I Shares
Period Ended September 30, 2016^	19.11	(0.12)	2.13		2.01	—	—	—	—	21.12	17,532	10.52	1.31	1.45	(1.18)	15
Year Ended March 31, 2016	21.49	(0.26)	(0.59)		(0.85)	—	—	(1.53)	(1.53)	19.11	18,203	(4.74)	1.31	1.39	(1.20)	59
Year Ended March 31, 2015	21.20	(0.26)	1.21		0.95	—	—	(0.66)	(0.66)	21.49	24,321	4.61	1.31	1.34	(1.20)	42
Year Ended March 31, 2014	15.60	(0.22)	7.01		6.79	—	—	(1.19)	(1.19)	21.20	39,495	43.70	1.29	1.37	(1.08)	49
Year Ended March 31, 2013	15.94	(0.14)	0.42		0.28	—	—	(0.62)	(0.62)	15.60	15,840	1.84	1.20	1.21	(0.98)	24
Year Ended March 31, 2012	16.45	(0.15)	(0.36)		(0.51)	—	—	—	—	15.94	88,132	(3.16)	1.22	1.22	(0.98)	30
A Shares
Period Ended September 30, 2016^	18.37	(0.13)	2.05		1.92	—	—	—	—	20.29	6,577	10.45	1.51	1.54	(1.38)	15
Year Ended March 31, 2016	20.76	(0.29)	(0.57)		(0.86)	—	—	(1.53)	(1.53)	18.37	8,127	(4.96)	1.49	1.49	(1.38)	59
Year Ended March 31, 2015	20.53	(0.28)	1.17		0.89	—	—	(0.66)	(0.66)	20.76	10,535	4.47	1.45	1.45	(1.34)	42
Year Ended March 31, 2014	15.16	(0.24)	6.80		6.56	—	—	(1.19)	(1.19)	20.53	19,950	43.45	1.40	1.40	(1.18)	49
Year Ended March 31, 2013	15.54	(0.18)	0.42		0.24	—	—	(0.62)	(0.62)	15.16	3,580	1.63	1.49	1.53	(1.24)	24
Year Ended March 31, 2012	16.10	(0.18)	(0.38)		(0.56)	—	—	—	—	15.54	3,803	(3.48)	1.53	1.53	(1.28)	30

International Equity Fund
I Shares
Period Ended September 30, 2016^	9.30	0.02	0.64		0.66	—	—	—	—	9.96	54,289	7.10	1.21	1.34	0.45	16
Year Ended March 31, 2016	10.45	0.13	(0.29)		(0.16)	(0.07)	—	(0.92)	(0.99)	9.30	28,756	(1.59)	1.30	1.67	1.28	114
Year Ended March 31, 2015	12.45	0.25	(0.90)		(0.65)	(0.23)	—	(1.12)	(1.35)	10.45	19,023	(4.59)	1.37	1.48	2.15	41
Year Ended March 31, 2014	11.64	0.55	1.65		2.20	(1.17)	—	(0.22)	(1.39)	12.45	26,932	19.52	1.20	1.20	4.55 (k)	43
Year Ended March 31, 2013	10.74	0.22	0.89		1.11	(0.21)	—	—	(0.21)	11.64	272,552	10.38	1.12	1.12	2.02	52
Year Ended March 31, 2012	11.62	0.25	(0.90)		(0.65)	(0.23)	—	—	(0.23)	10.74	261,561	(5.24)	1.29	1.29	2.33	78
A Shares
Period Ended September 30, 2016^	9.18	0.01	0.63		0.64	—	—	—	—	9.82	8,112	6.97	1.42	1.54	0.24	16
Year Ended March 31, 2016	10.34	0.09	(0.27)		(0.18)	(0.06)	—	(0.92)	(0.98)	9.18	3,756	(1.77)	1.51	1.77	0.89	114
Year Ended March 31, 2015	12.35	0.20	(0.87)		(0.67)	(0.22)	—	(1.12)	(1.34)	10.34	4,123	(4.87)	1.57	1.66	1.79	41
Year Ended March 31, 2014	11.51	0.20	2.00		2.20	(1.14)	—	(0.22)	(1.36)	12.35	4,802	19.72	1.47	1.47	1.66	43
Year Ended March 31, 2013	10.63	0.18	0.87		1.05	(0.17)	—	—	(0.17)	11.51	4,565	9.95	1.45	1.45	1.73	52
Year Ended March 31, 2012	11.49	0.21	(0.87)		(0.66)	(0.20)	—	—	(0.20)	10.63	5,500	(5.48)	1.59	1.59	2.02	78
IS Shares
Period Ended September 30, 2016^	9.31	0.03	0.63		0.66	—	—	—	—	9.97	6,885	7.09	1.10	1.24	0.66	16
Period Ended March 31, 2016(l)	9.85	— (g)	0.38		0.38	—	—	(0.92)	(0.92)	9.31	5,832	3.81	1.14	1.54	0.09	114

See Notes to Financial Highlights and Notes to Financial Statements.

35

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)		Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Silvant Large Cap Growth Stock Fund†††
I Shares
Period Ended September 30, 2016^	$9.38	$(0.01)	$0.22	$0.21	$—	$—	$—	$—	$9.59	$100,546	2.24%		0.97%	1.26%	(0.19)%	20%
Year Ended March 31, 2016	10.32	(0.02)	(0.12)	(0.14)	—	—	(0.80)	(0.80)	9.38	110,562	(1.79)		0.97	1.24	(0.15)	10
Year Ended March 31, 2015	9.70	—	1.40	1.40	—	—	(0.78)	(0.78)	10.32	127,236	15.03		0.94	1.17	(0.04)	13
Year Ended March 31, 2014	8.31	0.01	2.24	2.25	—	—	(0.86)	(0.86)	9.70	188,294	27.35		0.92	1.09	0.07	21
Year Ended March 31, 2013	12.95	0.03	0.24	0.27	(0.01)	—	(4.90)	(4.91)	8.31	167,887	3.64		0.94	0.94	0.23	40
Year Ended March 31, 2012	11.55	(0.02)	1.42	1.40	—	—	—	—	12.95	261,090	12.12		1.07	1.07	(0.17)	19
A Shares
Period Ended September 30, 2016^	7.81	(0.02)	0.19	0.17	—	—	—	—	7.98	60,756	2.18		1.23	1.23	(0.44)	20
Year Ended March 31, 2016	8.75	(0.03)	(0.11)	(0.14)	—	—	(0.80)	(0.80)	7.81	62,115	(2.13)		1.20	1.21	(0.39)	10
Year Ended March 31, 2015	8.35	(0.02)	1.20	1.18	—	—	(0.78)	(0.78)	8.75	65,953	14.83		1.18	1.19	(0.26)	13
Year Ended March 31, 2014	7.27	(0.02)	1.96	1.94	—	—	(0.86)	(0.86)	8.35	64,288	26.99		1.19	1.20	(0.20)	21
Year Ended March 31, 2013	11.96	— (g)	0.21	0.21	—	—	(4.90)	(4.90)	7.27	56,511	3.43		1.20	1.20	(0.01)	40
Year Ended March 31, 2012	10.70	(0.05)	1.31	1.26	—	—	—	—	11.96	45,854	11.78		1.37	1.37	(0.45)	19
C Shares
Period Ended September 30, 2016^	5.45	(0.03)	0.12	0.09	—	—	—	—	5.54	37,791	1.65		1.90	1.90	(1.12)	20
Year Ended March 31, 2016	6.38	(0.06)	(0.07)	(0.13)	—	—	(0.80)	(0.80)	5.45	40,086	(2.77)		1.88	1.89	(1.06)	10
Year Ended March 31, 2015	6.32	(0.06)	0.90	0.84	—	—	(0.78)	(0.78)	6.38	46,678	14.20		1.86	1.87	(0.90)	13
Year Ended March 31, 2014	5.71	(0.06)	1.53	1.47	—	—	(0.86)	(0.86)	6.32	34,249	26.09		1.88	1.88	(0.90)	21
Year Ended March 31, 2013	10.52	(0.06)	0.15	0.09	—	—	(4.90)	(4.90)	5.71	31,625	2.69		1.89	1.89	(0.70)	40
Year Ended March 31, 2012	9.48	(0.11)	1.15	1.04	—	—	—	—	10.52	17,363	10.97		2.07	2.07	(1.15)	19
IS Shares
Period Ended September 30, 2016^	9.39	(0.01)	0.23	0.22	—	—	—	—	9.61	30,854	2.34		0.90	0.90	(0.12)	20
Year Ended March 31, 2016	10.33	(0.01)	(0.13)	(0.14)	—	—	(0.80)	(0.80)	9.39	37,087	(1.80)		0.88	0.89	(0.06)	10
Period Ended March 31, 2015(h)	9.97	0.01	1.13	1.14	—	—	(0.78)	(0.78)	10.33	52,967	12.02		0.85	0.87	0.16	13

Silvant Small Cap Growth Stock Fund†††
I Shares
Period Ended September 30, 2016^	8.52	(0.02)	1.05	1.03	—	—	—	—	9.55	31,695	12.09		1.30	1.46	(0.52)	30
Year Ended March 31, 2016	14.83	(0.10)	(1.54)	(1.64)	—	—	(4.67)	(4.67)	8.52	36,436	(13.36	)(j)	1.30	1.39	(0.74)	73
Year Ended March 31, 2015	16.82	(0.14)	0.65	0.51	—	—	(2.50)	(2.50)	14.83	126,223	4.31	(j)	1.28	1.34	(0.92)	31
Year Ended March 31, 2014	15.66	(0.16)	4.23	4.07	—	—	(2.91)	(2.91)	16.82	170,409	25.98		1.26	1.31	(0.91)	90
Year Ended March 31, 2013	17.21	(0.08)	2.19	2.11	—	—	(3.66)	(3.66)	15.66	152,674	14.20		1.21	1.21	(0.50)	50
Year Ended March 31, 2012	17.17	(0.10)	0.14 (i)	0.04	—	—	—	—	17.21	267,694	0.23		1.23	1.23	(0.62)	71
A Shares
Period Ended September 30, 2016^	7.13	(0.02)	0.88	0.86	—	—	—	—	7.99	7,326	12.06		1.41	1.44	(0.63)	30
Year Ended March 31, 2016	13.23	(0.08)	(1.35)	(1.43)	—	—	(4.67)	(4.67)	7.13	6,856	(13.38)		1.37	1.37	(0.76)	73
Year Ended March 31, 2015	15.30	(0.13)	0.56	0.43	—	—	(2.50)	(2.50)	13.23	9,889	4.21		1.32	1.32	(0.96)	31
Year Ended March 31, 2014	14.46	(0.15)	3.90	3.75	—	—	(2.91)	(2.91)	15.30	10,880	25.92		1.29	1.29	(0.94)	90
Year Ended March 31, 2013	16.18	(0.11)	2.05	1.94	—	—	(3.66)	(3.66)	14.46	10,226	14.07		1.37	1.37	(0.69)	50
Year Ended March 31, 2012	16.19	(0.14)	0.13 (i)	(0.01)	—	—	—	—	16.18	10,032	(0.06)		1.54	1.54	(0.91)	71

See Notes to Financial Highlights and Notes to Financial Statements.

36

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
C Shares
Period Ended September 30, 2016^	$3.88	$(0.03)	$0.48	$0.45	$—	$—	$—	$—	$4.33	$4,781	11.60%	2.07%	2.10%	(1.29)%	30%
Year Ended March 31, 2016	9.53	(0.10)	(0.88)	(0.98)	—	—	(4.67)	(4.67)	3.88	4,686	(13.91)	2.02	2.02	(1.40)	73
Year Ended March 31, 2015	11.82	(0.17)	0.38	0.21	—	—	(2.50)	(2.50)	9.53	6,397	3.55	1.96	1.96	(1.60)	31
Year Ended March 31, 2014	11.77	(0.20)	3.16	2.96	—	—	(2.91)	(2.91)	11.82	7,255	25.10	1.94	1.94	(1.59)	90
Year Ended March 31, 2013	13.91	(0.18)	1.70	1.52	—	—	(3.66)	(3.66)	11.77	6,757	13.30	2.05	2.05	(1.39)	50
Year Ended March 31, 2012	14.01	(0.21)	0.11 (i)	(0.10)	—	—	—	—	13.91	8,129	(0.71)	2.24	2.24	(1.61)	71
IS Shares
Period Ended September 30, 2016^	8.57	(0.01)	1.07	1.06	—	—	—	—	9.63	3,744	12.37	1.07	1.10	(0.29)	30
Year Ended March 31, 2016	14.85	(0.05)	(1.56)	(1.61)	—	—	(4.67)	(4.67)	8.57	3,289	(13.13)	1.02	1.02	(0.42)	73
Period Ended March 31, 2015(h)	15.61	(0.06)	1.80	1.74	—	—	(2.50)	(2.50)	14.85	6,235	12.53	0.96	0.96	(0.56)	31

Aggressive Growth Allocation Strategy(m)
I Shares
Period Ended September 30, 2016^	6.00	0.01	0.32	0.33	—	—	—	—	6.33	2,631	5.50	0.50	1.77	0.29	8
Year Ended March 31, 2016	7.97	0.06	(0.41)	(0.35)	(0.07)	—	(1.55)	(1.62)	6.00	2,582	(4.67)	0.50	1.55	0.77	43
Year Ended March 31, 2015	8.98	0.04	0.62	0.66	(0.18)	—	(1.49)	(1.67)	7.97	4,920	7.79	0.50	1.12	0.46	36
Year Ended March 31, 2014	8.95	0.09	1.50	1.59	(0.29)	—	(1.27)	(1.56)	8.98	14,143	18.41	0.50	0.94	0.99	12
Year Ended March 31, 2013	8.50	0.06	0.48	0.54	(0.09)	—	—	(0.09)	8.95	18,577	6.45	0.40	0.81	0.77	35
Year Ended March 31, 2012	8.57	0.08	(0.02)	0.06	(0.13)	—	—	(0.13)	8.50	18,993	0.89	0.20	0.45	0.98	55
A Shares
Period Ended September 30, 2016^	5.91	— (g)	0.32	0.32	—	—	—	—	6.23	3,465	5.41	0.70	1.78	0.08	8
Year Ended March 31, 2016	7.87	0.04	(0.40)	(0.36)	(0.05)	—	(1.55)	(1.60)	5.91	3,807	(4.88)	0.70	1.57	0.52	43
Year Ended March 31, 2015	8.89	0.04	0.60	0.64	(0.17)	—	(1.49)	(1.66)	7.87	4,815	7.56	0.70	1.12	0.46	36
Year Ended March 31, 2014	8.88	0.09	1.46	1.55	(0.27)	—	(1.27)	(1.54)	8.89	4,752	18.11	0.70	0.95	0.95	12
Year Ended March 31, 2013	8.43	0.04	0.49	0.53	(0.08)	—	—	(0.08)	8.88	4,110	6.30	0.63	0.90	0.51	35
Year Ended March 31, 2012	8.52	0.05	(0.03)	0.02	(0.11)	—	—	(0.11)	8.43	4,982	0.42	0.50	0.75	0.61	55
C Shares
Period Ended September 30, 2016^	5.67	(0.01)	0.30	0.29	—	—	—	—	5.96	622	5.11	1.30	2.44	(0.51)	8
Year Ended March 31, 2016	7.61	— (g)	(0.38)	(0.38)	(0.01)	—	(1.55)	(1.56)	5.67	695	(5.31)	1.30	2.23	(0.01)	43
Year Ended March 31, 2015	8.66	(0.01)	0.58	0.57	(0.13)	—	(1.49)	(1.62)	7.61	694	6.89	1.30	1.73	(0.16)	36
Year Ended March 31, 2014	8.69	0.03	1.44	1.47	(0.23)	—	(1.27)	(1.50)	8.66	675	17.50	1.30	1.56	0.31	12
Year Ended March 31, 2013	8.28	(0.01)	0.46	0.45	(0.04)	—	—	(0.04)	8.69	704	5.47	1.27	1.56	(0.10)	35
Year Ended March 31, 2012	8.39	(0.01)	(0.02)	(0.03)	(0.08)	—	—	(0.08)	8.28	811	(0.21)	1.20	1.45	(0.12)	55

Conservative Allocation Strategy(m)
I Shares
Period Ended September 30, 2016^	12.01	0.08	0.39	0.47	—	—	—	—	12.48	24,690	3.91	0.30	0.44	1.35	3
Year Ended March 31, 2016	12.76	0.20	(0.42)	(0.22)	(0.22)	—	(0.31)	(0.53)	12.01	31,067	(1.73)	0.30	0.44	1.65	40
Year Ended March 31, 2015	12.60	0.23	0.53	0.76	(0.32)	—	(0.28)	(0.60)	12.76	32,606	6.17 (j)	0.30	0.45	1.77	17
Year Ended March 31, 2014	12.54	0.24	0.68	0.92	(0.34)	—	(0.52)	(0.86)	12.60	28,894	7.48 (j)	0.30	0.38	1.88	24
Year Ended March 31, 2013	12.27	0.21	0.46	0.67	(0.27)	—	(0.13)	(0.40)	12.54	27,387	5.55	0.27	0.39	1.72	40
Year Ended March 31, 2012	12.07	0.27	0.38	0.65	(0.34)	—	(0.11)	(0.45)	12.27	21,585	5.61	0.20	0.40	2.24	28

See Notes to Financial Highlights and Notes to Financial Statements.

37

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2016^	$12.01	$0.06		$0.39	$0.45	$—	$—	$—	$—	$12.46	$12,794	3.75%	0.60%	0.68%	1.05%	3%
Year Ended March 31, 2016	12.75	0.16		(0.41)	(0.25)	(0.18)	—	(0.31)	(0.49)	12.01	14,462	(1.98)	0.60	0.67	1.33	40
Year Ended March 31, 2015	12.59	0.19		0.53	0.72	(0.28)	—	(0.28)	(0.56)	12.75	15,991	5.86	0.60	0.67	1.47	17
Year Ended March 31, 2014	12.53	0.20		0.67	0.87	(0.29)	—	(0.52)	(0.81)	12.59	15,271	7.14	0.60	0.66	1.57	24
Year Ended March 31, 2013	12.26	0.17		0.47	0.64	(0.24)	—	(0.13)	(0.37)	12.53	16,940	5.29	0.56	0.68	1.37	40
Year Ended March 31, 2012	12.06	0.22		0.39	0.61	(0.30)	—	(0.11)	(0.41)	12.26	24,322	5.32	0.50	0.70	1.83	28
C Shares
Period Ended September 30, 2016^	11.86	0.02		0.39	0.41	—	—	—	—	12.27	18,718	3.46	1.30	1.33	0.35	3
Year Ended March 31, 2016	12.61	0.08		(0.42)	(0.34)	(0.10)	—	(0.31)	(0.41)	11.86	19,136	(2.71)	1.30	1.32	0.65	40
Year Ended March 31, 2015	12.46	0.10		0.53	0.63	(0.20)	—	(0.28)	(0.48)	12.61	18,201	5.11 (j)	1.30	1.33	0.76	17
Year Ended March 31, 2014	12.42	0.11		0.67	0.78	(0.22)	—	(0.52)	(0.74)	12.46	17,110	6.38 (j)	1.30	1.32	0.89	24
Year Ended March 31, 2013	12.18	0.09		0.47	0.56	(0.19)	—	(0.13)	(0.32)	12.42	15,410	4.58	1.27	1.35	0.73	40
Year Ended March 31, 2012	11.99	0.15		0.38	0.53	(0.23)	—	(0.11)	(0.34)	12.18	12,447	4.56	1.20	1.40	1.27	28

Growth Allocation Strategy(m)
I Shares
Period Ended September 30, 2016^	10.13	0.02		0.51	0.53	—	—	—	—	10.66	33,184	5.23	0.50	0.77	0.44	5
Year Ended March 31, 2016	11.46	0.10		(0.52)	(0.42)	(0.12)	—	(0.79)	(0.91)	10.13	38,194	(3.74)	0.50	0.70	0.91	29
Year Ended March 31, 2015	11.38	0.09		0.75	0.84	(0.24)	—	(0.52)	(0.76)	11.46	53,293	7.54	0.50	0.69	0.78	23
Year Ended March 31, 2014	11.28	0.14		1.61	1.75	(0.35)	—	(1.30)	(1.65)	11.38	53,043	15.96	0.50	0.67	1.16	14
Year Ended March 31, 2013	10.64	0.11		0.68	0.79	(0.15)	—	—	(0.15)	11.28	55,222	7.52	0.40	0.55	1.04	20
Year Ended March 31, 2012	10.56	0.15		0.15	0.30	(0.22)	—	—	(0.22)	10.64	57,078	3.06	0.20	0.26	1.53	49
A Shares
Period Ended September 30, 2016^	10.07	0.01		0.52	0.53	—	—	—	—	10.60	6,121	5.26	0.70	0.73	0.24	5
Year Ended March 31, 2016	11.41	0.08		(0.53)	(0.45)	(0.10)	—	(0.79)	(0.89)	10.07	7,255	(4.02)	0.67	0.67	0.74	29
Year Ended March 31, 2015	11.33	0.07		0.75	0.82	(0.22)	—	(0.52)	(0.74)	11.41	8,801	7.38	0.68	0.68	0.63	23
Year Ended March 31, 2014	11.23	0.12		1.61	1.73	(0.33)	—	(1.30)	(1.63)	11.33	9,609	15.84	0.67	0.67	1.06	14
Year Ended March 31, 2013	10.61	0.09		0.66	0.75	(0.13)	—	—	(0.13)	11.23	8,975	7.16	0.61	0.64	0.84	20
Year Ended March 31, 2012	10.53	0.12		0.15	0.27	(0.19)	—	—	(0.19)	10.61	11,092	2.76	0.50	0.56	1.22	49
C Shares
Period Ended September 30, 2016^	9.84	(0.02)		0.50	0.48	—	—	—	—	10.32	2,442	4.88	1.30	1.38	(0.35)	5
Year Ended March 31, 2016	11.18	0.01		(0.52)	(0.51)	(0.04)	—	(0.79)	(0.83)	9.84	2,613	(4.60)	1.30	1.31	0.08	29
Year Ended March 31, 2015	11.13	—	(g)	0.73	0.73	(0.16)	—	(0.52)	(0.68)	11.18	3,192	6.70	1.30	1.30	— (g)	23
Year Ended March 31, 2014	11.08	0.06		1.56	1.62	(0.27)	—	(1.30)	(1.57)	11.13	2,989	15.05	1.28	1.28	0.49	14
Year Ended March 31, 2013	10.48	0.02		0.66	0.68	(0.08)	—	—	(0.08)	11.08	2,602	6.55	1.25	1.28	0.22	20
Year Ended March 31, 2012	10.41	0.05		0.15	0.20	(0.13)	—	—	(0.13)	10.48	2,793	2.03	1.20	1.26	0.50	49

Moderate Allocation Strategy(m)
I Shares
Period Ended September 30, 2016^	9.05	0.04		0.37	0.41	—	—	—	—	9.46	35,252	4.53	0.50	0.72	0.78	4
Year Ended March 31, 2016	11.07	0.11		(0.43)	(0.32)	(0.18)	—	(1.52)	(1.70)	9.05	45,980	(2.96)	0.50	0.57	1.08	26
Year Ended March 31, 2015	11.18	0.13		0.61	0.74	(0.26)	—	(0.59)	(0.85)	11.07	94,978	6.77	0.50	0.52	1.18	18
Year Ended March 31, 2014	11.11	0.16		1.09	1.25	(0.31)	—	(0.87)	(1.18)	11.18	109,457	11.56	0.50	0.54	1.44	18
Year Ended March 31, 2013	10.77	0.15		0.54	0.69	(0.18)	—	(0.17)	(0.35)	11.11	139,912	6.60	0.40	0.43	1.37	29
Year Ended March 31, 2012	10.60	0.20		0.27	0.47	(0.28)	—	(0.02)	(0.30)	10.77	133,382	4.63	0.20	0.22	1.96	38

See Notes to Financial Highlights and Notes to Financial Statements.

38

FINANCIAL HIGHLIGHTS

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2016^	$9.01	$0.03		$0.37	$0.40	$—	$—	$—	$—	$9.41	$10,877	4.44%	0.70%	0.72%	0.59%	4%
Year Ended March 31, 2016	11.04	0.11		(0.45)	(0.34)	(0.17)	—	(1.52)	(1.69)	9.01	11,972	(3.13)	0.68	0.68	1.05	26
Year Ended March 31, 2015	11.15	0.11		0.62	0.73	(0.25)	—	(0.59)	(0.84)	11.04	17,295	6.65	0.67	0.67	1.00	18
Year Ended March 31, 2014	11.08	0.15		1.09	1.24	(0.30)	—	(0.87)	(1.17)	11.15	20,171	11.48	0.62	0.62	1.32	18
Year Ended March 31, 2013	10.75	0.13		0.54	0.67	(0.17)	—	(0.17)	(0.34)	11.08	19,622	6.36	0.58	0.59	1.19	29
Year Ended March 31, 2012	10.58	0.18		0.26	0.44	(0.25)	—	(0.02)	(0.27)	10.75	20,366	4.33	0.50	0.52	1.70	38
C Shares
Period Ended September 30, 2016^	8.93	—	(g)	0.37	0.37	—	—	—	—	9.30	10,909	4.14	1.30	1.32	(0.01)	4
Year Ended March 31, 2016	10.95	0.05		(0.44)	(0.39)	(0.11)	—	(1.52)	(1.63)	8.93	11,279	(3.65)	1.26	1.26	0.45	26
Year Ended March 31, 2015	11.06	0.05		0.61	0.66	(0.18)	—	(0.59)	(0.77)	10.95	13,553	6.07	1.23	1.23	0.47	18
Year Ended March 31, 2014	11.00	0.08		1.08	1.16	(0.23)	—	(0.87)	(1.10)	11.06	14,591	10.81	1.21	1.21	0.73	18
Year Ended March 31, 2013	10.69	0.06		0.54	0.60	(0.12)	—	(0.17)	(0.29)	11.00	14,106	5.69	1.20	1.21	0.56	29
Year Ended March 31, 2012	10.52	0.10		0.27	0.37	(0.18)	—	(0.02)	(0.20)	10.69	15,028	3.60	1.20	1.22	0.95	38

See Notes to Financial Highlights and Notes to Financial Statements.

39

NOTES TO FINANCIAL HIGHLIGHTS

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.

††	Formerly Aggressive Growth Stock Fund.

†††	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.

^	Unaudited.

(a)	Per share data calculated using average shares outstanding method.

(b)	Total return excludes sales charge. Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Not annualized for periods less than one year.

(e)	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of its corresponding Predecessor Fund. The returns may differ from the management’s discussion of Fund performance due to the historical performance of the Predecessor Fund (See Note 8).

(f)	The Fund commenced operations on September 28, 2012.

(g)	Rounds to less than $0.005 per share

(h)	IS Shares commenced operations on August 1, 2014.

(i)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(j)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(k)	The amount shown for the net investment income ratio does not represent the actual prorata amount allocated to the share class due to large redemptions during the year.

(l)	IS Shares commenced operations on September 1, 2015.

(m)	The Fund and its shareholders indirectly bear a pro rata share of the acquired fund fees and expenses incurred by the underlying investment companies in which the Fund is invested. The expense ratios do not include such acquired fund fees and expenses.

40

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

1.	Organization

RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Capital Innovations Global Resources and Infrastructure Fund, Ceredex Large Cap Value Equity Fund (formerly, “Large Cap Value Equity Fund”), Ceredex Mid-Cap Value Equity Fund (formerly, “Mid-Cap Value Equity Fund”), Ceredex Small Cap Value Equity Fund (formerly, “Small Cap Value Equity Fund”), Innovative Growth Stock Fund (formerly, “Aggressive Growth Stock Fund”), International Equity Fund, Silvant Large Cap Growth Stock Fund (formerly, “Large Cap Growth Stock Fund”), Silvant Small Cap Growth Stock Fund (formerly, “Small Cap Growth Stock Fund”), Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (each, a “Fund” and collectively, the “Funds”), which are each a diversified series of the Trust. Effective the close of business on February 19, 2016, Capital Innovations Global Resources and Infrastructure Fund, a new series of the Trust, acquired the assets and assumed the liabilities of the Capital Innovations Global Agri, Timber, Infrastructure Fund (“Predecessor Fund”), a series of Investment Managers Series Trust, in a tax-free reorganization.

The Innovative Growth Stock Fund offers I Shares and A Shares. The International Equity Fund offers I Shares, A Shares and IS Shares. The Capital Innovations Global Resources and Infrastructure Fund, Ceredex Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy offer I Shares, A Shares and C Shares. The Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Silvant Large Cap Growth Stock Fund and Silvant Small Cap Growth Stock Fund offer I Shares, A Shares, C Shares and IS Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Service Plan and the Shareholder Servicing Plan (“Plan”), voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Conservative Allocation Strategy) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Conservative Allocation Strategy A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.75%, if redeemed within two years of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I Shares or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 (“ASC Topic 946”) Financial Services — Investment Companies.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

41

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

The Funds, in accordance with GAAP, have adopted FASB Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets are classified as Level 1 prices, which includes active listed equities. Investments in underlying funds and money market funds are valued at their Net Asset Value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include less liquid equities and certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. Exchange Traded Funds are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded.
When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in other funds including affiliated Funds (See Note 7), which are valued at their respective daily net asset values. Recognition of net investment income by the Allocation Strategies is affected by the timing of the declaration of dividends by the other funds in which the Allocation Strategies invest. Also, in addition to the Allocation Strategies’ direct expenses,

42

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

shareholders bear a proportionate share of the underlying funds’ expenses. Each underlying fund’s accounting policies and investment holdings are outlined in the underlying funds’ financial statements and are available upon request.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2016:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Capital Innovations Global Resources and Infrastructure Fund
Assets
Common Stocks[1]	$4,362,875	$—	$—	$4,362,875
Money Market Fund	13,125	—	—	13,125

Total Investments	4,376,000	—	—	4,376,000

Ceredex Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,060,684,113	—	—	2,060,684,113
Money Market Funds	73,689,861	—	—	73,689,861

Total Investments	2,134,373,974	—	—	2,134,373,974

Ceredex Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,188,003,376	—	—	3,188,003,376
Money Market Funds	85,857,108	—	—	85,857,108

Total Investments	3,273,860,484	—	—	3,273,860,484

Ceredex Small Cap Value Equity Fund
Assets
Common Stocks[1]	926,109,057	—	—	926,109,057
Money Market Fund	12,459,071	—	—	12,459,071

Total Investments	938,568,128	—	—	938,568,128

Innovative Growth Stock Fund
Assets
Common Stocks[1]	24,129,083	—	—	24,129,083
Money Market Fund	53,929	—	—	53,929

Total Investments	24,183,012	—	—	24,183,012

International Equity Fund
Assets
Common Stocks
Australia	—	2,887,767	—	2,887,767
Bermuda	1,270,200	—	—	1,270,200
Brazil	1,409,713	—	—	1,409,713
Canada	4,596,875	—	—	4,596,875
China	2,126,340	3,197,812	—	5,324,152
Denmark	7,674,638	—	—	7,674,638
France	5,137,677	—	—	5,137,677
Germany	1,552,992	—	—	1,552,992
India	2,192,429	—	—	2,192,429
Ireland	5,604,776	—	—	5,604,776
Japan	—	4,087,437	—	4,087,437
Mexico	1,018,441	—	—	1,018,441
Netherlands	3,577,359	—	—	3,577,359
South Africa	1,666,477	—	—	1,666,477
Spain	1,077,084	—	—	1,077,084
Switzerland	7,791,561	—	—	7,791,561
Taiwan	3,027,951	—	—	3,027,951
United Kingdom	5,314,922	—	—	5,314,922

Total Common Stocks	55,039,435	10,173,016	—	65,212,451

Money Market Funds	5,187,720	—	—	5,187,720

Total Investments	60,227,155	10,173,016	—	70,400,171

43

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Silvant Large Cap Growth Stock Fund
Assets
Common Stocks[1]	$228,147,399	$—	$—	$228,147,399
Money Market Funds	6,422,861	—	—	6,422,861

Total Investments	234,570,260	—	—	234,570,260

Silvant Small Cap Growth Stock Fund
Assets
Common Stocks[1]	47,437,201	—	—	47,437,201
Money Market Funds	6,237,334	—	—	6,237,334

Total Investments	53,674,535	—	—	53,674,535

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	4,680,986	—	—	4,680,986
Fixed Income Funds	455,923	—	—	455,923
Exchange Traded Funds	1,540,583	—	—	1,540,583
Money Market Fund	60,351	—	—	60,351

Total Investments	6,737,843	—	—	6,737,843

Conservative Allocation Strategy[2]
Assets
Equity Funds	16,750,714	—	—	16,750,714
Fixed Income Funds	22,134,940	—	—	22,134,940
Exchange Traded Funds	17,038,688	—	—	17,038,688
Money Market Fund	376,861	—	—	376,861

Total Investments	56,301,203	—	—	56,301,203

Growth Allocation Strategy[2]
Assets
Equity Funds	25,877,844	—	—	25,877,844
Fixed Income Funds	5,900,116	—	—	5,900,116
Exchange Traded Funds	9,633,754	—	—	9,633,754
Money Market Fund	326,320	—	—	326,320

Total Investments	41,738,034	—	—	41,738,034

Moderate Allocation Strategy[2]
Assets
Equity Funds	26,395,956	—	—	26,395,956
Fixed Income Funds	14,487,687	—	—	14,487,687
Exchange Traded Funds	15,968,689	—	—	15,968,689
Money Market Fund	394,786	—	—	394,786

Total Investments	57,247,118	—	—	57,247,118

[1]	Please see the Schedule of Portfolio Investments for Sector or Country Classification.
[2]	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2016, securities valued at $25,793,648 were transferred from Level 2 to Level 1 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor no longer being applied to their equity prices as of September 30, 2016.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the

44

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared and paid annually to shareholders of record. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Distributions from Underlying Funds — Distributions received from underlying funds, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the underlying fund as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

(e) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(g) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. For Ceredex Large Cap Value Fund, Ceredex Mid-Cap Value Equity Fund, International Equity Fund, Silvant Large Cap Growth Stock Fund and Silvant Small Cap Growth Stock Fund, all of the securities on loan are classified as Common Stock in each Fund’s Schedule of Investments, and remaining contractual maturity of agreements are classified as overnight and continuous as of September 30, 2016.

(h) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received

45

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made in the following year. The Funds record as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as long-term capital gain in the Statements of Operations, and the amount re-characterized as a return of capital as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedules of Portfolio Investments. These re-characterizations are reflected in the accompanying financial statements.

(i) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of September 30, 2016, the Funds did not have any restricted securities.

(j) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(k) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of September 30, 2016, open tax years include the tax years of March 31, 2014 through 2017.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

(l) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(m) Line of Credit —The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which includes State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”), for an aggregate amount of $200,000,000. The proceeds may be used only to (1) temporarily

46

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the one-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. As of September 30, 2016, the Funds had no outstanding borrowings under the LOC.

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Innovative Growth Stock Fund	$722	$203,147	1.73%	74
Silvant Large Cap Growth Stock Fund	117	624,423	1.69	4
Silvant Small Cap Growth Stock Fund	245	301,212	1.71	17

(n) Master Limited Partnership — Certain Funds may invest in domestic master limited partnership (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Distributions received from each Fund’s investments in MLPs may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money–management holding company with multiple style-focused investment boutiques which, along with certain unaffiliated advisory firms, serve as subadvisers to the Funds (“Subadvisers”). The Subadvisers for each of the Funds, other than the Allocation Strategies, which are not subadvised, are as follows: Capital Innovations LLC serves as the Subadviser for the Capital Innovations Global Resources and Infrastructure Fund; Ceredex Value Advisors LLC serves as the Subadviser for the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund and Ceredex Small Cap Value Equity Fund; WCM Investment Management serves as the Subadviser for the International Equity Fund; Silvant Capital Management LLC serves as the Subadviser for the Silvant Large Cap Growth Stock Fund and Silvant Small Cap Growth Stock Fund; and Zevenbergen Capital Investments LLC serves as the Subadviser for the Innovative Growth Stock Fund. Zevenbergen Capital Investments LLC is a minority-owned subsidiary of the Investment Adviser. Capital Innovations LLC and WCM Investment Management are not affiliated with the Investment Adviser. Each of the other Subadvisers is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadvisers out of the investment advisory fees it receives from the Funds.

47

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

The Predecessor Fund had an Advisory Agreement with Liberty Street Advisors, Inc. (“Liberty Street”). Liberty Street engaged Capital Innovations LLC (the “Sub-Advisor”) to manage the Fund and paid the Sub-Advisor from its advisory fees.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2016 were as follows:

Fund	Maximum Annual Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived	Net Annual Fees Paid*
Capital Innovations Global Resources and Infrastructure Fund	1.00%	1.00%	(0.94)%	0.06%
Ceredex Large Cap Value Equity Fund	0.70	0.65	—	0.65
Ceredex Mid-Cap Value Equity Fund	0.75	0.69	—	0.69
Ceredex Small Cap Value Equity Fund	0.85	0.83	—	0.83
Innovative Growth Stock Fund	0.85	0.85	—	0.85
International Equity Fund	0.85	0.85	(0.13)	0.72
Silvant Large Cap Growth Stock Fund	0.70	0.70	—	0.70
Silvant Small Cap Growth Stock Fund	0.85	0.85	(0.03)	0.82
Aggressive Growth Allocation Strategy	0.10	0.10	(0.10)	—
Conservative Allocation Strategy	0.10	0.10	(0.02)	0.08
Growth Allocation Strategy	0.10	0.10	—	0.10
Moderate Allocation Strategy	0.10	0.10	—	0.10

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the applicable Subadviser have contractually agreed, until at least August 1, 2017, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations
Fund	I Shares	A Shares	C Shares	IS Shares
Capital Innovations Global Resources and Infrastructure Fund	1.15%	1.40%	2.15%	N/A	%
Ceredex Large Cap Value Equity Fund*	0.97	1.24	1.90	0.85
Ceredex Mid-Cap Value Equity Fund*	1.15	1.38	1.95	0.95
Ceredex Small Cap Value Equity Fund	1.30	1.55	2.15	N/A
Innovative Growth Stock Fund	1.30	1.50	N/A	N/A
International Equity Fund*	1.25	1.48	N/A	1.10
Silvant Large Cap Growth Stock Fund*	0.97	1.23	1.95	0.95
Silvant Small Cap Growth Stock Fund*	1.30	1.50	2.15	1.10
Aggressive Growth Allocation Strategy	0.50	0.70	1.30	N/A
Conservative Allocation Strategy	0.30	0.60	1.30	N/A
Growth Allocation Strategy	0.50	0.70	1.30	N/A
Moderate Allocation Strategy	0.50	0.70	1.30	N/A

*	For the period ended July 31, 2016 the Contractual Expense Limitations were as follows:

48

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Fund	I Shares	A Shares	C Shares	IS Shares
Ceredex Large Cap Value Equity Fund	0.97%	1.27%	1.97%	0.85%
Ceredex Mid-Cap Value Equity Fund	1.15	1.40	1.95	0.95
International Equity Fund	1.25	1.50	N/A	1.10
Silvant Large Cap Growth Stock Fund	0.97	1.25	1.95	0.90
Silvant Small Cap Growth Stock Fund	1.30	1.50	2.20	1.05

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the contractual expense limitations identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed, if lower, the contractual expense limitation in place at the time of the waiver or reimbursement. Under certain circumstances, the Investment Adviser may choose to voluntarily waive fees. In the event that the Investment Adviser voluntarily waives any fees, these waived fees are not subject to recoupment by the Investment Adviser. During the period ended September 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2016, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2017	2018	2019	2020
Capital Innovations Global Resources and Infrastructure Fund*
I Shares	$N/A	$N/A	$46,237	$12,029
A Shares	N/A	N/A	26,974	6,277
C Shares	N/A	N/A	4,936	972
Ceredex Large Cap Value Equity Fund
I Shares	2,475,540	2,390,881	2,067,589	924,546
A Shares	593,695	453,683	390,166	200,756
Ceredex Mid-Cap Value Equity Fund
I Shares	133,034	—	—	—
A Shares	304,916	26,241	239,140	156,851
Ceredex Small Cap Value Equity Fund
A Shares	—	—	—	10,706
Innovative Growth Stock Fund
I Shares	21,142	10,874	17,391	12,349
A Shares	—	—	—	1,368
International Equity Fund
I Shares	386	23,969	66,136	25,800
A Shares	2	4,126	10,239	2,953
IS Shares	N/A	—	18,119	3,845
Silvant Large Cap Growth Stock Fund
I Shares	313,723	320,304	317,821	151,442
A Shares	9,316	9,682	5,667	562
C Shares	48	5,537	3,911	—
IS Shares	—	7,840	4,354	—
Silvant Small Cap Growth Stock Fund
I Shares	78,271	79,058	63,957	26,787
A Shares	—	—	—	959
C Shares	—	—	—	633
IS Shares	—	—	—	459

49

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Expires
Fund	2017	2018	2019	2020
Aggressive Growth Allocation Strategy
I Shares	$72,017	$65,598	$41,920	$16,394
A Shares	11,082	19,551	35,209	19,365
C Shares	1,720	3,042	6,291	3,926
Conservative Allocation Strategy
I Shares	23,178	45,720	43,476	20,733
A Shares	10,176	11,261	9,950	5,643
C Shares	4,043	5,643	3,732	2,212
Growth Allocation Strategy
I Shares	90,194	100,956	92,695	45,775
A Shares	—	—	—	1,065
C Shares	—	—	288	940
Moderate Allocation Strategy
I Shares	48,002	21,110	48,623	42,003
A Shares	—	—	—	1,177
C Shares	—	—	—	864

*	For the year ended November 30, 2015, Liberty Street waived all its fees and absorbed other expenses totaling $246,563. Liberty Street was able to recover from the Predecessor Fund fees and/or expenses previously waived and/or absorbed, if the Predecessor Fund’s expense ratio, including the recovered expenses, fell below the expense at which they were waived. Liberty Street was permitted to seek reimbursement from the Predecessor Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The amounts waived on the Predecessor Fund are not eligible for recapture by Liberty Street or the Investment Adviser.

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ NAVs. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an administration agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the Funds which are allocated among the series of the Trust, on the basis of relative net assets. UMB Fund Services, Inc. (“UMBFS”) served as the Predecessor Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) served as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Predecessor Fund’s custodian.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. Foreside Fund Services, LLC (the “Predecessor Distributor”) served as the Predecessor Fund’s distributor.

In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2016, the Distributor did not retain any of the front end sales charges assessed on the sale of A Shares. For the period ended September 30, 2016, the Distributor did not retain any

50

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

commissions from contingent deferred sales charges assessed on the redemption of C Shares. These fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2016, were as follows:

Fund	A Shares Distribution and Service Fee	C Shares Distribution and Service Fee
Capital Innovations Global Resources and Infrastructure Fund	0.25%	1.00%
Ceredex Large Cap Value Equity Fund	0.30	1.00
Ceredex Mid-Cap Value Equity Fund	0.30	1.00
Ceredex Small Cap Value Equity Fund	0.30	1.00
Innovative Growth Stock Fund	0.30	N/A
International Equity Fund	0.30	N/A
Silvant Large Cap Growth Stock Fund	0.30	1.00
Silvant Small Cap Growth Stock Fund	0.30	1.00
Aggressive Growth Allocation Strategy	0.30	1.00
Conservative Allocation Strategy	0.30	1.00
Growth Allocation Strategy	0.30	1.00
Moderate Allocation Strategy	0.30	1.00

Shareholder Servicing Fees — The Funds have adopted a shareholder services fee for the I Shares and A Shares. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services under each of these Plans may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a fee under the Plan up to an annual rate of 0.40% (except for Conservative Allocation Strategy which may pay 0.20%) of average daily net assets of a Fund’s I Shares or A Shares.

Compliance & Fund Services Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2016, the Investment Adviser was paid $521,710 for these services. Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Effective October 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides Principal Financial Officer (“PFO”) support services to the Trust. Fees paid to FFOS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

Neither FFOS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Dziura Compliance Consulting, LLC. provided Chief Compliance Officer services to the Trust of the Predecessor Fund.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FFOS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for committee service, paid on a per committee meeting basis. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations. Certain trustees and officers of the Predecessor Fund are employees of UMBFS or MFAC. The Predecessor Fund did not compensate trustees and officers affiliated with the Predecessor Fund’s co-administrators. For the year ended November 30, 2015, the Predecessor Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

51

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2016 and the period ended September 30, 2016 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Capital Innovations Global Resources and Infrastructure Fund*

I Shares
9/30/2016	96,548	—	—	(41,599)	—	54,949	$943,186	$—	$—	$(400,204)	$—	$542,982
3/31/2016	3,035	—	5,161	(128,484)	—	(120,288)	59,395	—	46,705	(1,183,254)	—	(1,077,154)
11/30/2015	151,688	—	9,145	(882,873)	—	(722,040)	1,779,840	—	97,384	(9,919,217)	—	(8,041,993)

A Shares
9/30/2016	8,187	—	—	(16,300)	—	(8,113)	77,863	—	—	(158,327)	—	(80,464)
3/31/2016	43,130	—	3,308	(85,449)	—	(39,011)	370,255	—	29,907	(757,555)	—	(357,393)
11/30/2015	21,244	—	3,097	(103,382)	—	(79,041)	243,958	—	31,531	(1,100,279)	—	(824,790)

C Shares
9/30/2016	2,332	—	—	(3,462)	—	(1,130)	24,000	—	—	(33,386)	—	(9,386)
3/31/2016	74	—	327	(8,998)	—	(8,597)	600	—	2,921	(78,504)	—	(74,983)
11/30/2015	383	—	254	(32,148)	—	(31,511)	4,143	—	2,464	(359,224)	—	(352,617)

Ceredex Large Cap Value Equity Fund

I Shares
9/30/2016	7,095,683	—	—	(12,634,364)	—	(5,538,681)	109,009,503	—	—	(194,537,686)	—	(85,528,183)
3/31/2016	20,150,176	—	10,337,408	(48,665,920)	—	(18,178,336)	313,559,680	—	153,510,502	(757,220,055)	—	(290,149,873)

A Shares
9/30/2016	1,052,507	—	—	(3,501,488)	—	(2,448,981)	15,969,031	—	—	(52,891,262)	—	(36,922,231)
3/31/2016	5,044,971	—	2,344,910	(10,555,409)	—	(3,165,528)	77,627,924	—	34,587,431	(162,541,146)	—	(50,325,791)

C Shares
9/30/2016	21,217	—	—	(124,718)	—	(103,501)	314,663	—	—	(1,853,707)	—	(1,539,044)
3/31/2016	168,986	—	104,345	(252,165)	—	21,166	2,586,038	—	1,506,746	(3,803,478)	—	289,306

IS Shares
9/30/2016	1,208,328	—	—	(2,029,341)	—	(821,013)	18,759,601	—	—	(31,109,548)	—	(12,349,947)
3/31/2016	17,756,283	—	695,598	(2,231,219)	—	16,220,662	272,105,222	—	10,357,452	(35,798,821)	—	246,663,853

Ceredex Mid-Cap Value Equity Fund

I Shares
9/30/2016	26,794,855	—	—	(54,751,636)	—	(27,956,781)	347,945,109	—	—	(702,161,381)	—	(354,216,272)
3/31/2016	70,932,507	—	15,470,227	(124,771,969)	—	(38,369,235)	944,525,295	—	185,642,714	(1,588,015,202)	—	(457,847,193)

A Shares
9/30/2016	3,165,124	—	—	(7,309,317)	—	(4,144,193)	39,710,529	—	—	(92,053,541)	—	(52,343,012)
3/31/2016	8,310,004	—	2,239,506	(21,427,055)	—	(10,877,545)	103,995,201	—	26,627,731	(269,580,637)	—	(138,957,705)

C Shares
9/30/2016	169,860	—	—	(1,285,648)	—	(1,115,788)	2,095,895	—	—	(15,757,480)	—	(13,661,585)
3/31/2016	727,265	—	319,531	(2,214,544)	—	(1,167,748)	9,133,165	—	3,722,533	(26,768,700)	—	(13,913,002)

IS Shares
9/30/2016	3,754,222	—	—	(3,140,100)	—	614,122	48,603,861	—	—	(40,164,751)	—	8,439,110
3/31/2016	15,707,999	—	732,470	(2,549,531)	—	13,890,938	198,028,731	—	8,789,644	(31,313,030)	—	175,505,345

Ceredex Small Cap Value Equity Fund

I Shares
9/30/2016	9,248,445	—	—	(19,827,539)	—	(10,579,094)	111,412,321	—	—	(237,264,641)	—	(125,852,320)
3/31/2016	9,039,448	—	20,227,454	(28,396,574)	—	870,328	119,891,772	—	214,208,737	(401,188,555)	—	(67,088,046)

A Shares
9/30/2016	895,005	—	—	(2,126,489)	—	(1,231,484)	10,478,634	—	—	(24,474,880)	—	(13,996,246)
3/31/2016	1,418,812	—	3,276,571	(4,299,801)	—	395,582	18,086,807	—	33,715,915	(55,236,911)	—	(3,434,189)

C Shares
9/30/2016	16,305	—	—	(337,805)	—	(321,500)	172,651	—	—	(3,601,868)	—	(3,429,217)
3/31/2016	125,149	—	824,781	(580,956)	—	368,974	1,457,675	—	7,777,689	(6,562,360)	—	2,673,004

52

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Innovative Growth Stock Fund

I Shares
9/30/2016	156,508	—	—	(279,218)	—	(122,710)	$3,056,046	$—	$—	$(5,485,096)	$—	$(2,429,050)
3/31/2016	548,154	—	53,058	(780,401)	—	(179,189)	11,930,895	—	1,137,563	(16,749,913)	—	(3,681,455)

A Shares
9/30/2016	25,278	—	—	(143,466)	—	(118,188)	469,561	—	—	(2,729,976)	—	(2,260,415)
3/31/2016	491,401	—	32,204	(588,841)	—	(65,236)	10,889,054	—	664,359	(11,980,061)	—	(426,648)

International Equity Fund

I Shares
9/30/2016	2,918,673	—	—	(561,271)	—	2,357,402	28,089,217	—	—	(5,443,193)	—	22,646,024
3/31/2016	2,720,094	—	102,990	(1,551,831)	—	1,271,253	25,253,022	—	965,887	(14,988,624)	—	11,230,285

A Shares
9/30/2016	452,278	—	—	(35,570)	—	416,708	4,358,819	—	—	(336,191)	—	4,022,628
3/31/2016	62,804	—	39,888	(92,288)	—	10,404	607,480	—	368,947	(879,026)	—	97,401

IS Shares**
9/30/2016	164,021	—	—	(100,386)	—	63,635	1,631,600	—	—	(954,103)	—	677,497
3/31/2016	1,003,460	—	82,004	(458,797)	—	626,667	9,776,110	—	765,921	(4,203,512)	—	6,338,519

Silvant Large Cap Growth Stock Fund

I Shares
9/30/2016	575,399	—	—	(1,880,308)	—	(1,304,909)	5,426,635	—	—	(17,667,663)	—	(12,241,028)
3/31/2016	1,473,996	—	900,056	(2,909,360)	—	(535,308)	14,888,243	—	8,901,552	(28,987,265)	—	(5,197,470)

A Shares
9/30/2016	233,291	—	—	(568,528)	—	(335,237)	1,817,357	—	—	(4,474,025)	—	(2,656,668)
3/31/2016	852,332	—	636,361	(1,077,242)	—	411,451	7,111,443	—	5,249,983	(9,296,236)	—	3,065,190

C Shares
9/30/2016	22,033	—	—	(564,572)	—	(542,539)	119,992	—	—	(3,085,782)	—	(2,965,790)
3/31/2016	206,005	—	923,411	(1,092,958)	—	36,458	1,295,039	—	5,318,850	(6,604,447)	—	9,442

IS Shares
9/30/2016	1,123	—	—	(738,184)	—	(737,061)	10,633	—	—	(6,988,971)	—	(6,978,338)
3/31/2016	221,083	—	310,286	(1,710,804)	—	(1,179,435)	2,193,018	—	3,074,932	(17,602,568)	—	(12,334,618)

Silvant Small Cap Growth Stock Fund

I Shares
9/30/2016	438,033	—	—	(1,398,328)	—	(960,295)	3,981,179	—	—	(12,783,221)	—	(8,802,042)
3/31/2016	1,663,997	—	1,477,948	(7,377,883)	—	(4,235,938)	22,596,390	—	13,582,340	(102,469,861)	—	(66,291,131)

A Shares
9/30/2016	9,665	—	—	(54,646)	—	(44,981)	72,508	—	—	(416,853)	—	(344,345)
3/31/2016	21,550	—	375,807	(182,679)	—	214,678	202,393	—	2,889,957	(2,025,759)	—	1,066,591

C Shares
9/30/2016	816	—	—	(105,704)	—	(104,888)	3,350	—	—	(425,282)	—	(421,932)
3/31/2016	33,324	—	659,605	(155,405)	—	537,524	169,847	—	2,763,745	(1,031,867)	—	1,901,725

IS Shares
9/30/2016	70,283	—	—	(64,953)	—	5,330	659,720	—	—	(591,844)	—	67,876
3/31/2016	139,519	—	159,913	(335,556)	—	(36,124)	1,172,382	—	1,477,592	(3,442,521)	—	(792,547)

Aggressive Growth Allocation Strategy

I Shares
9/30/2016	34,155	—	—	(48,768)	—	(14,613)	211,087	—	—	(299,357)	—	(88,270)
3/31/2016	163,776	—	126,587	(477,603)	—	(187,240)	1,140,442	—	770,918	(3,228,087)	—	(1,316,727)

A Shares
9/30/2016	6,098	—	—	(93,791)	—	(87,693)	36,939	—	—	(567,296)	—	(530,357)
3/31/2016	64,769	—	131,644	(164,335)	—	32,078	408,402	—	791,183	(1,229,039)	—	(29,454)

C Shares
9/30/2016	676	—	—	(18,925)	—	(18,249)	3,954	—	—	(110,791)	—	(106,837)
3/31/2016	14,735	—	24,170	(7,338)	—	31,567	105,683	—	139,463	(56,859)	—	188,287

53

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Conservative Allocation Strategy

I Shares
9/30/2016	191,080	—	—	(799,919)	—	(608,839)	$2,342,863	$—	$—	$(9,889,880)	$—	$(7,547,017)
3/31/2016	852,015	—	89,107	(910,633)	—	30,489	10,523,543	—	1,062,151	(11,175,084)	—	410,610

A Shares
9/30/2016	77,878	—	—	(255,720)	—	(177,842)	955,671	—	—	(3,160,739)	—	(2,205,068)
3/31/2016	222,317	—	45,758	(317,990)	—	(49,915)	2,695,221	—	545,889	(3,912,015)	—	(670,905)

C Shares
9/30/2016	84,104	—	—	(171,600)	—	(87,496)	1,022,660	—	—	(2,077,090)	—	(1,054,430)
3/31/2016	401,289	—	47,982	(279,667)	—	169,604	4,921,132	—	566,671	(3,400,633)	—	2,087,170

Growth Allocation Strategy

I Shares
9/30/2016	256,626	—	—	(915,805)	—	(659,179)	2,684,765	—	—	(9,398,740)	—	(6,713,975)
3/31/2016	826,999	—	362,432	(2,067,210)	—	(877,779)	9,049,400	—	3,700,426	(22,159,053)	—	(9,409,227)

A Shares
9/30/2016	1,276	—	—	(143,759)	—	(142,483)	13,175	—	—	(1,466,636)	—	(1,453,461)
3/31/2016	52,273	—	60,102	(163,704)	—	(51,329)	527,166	—	610,632	(1,773,011)	—	(635,213)

C Shares
9/30/2016	471	—	—	(29,311)	—	(28,840)	4,784	—	—	(296,800)	—	(292,016)
3/31/2016	59,127	—	19,997	(99,143)	—	(20,019)	599,150	—	198,973	(990,457)	—	(192,334)

Moderate Allocation Strategy

I Shares
9/30/2016	193,378	—	—	(1,547,206)	—	(1,353,828)	1,799,106	—	—	(14,332,615)	—	(12,533,509)
3/31/2016	1,016,718	—	842,718	(5,356,856)	—	(3,497,420)	10,654,884	—	7,635,031	(57,348,612)	—	(39,058,697)

A Shares
9/30/2016	38,657	—	—	(211,385)	—	(172,728)	355,784	—	—	(1,952,715)	—	(1,596,931)
3/31/2016	75,028	—	222,574	(535,529)	—	(237,927)	766,987	—	2,007,615	(5,698,032)	—	(2,923,430)

C Shares
9/30/2016	35,635	—	—	(125,316)	—	(89,681)	329,109	—	—	(1,156,051)	—	(826,942)
3/31/2016	46,989	—	197,738	(219,034)	—	25,693	476,260	—	1,771,729	(2,199,100)	—	48,889

*	Capital Innovations Global Resources and Infrastructure Fund had a fiscal year date change from November 30 to March 31 reorganization on February 19, 2016 (See Note 8).
**	IS Shares commenced operations on September 1, 2015 for International Equity Fund.

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2016 were as follows:

Fund	Purchases	Sales
Capital Innovations Global Resources and Infrastructure Fund	$1,845,000	$1,234,454
Ceredex Large Cap Value Equity Fund	747,288,443	828,278,104
Ceredex Mid-Cap Value Equity Fund	1,776,195,211	2,101,738,884
Ceredex Small Cap Value Equity Fund	68,949,577	208,102,329
Innovative Growth Stock Fund	3,797,378	8,484,914
International Equity Fund	33,433,741	7,733,654
Silvant Large Cap Growth Stock Fund	47,925,417	74,347,008
Silvant Small Cap Growth Stock Fund	14,822,931	24,392,932
Aggressive Growth Allocation Strategy	520,629	1,087,479
Conservative Allocation Strategy	1,759,742	10,946,363
Growth Allocation Strategy	1,960,183	9,017,331
Moderate Allocation Strategy	2,499,299	14,532,843

54

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities) such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The effects of certain differences reclassified as of March 31, 2016 was as follows:

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Investment Income (Loss)
Capital Innovations Global Resources and Infrastructure Fund	$(223,648)	$40,109	$183,539
Ceredex Mid-Cap Value Equity Fund	(15,790)	621,881	(606,091)
Ceredex Small Cap Value Equity Fund	—	1,217,953	(1,217,953)
Innovative Growth Stock Fund	(469,283)	—	469,283
International Equity Fund	—	124,840	(124,840)
Silvant Large Cap Growth Stock Fund	(743,567)	—	743,567
Silvant Small Cap Growth Stock Fund	(987,184)	1,167	986,017
Aggressive Growth Allocation Strategy	—	(12,249)	12,249
Conservative Allocation Strategy	—	(38,860)	38,860
Growth Allocation Strategy	—	(57,387)	57,387
Moderate Allocation Strategy	—	(59,578)	59,578

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2016 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Capital Innovations Global Resources and Infrastructure Fund	$4,068,137	$544,670	$(236,807)	$307,863
Ceredex Large Cap Value Equity Fund	1,728,420,353	416,525,244	(10,571,623)	405,953,621
Ceredex Mid-Cap Value Equity Fund	2,949,332,905	362,127,150	(37,599,571)	324,527,579
Ceredex Small Cap Value Equity Fund	715,722,950	256,657,978	(33,812,800)	222,845,178
Innovative Growth Stock Fund	13,418,068	11,463,603	(698,659)	10,764,944
International Equity Fund	65,729,794	5,702,893	(1,032,516)	4,670,377
Silvant Large Cap Growth Stock Fund	144,261,133	96,199,706	(5,890,579)	90,309,127
Silvant Small Cap Growth Stock Fund	46,002,187	9,876,418	(2,204,070)	7,672,348
Aggressive Growth Allocation Strategy	5,397,621	1,355,818	(15,596)	1,340,222
Conservative Allocation Strategy	52,488,324	3,880,803	(67,924)	3,812,879
Growth Allocation Strategy	34,735,922	7,086,487	(84,375)	7,002,112
Moderate Allocation Strategy	48,059,641	9,261,499	(74,022)	9,187,477

The tax character of distributions paid to shareholders during the period or fiscal year ended March 31, 2016 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Capital Innovations Global Resources and Infrastructure Fund	$82,228	$—	$—	$—	$82,228
Ceredex Large Cap Value Equity Fund	30,971,375	172,233,852	—	—	203,205,227
Ceredex Mid-Cap Value Equity Fund	113,394,437	125,921,077	—	—	239,315,514
Ceredex Small Cap Value Equity Fund	15,453,362	246,896,505	—	—	262,349,867
Innovative Growth Stock Fund	—	2,095,754	—	—	2,095,754

55

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
International Equity Fund	$144,980	$2,000,010	$—	$—	$2,144,990
Silvant Large Cap Growth Stock Fund	—	23,322,257	—	—	23,322,257
Silvant Small Cap Growth Stock Fund	—	21,567,281	—	—	21,567,281
Aggressive Growth Allocation Strategy	95,850	1,657,102	—	—	1,752,952
Conservative Allocation Strategy	952,544	1,610,853	—	—	2,563,397
Growth Allocation Strategy	689,495	3,848,880	—	—	4,538,375
Moderate Allocation Strategy	1,314,012	10,251,561	—	—	11,565,573

*	Total distributions paid are recognized on a when declared basis for the period or fiscal year ended March 31, 2016.
**	Net Investment income includes taxable market discount income and net short-term capital gains, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

As of March 31, 2016, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Capital Innovations Global Resources and Infrastructure Fund	$—	$82,904	$—	$(203,490)	$(892,311)	$(1,012,897)
Ceredex Large Cap Value Equity Fund	—	5,948,067	—	315,848,792	(49,248,431)	272,548,428
Ceredex Mid-Cap Value Equity Fund	—	10,529,606	—	199,401,606	(42,719,379)	167,211,833
Ceredex Small Cap Value Equity Fund	—	1,382,858	—	153,585,376	(22,866,869)	132,101,365
Innovative Growth Stock Fund	—	—	1,894,557	9,019,851	(1,451,938)	9,462,470
International Equity Fund	—	225,035	335,989	1,188,590	(1,649,094)	100,520
Silvant Large Cap Growth Stock Fund	—	—	3,766,399	114,331,200	(1,832,824)	116,264,775
Silvant Small Cap Growth Stock Fund	—	—	2,614,535	4,770,935	(82,837)	7,302,633
Aggressive Growth Allocation Strategy	—	—	416,887	981,490	—	1,398,377
Conservative Allocation Strategy	—	125,027	161,228	1,256,903	—	1,543,158
Growth Allocation Strategy	—	14,594	1,947,694	5,054,237	—	7,016,525
Moderate Allocation Strategy	—	62,875	2,340,616	7,357,493	—	9,760,984

**	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, return of capital adjustments, forward contracts marked to market and partnership basis adjustments.

The Funds utilize the provisions of the federal income tax laws that provide for the carry forward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2016, the post-enactment accumulated short-term and long-term capital loss carry forwards were as follows:

Fund	Short Term	Long Term	Total
Capital Innovations Global Resources and Infrastructure Fund	$661,695	$166,419	$828,114
Innovative Growth Stock Fund*	—	—	—

*	Of the $363,926 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, the entire amount was utilized.

56

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

As of March 31, 2016, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2017	Expiring 2018	Total
Innovative Growth Stock Fund*	$1,372,837	$—	$1,372,837
International Equity Fund**	—	1,649,094	1,649,094
Silvant Large Cap Growth Stock Fund***	1,639,873	—	1,639,873

*	Of the $1,600,850 of remaining capital loss carryforwards acquired on April 27, 2012, in the merger with the RidgeWorth Emerging Growth Stock Fund and subject to limitations as a result of this acquisition, $228,013 was utilized. The remaining $1,372,837 will expire in 2017.
**	Of the $2,473,641 of remaining capital loss carryforwards subject to limitations due to an ownership change on May 22, 2013, $824,547 was utilized, and the remaining $1,649,094, will expire in 2018.
***	Of the $3,279,747 of remaining capital loss carryforwards acquired on March 1, 2013, in the merger with the RidgeWorth Large Cap Core Growth Stock Fund and subject to limitations as a result of this acquisition, $1,639,874 was utilized, and the remaining $1,639,873, will expire in 2017.

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

During the fiscal year ended March 31, 2016, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Innovative Growth Stock Fund	$591,939
International Equity Fund	824,547
Silvant Large Cap Growth Stock Fund	1,639,874

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next fiscal year. During the fiscal year ended March 31, 2016, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Ceredex Large Cap Value Equity Fund	$76,570,240	$(27,321,809)	$49,248,431
Ceredex Mid-Cap Value Equity Fund	57,488,324	(14,768,945)	42,719,379
Ceredex Small Cap Value Equity Fund	9,263,579	13,603,290	22,866,869

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses, between November 1 and March 31, and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2016, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2016.

7.	Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. An investment by a Fund representing greater than 10% of the voting securities of an issuer makes that issuer an affiliated holding of the Fund. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of September 30, 2016 were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at September 30, 2016	Value at September 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Ceredex Large Cap Value Equity Fund† — IS Shares	98,912	2,515	14,211	87,216	$1,387,599	$—	$—	$57,004

57

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at September 30, 2016	Value at September 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Ceredex Mid-Cap Value Equity Fund† — IS Shares	46,042	—	3,901	42,141	$565,952	$—	$—	$12,187
RidgeWorth Ceredex Small Cap Value Equity Fund† — I Shares	12,445	3,501	1,872	14,074	178,887	—	—	2,261
RidgeWorth International Equity Fund — IS Shares	36,978	10,612	2,848	44,742	446,079	—	—	(2,230)
RidgeWorth Seix Core Bond Fund — IS Shares	28	1	—	29	318	3	—	—
RidgeWorth Seix Corporate Bond Fund — I Shares	3,115	159	558	2,716	24,224	367	—	(115)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	1,023	146	246	923	7,996	230	—	(49)
RidgeWorth Seix High Income Fund — IS Shares	1,484	214	348	1,350	8,638	303	—	(126)
RidgeWorth Seix High Yield Fund — I Shares	1,114	149	1,263	—	—	187	—	(106)
RidgeWorth Seix High Yield Fund — IS Shares*	—	1,018	12	1,006	8,356	73	—	(3)
RidgeWorth Seix Total Return Bond Fund — IS Shares	37,107	363	5,359	32,111	349,688	3,956	—	1,087
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — I Shares	6,466	119	6,585	—	—	195	—	(67)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — IS Shares*	—	5,842	194	5,648	56,703	95	—	(18)
RidgeWorth Silvant Large Cap Growth Stock Fund†† — IS Shares	228,443	—	27,273	201,170	1,933,243	—	—	791
RidgeWorth Silvant Small Cap Growth Stock Fund†† — IS Shares	15,500	4,521	2,448	17,573	169,226	—	—	(441)

Total					$5,136,909	$5,409	$—	$70,175

Conservative Allocation Strategy
RidgeWorth Ceredex Large Cap Value Equity Fund† — IS Shares	361,137	5,272	53,680	312,729	$4,975,525	$—	$—	$(1,734)
RidgeWorth Ceredex Mid-Cap Value Equity Fund† — IS Shares	166,150	—	19,006	147,144	1,976,138	—	—	15,103
RidgeWorth Ceredex Small Cap Value Equity Fund† — I Shares	44,961	12,077	5,231	51,807	658,462	—	—	325
RidgeWorth International Equity Fund — IS Shares	133,433	37,090	14,266	156,257	1,557,880	—	—	(11,739)
RidgeWorth Seix Core Bond Fund — IS Shares	787	8	45	750	8,324	84	—	(13)

58

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at September 30, 2016	Value at September 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Seix Corporate Bond Fund — I Shares	126,239	1,710	17,315	110,634	$986,853	$15,069	$—	$(1,186)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	42,104	1,064	5,793	37,375	323,665	9,114	—	(586)
RidgeWorth Seix High Income Fund — IS Shares	61,354	2,400	8,524	55,230	353,475	12,205	—	(2,550)
RidgeWorth Seix High Yield Fund — I Shares	46,057	882	46,939	—	—	7,364	—	530
RidgeWorth Seix High Yield Fund — IS Shares*	—	42,961	1,813	41,148	341,940	3,070	—	417
RidgeWorth Seix Total Return Bond Fund — IS Shares	1,711,650	17,815	94,164	1,635,301	17,808,428	194,208	—	5,111
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — I Shares	264,754	812	265,566	—	—	8,442	—	(1,769)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — IS Shares*	—	239,469	9,165	230,304	2,312,255	3,956	—	(656)
RidgeWorth Silvant Large Cap Growth Stock Fund†† — IS Shares	831,070	—	107,187	723,883	6,956,517	—	—	(138,767)
RidgeWorth Silvant Small Cap Growth Stock Fund†† — IS Shares	55,867	15,957	6,799	65,025	626,192	—	—	(28,988)

Total					$38,885,654	$253,512	$—	$(166,502)

Growth Allocation Strategy
RidgeWorth Ceredex Large Cap Value Equity Fund† — IS Shares	606,458	—	121,444	485,014	$7,716,571	$—	$—	$415,004
RidgeWorth Ceredex Mid-Cap Value Equity Fund† — IS Shares	280,471	—	51,823	228,648	3,070,743	—	—	160,236
RidgeWorth Ceredex Small Cap Value Equity Fund† — I Shares	75,768	18,519	13,724	80,563	1,023,953	—	—	36,215
RidgeWorth International Equity Fund — IS Shares	225,468	57,352	40,038	242,782	2,420,533	—	—	(50,367)
RidgeWorth Seix Core Bond Fund — IS Shares	259	2	—	261	2,899	28	—	—
RidgeWorth Seix Corporate Bond Fund — I Shares	33,890	565	3,694	30,761	274,388	3,985	—	(767)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	11,197	280	1,068	10,409	90,145	2,402	—	925

59

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at September 30, 2016	Value at September 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Seix High Income Fund — IS Shares	16,517	824	1,907	15,434	$98,781	$3,230	$—	$(760)
RidgeWorth Seix High Yield Fund — I Shares	12,268	228	12,496	—	—	1,907	—	83
RidgeWorth Seix High Yield Fund — IS Shares*	—	12,086	568	11,518	95,712	818	—	115
RidgeWorth Seix Total Return Bond Fund — IS Shares	459,115	4,661	32,655	431,121	4,694,908	50,780	—	9,216
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — I Shares	70,891	211	71,102	—	—	2,195	—	(403)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — IS Shares*	—	65,715	1,643	64,072	643,283	1,073	—	(115)
RidgeWorth Silvant Large Cap Growth Stock Fund†† — IS Shares	1,397,584	—	286,343	1,111,241	10,679,024	—	—	(112,417)
RidgeWorth Silvant Small Cap Growth Stock Fund†† — IS Shares	93,941	23,936	17,460	100,417	967,020	—	—	(11,511)

Total					$31,777,960	$66,418	$—	$445,454

Moderate Allocation Strategy
RidgeWorth Ceredex Large Cap Value Equity Fund† — IS Shares	619,860	14,807	139,111	495,556	$7,884,292	$—	$—	$479,685
RidgeWorth Ceredex Mid-Cap Value Equity Fund† — IS Shares	285,572	—	53,365	232,207	3,118,540	—	—	211,104
RidgeWorth Ceredex Small Cap Value Equity Fund† — I Shares	77,312	19,324	14,068	82,568	1,049,439	—	—	42,816
RidgeWorth International Equity Fund — IS Shares	229,673	58,967	42,118	246,522	2,457,823	—	—	(26,172)
RidgeWorth Seix Core Bond — IS Shares	704	6	210	500	5,549	62	—	(87)
RidgeWorth Seix Corporate Bond Fund — I Shares	91,110	1,172	15,125	77,157	688,242	10,329	—	(2,981)
RidgeWorth Seix Floating Rate High Income Fund — IS Shares	30,547	730	5,303	25,974	224,931	6,259	—	5,599
RidgeWorth Seix High Income Fund — IS Shares	44,701	1,328	7,524	38,505	246,433	8,417	—	(2,371)
RidgeWorth Seix High Yield Fund — I Shares	33,272	610	33,882	—	—	5,093	—	632

60

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at September 30, 2016	Value at September 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
RidgeWorth Seix High Yield Fund — IS Shares*	—	29,012	363	28,649	$238,074	$2,073	$—	$43
RidgeWorth Seix Total Return Bond Fund — IS Shares	1,234,708	11,984	193,455	1,053,237	11,469,748	130,712	—	173,793
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — I Shares	191,200	560	191,760	—	—	5,819	—	(746)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund — IS Shares*	—	161,825	997	160,828	1,614,710	2,675	—	(40)
RidgeWorth Silvant Large Cap Growth Stock Fund†† — IS Shares	1,427,377	—	292,808	1,134,569	10,903,207	—	—	(38,902)
RidgeWorth Silvant Small Cap Growth Stock Fund†† —IS Shares	96,134	23,511	17,604	102,041	982,655	—	—	(2,305)

Total					$40,883,643	$171,439	$—	$840,068

†	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Ceredex”.
††	On August 1, 2016, affiliated equity funds were rebranded to from “RidgeWorth” to “RidgeWorth Silvant”.
*	IS Shares commenced operations on August 1, 2016.

8.	Reorganizations

Effective the close of business on February 19, 2016, Capital Innovations Global Resources and Infrastructure Fund, a new series of the Trust, acquired the assets and assumed the liabilities of the Predecessor Fund, a series of Investment Managers Series Trust. As part of the reorganization there was a change to the independent registered public accounting firm. The reorganization was accomplished by the following tax-free reorganization in which each shareholder of the Predecessor Fund received the same aggregate net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
I Shares	224,274	$1,806,342
A Shares	127,824	1,028,373
C Shares	24,776	196,668

The appreciation (depreciation) of the Predecessor Fund was $588,102 as of the date of the acquisition.

The undistributed net investment income of the Predecessor Fund was $18,436 as of the date of the acquisition.

9.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

61

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and, if applicable, other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
INDEPENDENT TRUSTEE
Tim E. Bentsen (August 1953)	Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Atlanta Office Managing Partner (2003-2009), KPMG LLP.	29	Synovus Financial Corp.; Krispy Kreme Doughnuts, Inc.
Jeffrey M. Biggar (February 1950)	Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	29	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	29	SUSA Registered Fund, LLC; Oxford Industries; Acuity Brands, Inc. (thru 2014); Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013); Genuine Parts Company (thru 2015)
Sidney E. Harris (July 1949)	Trustee	Indefinite; since 2004	Professor and Dean Emeritus (since April 2015), Professor (1997-2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	29	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Connie D. McDaniel (April 1958)	Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	29	Total System Services, Inc.
INTERESTED TRUSTEE
Ashi S. Parikh* (February 1966)	Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	29	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Investment Adviser.

62

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
James L. Love (December 1968)	Chief Compliance Officer	One year; since 2016	Managing Director and Chief Compliance Officer, RidgeWorth Investments (since 2016); Chief Compliance Officer and Deputy General Counsel, U.S. Global Investors (2007–2015).
Benjamin H. Lowe (March 1978)	Treasurer and Chief Financial Officer	One year; since 2015	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005–2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02210 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Fund Officer Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2013	Managing Director, Foreside Fund Officer Services, LLC (October 2008 – present).
Karen Jacoppo-Wood State Street Bank and Trust Company 100 Summer Street Boston, MA 02116 (December 1966)	Secretary and Chief Legal Officer	One year; since 2014	Vice President and Managing Counsel, State Street Bank and Trust Company (since 2014); Vice President, RMR Advisors, Inc./RMR Funds (2007-2014).*
Rebecca Gilding State Street Bank and Trust Company 100 Summer Street Boston, MA 02116 (December 1979)	Assistant Secretary	One year; since May 2016	Vice President and Counsel, State Street Bank and Trust Company (since 2016); Assistant Vice President and Associate Counsel, Brown Brothers Harriman and Co. (2013-2016); Assistant Vice President Citi Fund Services, Inc. (2005-2013).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

63

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class	Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Capital Innovations Global Resources and Infrastructure Fund	I Shares	1,000.00	1,167.00	6.25	1.15
	A Shares	1,000.00	1,165.00	7.60	1.40
	C Shares	1,000.00	1,160.70	11.65	2.15
Ceredex Large Cap Value Equity Fund	I Shares	1,000.00	1,076.10	5.05	0.97
	A Shares	1,000.00	1,074.00	6.55	1.26
	C Shares	1,000.00	1,071.40	8.93	1.72
	IS Shares	1,000.00	1,077.20	3.75	0.72
Ceredex Mid-Cap Value Equity Fund	I Shares	1,000.00	1,085.90	5.86	1.12
	A Shares	1,000.00	1,084.30	7.32	1.40
	C Shares	1,000.00	1,081.90	9.39	1.80
	IS Shares	1,000.00	1,086.60	4.18	0.80
Ceredex Small Cap Value Equity Fund	I Shares	1,000.00	1,125.70	6.61	1.24
	A Shares	1,000.00	1,124.10	8.25	1.55
	C Shares	1,000.00	1,121.50	10.16	1.91
Innovative Growth Stock Fund	I Shares	1,000.00	1,105.20	6.91	1.31
	A Shares	1,000.00	1,104.50	7.97	1.51
International Equity Fund	I Shares	1,000.00	1,071.00	6.28	1.21
	A Shares	1,000.00	1,069.70	7.37	1.42
	IS Shares	1,000.00	1,070.90	5.71	1.10
Silvant Large Cap Growth Stock Fund	I Shares	1,000.00	1,022.40	4.92	0.97
	A Shares	1,000.00	1,021.80	6.23	1.23
	C Shares	1,000.00	1,016.50	9.60	1.90
	IS Shares	1,000.00	1,023.40	4.57	0.90
Silvant Small Cap Growth Stock Fund	I Shares	1,000.00	1,120.90	6.91	1.30
	A Shares	1,000.00	1,120.60	7.50	1.41
	C Shares	1,000.00	1,116.00	10.98	2.07
	IS Shares	1,000.00	1,123.70	5.70	1.07
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,055.00	2.58	0.50
	A Shares	1,000.00	1,054.10	3.60	0.70
	C Shares	1,000.00	1,051.10	6.68	1.30
Conservative Allocation Strategy	I Shares	1,000.00	1,039.10	1.53	0.30
	A Shares	1,000.00	1,037.50	3.06	0.60
	C Shares	1,000.00	1,034.60	6.63	1.30
Growth Allocation Strategy	I Shares	1,000.00	1,052.30	2.57	0.50
	A Shares	1,000.00	1,052.60	3.60	0.70
	C Shares	1,000.00	1,048.80	6.68	1.30
Moderate Allocation Strategy	I Shares	1,000.00	1,045.30	2.56	0.50
	A Shares	1,000.00	1,044.40	3.59	0.70
	C Shares	1,000.00	1,041.40	6.65	1.30

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

64

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class	Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Capital Innovations Global Resources and Infrastructure Fund	I Shares	1,000.00	1,019.30	5.82	1.15
	A Shares	1,000.00	1,018.00	7.08	1.40
	C Shares	1,000.00	1,014.30	10.86	2.15
Ceredex Large Cap Value Equity Fund	I Shares	1,000.00	1,020.20	4.91	0.97
	A Shares	1,000.00	1,018.80	6.38	1.26
	C Shares	1,000.00	1,016.40	8.69	1.72
	IS Shares	1,000.00	1,021.46	3.65	0.72
Ceredex Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.50	5.67	1.12
	A Shares	1,000.00	1,018.00	7.08	1.40
	C Shares	1,000.00	1,016.00	9.10	1.80
	IS Shares	1,000.00	1,021.06	4.05	0.80
Ceredex Small Cap Value Equity Fund	I Shares	1,000.00	1,018.90	6.28	1.24
	A Shares	1,000.00	1,017.30	7.84	1.55
	C Shares	1,000.00	1,015.50	9.65	1.91
Innovative Growth Stock Fund	I Shares	1,000.00	1,018.50	6.63	1.31
	A Shares	1,000.00	1,017.50	7.64	1.51
International Equity Fund	I Shares	1,000.00	1,019.00	6.12	1.21
	A Shares	1,000.00	1,017.90	7.18	1.42
	IS Shares	1,000.00	1,019.55	5.57	1.10
Silvant Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.20	4.91	0.97
	A Shares	1,000.00	1,018.90	6.23	1.23
	C Shares	1,000.00	1,015.50	9.60	1.90
	IS Shares	1,000.00	1,020.56	4.56	0.90
Silvant Small Cap Growth Stock Fund	I Shares	1,000.00	1,018.60	6.58	1.30
	A Shares	1,000.00	1,018.00	7.13	1.41
	C Shares	1,000.00	1,014.70	10.45	2.07
	IS Shares	1,000.00	1,019.70	5.42	1.07
Aggressive Growth Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.60	3.55	0.70
	C Shares	1,000.00	1,018.60	6.58	1.30
Conservative Allocation Strategy	I Shares	1,000.00	1,023.60	1.52	0.30
	A Shares	1,000.00	1,022.10	3.04	0.60
	C Shares	1,000.00	1,018.60	6.58	1.30
Growth Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.60	3.55	0.70
	C Shares	1,000.00	1,018.60	6.58	1.30
Moderate Allocation Strategy	I Shares	1,000.00	1,022.60	2.54	0.50
	A Shares	1,000.00	1,021.60	3.55	0.70
	C Shares	1,000.00	1,018.60	6.58	1.30

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

65

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

66

INVESTMENT ADVISER:

RidgeWorth Investments

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISERS:

Capital Innovations, LLC

325 Forest Grove Drive, Suite 100

Pewaukee, WI 53072

www.capinnovations.com

Silvant Capital Management LLC

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.silvantcapital.com

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

www.zci.com

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

www.ceredexvalue.com

WCM Investment Management

281 Brooks Street

Laguna Beach, CA 92651

www.wcminvest.com

This information must be preceded or accompanied by a current prospectus for each Fund described. Before investing, investors should carefully read the prospectus or summary prospectus and consider the fund’s investment objectives, risks, charges and expenses. Please call 888.784.3863 or visit ridgeworth.com to obtain a prospectus or summary prospectus, which contains this and other information about the funds.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-EQ-0916

2016 SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2016

RidgeWorth Investments is the trade name of RidgeWorth Capital Management LLC.

RIDGEWORTH FUNDS    September 30, 2015

LETTER TO SHAREHOLDERS

RIDGEWORTH FUNDS    September 30, 2016

Dear Valued Shareholder,

We sincerely thank you for your continued business and support. Our primary objective is to help you achieve your investment goals, and we are grateful you have placed your confidence in us. We aim to earn your trust through competitive investment performance and excellent client service. We hope we have met your expectations in both of these measures, and we look forward to continuing to serve as your asset manager in the months and years to come.

Economic growth continued its steady, though subdued, pace over the last six months, while employment numbers strengthened. In addition, inflation moved closer to target, likely spurred by a revival in commodity prices, and wages ticked up. On the business side, capacity utilization improved and inventory levels fell, which is a positive sign moving forward. Meanwhile, consumers helped buoy automobile sales and kept the housing market on firm ground. While none of these indicators alone were exceptionally strong, together they provided steady economic progress. We are cautiously optimistic that those trends may continue.

Economic headwinds also persisted, though there were many concerns about both the U.S. and global economies. The Brexit vote in July added stress to an EU economy already feeling anxiety over the health of its banking system. Political turbulence in Italy brought additional uncertainty, and the immigration crisis continued to strain many EU nations. The Middle East remained a flashpoint, with the failed attempts to quell fighting in Syria receiving most of the headlines. More broadly, the International Monetary Fund downgraded its global economic forecast.

Domestically, the U.S. economy was buffeted by a volatile presidential campaign and the resultant uncertainty looming about the post-election congressional make-up. In addition, the markets are watching for a possible Federal Reserve (“Fed”) rate increase at the end of the year. Finally, worries about fiscal policy, especially challenges facing healthcare exchanges under the Affordable Care Act, also have muddied the waters.

However, many of these concerns, both domestic and international, have been present during the current growth cycle and they have not deterred the growth, albeit slow, of the U.S. economy. Indeed, the economy has continued to march along at a steady, though uninspired, pace. Our cautious optimism stems, in part, from this track record.

The U.S. central bank is reconsidering the effectiveness of monetary policy in a low-rate environment. Messages coming out of the Jackson Hole Economic Policy Symposium in August suggest that the Fed, along with its counterparts around the world, are thinking hard about how much more they can do to encourage economic growth. Even so, Fed action, or inaction, still matters to markets and all eyes will be on the Fed during its first post-election meeting in December.

Over the coming months, we believe bond yields will remain low, which may assist the markets to continue their upward trend, though with increased volatility. In addition, with absolute valuations somewhat elevated but still attractive compared with relative historic valuations, we believe the current market trends could continue.

Our cautious optimism for the economy and our steady outlook for equity markets derive, in large part, from the favorable trends described above. These steady trends should provide opportunities to investors. RidgeWorth’s bottom-up approach to security selection is well positioned to take advantage of those opportunities. We wish to thank you again for the trust and confidence you have placed in us, and we look forward to another successful year together.

Sincerely,

Ashi Parikh

Chief Executive Officer, Chief Investment Officer

RidgeWorth Investments

INVESTMENT WEIGHTINGS  (As a Percentage of Total Investments)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund
U.S. Treasury Obligations	30.5%
Corporate Bonds	27.4%
U.S. Government Agency Mortgages	26.6%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	5.4%
Money Market Funds	3.9%

Seix Corporate Bond Fund
Corporate Bonds	95.2%
Money Market Funds	4.8%

Seix Floating Rate High Income Fund
Bank Loans	90.1%
Corporate Bonds	2.5%
Common Stocks	0.2%
Preferred Stock	0.0%	*
Asset-Backed Security	0.0%	*
Unlisted Call Option Purchased	0.0%
Money Market Fund	7.2%

*	Less than 0.05% of Net Assets.

Seix Georgia Tax-Exempt Bond Fund
Municipal Bonds	96.2%
Money Market Fund	3.8%

Seix High Grade Municipal Bond Fund
Municipal Bonds	89.4%
Money Market Fund	10.6%

Seix High Income Fund
Corporate Bonds	84.8%
Bank Loans	3.2%
Common Stocks	1.0%
Preferred Stock	0.5%
Convertible Preferred Stock	0.1%
Money Market Funds	10.4%

Seix High Yield Fund
Corporate Bonds	85.5%
Bank Loans	4.0%
Common Stocks	0.2%
Money Market Funds	10.3%

Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	94.4%
Money Market Fund	5.6%

Seix Limited Duration Fund
Collateralized Mortgage Obligations	59.7%
Asset-Backed Securities	24.6%
U.S. Government Agency Mortgages	15.5%
Money Market Fund	0.2%

Seix North Carolina Tax-Exempt Bond Fund
Municipal Bonds	88.7%
Money Market Fund	11.3%

Seix Short-Term Bond Fund
U.S. Treasury Obligations	39.4%
Corporate Bonds	31.6%
Asset-Backed Securities	13.9%
Collateralized Mortgage Obligations	7.0%
U.S. Government Agency Mortgages	6.7%
Municipal Bond	0.9%
Money Market Fund	0.5%

Seix Short-Term Municipal Bond Fund
Municipal Bonds	90.6%
Money Market Fund	9.4%

Seix Total Return Bond Fund
U.S. Treasury Obligations	32.5%
U.S. Government Agency Mortgages	25.3%
Corporate Bonds	25.2%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	5.2%
Foreign Government Bonds	1.9%
Money Market Funds	4.2%

Seix U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligations	49.9%
U.S. Government Agency Mortgages	47.0%
Asset-Backed Security	0.7%
U.S. Treasury Obligation	0.1%
Money Market Fund	2.3%

Seix U.S. Mortgage Fund
U.S. Government Agency Mortgages	85.6%
Collateralized Mortgage Obligations	10.5%
Money Market Fund	3.9%

Seix Ultra-Short Bond Fund
Corporate Bonds	45.7%
Asset-Backed Securities	21.1%
Collateralized Mortgage Obligations	20.8%
U.S. Government Agency Mortgages	7.6%
Municipal Bond	0.3%
U.S. Treasury Obligation	0.1%
Money Market Fund	4.4%

Seix Virginia Intermediate Municipal Bond Fund
Municipal Bonds	94.6%
Money Market Fund	5.4%

Investment Weightings is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 5.5%
Automobiles 0.8%
Ford Credit Auto Owner Trust, Series 2016-1, Cl A, 2.310%, 08/15/27(a)	845,000	864,511
Nissan Auto Lease Trust, Series 2016-B, Cl A2B, 0.780%, 12/17/18(b)	1,040,000	1,039,992

		1,904,503

Credit Card 3.0%
American Express Issuance Trust II, Series 2013-1, Cl A, 0.804%, 02/15/19(b)	380,000	380,754
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	1,205,000	1,241,570
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.974%, 07/15/22(b)	1,331,000	1,323,688
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.230%, 05/15/28(b)	396,000	374,203
Capital One Multi-Asset Execution Trust, Series 2016-A4, Cl A4, 1.330%, 06/15/22	1,255,000	1,253,189
Discover Card Execution Note Trust, Series 2016-A4, Cl A4, 1.390%, 03/15/22	1,975,000	1,975,628
World Financial Network Credit Card Master Trust, Series 2016-B, Cl A, 1.440%, 06/15/22	815,000	815,043

		7,364,075

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	1,147,525	1,173,091
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,136,961	1,169,226
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	685,000	691,440
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	1,205,000	1,221,923

		4,255,680

Total Asset-Backed Securities (Cost $13,386,087)		13,524,258

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 6.3%
Commercial Mortgage Backed Securities 6.3%
Federal National Mortgage Association
Series 2006-M2, Cl A2A, 5.271%, 10/25/32(b)	668,039	737,153

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	605,000	657,214
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	490,000	524,401
Series 2013-K25, Cl B, 3.743%, 11/25/45(a)(b)	740,000	777,214
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	480,000	492,360
Series 2016-K52, Cl B, 4.055%, 01/25/49(a)(b)	745,000	756,729

		3,207,918

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	980,000	1,058,699
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,236,013

		2,294,712

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,103,137

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	380,000	405,563

Madison Avenue Trust
Series 2013-650M, Cl B, 4.169%, 10/12/32(a)(b)	1,815,000	1,925,209

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	1,085,000	1,151,490
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	300,000	316,889

		1,468,379

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 4.079%, 12/13/29(a)(b)	1,125,000	1,194,498

WFRBS Commercial Mortgage Trust
Series 2012-C6, Cl AS, 3.835%, 04/15/45	638,000	688,500
Series 2012-C8, Cl AFL, 1.530%, 08/15/45(a)(b)	1,380,000	1,385,665

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Series 2012-C10, Cl AS, 3.241%, 12/15/45	995,000	1,035,715

		3,109,880

Total Collateralized Mortgage Obligations (Cost $15,105,435)		15,446,449

Corporate Bonds 27.8%
Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,187,000	1,201,027

Airlines 0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	342,000	356,535

Auto Manufacturers 1.1%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	721,000	736,472
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	349,000	354,232
General Motors Co., 5.200%, 04/01/45	835,000	868,550
Volkswagen International Finance, 2.375%, 03/22/17(a)	742,000	744,959

		2,704,213

Banks 5.3%
Bank of America Corp., 1.700%, 08/25/17, MTN	644,000	644,959
Bank of America NA, 1.750%, 06/05/18	498,000	500,879
Citigroup, Inc., 2.350%, 08/02/21	566,000	568,202
Citigroup, Inc., 2.500%, 09/26/18	1,039,000	1,055,488
Fifth Third Bank, 2.250%, 06/14/21	715,000	726,941
Fifth Third Bank, 3.850%, 03/15/26	980,000	1,044,429
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	558,000	608,507
Huntington National Bank (The), 1.300%, 11/20/16	1,072,000	1,072,356
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	591,000	592,285
Lloyds Bank PLC, 2.050%, 01/22/19	600,000	602,521
Morgan Stanley, 3.125%, 07/27/26, MTN	1,522,000	1,531,100

	Shares or Principal Amount($)	Value($)
Banks—continued
Morgan Stanley, 3.950%, 04/23/27	383,000	397,803
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	1,299,000	1,278,207
Toronto-Dominion Bank (The), 3.625%, 09/15/31(b)	191,000	191,527
US Bancorp, 2.350%, 01/29/21, MTN	342,000	351,889
US Bancorp, 3.600%, 09/11/24, MTN	585,000	626,973
US Bank NA, 1.100%, 01/30/17	1,229,000	1,229,194

		13,023,260

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	305,000	314,728
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	188,000	201,912
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	580,000	690,073
Molson Coors Brewing Co., 4.200%, 07/15/46	457,000	476,167
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	1,133,000	1,136,397

		2,819,277

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	235,000	247,709
Celgene Corp., 5.000%, 08/15/45	221,000	248,828

		496,537

Commercial Services 0.5%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	567,000	570,619
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	223,000	239,931
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	211,000	224,813
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	283,000	317,905

		1,353,268

Computers 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	438,000	524,440

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services 1.3%
Air Lease Corp., 4.250%, 09/15/24	1,372,000	1,442,164
American Express Credit Corp., 2.375%, 03/24/17, MTN	360,000	362,164
Lazard Group LLC, 3.750%, 02/13/25	1,016,000	1,022,763
TD Ameritrade Holding Corp., 2.950%, 04/01/22	361,000	376,166

		3,203,257

Electric 0.8%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	220,000	292,213
Duke Energy Corp., 3.750%, 09/01/46	728,000	705,995
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	732,000	785,616
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	303,871

		2,087,695

Electronics 0.1%
Fortive Corp., 4.300%, 06/15/46(a)	183,000	195,849

Forest Products & Paper 0.3%
International Paper Co., 3.000%, 02/15/27	832,000	831,034

Healthcare-Products 0.4%
Becton Dickinson and Co., 4.685%, 12/15/44	189,000	215,551
Medtronic, Inc., 3.500%, 03/15/25	176,000	189,528
Medtronic, Inc., 4.625%, 03/15/45	450,000	528,745

		933,824

Healthcare-Services 0.5%
Aetna, Inc., 4.375%, 06/15/46	801,000	838,765
Howard Hughes Medical Institute, 3.500%, 09/01/23	334,000	365,643

		1,204,408

Insurance 0.8%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	270,000	312,086
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	702,000	704,873
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	556,000	623,558
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	208,000	227,293

		1,867,810

	Shares or Principal Amount($)	Value($)
Media 0.6%
Comcast Corp., 3.400%, 07/15/46	1,073,000	1,043,065
Viacom, Inc., 3.450%, 10/04/26	422,000	421,751

		1,464,816

Mining 2.2%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	775,000	885,545
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	658,000	743,346
Newmont Mining Corp., 4.875%, 03/15/42	949,000	999,952
Newmont Mining Corp., 6.250%, 10/01/39	1,532,000	1,806,982
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	1,012,000	1,088,761

		5,524,586

Miscellaneous Manufacturer 0.7%
General Electric Co., 3.450%, 05/15/24, MTN	731,000	793,144
General Electric Co., 4.125%, 10/09/42	189,000	206,838
General Electric Co., 5.250%, 12/06/17	653,000	684,477

		1,684,459

Oil & Gas 3.2%
Anadarko Petroleum Corp., 3.450%, 07/15/24	651,000	642,148
Apache Corp., 3.250%, 04/15/22	587,000	602,345
BP Capital Markets PLC, 2.112%, 09/16/21(c)	232,000	233,348
Devon Energy Corp., 5.850%, 12/15/25(c)	590,000	663,974
Ensco PLC, 4.500%, 10/01/24	262,000	188,640
Ensco PLC, 5.200%, 03/15/25(c)	337,000	246,465
Ensco PLC, 5.750%, 10/01/44	637,000	389,006
Hess Corp., 4.300%, 04/01/27	922,000	929,179
Marathon Oil Corp., 3.850%, 06/01/25	589,000	559,340
Marathon Petroleum Corp., 3.625%, 09/15/24	96,000	96,719
Marathon Petroleum Corp., 5.000%, 09/15/54	363,000	318,340
Shell International Finance BV, 1.750%, 09/12/21	402,000	399,781
Shell International Finance BV, 3.750%, 09/12/46	625,000	617,019

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Woodside Finance Ltd., 3.650%, 03/05/25(a)	367,000	370,057
Woodside Finance Ltd., 3.700%, 09/15/26(a)	1,055,000	1,060,493
Woodside Finance Ltd., 4.600%, 05/10/21(a)	550,000	587,841

		7,904,695

Oil & Gas Services 0.8%
FMC Technologies, Inc., 3.450%, 10/01/22	127,000	128,681
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	454,000	473,401
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	887,000	965,034
Schlumberger Investment SA, 3.300%, 09/14/21(a)	285,000	301,993

		1,869,109

Pharmaceuticals 0.8%
AbbVie, Inc., 3.600%, 05/14/25	533,000	557,125
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	234,180
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	301,000	302,619
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	930,000	925,590

		2,019,514

Pipelines 0.9%
EnLink Midstream Partners LP, 4.150%, 06/01/25	838,000	802,213
Phillips 66 Partners LP, 3.605%, 02/15/25	90,000	90,516
Phillips 66 Partners LP, 4.680%, 02/15/45	116,000	109,906
Transcanada Trust, 5.875%, 08/15/76(b)	166,000	175,628
Western Gas Partners LP, 4.650%, 07/01/26	688,000	712,009
Williams Partners LP, 4.000%, 09/15/25	403,000	402,927

		2,293,199

Real Estate Investment Trust 1.1%
American Tower Corp., 3.500%, 01/31/23	312,000	325,437
American Tower Corp., 5.000%, 02/15/24	572,000	647,895

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
Boston Properties LP, 3.650%, 02/01/26	375,000	396,618
Digital Realty Trust LP, 3.950%, 07/01/22	627,000	664,557
Digital Realty Trust LP, 4.750%, 10/01/25	425,000	461,152
Simon Property Group LP, 3.300%, 01/15/26	275,000	290,242

		2,785,901

Retail 0.8%
CVS Health Corp., 5.125%, 07/20/45	348,000	425,828
Home Depot, Inc. (The), 2.625%, 06/01/22	345,000	358,255
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,133,000	1,135,431

		1,919,514

Semiconductors 1.2%
Intel Corp., 1.950%, 10/01/16	380,000	380,000
Intel Corp., 4.100%, 05/19/46	388,000	415,277
NVIDIA Corp., 3.200%, 09/16/26	444,000	447,496
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,673,000	1,675,603

		2,918,376

Software 0.8%
Activision Blizzard, Inc., 3.400%, 09/15/26(a)	549,000	551,352
Oracle Corp., 2.650%, 07/15/26	1,329,000	1,329,242

		1,880,594

Telecommunication Services 1.3%
AT&T, Inc., 2.375%, 11/27/18	532,000	542,017
AT&T, Inc., 3.950%, 01/15/25	168,000	178,333
AT&T, Inc., 4.350%, 06/15/45	198,000	195,040
AT&T, Inc., 4.750%, 05/15/46	400,000	418,582
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	573,000	612,874
Cisco Systems, Inc., 2.125%, 03/01/19	460,000	468,998
Verizon Communications, Inc., 4.125%, 08/15/46	676,000	676,187

		3,092,031

Toys/Games/Hobbies 0.2%
Mattel, Inc., 2.350%, 08/15/21	367,000	372,061

Total Corporate Bonds (Cost $65,592,092)		68,531,289

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages 27.1%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	833,130	890,085
Pool #C91768, 3.500%, 07/01/34	1,055,625	1,122,776
Pool #G01779, 5.000%, 04/01/35	133,832	149,707
Pool #G01837, 5.000%, 07/01/35	61,023	68,298
Pool #G01838, 5.000%, 07/01/35	29,291	32,762
Pool #Z40115, 6.000%, 05/01/36	1,212,284	1,405,209
Pool #G03296, 6.000%, 09/01/37	295,056	345,574
Pool #G05326, 5.000%, 02/01/38	129,914	145,139
Pool #G08347, 4.500%, 06/01/39	144,973	158,984
Pool #G08353, 4.500%, 07/01/39	185,461	203,851
Pool #G05606, 4.500%, 07/01/39	1,613,749	1,773,666
Pool #G06079, 6.000%, 07/01/39	58,440	66,682
Pool #A89148, 4.000%, 10/01/39	343,336	369,803
Pool #A89384, 4.000%, 10/01/39	63,601	68,503
Pool #G08372, 4.500%, 11/01/39	548,944	603,414
Pool #Q30058, 3.000%, 01/01/40	308,491	320,861
Pool #A93101, 5.000%, 07/01/40	64,943	72,052
Pool #G06061, 4.000%, 10/01/40	501,431	542,441
Pool #A95085, 4.000%, 11/01/40	333,488	359,166
Pool #V82101, 4.000%, 11/01/40	218,594	235,513
Pool #A95796, 4.000%, 12/01/40	202,205	217,813
Pool #A95822, 4.000%, 12/01/40	556,477	605,521
Pool #G60126, 4.500%, 11/01/41	53,787	58,977
Pool #C04123, 4.000%, 07/01/42	907,569	984,155

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #G60019, 4.500%, 03/01/44	1,763,232	1,937,547
Pool #Q29416, 4.000%, 11/01/44	250,998	271,568
Pool #G60589, 4.000%, 02/01/45	1,795,976	1,926,303
Pool #Q31066, 4.000%, 02/01/45	207,197	225,311
Pool #Q31645, 4.000%, 02/01/45	149,539	161,324
Pool #Q35611, 4.000%, 09/01/45	1,332,019	1,442,285
Pool #Q36238, 4.000%, 09/01/45	236,980	254,571
Pool #Q37163, 3.500%, 11/01/45	707,973	755,617
Pool #Q38473, 4.000%, 01/01/46	853,239	915,156
Pool #Q40240, 4.000%, 03/01/46	316,096	339,128
Pool #Q40123, 3.500%, 04/01/46	660,454	706,163
Pool #Q40124, 3.500%, 04/01/46	847,613	905,041
Pool #Q40723, 4.000%, 05/01/46	799,992	858,364

		21,499,330

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	886,604	948,731
Pool #MA1630, 4.000%, 10/01/33	304,852	330,287
Pool #MA1763, 3.500%, 01/01/34	352,781	375,331
Pool #190370, 6.000%, 06/01/36	266,280	305,786
Pool #890248, 6.000%, 08/01/37	81,532	94,870
Pool #889529, 6.000%, 03/01/38	85,858	99,911
Pool #AE0814, 6.000%, 09/01/39	1,308,501	1,499,797
Pool #AC2817, 4.000%, 10/01/39	86,029	92,421
Pool #AX3605, 3.500%, 01/01/40	332,296	351,010
Pool #932441, 4.000%, 01/01/40	825,071	886,377

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AC9564, 4.500%, 02/01/40	232,264	257,120
Pool #AL7497, 3.500%, 09/01/40	2,802,212	2,967,672
Pool #AE3860, 5.000%, 10/01/40	1,391,083	1,547,962
Pool #AE4414, 4.000%, 11/01/40	496,373	534,441
Pool #AE5143, 4.000%, 11/01/40	72,491	78,422
Pool #AE9284, 4.000%, 11/01/40	114,590	123,104
Pool #MA0639, 4.000%, 02/01/41	232,844	250,811
Pool #AL0215, 4.500%, 04/01/41	800,364	880,166
Pool #AB3274, 4.500%, 07/01/41	412,091	454,359
Pool #AZ0570, 4.000%, 09/01/41	453,166	488,707
Pool #AW8154, 3.500%, 01/01/42	4,005,852	4,264,142
Pool #AB5188, 3.500%, 05/01/42	1,026,141	1,086,778
Pool #AZ0572, 3.000%, 06/01/42	474,381	493,486
Pool #AP7874, 3.500%, 10/01/42	302,441	320,317
Pool #AB8726, 3.500%, 03/01/43	1,194,239	1,264,183
Pool #AT4912, 4.000%, 05/01/43	480,482	521,436
Pool #AS0653, 4.000%, 10/01/43	181,726	197,285
Pool #AV3452, 4.000%, 02/01/44	603,744	648,962
Pool #AL6223, 4.500%, 08/01/44	777,547	853,078
Pool #AL7378, 3.000%, 11/01/44	834,194	871,876
Pool #AY2685, 4.500%, 01/01/45	118,934	131,453
Pool #MA2279, 4.000%, 05/01/45	619,867	665,926
Pool #MA2341, 4.500%, 06/01/45	59,987	65,861
Pool #AZ9213, 4.000%, 10/01/45	1,394,538	1,512,559
Pool #BC2470, 3.500%, 02/01/46	550,101	592,795

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #BC6521, 3.500%, 05/01/46	824,120	871,275
Pool #BC8441, 4.000%, 06/01/46	390,920	420,199
Pool #BD1154, 3.500%, 08/01/46	696,985	737,727
Pool #BD4896, 4.000%, 08/01/46(d)	933,629	1,003,123
Pool #BC5673, 4.000%, 08/01/46	1,026,158	1,105,379
Pool #BC5696, 4.000%, 09/01/46	864,000	930,702

		31,125,827

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	1,503,809	1,681,052
Pool #783653, 5.000%, 08/15/40	147,860	165,351
Pool #MA0321, 5.000%, 08/20/42	86,449	94,759
Pool #666413, 4.000%, 09/15/43	218,068	234,313
Pool #MA2681, 5.000%, 03/20/45	328,298	356,270
Pool #AM4159, 4.000%, 04/15/45	1,830,323	1,967,611
Pool #AM0226, 4.000%, 05/15/45	1,013,737	1,091,056
Pool #AM9875, 4.000%, 06/15/45	422,150	457,609
Pool #AM8631, 4.000%, 07/15/45	652,827	702,770
Pool #AN5745, 4.000%, 07/15/45	843,128	910,880
Pool #AN5764, 4.000%, 07/15/45	343,914	370,195
Pool #AN5766, 4.000%, 07/15/45	345,338	371,272
Pool #AN6811, 4.000%, 07/15/45	188,550	202,888
Pool #AB5970, 4.000%, 10/15/45	360,917	388,001
Pool #AB5975, 4.000%, 11/15/45	823,423	887,185
Pool #AO9362, 4.000%, 12/15/45	2,397,935	2,577,843
Pool #MA3875, 4.000%, 08/20/46	1,110,585	1,193,819

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Core Bond Fund Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AV6530, 4.000%, 08/20/46	446,277	483,706

		14,136,580

Total U.S. Government Agency Mortgages (Cost $65,424,272)		66,761,737

U.S. Treasury Obligations 31.1%
U.S. Treasury Bond 5.1%
2.500%, 05/15/46	12,142,000	12,566,970

U.S. Treasury Notes 26.0%
1.250%, 10/31/18	1,027,000	1,036,307
0.750%, 08/15/19	14,934,000	14,882,074
1.375%, 02/29/20	8,902,000	9,018,491
1.625%, 07/31/20	26,588,000	27,166,502
1.500%, 08/15/26(e)	12,062,000	11,944,673

		64,048,047

Total U.S. Treasury Obligations (Cost $76,809,422)		76,615,017

Money Market Funds 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(f)	8,912,180	8,912,180
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(f)(g)	759,080	759,080

Total Money Market Funds (Cost $9,671,260)		9,671,260

Total Investments (Cost $245,988,568) — 101.7%		250,550,010
Liabilities in Excess of Other Assets — (1.7)%		(4,098,433)

Net Assets — 100.0%		$246,451,577

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.2% of net assets as of September 30, 2016.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $738,650.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(f)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(k)).

Investment Abbreviation

MTN — Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 96.1%
Agriculture 1.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	252,954

Airlines 0.6%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 01/07/30	110,000	114,675

Auto Manufacturers 2.6%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	240,000	245,150
General Motors Co., 5.200%, 04/01/45	267,000	277,728

		522,878

Auto Parts & Equipment 0.8%
Lear Corp., 4.750%, 01/15/23	153,000	158,929

Banks 14.4%
Citigroup, Inc., 2.350%, 08/02/21	209,000	209,813
Fifth Third Bank, 3.850%, 03/15/26	259,000	276,028
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	212,000	231,189
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	213,000	213,463
Morgan Stanley, 2.650%, 01/27/20	238,000	243,203
Morgan Stanley, 3.950%, 04/23/27	204,000	211,885
National Australia Bank Ltd., 1.875%, 07/12/21	434,000	431,580
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	398,000	391,629
Royal Bank of Scotland Group PLC, 8.625%(b)(c)	251,000	245,666
Toronto-Dominion Bank (The), 3.625%, 09/15/31(b)	58,000	58,160
US Bancorp, 2.350%, 01/29/21, MTN	124,000	127,585
US Bancorp, 3.600%, 09/11/24, MTN	223,000	239,000

		2,879,201

Beverages 2.7%
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	351,000	376,974
Molson Coors Brewing Co., 4.200%, 07/15/46	146,000	152,123

		529,097

Biotechnology 0.8%
Celgene Corp., 4.625%, 05/15/44	76,000	80,110
Celgene Corp., 5.000%, 08/15/45	78,000	87,822

		167,932

	Shares or Principal Amount($)	Value($)
Commercial Services 2.9%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	215,000	216,372
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	82,000	87,368
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	281,958

		585,698

Computers 3.6%
Apple, Inc., 1.100%, 08/02/19	550,000	547,840
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	140,000	167,629

		715,469

Diversified Financial Services 4.7%
Air Lease Corp., 4.250%, 09/15/24	395,000	415,200
Lazard Group LLC, 3.750%, 02/13/25	401,000	403,670
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	119,831

		938,701

Electric 5.0%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	104,000	138,137
Duke Energy Corp., 3.750%, 09/01/46	227,000	220,139
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	234,000	251,139
Exelon Generation Co. LLC, 6.200%, 10/01/17	170,000	177,519
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	184,000	205,826

		992,760

Forest Products & Paper 1.6%
International Paper Co., 3.000%, 02/15/27	312,000	311,638

Healthcare-Products 1.6%
Becton Dickinson and Co., 4.685%, 12/15/44	65,000	74,131
Medtronic, Inc., 3.500%, 03/15/25	63,000	67,843
Medtronic, Inc., 4.625%, 03/15/45	145,000	170,373

		312,347

Healthcare-Services 2.3%
Aetna, Inc., 4.375%, 06/15/46	228,000	238,750
Roche Holdings, Inc., 2.250%, 09/30/19(a)	216,000	221,670

		460,420

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Corporate Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Insurance 1.0%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	86,000	99,405
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	92,000	100,534

		199,939

Media 0.7%
Viacom, Inc., 3.450%, 10/04/26	133,000	132,922

Mining 5.4%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	217,000	247,953
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	219,000	247,406
Newmont Mining Corp., 6.250%, 10/01/39	202,000	238,257
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25(d)	322,000	346,424

		1,080,040

Miscellaneous Manufacturer 4.7%
General Electric Co., 3.450%, 05/15/24, MTN	285,000	309,228
General Electric Co., 4.125%, 10/09/42	127,000	138,987
General Electric Co., 5.250%, 12/06/17	471,000	493,704

		941,919

Oil & Gas 13.9%
Anadarko Petroleum Corp., 3.450%, 07/15/24	202,000	199,253
Apache Corp., 3.250%, 04/15/22	200,000	205,228
Devon Energy Corp., 5.850%, 12/15/25	198,000	222,825
Ensco PLC, 4.500%, 10/01/24	161,000	115,920
Ensco PLC, 5.200%, 03/15/25(d)	387,000	283,032
Ensco PLC, 5.750%, 10/01/44	142,000	86,717
Hess Corp., 4.300%, 04/01/27	289,000	291,250
Marathon Oil Corp., 3.850%, 06/01/25(d)	199,000	188,979
Marathon Petroleum Corp., 3.625%, 09/15/24	30,000	30,225
Marathon Petroleum Corp., 5.000%, 09/15/54	240,000	210,473
Shell International Finance BV, 1.750%, 09/12/21	123,000	122,321
Shell International Finance BV, 3.750%, 09/12/46	191,000	188,561
Woodside Finance Ltd., 3.650%, 03/05/25(a)	96,000	96,800

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Woodside Finance Ltd., 3.700%, 09/15/26(a)	230,000	231,198
Woodside Finance Ltd., 4.600%, 05/10/21(a)	277,000	296,058

		2,768,840

Oil & Gas Services 2.8%
FMC Technologies, Inc., 3.450%, 10/01/22	55,000	55,728
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	162,000	168,923
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	313,000	340,536

		565,187

Pharmaceuticals 3.1%
AbbVie, Inc., 3.600%, 05/14/25	211,000	220,550
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	94,000	94,506
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	298,000	296,587

		611,643

Pipelines 4.6%
EnLink Midstream Partners LP, 4.150%, 06/01/25	150,000	143,594
NuStar Logistics LP, 4.800%, 09/01/20	300,000	300,750
Phillips 66 Partners LP, 3.605%, 02/15/25	34,000	34,195
Phillips 66 Partners LP, 4.680%, 02/15/45	29,000	27,477
Transcanada Trust, 5.875%, 08/15/76(b)	52,000	55,016
Western Gas Partners LP, 4.650%, 07/01/26	220,000	227,677
Williams Partners LP, 4.000%, 09/15/25	128,000	127,977

		916,686

Real Estate Investment Trust 4.8%
American Tower Corp., 3.500%, 01/31/23	214,000	223,216
American Tower Corp., 5.000%, 02/15/24	243,000	275,242
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	233,178
Digital Realty Trust LP, 4.750%, 10/01/25	123,000	133,463

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Corporate Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
Simon Property Group LP, 3.300%, 01/15/26	95,000	100,266

		965,365

Retail 1.5%
CVS Health Corp., 5.125%, 07/20/45	125,000	152,955
Home Depot, Inc. (The), 2.625%, 06/01/22	138,000	143,302

		296,257

Semiconductors 1.7%
NVIDIA Corp., 3.200%, 09/16/26	144,000	145,134
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	200,311

		345,445

Software 2.2%
Activision Blizzard, Inc., 3.400%, 09/15/26(a)	194,000	194,831
Microsoft Corp., 1.100%, 08/08/19	251,000	250,200

		445,031

Telecommunication Services 4.1%
AT&T, Inc., 3.950%, 01/15/25	60,000	63,690
AT&T, Inc., 4.350%, 06/15/45	42,000	41,372
AT&T, Inc., 4.750%, 05/15/46	188,000	196,734
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	286,000	305,902
Verizon Communications, Inc., 4.125%, 08/15/46	216,000	216,060

		823,758

Toys/Games/Hobbies 0.7%
Mattel, Inc., 2.350%, 08/15/21	137,000	138,889

Total Corporate Bonds (Cost $18,548,803)		19,174,620

	Shares or Principal Amount($)	Value($)
Money Market Funds 4.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)	295,901	295,901
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(e)(f)	669,285	669,285

Total Money Market Funds (Cost $965,186)		965,186

Total Investments (Cost $19,513,989) — 101.0%		20,139,806
Liabilities in Excess of Other Assets — (1.0)%		(190,745)

Net Assets — 100.0%		$19,949,061

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 18.6% of net assets as of September 30, 2016.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	Perpetual maturity.

(d)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $650,348.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(k)).

Investment Abbreviation

MTN — Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund

	Shares, Contract Amount or Principal Amount($)	Value($)
Asset-Backed Security 0.0%(a)
Other 0.0%(a)
Ares XXII CLO Ltd., Series 2007-22A, Cl D, 5.530%, 08/15/19(b)(c)	620,000	620,162

Total Asset-Backed Security (Cost $565,214)		620,162

Bank Loans 94.0%
Aerospace 3.5%
Air Canada, 2016 Term Loan B, 09/21/23(c)(d)(e)	12,040,000	12,049,030
Air Canada, 2015 Term Loan B, 4.000%, 09/26/19(b)(c)	12,401,896	12,417,398
AM General LLC, Term Loan B, 10.250%, 03/22/18(b)(c)	14,171,143	13,923,148
American Airlines, Inc., 2016 Term Loan B, 3.502%, 04/28/23(b)(c)	2,980,000	2,984,738
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 4.100%, 06/10/18(b)(c)	9,603,316	9,639,329
Computer Sciences Government Services, Inc., Term Loan B, 3.750%, 11/28/22(b)(c)	12,153,851	12,234,918
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.250%, 07/07/22(b)(c)	4,069,436	4,091,045
Engility Corp., Term Loan B1, 4.774%, 08/12/20(b)(c)	12,520,000	12,634,808
Engility Corp., Term Loan B2, 5.750%-7.250%, 08/12/23(b)(c)	21,218,824	21,411,066
TransDigm, Inc., Term Loan D, 3.750%-3.838%, 06/04/21(b)(c)	8,831,712	8,824,382
TransDigm, Inc., 2015 Term Loan E, 3.750%, 05/14/22(b)(c)	19,490,419	19,501,334
TransDigm, Inc., 2016 Delayed Draw Term Loan F, 3.750%, 06/09/23(b)(c)	2,166,413	2,165,741
TransDigm, Inc., 2016 Term Loan F, 3.750%, 06/09/23(b)(c)	2,407,125	2,406,379

	Shares, Contract Amount or Principal Amount($)	Value($)
Aerospace—continued
TransDigm, Inc., 2016 Extended Term Loan F, 3.750%, 06/09/23(b)(c)	20,385,196	20,378,877
WP CPP Holdings LLC, Term Loan B3, 4.500%, 12/28/19(b)(c)	9,058,706	8,866,208
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(b)(c)	1,825,975	1,643,378

		165,171,779

Broadcasting 2.9%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(b)(c)	8,810,805	6,112,496
EIG Investors Corp., 2016 Term Loan, 6.000%, 02/09/23(b)(c)	6,845,503	6,366,317
iHeartCommunications, Inc., USD Extended Term Loan E, 8.024%, 07/30/19(b)(c)(f)	77,742,285	59,386,554
Mission Broadcasting, Inc., 2016 Term Loan B2, 09/26/23(c)(d)(e)	475,364	477,541
Tribune Media Co., Term Loan, 3.750%, 12/27/20(b)(c)	16,999,267	17,110,783
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(b)(c)	34,835,101	34,885,961
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(b)(c)	11,379,231	11,398,803

		135,738,455

Cable/Wireless Video 5.8%
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(b)(c)	18,599,295	18,648,211
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(b)(c)	3,832,211	3,842,405
Charter Communications Operating LLC, 2016 Term Loan H, 3.250%, 08/24/21(b)(c)	8,218,700	8,247,465

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Cable/Wireless Video—continued
Charter Communications Operating LLC, 2016 Term Loan I, 3.500%, 01/24/23(b)(c)	1,373,100	1,381,297
CSC Holdings LLC, 2015 Term Loan B, 5.000%, 10/09/22(b)(c)	17,890,163	17,908,768
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.500%, 01/07/22(b)(c)	13,560,000	13,365,143
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 7.750%, 07/07/23(b)(c)	7,945,000	7,562,687
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(b)(c)	11,314,862	11,371,436
Nexstar Broadcasting, Inc., 2016 Term Loan B, 09/21/23(c)(d)(e)	5,810,000	5,836,610
Quebecor Media, Inc., Term Loan B1, 3.317%, 08/17/20(b)(c)	26,999,832	26,898,582
UPC Financing Partnership, USD Term Loan AN, 4.080%, 08/31/24(b)(c)(d)	22,165,000	22,236,150
Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.649%, 06/30/23(b)(c)(f)	33,273,621	33,406,050
WideOpenWest Finance LLC, 2016 Term Loan B, 4.500%, 08/18/23(b)(c)	33,155,000	32,996,187
Ziggo Financing Partnership, USD Term Loan B1, 3.652%, 01/15/22(b)(c)(f)	38,779,625	38,738,131
Ziggo Financing Partnership, USD Term Loan B2A, 3.652%, 01/15/22(b)(c)	22,982,172	22,957,581
Ziggo Financing Partnership, USD Term Loan B3, 3.701%, 01/15/22(b)(c)(f)	7,141,198	7,133,557

		272,530,260

	Shares, Contract Amount or Principal Amount($)	Value($)
Chemicals 5.1%
Albaugh LLC, Term Loan B, 6.000%, 05/31/21(b)(c)	4,167,595	4,159,802
Amplify Snack Brands, Inc., Term Loan, 6.500%, 08/24/23(b)(c)	7,400,000	7,326,000
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(b)(c)	9,625,537	9,690,028
Chemours Co. (The), Term Loan B, 3.750%, 05/12/22(b)(c)	12,305,880	12,175,191
Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 08/01/21(b)(c)	817,874	822,479
Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 08/01/22(b)(c)(d)	5,174,200	5,161,264
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(b)(c)	16,094,616	16,215,326
Huntsman International LLC, 2016 Term Loan B, 4.250%, 04/01/23(b)(c)	9,010,573	9,061,302
INEOS Styrolution Group GmbH, 2016 USD Term Loan B, 09/14/21(c)(d)(e)	10,800,000	10,901,304
Ineos U.S. Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(b)(c)	5,448,054	5,459,386
Ineos U.S. Finance LLC, US 2020 Term Loan, 3.750%, 12/15/20(b)(c)(f)	62,595,672	62,705,214
Ineos U.S. Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(b)(c)	4,956,692	4,974,586
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(b)(c)	16,325,000	16,447,437
MacDermid, Inc., USD 1st Lien Term Loan, 5.500%, 06/07/20(b)(c)	12,816,742	12,832,763
MacDermid, Inc., USD Term Loan B3, 5.500%, 06/07/20(b)(c)	8,747,273	8,780,076

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Chemicals—continued
Minerals Technologies, Inc., 2015 Term Loan B1, 3.750%, 05/09/21(b)(c)	8,779,510	8,823,407
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(b)(c)(d)	10,643,083	10,722,906
Olin Corp., Term Loan, 2.268%, 06/23/20(b)(c)	23,178,974	23,150,001
PQ Corp., USD Term Loan, 5.750%, 11/04/22(b)(c)	1,670,813	1,682,308
Univar Inc., 2015 Term Loan, 4.250%, 07/01/22(b)(c)	4,396,772	4,402,268

		235,493,048

Consumer Durables 0.1%
GP Investments Acquisition Corp., Term Loan, 06/06/23(c)(d)(e)	2,500,000	2,431,250

Consumer Non-Durables 0.8%
Coty, Inc., USD Term Loan B, 3.750%, 10/27/22(b)(c)	787,708	795,585
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(b)(c)	8,804,692	8,749,662
Galleria Co., USD Term Loan B, 3.750%, 01/26/23(b)(c)	8,128,333	8,151,174
NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23(b)(c)	4,179,525	4,195,742
Party City Holdings, Inc., 2015 Term Loan B, 4.250%-4.490%, 08/19/22(b)(c)	4,108,669	4,120,420
Varsity Brands, Inc., 1st Lien Term Loan, 5.000%, 12/11/21(b)(c)	8,825,176	8,856,417

		34,869,000

Diversified Media 7.5%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(b)(c)	5,326,031	5,163,587
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(b)(g)	5,077,750	4,950,806
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(b)(c)	10,426,880	9,222,575

	Shares, Contract Amount or Principal Amount($)	Value($)
Diversified Media—continued
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.250%, 06/07/23(b)(c)	4,882,763	4,876,659
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(b)(c)	14,936,653	14,712,603
Donnelley Financial Solutions, Inc., Term Loan B, 09/23/23(c)(d)(e)	4,565,000	4,576,413
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(b)(c)	5,611,898	5,624,188
Harland Clarke Holdings Corp., Term Loan B4, 6.993%, 08/04/19(b)(c)	37,375,827	36,659,333
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(b)(c)(d)(f)	58,060,950	57,286,998
Harland Clarke Holdings Corp., Term Loan B5, 7.000%, 12/31/19(b)(c)(d)	25,636,596	25,117,455
Learfield Communications, Inc., New 1st Lien Term Loan, 4.250%, 10/09/20(b)(c)	4,053,304	4,051,601
Lions Gate Entertainment Corp., Bridge Unsecured Funded, 06/27/17(c)(d)(e)	12,151,119	12,151,119
Lions Gate Entertainment Corp., Bridge Unsecured Term Loan, 06/27/17(c)(d)(e)	42,123,881	42,123,881
Lions Gate Entertainment Corp., 2015 2nd Lien Term Loan, 5.000%, 03/17/22(b)(c)	12,820,000	13,044,350
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.590%, 08/16/20(b)(c)	7,884,786	7,902,054
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.000%, 05/04/22(b)(c)	9,181,988	9,230,193
Merrill Communications LLC, 2015 Term Loan, 6.250%, 06/01/22(b)(c)	8,665,975	8,059,357

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Diversified Media—continued
Nielsen Finance LLC, USD Term Loan B3, 09/23/23(c)(d)(e)	9,875,000	9,916,672
Quad/Graphics, Inc., 2014 Term Loan, 4.250%, 04/28/21(b)(c)	2,054,745	2,047,040
Quincy Newspapers, Inc., Term Loan B, 5.500%-7.000%, 10/13/22(b)(c)	5,967,494	5,989,872
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(b)(c)	9,334,315	9,334,315
UFC Holdings LLC, 1st Lien Term Loan, 5.000%, 08/18/23(b)(c)	5,015,000	5,055,772
UFC Holdings LLC, 2nd Lien Term Loan, 8.500%, 08/18/24(b)(c)	2,085,000	2,111,063
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 05/06/21(b)(c)(f)	39,401,890	39,510,245
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 05/06/22(b)(c)	11,405,000	11,383,673

		350,101,824

Energy 4.7%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(b)(c)	17,698,821	17,610,327
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(b)(c)	6,195,847	5,111,574
Chesapeake Energy Corp., Term Loan, 8.500%, 08/23/21(b)(c)	11,830,000	12,410,380
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.753%, 05/16/21(b)(c)	3,210,000	2,985,300
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(b)(c)(f)	36,181,728	36,577,556
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(b)(c)	17,717,263	17,340,771

	Shares, Contract Amount or Principal Amount($)	Value($)
Energy—continued
Energy Transfer Equity, L.P., New Term Loan, 3.292%, 12/02/19(b)(c)(d)	63,572,288	63,016,030
EP Energy LLC, 2016 Term Loan, 9.750%, 06/30/21(b)(c)	690,426	677,480
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(b)(g)	15,936,000	6,262,848
HGIM Corp., Term Loan A, 5.250%, 06/18/18(b)(c)(d)	4,159,514	3,192,427
HGIM Corp., Term Loan B, 5.500%, 06/18/20(b)(c)	6,937,322	4,335,827
KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 05/15/20(b)(c)	6,128,434	5,127,477
MEG Energy Corp., Refi Term Loan, 03/31/20(c)(d)(e)	3,165,164	2,946,230
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(b)(c)	1,295,987	777,592
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(b)(c)	14,640,562	12,590,883
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(b)(c)	3,252,589	2,537,019
Sheridan Investment Partners II L.P., Term Loan B, 4.340%-6.000%, 12/16/20(b)(g)	3,267,624	2,172,970
Sheridan Investment Partners II L.P., Term Loan A, 4.340%-6.000%, 12/16/20(b)(g)	454,550	302,276
Sheridan Investment Partners II L.P., Term Loan M, 4.340%-7.000%, 12/16/20(b)(g)	169,522	112,732
Stonewall Gas Gathering LLC, Term Loan B, 8.750%, 01/28/22(b)(c)	5,731,723	5,832,028
Western Refining, Inc., Term Loan B, 5.250%, 11/12/20(b)(c)	9,961,103	9,930,025

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Energy—continued
Western Refining, Inc., Term Loan B2, 5.500%, 06/23/23(b)(c)	8,972,513	8,950,081

		220,799,833

Financial 1.1%
Aretec Group, Inc., 2nd Lien Term Loan, 2.000%-4.500%, 05/23/21(b)(c)	11,232,127	8,704,899
Aretec Group, Inc., Exit Term Loan, 8.000%, 05/25/23(b)(c)	1,581,038	1,581,038
Grosvenor Capital Management Holdings LLP, 2016 Term Loan B, 4.000%, 08/16/23(b)(c)	6,387,501	6,334,293
Istar Financial, Inc., 2016 Term Loan B, 5.500%, 07/01/20(b)(c)	17,894,129	18,061,976
Russell Investment Group, Term Loan B, 06/01/23(c)(d)(e)	2,044,875	2,026,982
Victory Capital Management, Inc., Term Loan B, 8.500%, 10/31/21(b)(c)	6,218,322	6,109,501
Walter Investment Management Corp., 2013 Term Loan, 4.750%, 12/19/20(b)(c)	11,146,861	10,179,425

		52,998,114

Food and Drug 0.6%
Albertsons LLC, 2016 Term Loan B4, 4.500%, 08/25/21(b)(c)	8,040,498	8,098,953
Albertsons LLC, 2016 Term Loan B5, 4.750%, 12/21/22(b)(c)	1,293,508	1,305,641
Albertsons LLC, 2016 Term Loan B6, 4.750%, 06/22/23(b)(c)	18,479,267	18,655,744

		28,060,338

Food/Tobacco 1.2%
1011778 B.C. Unlimited Liability Company, Term Loan B2, 3.750%, 12/10/21(b)(c)	26,182,119	26,353,873

	Shares, Contract Amount or Principal Amount($)	Value($)
Food/Tobacco—continued
ASP MSG Acquisition Co., Inc., Term Loan B, 6.000%, 08/16/23(b)(c)	8,350,000	8,376,135
Chobani LLC, 1st Lien Term Loan, 09/30/23(c)(d)(e)	1,250,000	1,250,000
JBS USA LLC, Incremental Term Loan, 3.750%, 09/18/20(b)(c)	4,875,369	4,875,369
JBS USA LLC, 2015 Term Loan B, 4.000%, 10/30/22(b)(c)	6,545,538	6,537,356
Landry’s, Inc., 2016 Term Loan B, 09/13/23(c)(d)(e)	3,315,000	3,330,183
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(b)(c)	4,891,812	4,910,156

		55,633,072

Forest Prod/Containers 1.4%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(b)(c)	6,804,327	6,831,952
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/08/20(b)(c)(f)	17,258,871	17,269,744
Berry Plastics Holding Corp., Term Loan H, 3.750%, 10/01/22(b)(c)	3,684,102	3,694,344
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(b)(c)	9,155,289	9,242,996
Mauser U.S. Corporate LLC, USD 1st Lien Term Loan, 4.500%, 07/31/21(b)(c)	2,992,366	2,984,885
Mauser U.S. Corporate LLC, USD 2nd Lien Term Loan, 8.750%, 07/31/22(b)(c)	3,610,000	3,551,338
Owens-Illinois Inc., Term Loan B, 3.500%, 09/01/22(b)(c)	3,490,813	3,512,630
Reynolds Group Holdings, Inc., 2016 USD Term Loan, 02/05/23(c)(d)(e)	5,950,000	5,966,720
SIG Combibloc U.S. Acquisition Inc., USD Term Loan, 03/13/22(c)(d)(e)	2,373,640	2,375,942
Signode Industrial Group U.S., Inc., USD Term Loan B, 3.750%, 05/01/21(b)(c)	11,672,046	11,635,629

		67,066,180

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Gaming/Leisure 8.6%
Amaya Holdings B.V., USD 1st Lien Term Loan, 5.000%, 08/01/21(b)(c)	15,157,216	15,138,270
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(b)(c)	9,642,750	9,582,483
Boyd Gaming Corp., Term Loan B, 3.445%, 08/14/20(b)(c)	2,065,656	2,076,624
Boyd Gaming Corp., Term Loan B2, 3.845%, 09/15/23(b)(c)	4,365,000	4,395,555
Caesars Entertainment Operating Co., Extended Term Loan B6, 03/01/17(c)(e)	48,412,244	52,890,376
Caesars Entertainment Operating Co., Term Loan B7 (Non RSA), 03/01/17(c)(e)	502,112	499,647
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(b)(c)	45,707,720	45,565,112
Diamond Resorts Corp., 2016 Term Loan B, 7.000%, 08/11/23(b)(c)	26,855,000	26,704,075
ESH Hospitality, Inc., 2016 Term Loan B, 3.750%, 08/30/23(b)(c)	14,690,000	14,787,101
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 5.250%, 06/27/20(b)(c)	14,931,698	15,006,357
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 7.750%, 12/27/20(b)(c)	9,646,600	9,658,658
Global Cash Access LLC, New Term Loan B, 6.250%, 12/18/20(b)(c)	8,300,709	7,958,305
GLP Financing LLC, Incremental Term Loan A, 2.273%, 04/29/21(b)(c)(d)	31,038,760	29,603,217
Hilton Worldwide Finance LLC, Term Loan B2, 3.025%-3.215%, 10/25/23(b)(c)	79,257,134	79,719,203
Hilton Worldwide Finance LLC, Term Loan B1, 3.500%, 10/26/20(b)(c)(f)	7,753,022	7,791,787

	Shares, Contract Amount or Principal Amount($)	Value($)
Gaming/Leisure—continued
La Quinta Intermediate Holdings LLC, Term Loan B, 3.750%, 04/14/21(b)(c)	15,030,430	15,002,323
LTF Merger Sub, Inc., Term Loan B, 4.250%, 06/10/22(b)(c)	1,455,618	1,455,880
MGM Growth Prop. Operating Partnership LP, 2016 Term Loan B, 4.000%, 04/25/23(b)(c)	13,076,095	13,186,458
MGM Resorts International, 2016 Term Loan A, 3.274%, 04/25/21(b)(c)	8,213,333	8,162,000
Mohegan Tribal Gaming Authority, 2016 Term Loan B, 09/28/23(c)(d)(e)	9,230,000	9,172,312
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 06/15/18(b)(c)	10,545,337	10,534,791
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(b)(c)	6,028,550	6,021,014
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(b)(c)	10,471,094	10,500,518
Station Casinos LLC, 2016 Term Loan B, 3.750%, 06/08/23(b)(c)	2,473,800	2,489,261
Wynn America LLC, Delayed Draw Term Loan, 2.280%, 11/19/20(b)(c)	4,235,000	4,129,125

		402,030,452

Healthcare 8.1%
Albany Molecular Research, Inc., Term Loan B, 5.750%, 07/16/21(b)(c)	5,007,355	5,019,874
Alere, Inc., 2015 Term Loan A, 3.520%-5.75%, 06/18/20(b)(c)	6,255,501	6,174,680
Alere, Inc., 2015 Term Loan B, 4.250%, 06/18/22(b)(c)	2,044,823	2,027,504
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.500%, 08/04/21(b)(c)	4,341,150	4,297,738

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Healthcare—continued
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(b)(c)	1,243,592	1,007,310
Community Health Systems, Inc., New Term Loan A, 3.024%-3.333%, 01/22/19(b)(c)	7,750,000	7,672,500
Community Health Systems, Inc., Term Loan H, 3.445%-4.000%, 01/27/21(b)(c)	13,775,217	13,513,488
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(b)(c)(d)	31,475,566	30,868,402
Community Health Systems, Inc., Term Loan F, 4.083%, 12/31/18(b)(c)	25,631,930	25,478,138
Concordia International Corp., 2015 Term Loan, 5.250%, 10/21/21(b)(c)(d)	8,365,442	7,454,529
Convatec, Inc., USD Term Loan, 4.250%, 06/15/20(b)(c)	7,381,257	7,412,037
Emdeon Business Services LLC, Term Loan B2, 3.750%, 11/02/18(b)(c)	6,051,611	6,059,176
Endo Luxembourg Finance Co. I S.A.R.L., 2015 Term Loan B, 3.750%, 09/26/22(b)(c)	18,611,694	18,559,954
Explorer Holdings, Inc., 2016 Term Loan B, 6.000%, 05/02/23(b)(c)	4,174,538	4,201,922
Greatbatch Ltd., Term Loan B, 5.250%, 10/27/22(b)(c)(d)	12,505,382	12,325,680
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.448%, 02/27/21(b)(c)	16,205,760	16,343,509
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(b)(c)	5,592,358	5,587,101
HCA, Inc., Term Loan B7, 3.588%, 02/15/24(b)(c)	26,572,222	26,804,729

	Shares, Contract Amount or Principal Amount($)	Value($)
Healthcare—continued
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(b)(c)	11,300,648	11,165,040
IMS Health Incorporated, New USD Term Loan, 3.500%, 03/17/21(b)(c)	5,896,693	5,909,312
Indivior Finance S.A.R.L., USD Term Loan B, 7.000%, 12/19/19(b)(c)	15,380,038	15,341,588
inVentiv Health, Inc., 2016 Term Loan B, 09/28/23(c)(d)(e)	4,115,000	4,123,559
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(b)(c)	11,200,000	11,211,648
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(b)(c)	6,181,370	6,173,644
Kinetic Concepts, Inc., USD Term Loan F1, 5.000%, 11/04/20(b)(c)	4,774,643	4,809,259
Lannett Co., Inc., Term Loan A, 5.750%, 11/25/20(b)(c)(d)	16,537,107	16,165,022
Lannett Co., Inc., Term Loan B, 6.375%, 11/25/22(b)(c)	1,944,875	1,920,564
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.000%, 06/07/23(b)(c)	16,006,801	16,199,363
Prospect Medical Holdings, Inc., Term Loan, 7.000%, 06/30/22(b)(c)	2,428,913	2,407,660
Quorum Health Corp., Term Loan B, 6.750%, 04/29/22(b)(c)	12,925,050	12,518,816
RPI Finance Trust, Term Loan B4, 3.588%, 11/09/20(b)(c)	12,989,087	13,030,782
Valeant Pharmaceuticals International, Inc., Series A4 Tranche A, 04/01/20(c)(d)(e)	3,666,176	3,647,076
Valeant Pharmaceuticals International, Inc., Series A3 Tranche A, 4.280%, 10/20/18(b)(c)(d)	24,288,629	24,270,413

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Healthcare—continued
Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 5.000%, 02/13/19(b)(c)	3,833,408	3,835,210
Valeant Pharmaceuticals International, Inc., Series C2 Term Loan B, 5.250%, 12/11/19(b)(c)	2,687,887	2,689,338
Valeant Pharmaceuticals International, Inc., Series E Term Loan B, 5.250%, 08/05/20(b)(c)	22,034,610	22,068,984

		378,295,549

Housing 2.6%
American Builders & Contractors Supply Co., Term Loan B, 09/23/23(c)(d)(e)	12,865,000	12,900,379
Beazer Homes USA, Inc., Term Loan, 6.750%, 03/11/18(b)(c)	1,785,536	1,767,680
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(b)(c)(f)	25,034,622	25,214,621
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(b)(c)	19,425,000	19,526,981
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.250%, 11/04/21(b)(c)(f)	43,078,769	43,092,123
DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/22(b)(c)	2,530,000	2,542,650
HD Supply, Inc., Incremental Term Loan B, 09/14/23(c)(d)(e)	1,665,000	1,667,081
IMC OP, LP, 2nd Lien Term Loan, 8.750%, 08/15/21(b)(c)	1,000,000	1,005,000
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(b)(c)	4,715,492	4,744,963
Realogy Corp., 2016 Term Loan B, 3.750%, 07/20/22(b)(c)	8,443,838	8,538,831

		121,000,309

	Shares, Contract Amount or Principal Amount($)	Value($)
Information Technology 9.3%
Abacus Innovations Corp., Term Loan B, 3.274%, 08/16/23(b)(c)	6,345,000	6,376,725
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(b)(c)	4,408,349	4,375,286
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(b)(c)	3,067,335	2,766,368
Arris Group, Inc., 2015 Term Loan A, 2.274%, 06/18/20(b)(c)	3,341,346	3,174,279
Arris Group, Inc., 2015 Term Loan B, 3.500%, 04/17/20(b)(c)	11,595,008	11,562,426
Avago Technologies Cayman Ltd., USD Term Loan B3, 3.524%, 02/01/23(b)(c)	59,546,289	60,224,521
Avast Software B.V., USD Term Loan B, 07/19/22(c)(d)(e)	4,940,000	4,961,637
Avaya, Inc., Term Loan B7, 6.250%, 05/29/20(b)(c)	58,631,466	43,192,042
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(b)(c)	9,557,913	7,228,171
Blackboard, Inc., Term Loan B4, 06/30/21(c)(d)(e)	10,936,263	10,854,241
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(b)(c)	10,146,493	10,108,444
Camelot UK Holdco Ltd., Term Loan B, 09/07/23(c)(d)(e)	9,960,000	9,967,470
Cavium, Inc., Term Loan B, 3.750%, 08/16/22(b)(c)	6,610,000	6,676,100
Cinedigm Digital Funding I LLC, Term Loan, 3.750%, 02/28/18(b)(c)	226,361	225,229
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/09/20(b)(c)	6,566,522	4,651,264
Cypress Semiconductor Corp., 2016 Term Loan B, 6.500%, 07/05/21(b)(c)	6,605,000	6,679,306
Dell Software Group, Term Loan B, 09/23/22(c)(d)(e)	2,485,000	2,463,256
Dell, Inc., Term Loan A3, 12/31/18(c)(d)(e)	20,760,000	20,660,560

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Information Technology—continued
Dell, Inc., Term Loan A2, 09/07/21(c)(d)(e)	25,980,000	25,448,189
Dell, Inc., 2016 Term Loan B, 4.000%, 09/07/23(b)(c)	42,395,000	42,633,684
Epicor Software Corp., 2016 Term Loan, 5.000%, 06/01/22(b)(c)	6,910,000	6,832,263
Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 03/30/22(b)(c)	3,744,267	3,777,030
Inovalon Holdings, Inc., Term Loan, 09/19/19(c)(d)(e)	16,377,534	15,804,321
Internap Corp., Term Loan, 7.000%, 11/26/19(b)(c)	9,543,191	9,018,315
iParadigms Holdings LLC, 1st Lien Term Loan, 5.000%, 07/31/21(b)(c)	3,180,100	3,107,212
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(b)(c)	5,195,875	4,858,143
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.500%, 05/07/21(b)(c)	1,810,370	1,825,088
NXP B.V., Term Loan F, 3.405%, 12/07/20(b)(c)	1,952,508	1,959,342
ON Semiconductor Corp., Term Loan B, 5.250%, 03/31/23(b)(c)(d)	4,435,000	4,372,728
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(b)(c)	13,522,898	13,498,692
Semiconductor Components Industries LLC, Term Loan A, 2.396%, 01/02/18(b)(c)	22,301,044	22,217,415
Sirius Computer Solutions, Inc., 1st Lien Term Loan, 6.000%, 10/30/22(b)(c)	4,612,584	4,639,476
SolarWinds, Inc., 2016 USD Term Loan, 5.500%, 02/03/23(b)(c)	2,992,500	3,019,433
Solera LLC, USD Term Loan B, 5.750%, 03/03/23(b)(c)	7,251,779	7,322,774
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(b)(c)	6,646,545	6,650,733

	Shares, Contract Amount or Principal Amount($)	Value($)
Information Technology—continued
SS&C Technologies, Inc., 2015 Term Loan B1, 4.000%-4.002%, 07/08/22(b)(c)	3,322,453	3,345,311
SS&C Technologies, Inc., 2015 Term Loan B2, 4.000%-4.002%, 07/08/22(b)(c)	412,882	415,723
TTM Technologies, Inc., 1st Lien Term Loan, 5.250%, 05/31/21(b)(c)	10,642,752	10,695,966
Versum Materials, Inc., Term Loan, 09/20/23(c)(d)(e)	1,660,000	1,666,922
Vertafore, Inc., 2016 1st Lien Term Loan, 4.750%, 06/30/23(b)(c)	13,825,000	13,866,060
Western Digital Corp., USD 2016 Term Loan B1, 4.500%, 04/29/23(b)(c)	10,094,700	10,189,388

		433,311,533

Manufacturing 1.5%
Diebold, Inc., USD Term Loan, 5.250%, 11/06/23(b)(c)	6,975,000	7,038,961
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(b)(c)	7,487,293	7,506,012
Gates Global, Inc., Term Loan B, 4.250%, 07/06/21(b)(c)(d)	7,146,502	7,032,801
Keurig Green Mountain, Inc., USD Term Loan A, 2.313%, 03/03/21(b)(c)(d)	18,098,438	17,781,715
Keurig Green Mountain, Inc., USD Term Loan B, 5.250%, 03/03/23(b)(c)	12,842,480	12,989,655
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(b)(c)	1,545,000	1,375,050
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(b)(c)	6,581,928	5,825,006
Vertiv Co., Term Loan B, 09/29/23(c)(d)(e)	8,255,000	8,069,262

		67,618,462

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Metals/Minerals 3.1%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(b)(c)	11,766,194	11,785,843
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(b)(c)	8,045,000	8,048,379
Atlas Iron Ltd., Capex Term Loan B, 3.000%-8.580%, 05/06/21(b)(g)	4,434,864	1,995,689
Fairmont Minerals Ltd., Term Loan B1, 4.375%, 03/15/17(b)(c)	567,641	546,355
Fairmount Santrol, Inc., 2016 Extended Term Loan B1, 4.500%, 07/15/18(b)(c)(d)	7,500,819	7,088,274
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(b)(c)	71,247,655	71,150,046
Freeport McMoran Copper & Gold, Inc., Term Loan A, 3.280%, 05/31/18(b)(c)	17,648,756	17,560,512
Freeport McMoran Copper & Gold, Inc., Extended Term Loan A, 3.280%, 02/28/20(b)(c)	392,766	379,019
Global Brass & Copper, Inc., 2016 Term Loan B, 5.250%, 07/18/23(b)(c)	3,745,000	3,773,088
Novelis, Inc., 2015 Term Loan B, 4.000%-4.088%, 06/02/22(b)(c)	14,949,741	15,015,221
Zekelman Industries, Inc., Term Loan B, 6.000%, 06/14/21(b)(c)	5,840,363	5,887,845

		143,230,271

Retail 6.3%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.250%, 08/21/22(b)(c)	9,319,375	8,976,328
Belk, Inc., Term Loan, 5.750%, 12/12/22(b)(c)	7,345,623	6,645,144
CWGS Group LLC, Term Loan, 5.750%, 02/20/20(b)(c)(d)	16,301,483	16,311,753
Dollar Tree, Inc., Term Loan B3, 3.063%, 07/06/22(b)(c)	7,094,266	7,138,605

	Shares, Contract Amount or Principal Amount($)	Value($)
Retail—continued
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(b)(c)(d)	36,825,259	37,193,511
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.000%, 08/19/23(b)(c)	12,960,000	13,022,726
Hudson’s Bay Co., 2015 Term Loan B, 4.750%, 09/30/22(b)(c)	15,919,355	15,949,283
J. Crew Group, Inc., Term Loan B, 4.000%, 03/05/21(b)(c)	24,774,265	19,608,831
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.250%, 06/23/23(b)(c)(f)	39,670,500	39,797,842
Kate Spade & Co., Term Loan B, 4.000%, 04/10/21(b)(c)	6,507,200	6,504,467
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.250%, 08/16/23(b)(c)(d)	3,800,000	3,822,154
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(b)(c)(d)	5,408,045	5,350,612
Men’s Wearhouse, Inc. (The), 2015 Term Loan, 5.000%, 06/18/21(b)(c)	8,058,050	7,856,599
Michaels Stores, Inc., 2016 Term Loan B1, 3.750%, 01/27/23(b)(c)(d)	1,435,000	1,440,381
PetSmart, Inc., Term Loan B1, 4.250%, 03/11/22(b)(c)	7,434,623	7,443,173
Sears Holding Corp., Incremental Term Loan, 8.500%, 07/20/20(b)(c)	7,290,000	7,299,113
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(b)(c)	35,184,241	34,421,798
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(b)(c)(d)	33,064,710	31,122,158
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(b)(c)	1,113,066	1,042,943
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(b)(c)	3,404,464	3,344,886

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Retail—continued
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(b)(c)	2,745,536	2,697,489
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(b)(c)	19,893,319	17,220,254

		294,210,050

Service 8.7%
Aspen Merger Sub, Inc., 1st Lien Term Loan, 09/21/23(c)(d)(e)	3,735,000	3,756,775
Aspen Merger Sub, Inc., 2nd Lien Term Loan, 09/21/24(c)(d)(e)	1,000,000	990,000
Asurion LLC, New Term Loan B2, 4.338%, 07/08/20(b)(c)(f)	37,542,375	37,542,375
Asurion LLC, Term Loan B4, 5.000%, 08/04/22(b)(c)(f)	44,931,906	45,145,333
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(b)(c)	43,036,489	42,749,436
Avantor Performance Materials Holdings, Inc., 2016 1st Lien Term Loan, 06/21/22(c)(d)(e)	1,326,018	1,327,676
Evertec Group LLC, New Term Loan A, 2.768%, 04/17/18(b)(c)	14,320,971	14,130,072
First Data Corp., 2022 Term Loan, 4.275%, 07/08/22(b)(c)(f)	47,820,547	48,071,605
First Data Corp., Extended 2021 Term Loan, 4.525%, 03/24/21(b)(c)(f)	43,565,463	43,867,807
GFL Environmental Inc., USD Term Loan B, 09/23/23(c)(d)(e)	4,150,000	4,141,368
IQOR U.S., Inc., Term Loan B, 6.000%, 04/01/21(b)(g)	28,722,867	24,701,665
Laureate Education, Inc., 2016 Term Loan, 8.157%, 03/17/21(b)(c)	9,748,382	9,687,455
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.000%, 08/31/21(b)(c)	16,225,000	16,083,031

	Shares, Contract Amount or Principal Amount($)	Value($)
Service—continued
LS Newco Pty Ltd., 2016 Term Loan B, 5.000%, 05/21/22(b)(c)	2,040,000	2,055,300
Monitronics International Inc., Term Loan B2, 09/22/22(c)(d)(e)	1,250,000	1,244,538
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 4.750%, 05/02/22(b)(c)	6,568,538	6,628,049
Redtop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(b)(c)	5,226,000	5,147,610
RP Crown Parent LLC, 2016 Term Loan B, 09/22/23(c)(d)(e)	2,905,000	2,905,726
Safway Group Holding LLC, Term Loan B, 5.750%, 08/19/23(b)(c)	5,845,000	5,879,076
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(b)(c)	24,570,514	24,365,842
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(b)(c)	9,490,000	9,371,375
Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.750%, 02/28/22(b)(c)	1,275,000	1,259,063
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(b)(c)	3,476,869	3,458,615
St. Georges University, 2016 Term Loan B, 6.250%, 06/02/22(b)(c)	2,065,000	2,071,463
TransUnion LLC, Term Loan B2, 3.588%, 04/09/21(b)(c)	6,511,649	6,527,928
Travelport Finance (Luxembourg) S.A.R.L., 2016 Term Loan B, 5.000%, 09/02/21(b)(c)	21,933,136	22,023,281
U.S. Foods, Inc., 2016 Term Loan B, 4.000%, 06/27/23(b)(c)	12,164,513	12,253,192

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Service—continued
Weight Watchers International, Inc., Term Loan B2, 4.000%, 04/02/20(b)(c)	8,242,546	6,225,677

		403,611,333

Telecommunications 4.6%
Alorica Inc., Term Loan B, 5.500%, 06/30/22(b)(c)	1,665,825	1,682,483
Altice U.S. Finance I Corp., USD Extended Term Loan, 4.250%, 12/14/22(b)(c)	23,510,952	23,657,895
Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22(b)(c)	7,974,773	8,010,659
Consolidated Communications, Inc., 2016 Term Loan B, 09/30/23(c)(d)(e)	2,450,000	2,463,794
Coral-U.S. Co-Borrower LLC, Term Loan B1, 5.588%, 12/30/22(b)(c)	3,718,000	3,746,480
Coral-U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/22(b)(c)	3,042,000	3,065,302
Frontier Communications Corp., Unsecured Term Loan, 5.875%, 10/14/16(b)(c)	486,274	484,854
Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 05/31/22(b)(c)	1,000,000	1,005,000
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(b)(c)(f)	83,850,000	84,206,363
Ligado Networks LLC, 2015 2nd Lien Term Loan, 13.500%, 12/07/20(b)(c)	9,689,659	6,249,830
LTS Buyer LLC, 1st Lien Term Loan, 4.088%, 04/13/20(b)(c)	9,449,616	9,446,686
Numericable Group SA, USD Term Loan B5, 4.564%, 07/31/22(b)(c)(d)	9,854,025	9,918,667
Numericable U.S. LLC, USD Term Loan B6, 4.752%, 02/10/23(b)(c)	3,770,000	3,794,731

	Shares, Contract Amount or Principal Amount($)	Value($)
Telecommunications—continued
Numericable U.S. LLC, USD Term Loan B7, 5.002%, 01/15/24(b)(c)	26,752,950	26,993,727
West Corp., 2016 Term Loan B14, 3.500%, 06/17/21(b)(c)	1,685,775	1,690,512
West Corp., 2016 Term Loan B12, 3.750%, 06/17/23(b)(c)	3,346,613	3,359,162
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(b)(c)(f)	26,661,422	26,772,600

		216,548,745

Transportation 1.8%
Allison Transmission, Inc., 2016 Term Loan B, 09/08/22(c)(d)(e)	3,597,773	3,621,015
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.750%, 11/12/20(b)(c)	8,511,750	8,235,118
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(b)(c)	6,925,588	6,951,558
Federal-Mogul Holdings Corp., New Term Loan B, 4.000%, 04/15/18(b)(c)	9,485,156	9,375,033
Federal-Mogul Holdings Corp., New Term Loan C, 4.750%, 04/15/21(b)(c)(d)	15,224,561	14,688,961
MPG Holdco I Inc., 2015 Term Loan B, 3.750%, 10/20/21(b)(c)	6,433,045	6,444,560
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 06/18/20(b)(g)	2,676,125	2,595,841
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.250%, 06/27/18(b)(g)	14,959,242	13,475,734
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(b)(c)	8,536,269	8,514,929
Wabash National Corp., 2015 Term Loan B, 4.250%-5.750%, 03/16/22(b)(c)	7,710,094	7,706,855

		81,609,604

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Utility 4.7%
APLP Holdings Ltd. Partnership, 2016 Term Loan B, 6.000%, 04/13/23(b)(c)	4,725,429	4,764,792
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(b)(c)	21,492,549	19,988,071
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.090%, 05/03/20(b)(c)	14,418,536	14,296,843
Calpine Corp., Term Loan B7, 3.840%, 05/31/23(b)(c)	5,246,850	5,263,692
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(b)(c)	1,780,399	1,785,171
Dynegy, Inc., Escrow, 5.000%, 06/27/23(b)(c)	14,155,000	14,257,624
EFS Cogen Holdings I LLC, 2016 Term Loan B, 5.250%, 06/28/23(b)(c)	6,461,420	6,521,188
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/14/21(b)(c)	13,970,038	11,874,532
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/14/21(b)(c)	1,111,304	944,609
Lonestar Generation LLC, Term Loan B, 5.250%-5.474%, 02/22/21(b)(g)	6,778,052	5,473,277
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(b)(c)	4,526,720	3,960,880
Middle River Power LLC, Term Loan B, 09/29/22(c)(d)(e)	14,020,016	13,248,915
MRP Generation Holdings LLC, Term Loan B, 4.750%, 12/31/17(b)(c)	22,181,122	22,042,489
NRG Energy, Inc., 2016 Term Loan B, 3.500%, 06/30/23(b)(c)(f)	43,934,888	44,014,410
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(b)(c)	15,063,064	15,006,578

	Shares, Contract Amount or Principal Amount($)	Value($)
Utility—continued
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(b)(c)	7,890,000	7,850,550
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 4.998%, 10/10/17(b)(c)(h)	10,000,000	2,848,200
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.998%, 10/10/17(b)(c)(d)(h)	14,860,287	4,275,007
Texas Competitive Electric Holdings Co. LLC, 2016 DIP Term Loan B, 5.000%, 10/31/17(b)(c)	13,130,357	13,224,108
Texas Competitive Electric Holdings Co. LLC, 2016 DIP Term Loan C, 5.000%, 10/31/17(b)(c)	2,994,643	3,016,025
TPF II Power LLC, Term Loan B, 5.000%, 10/02/21(b)(c)	5,705,355	5,758,129

		220,415,090

Total Bank Loans (Cost $4,441,750,019)		4,382,774,551

Corporate Bonds 2.7%
Auto Manufacturers 0.0%(a)
Motors Liquidation Co. Escrow, 7.200%(g)(h)(i)(j)	10,000,000	—
Motors Liquidation Co. Escrow, 8.375%(g)(h)(i)(j)	10,000,000	—

		—

Biotechnology 0.1%
Concordia International Corp., 9.500%, 10/21/22(c)	2,390,000	1,655,075

Commercial Services 0.1%
Laureate Education, Inc., 9.250%, 09/01/19(c)	2,000,000	1,905,000

Computers 0.2%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(c)	5,330,000	4,530,500
Harland Clarke Holdings Corp., 9.750%, 08/01/18(c)	3,715,000	3,817,163

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares, Contract Amount or Principal Amount($)	Value($)
Computers—continued
Western Digital Corp., 10.500%, 04/01/24(c)	1,000,000	1,160,000

		9,507,663

Diversified Financial Services 0.0%(a)
Walter Investment Management Corp., 7.875%, 12/15/21	2,000,000	1,330,000

Engineering & Construction 0.2%
Engility Corp., 8.875%, 09/01/24(c)	10,000,000	10,125,000

Healthcare-Services 0.1%
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	5,000,000	4,900,000

Home Builders 0.1%
Mattamy Group Corp., 6.500%, 11/15/20(c)	5,000,000	4,984,375

Media 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(c)	10,000,000	10,800,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	10,000,000	10,525,800
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19	2,768,000	2,947,920

		24,273,720

Oil & Gas 0.6%
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(g)(i)	29,404,188	26,757,811
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(h)	7,800,000	2,008,500
SandRidge Energy, Inc., 8.750%, 06/01/20(c)(h)	745,000	268,200

		29,034,511

Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(c)	10,000,000	9,681,000

	Shares, Contract Amount or Principal Amount($)	Value($)
Real Estate Investment Trust 0.2%
iStar, Inc., 5.000%, 07/01/19	5,000,000	4,986,900
iStar, Inc., 6.500%, 07/01/21	1,400,000	1,421,000

		6,407,900

Telecommunication Services 0.4%
Digicel Group Ltd., 8.250%, 09/30/20(c)	5,000,000	4,343,750
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(g)	12,245,000	12,229,694
West Corp., 4.750%, 07/15/21(c)	3,000,000	3,090,000

		19,663,444

Total Corporate Bonds (Cost $130,017,781)		123,467,688

Preferred Stock 0.1%
Banks 0.1%
GMAC Capital Trust I, Series 2, 6.602%(b)	94,025	2,389,175

Total Preferred Stock (Cost $2,350,625)		2,389,175

Common Stocks 0.2%
Diversified Financial Services 0.0%(a)
Aretec Group, Inc.*(c)	104,182	625,092

Oil & Gas 0.2%
Templar Energy LLC, Cl A*(d)	1,378,328	9,303,715

Telecommunication Services 0.0%(a)
NII Holding, Inc.*	303,451	1,010,492

Total Common Stocks (Cost $16,876,628)		10,939,299

Unlisted Call Option Purchased 0.0%(a)
Metals/Minerals 0.0%(a)
Atlas Iron Ltd.*(g)(i), Expiration Date 7/31/17, Exercise Price $0.075 AUD	147,913,466	—

Total Unlisted Call Option Purchased (Cost $—)		—

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Floating Rate High Income Fund — concluded

	Shares, Contract Amount or Principal Amount($)	Value($)
Money Market Fund 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(k)	348,783,589	348,783,589

Total Money Market Fund (Cost $348,783,589)		348,783,589

Total Investments (Cost $4,940,343,856) — 104.5%		4,868,974,464
Liabilities in Excess of Other Assets — (4.5)%		(207,571,496)

Net Assets — 100.0%		$4,661,402,968

*	Non-income producing security.

(a)	Less than 0.05% of Net Assets.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 93.9% of net assets as of September 30, 2016.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(h)	Security is in default.

(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.6% of net assets as of September 30, 2016.

(j)	Perpetual maturity.

(k)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

PIK — Payment in-kind

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.6%
Alabama 0.7%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	738,041

Georgia 88.8%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,396,164
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,968,242
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,410,000	1,586,010
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100(b)	4,000,000	4,411,240
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100(b)	3,000,000	3,316,800
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,567,137
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,256,740
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23(b)	2,500,000	2,858,025
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,576,128
Atlanta Development Authority, RB, ETM, 5.000%, 09/01/19	1,025,000	1,144,023
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,199,750
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	3,037,375
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/28	850,000	1,049,844

	Shares or Principal Amount($)	Value($)
Georgia—continued
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/30	250,000	303,638
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,788,840
Bartow County School District, GO, 5.000%, 10/01/19	2,000,000	2,236,700
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	3,000,000	3,537,120
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,346,793
Cobb County & Marietta Water Authority, RB, 5.000%, 11/01/38	1,045,000	1,284,765
Columbus GA Water & Sewerage Revenue, RB, 5.000%, 05/01/33	950,000	1,183,396
Columbus GA Water & Sewerage Revenue, RB, 5.000%, 05/01/35	700,000	864,465
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/36	2,000,000	2,362,300
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	2,000,000	2,230,840
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	5,000,000	5,490,800
Fulton County Development Authority, Series A, RB, 5.000%, 03/15/36	2,000,000	2,372,520
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	4,145,000	4,904,074
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,418,742
Georgia State, Series B, GO, 5.000%, 10/01/17	3,000,000	3,125,910

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Georgia—continued
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,382,884
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/23, Country Guaranteed	2,000,000	2,361,780
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,364,327
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,000,000	2,316,860
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	360,000	390,751
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 10/01/38	5,000,000	6,135,000
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,222,120
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,174,550
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	4,010,160
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/41	3,000,000	3,667,200
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,867,248

		98,711,261

Guam 2.0%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	620,000	736,337
Territory of Guam, Series A, RB, 5.000%, 12/01/34	460,000	544,088
Territory of Guam, Series A, RB, 5.000%, 12/01/46	795,000	929,641

		2,210,066

	Shares or Principal Amount($)	Value($)
North Carolina 3.9%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,887,714
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(c)	620,000	765,917
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(c)	805,000	963,802
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(c)	620,000	735,165

		4,352,598

South Carolina 2.2%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,481,840

Total Municipal Bonds (Cost $101,266,034)		108,493,806

Money Market Fund 3.9%
Federated Government Obligations Fund, Institutional Shares, 0.26%(d)	4,273,753	4,273,753

Total Money Market Fund (Cost $4,273,753)		4,273,753

Total Investments (Cost $105,539,787) — 101.5%		112,767,559
Liabilities in Excess of Other Assets — (1.5)%		(1,624,156)

Net Assets — 100.0%		$111,143,403

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2016.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

ETM	—	Escrowed to Maturity
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 90.7%
Alabama 4.1%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,277,740
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,265,860

		4,543,600

Alaska 2.1%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,452,766
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	835,054

		2,287,820

Arizona 3.6%
Arizona Health Facilities Authority, Series F, RB, 0.860%, 01/01/29(b)	4,000,000	4,000,000

California 16.7%
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,209,760
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,995,298
California State, GO, 4.000%, 09/01/46	1,500,000	1,667,295
California State, GO, 5.000%, 09/01/30	1,000,000	1,182,040
California State, GO, 5.000%, 08/01/35	1,000,000	1,227,310
California State, GO, 5.000%, 09/01/45	2,500,000	3,073,150
California State, GO, 5.000%, 09/01/46	1,500,000	1,843,890
California State, GO, 6.500%, 04/01/33 (c)	2,000,000	2,275,640
Los Angeles Department of Airports, Series A, AMT, RB, 4.000%, 05/15/34	1,000,000	1,105,940

	Shares or Principal Amount($)	Value($)
California—continued
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/35	1,500,000	1,850,775
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/28	500,000	627,850
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/29	405,000	504,172

		18,563,120

Connecticut 2.1%
South Central Connecticut Regional Water Authority, Series B, RB, 5.000%, 08/01/37	1,900,000	2,315,568

District of Columbia 2.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(c)	2,000,000	2,283,700

Florida 8.0%
Central Florida Expressway Authority, Series B, RB, 4.000%, 07/01/37(d)	1,500,000	1,626,285
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,220,600
Port St Lucie FL Utility System Revenue, RB, 4.000%, 09/01/36	1,500,000	1,657,665
Tampa Bay Water, Series A, RB, 5.000%, 10/01/37	3,500,000	4,347,175

		8,851,725

Georgia 1.3%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,466,787

Idaho 2.5%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(c)	2,500,000	2,774,550

Illinois 5.9%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	1,100,000	1,271,039

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Grade Municipal Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Illinois—continued
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33(c)	3,500,000	4,168,850
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,117,780

		6,557,669

Indiana 4.7%
Indiana Finance Authority, Series C, RB, 5.000%, 06/01/27	2,000,000	2,599,860
Indiana Finance Authority, Series C, RB, 5.000%, 06/01/28	2,000,000	2,633,040

		5,232,900

Kansas 1.5%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(c)	1,500,000	1,708,695

Maine 2.5%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(c)	2,500,000	2,843,650

Massachusetts 1.6%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,760,280

Missouri 1.6%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/45	1,500,000	1,811,295

New York 5.5%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-AGM	1,000,000	1,077,800
New York State Dormitory Authority, RB, 5.000%, 03/15/28	2,000,000	2,577,660
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/34	1,000,000	1,246,130

	Shares or Principal Amount($)	Value($)
New York—continued
Utility Debt Securitization Authority, RB, 5.000%, 12/15/37	1,000,000	1,226,600

		6,128,190

North Carolina 6.0%
Charlotte NC Water & Sewer System Revenue, Series B, RB, 0.810%, 07/01/36(b)	4,750,000	4,750,000
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(d)	1,625,000	1,926,844

		6,676,844

Texas 14.6%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,176,890
Culberson County-Allamoore Independent School District, GO, 4.000%, 02/15/41, PSF-GTD	1,500,000	1,559,250
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(c)	4,000,000	4,299,560
Harris County, Series A, RB, 5.000%, 08/15/36	1,500,000	1,836,600
Lower Colorado River Authority, RB, 4.000%, 05/15/42	1,000,000	1,087,400
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,254,920
San Antonio TX Water System, Series A, RB, 5.000%, 05/15/33	2,000,000	2,465,760
San Antonio TX Water System, Series A, RB, 5.000%, 05/15/34	1,250,000	1,535,037

		16,215,417

Washington 4.4%
Port of Tacoma, Series B, AMT, RB, 5.000%, 12/01/36	1,000,000	1,189,590

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Grade Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Washington—continued
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC (c)	1,635,000	1,832,328
Washington State, Series A, GO, 5.000%, 07/01/26, Pre-refunded 07/01/2017 @ 100	1,800,000	1,857,150

		4,879,068

Total Municipal Bonds (Cost $96,178,820)		100,900,878

Money Market Fund 10.8%
Federated Government Obligations Fund, Institutional Shares, 0.26%(e)	11,979,688	11,979,688

Total Money Market Fund (Cost $11,979,688)		11,979,688

Total Investments (Cost $108,158,508) — 101.5%		112,880,566
Liabilities in Excess of Other Assets — (1.5)%		(1,624,025)

Net Assets — 100.0%		$111,256,541

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2016.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	—	Custodial Receipts
GO	—	General Obligation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.4%
Broadcasting 0.3%
iHeartCommunications, Inc., Term Loan D, 7.274%, 01/30/19(a)	2,065,000	1,586,292

Diversified Media 0.9%
Lions Gate Entertainment Corp., Bridge Unsecured Funded, 06/27/17(b)(c)	1,129,478	1,129,478
Lions Gate Entertainment Corp., Bridge Unsecured Term Loan, 06/27/17(b)(c)	3,915,522	3,915,522

		5,045,000

Energy 0.2%
Chesapeake Energy Corp., Term Loan, 8.500%, 08/23/21(a)	1,180,000	1,237,891

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)	1,925,000	1,927,002

Metals/Minerals 0.3%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)	1,539,787	1,537,677

Retail 0.9%
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)	4,918,396	4,811,814

Service 0.5%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)	2,955,000	2,935,290

Total Bank Loans (Cost $19,511,767)		19,080,966

Corporate Bonds 90.7%
Advertising 0.3%
MDC Partners, Inc., 6.500%, 05/01/24(d)(e)	1,550,000	1,433,750

Aerospace/Defense 0.7%
TransDigm, Inc., 6.000%, 07/15/22	2,550,000	2,690,250
TransDigm, Inc., 7.500%, 07/15/21	1,390,000	1,473,400

		4,163,650

	Shares or Principal Amount($)	Value($)
Airlines 2.1%
Air Canada, 8.750%, 04/01/20(d)	615,000	664,200
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(d)	875,000	910,000
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(d)	543,000	548,430
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(d)	3,335,725	3,490,002
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,858,870	2,923,195
US Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,900,602	3,154,405

		11,690,232

Auto Manufacturers 0.0%(f)
Motors Liquidation Co. Escrow, 7.200%(e)(g)(h)(i)(j)	17,182,000	—
Motors Liquidation Co. Escrow, 8.375%(e)(g)(h)(i)(j)	36,800,000	—

		—

Auto Parts & Equipment 0.8%
Allison Transmission, Inc., 5.000%, 10/01/24(d)	1,985,000	2,034,625
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(d)	1,133,000	1,189,650
TI Group Automotive Systems LLC, 8.750%, 07/15/23(d)	1,015,000	1,103,813

		4,328,088

Banks 1.1%
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(d)	4,740,000	4,781,475
Royal Bank of Scotland Group PLC, 8.625%(a)(g)	1,310,000	1,282,162

		6,063,637

Biotechnology 0.4%
Concordia International Corp., 9.500%, 10/21/22(d)(e)	3,263,000	2,259,628

Building Materials 0.7%
Eagle Materials, Inc., 4.500%, 08/01/26	613,000	621,223

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Building Materials—continued
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22(d)	1,595,000	1,738,550
USG Corp., 5.875%, 11/01/21(d)	1,730,000	1,810,013

		4,169,786

Chemicals 2.3%
Axalta Coating Systems LLC, 4.875%, 08/15/24(d)	835,000	855,353
Blue Cube Spinco, Inc., 9.750%, 10/15/23(d)(e)	2,453,000	2,882,275
Chemours Co. (The), 7.000%, 05/15/25(e)	3,385,000	3,325,762
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(d)	835,000	807,863
INEOS Group Holdings SA, 5.625%, 08/01/24(d)(e)	1,150,000	1,128,438
Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 04/15/23(d)	970,000	1,100,950
Platform Specialty Products Corp., 10.375%, 05/01/21(d)(e)	2,180,000	2,348,950
Valvoline, Inc., 5.500%, 07/15/24(d)	322,000	337,295

		12,786,886

Coal 1.0%
CONSOL Energy, Inc., 5.875%, 04/15/22(e)	2,275,000	2,093,000
CONSOL Energy, Inc., 8.000%, 04/01/23	3,415,000	3,312,550

		5,405,550

Commercial Services 2.6%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(d)	835,000	753,588
Hertz Corp. (The), 4.250%, 04/01/18(e)	180,000	184,500
Hertz Corp. (The), 6.750%, 04/15/19	1,469,000	1,502,221
Laureate Education, Inc., 9.250%, 09/01/19(d)	2,550,000	2,428,875
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(d)	1,380,000	1,504,200
Quad/Graphics, Inc., 7.000%, 05/01/22	1,825,000	1,752,000

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
Rent-A-Center, Inc., 4.750%, 05/01/21	690,000	583,050
Rent-A-Center, Inc., 6.625%, 11/15/20(e)	545,000	525,925
TMS International Corp., 7.625%, 10/15/21(i)	4,350,000	3,719,250
United Rentals North America, Inc., 7.625%, 04/15/22	1,680,000	1,789,200

		14,742,809

Computers 3.4%
Harland Clarke Holdings Corp., 6.875%, 03/01/20(d)(k)	1,680,000	1,604,400
Harland Clarke Holdings Corp., 9.250%, 03/01/21(d)(k)	3,290,000	2,796,500
Harland Clarke Holdings Corp., 9.750%, 08/01/18(d)(k)	8,877,000	9,121,117
Project Homestake Merger Corp., 8.875%, 03/01/23(d)	1,340,000	1,432,125
Seagate HDD Cayman, 4.750%, 01/01/25	1,345,000	1,271,025
Western Digital Corp., 10.500%, 04/01/24(d)(e)	2,775,000	3,219,000

		19,444,167

Distribution/Wholesale 0.4%
Univar USA, Inc., 6.750%, 07/15/23(d)	2,000,000	2,060,000

Diversified Financial Services 10.7%
Ally Financial, Inc., 7.500%, 09/15/20	3,709,000	4,218,987
Ally Financial, Inc., 8.000%, 03/15/20	2,619,000	2,992,207
BCD Acquisition, Inc., 9.625%, 09/15/23(d)	1,050,000	1,097,250
Double Eagle Acquisition Sub, Inc., 7.500%, 10/01/24(b)(d)	1,500,000	1,526,250
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,655,188
International Lease Finance Corp., 8.250%, 12/15/20	7,815,000	9,280,312
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(d)	2,425,000	2,364,375
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	5,200,000	5,284,500
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,666,000	3,592,680

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	3,890,000	3,953,018
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(e)	1,025,000	1,073,688
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,590,250
Navient Corp., 5.000%, 10/26/20	2,010,000	1,982,363
Navient Corp., 5.500%, 01/15/19, MTN	875,000	888,125
Navient Corp., 8.000%, 03/25/20, MTN	1,855,000	1,989,488
Navient Corp., 8.450%, 06/15/18, MTN	1,805,000	1,940,375
OneMain Financial Holdings LLC, 7.250%, 12/15/21(d)	1,625,000	1,708,281
Quicken Loans, Inc., 5.750%, 05/01/25(d)(e)	5,530,000	5,488,525
Springleaf Finance Corp., 8.250%, 12/15/20	1,360,000	1,492,600
Springleaf Finance Corp., 8.250%, 10/01/23	1,155,000	1,212,750
Walter Investment Management Corp., 7.875%, 12/15/21(e)	4,360,000	2,899,400

		60,230,612

Electric 1.5%
Dynegy, Inc., 6.750%, 11/01/19	3,470,000	3,556,750
Dynegy, Inc., 7.375%, 11/01/22	1,220,000	1,204,750
GenOn Energy, Inc., 7.875%, 06/15/17(e)	1,706,000	1,411,715
NRG Energy, Inc., 7.250%, 05/15/26(d)	1,635,000	1,663,612
NRG Energy, Inc., 7.875%, 05/15/21	534,000	558,030

		8,394,857

Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(d)	1,750,000	1,754,375

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,878,083

Engineering & Construction 0.4%
Engility Corp., 8.875%, 09/01/24(d)	2,245,000	2,273,063

	Shares or Principal Amount($)	Value($)
Entertainment 1.4%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(d)	852,000	921,225
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(d)(e)	2,355,000	2,490,412
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(b)(d)	1,190,000	1,187,025
National CineMedia LLC, 5.750%, 08/15/26(d)	1,050,000	1,089,375
WMG Acquisition Corp., 5.000%, 08/01/23(d)	630,000	639,450
WMG Acquisition Corp., 5.625%, 04/15/22(d)(e)	1,778,000	1,840,230

		8,167,717

Environmental Control 0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(d)	2,001,000	2,191,095

Food 1.4%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(d)	1,765,000	1,734,112
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(d)	1,815,000	1,871,719
Post Holdings, Inc., 8.000%, 07/15/25(d)(e)	2,070,000	2,368,856
US Foods, Inc., 5.875%, 06/15/24(d)	1,706,000	1,769,975

		7,744,662

Forest Products & Paper 0.3%
Resolute Forest Products, Inc., 5.875%, 05/15/23(e)	1,695,000	1,470,413

Healthcare-Products 1.0%
Greatbatch Ltd., 9.125%, 11/01/23(d)	2,857,000	2,799,860
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,675,000	1,760,844
Teleflex, Inc., 5.250%, 06/15/24	1,208,000	1,259,340

		5,820,044

Healthcare-Services 6.9%
Centene Corp., 5.625%, 02/15/21	2,780,000	2,946,800

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare-Services—continued
CHS/Community Health Systems, Inc., 5.125%, 08/01/21	2,000,000	1,985,000
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,320,000	1,135,200
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(e)	4,345,000	4,258,100
DaVita, Inc., 5.000%, 05/01/25	1,345,000	1,350,044
HCA Holdings, Inc., 6.250%, 02/15/21	2,865,000	3,108,525
HCA, Inc., 5.250%, 06/15/26	2,130,000	2,263,125
HCA, Inc., 6.500%, 02/15/20	2,215,000	2,453,112
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	1,900,000	1,719,500
inVentiv Health, Inc., 9.000%, 01/15/18(d)	3,170,000	3,255,194
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,595,000	2,640,412
LifePoint Health, Inc., 5.875%, 12/01/23	940,000	975,250
MPH Acquisition Holdings LLC, 7.125%, 06/01/24(d)	1,583,000	1,701,725
Tenet Healthcare Corp., 6.000%, 10/01/20	2,165,000	2,289,488
Tenet Healthcare Corp., 8.000%, 08/01/20	680,000	686,800
Tenet Healthcare Corp., 8.125%, 04/01/22	5,065,000	5,065,000
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,400,000	1,445,500

		39,278,775

Home Builders 3.2%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(d)	470,000	486,450
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,765,500
DR Horton, Inc., 4.000%, 02/15/20	1,095,000	1,153,856
Lennar Corp., 4.750%, 04/01/21	2,185,000	2,327,025
Mattamy Group Corp., 6.500%, 11/15/20(d)	1,335,000	1,330,828
PulteGroup, Inc., 4.250%, 03/01/21	3,943,000	4,140,150

	Shares or Principal Amount($)	Value($)
Home Builders—continued
PulteGroup, Inc., 5.500%, 03/01/26	695,000	729,750
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(d)	1,665,000	1,665,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(d)	935,000	965,388
TRI Pointe Group, Inc., 4.875%, 07/01/21	3,201,000	3,281,025

		17,844,972

Home Furnishings 0.3%
Tempur Sealy International, Inc., 5.500%, 06/15/26(d)	1,492,000	1,536,760

Household Products/Wares 0.2%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(d)	863,000	880,260

Insurance 1.1%
MGIC Investment Corp., 5.750%, 08/15/23	2,775,000	2,886,000
Radian Group, Inc., 7.000%, 03/15/21	3,082,000	3,455,692

		6,341,692

Internet 0.3%
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,770,000	1,858,500

Iron/Steel 0.6%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 05/01/22(d)	1,205,000	1,220,063
Steel Dynamics, Inc., 5.125%, 10/01/21	2,160,000	2,243,700

		3,463,763

Leisure Time 0.6%
NCL Corp. Ltd., 5.250%, 11/15/19(d)	1,175,000	1,186,750
Viking Cruises Ltd., 8.500%, 10/15/22(d)	2,250,000	2,306,250

		3,493,000

Lodging 1.3%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 11.000%, 10/01/21	725,000	777,562

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Lodging—continued
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	500,000	533,750
Dakota Merger Sub, Inc., 10.750%, 09/01/24(d)(e)	1,575,000	1,543,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(d)(k)	1,680,000	1,696,800
MGM Resorts International, 6.000%, 03/15/23(e)	2,290,000	2,484,650
MGM Resorts International, 6.750%, 10/01/20	545,000	610,400

		7,646,662

Media 6.7%
Altice Luxembourg SA, 7.750%, 05/15/22(d)(e)	2,175,000	2,321,812
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	505,000	534,669
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(d)	580,000	614,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(d)(e)	1,440,000	1,440,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20(d)	320,000	329,600
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(d)(e)	4,045,000	4,368,600
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,475,000	1,535,844
DISH DBS Corp., 5.125%, 05/01/20	5,506,000	5,712,475
DISH DBS Corp., 7.750%, 07/01/26(d)	1,325,000	1,407,813
DISH DBS Corp., 7.875%, 09/01/19	2,310,000	2,587,200
iHeartCommunications, Inc., 10.625%, 03/15/23	465,000	346,425
Lee Enterprises, Inc., 9.500%, 03/15/22(d)(e)	2,375,000	2,452,187

	Shares or Principal Amount($)	Value($)
Media—continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.875%, 05/15/24(d)(e)	2,745,000	2,964,600
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(d)(e)	1,435,000	1,449,350
Neptune Finco Corp., 10.125%, 01/15/23(d)	350,000	403,375
Neptune Finco Corp., 10.875%, 10/15/25(d)	2,075,000	2,427,750
Numericable-SFR SA, 7.375%, 05/01/26(d)	2,450,000	2,504,365
Univision Communications, Inc., 6.750%, 09/15/22(d)	1,434,000	1,521,832
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	1,705,000	1,794,649
Ziggo Secured Finance BV, 5.500%, 01/15/27(d)	1,090,000	1,088,638

		37,805,984

Metal Fabricate/Hardware 0.8%
Novelis Corp., 5.875%, 09/30/26(d)	1,090,000	1,115,888
Novelis Corp., 6.250%, 08/15/24(d)(e)	945,000	1,002,881
Zekelman Industries, Inc., 9.875%, 06/15/23(d)	2,125,000	2,241,875

		4,360,644

Mining 0.6%
Imperial Metals Corp., 7.000%, 03/15/19(e)(i)	2,948,000	2,771,120
Kaiser Aluminum Corp., 5.875%, 05/15/24	624,000	652,080

		3,423,200

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 7.500%, 03/15/18(d)	2,840,000	2,996,200
Gates Global LLC/Gates Global Co., 6.000%, 07/15/22(d)	1,415,000	1,344,250

		4,340,450

Oil & Gas 7.9%
Antero Resources Corp., 6.000%, 12/01/20	4,014,000	4,148,228
Atwood Oceanics, Inc., 6.500%, 02/01/20(e)	2,040,000	1,606,500
Callon Petroleum Co., 6.125%, 10/01/24(b)(d)	1,025,000	1,060,875

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(d)	1,190,000	1,285,200
Chesapeake Energy Corp., 6.625%, 08/15/20(e)	4,490,000	4,226,212
Chesapeake Energy Corp., 6.875%, 11/15/20	4,460,000	4,170,100
Chesapeake Energy Corp., 8.000%, 12/15/22(d)(e)	2,575,000	2,610,406
CITGO Petroleum Corp., 6.250%, 08/15/22(d)	1,475,000	1,438,125
Continental Resources, Inc., 7.125%, 04/01/21	80,000	82,400
Eclipse Resources Corp., 8.875%, 07/15/23	2,925,000	2,850,047
Halcon Resources Corp., 8.625%, 02/01/20(d)(e)	1,730,000	1,738,650
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21(d)	4,159,000	4,273,372
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(j)	6,487,000	1,670,403
MEG Energy Corp., 6.500%, 03/15/21(d)	1,540,000	1,257,025
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(d)	1,665,000	1,569,263
Precision Drilling Corp., 5.250%, 11/15/24	255,000	207,825
Precision Drilling Corp., 6.625%, 11/15/20	1,689,844	1,567,330
Range Resources Corp., 5.750%, 06/01/21(d)(e)	2,659,000	2,692,238
Rice Energy, Inc., 6.250%, 05/01/22	1,800,000	1,858,500
SandRidge Energy, Inc., 8.125%, 10/15/22(j)	1,935,000	111,263
SandRidge Energy, Inc., 8.750%, 06/01/20(d)(j)	1,615,000	581,400
Seven Generations Energy Ltd., 6.750%, 05/01/23(d)(e)	1,796,000	1,863,350
Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21(d)	1,715,000	1,766,450

		44,635,162

Oil & Gas Services 0.9%
FTS International, Inc., 8.350%, 06/15/20(a)(d)	1,400,000	1,189,160

	Shares or Principal Amount($)	Value($)
Oil & Gas Services—continued
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(e)(i)	2,005,000	1,644,100
SESI LLC, 6.375%, 05/01/19	1,381,000	1,370,643
SESI LLC, 7.125%, 12/15/21	790,000	772,225

		4,976,128

Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.250%, 01/31/19(d)	585,000	597,431
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.250%, 05/15/24(d)	2,895,000	3,083,175
Ball Corp., 4.375%, 12/15/20	1,410,000	1,505,175
Berry Plastics Corp., 5.500%, 05/15/22	1,120,000	1,159,200
Berry Plastics Corp., 6.000%, 10/15/22(e)	1,115,000	1,176,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(d)	1,380,000	1,424,850

		8,946,156

Pharmaceuticals 2.5%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(d)	2,495,000	2,395,200
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(d)(e)	540,000	491,400
Horizon Pharma, Inc., 6.625%, 05/01/23(e)	1,080,000	1,017,900
Valeant Pharmaceuticals International, 6.750%, 08/15/21(d)	2,620,000	2,462,800
Valeant Pharmaceuticals International, 7.000%, 10/01/20(d)(k)	5,630,000	5,461,100
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(d)	2,280,000	2,207,268

		14,035,668

Pipelines 4.6%
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,688,000	1,752,542
Holly Energy Partners LP/Holly Energy Finance Corp., 6.000%, 08/01/24(d)	1,030,000	1,066,050

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — continued

	Shares or Principal Amount($)	Value($)
Pipelines—continued
Rockies Express Pipeline LLC, 5.625%, 04/15/20(d)	390,000	411,450
Rockies Express Pipeline LLC, 6.000%, 01/15/19(d)(e)	2,635,000	2,766,750
Rockies Express Pipeline LLC, 6.850%, 07/15/18(d)	1,241,000	1,306,153
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	10,145,000	10,715,656
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(d)	2,615,000	2,842,178
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(e)	3,004,000	3,199,260
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,755,000	1,833,975

		25,894,014

Private Equity 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,745,000	2,758,725

Real Estate 2.0%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(d)	370,000	392,200
Howard Hughes Corp. (The), 6.875%, 10/01/21(d)	5,195,000	5,461,244
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(d)	3,220,000	3,272,325
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(d)(e)	2,285,000	2,404,240

		11,530,009

Real Estate Investment Trust 2.8%
Care Capital Properties LP, 5.125%, 08/15/26(d)	1,085,000	1,084,820
iStar, Inc., 5.000%, 07/01/19(e)	1,450,000	1,446,201
iStar, Inc., 6.500%, 07/01/21	3,353,000	3,403,295
iStar, Inc., 7.125%, 02/15/18	5,265,000	5,488,762
iStar, Inc., 9.000%, 06/01/17	2,220,000	2,297,700
VEREIT Operating Partnership LP, 4.125%, 06/01/21	660,000	681,450
VEREIT Operating Partnership LP, 4.875%, 06/01/26(e)	1,595,000	1,684,719

		16,086,947

Retail 2.6%
Family Dollar Stores, Inc., 5.000%, 02/01/21	420,000	452,550

	Shares or Principal Amount($)	Value($)
Retail—continued
JC Penney Corp., Inc., 8.125%, 10/01/19	1,250,000	1,362,500
Landry’s Holdings II, Inc., 10.250%, 01/01/18(d)	720,000	735,264
Landry’s, Inc., 6.750%, 10/15/24(b)(d)	1,525,000	1,551,687
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22	3,140,000	2,920,200
New Albertsons, Inc., 7.450%, 08/01/29	1,155,000	1,131,900
Rite Aid Corp., 6.125%, 04/01/23(d)	3,700,000	3,992,929
Rite Aid Corp., 6.750%, 06/15/21	2,515,000	2,656,469

		14,803,499

Semiconductors 0.2%
NXP BV/NXP Funding LLC, 4.125%, 06/01/21(d)	1,310,000	1,403,338

Software 1.8%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24(d)	1,705,000	1,726,312
First Data Corp., 5.375%, 08/15/23(d)	1,620,000	1,668,600
First Data Corp., 7.000%, 12/01/23(d)(e)	2,700,000	2,855,250
IMS Health, Inc., 5.000%, 10/15/26(d)	1,990,000	2,069,600
Infor US, Inc., 6.500%, 05/15/22	730,000	739,125
Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24(d)	1,090,000	1,215,350

		10,274,237

Telecommunication Services 5.5%
CenturyLink, Inc., Series Y, 7.500%, 04/01/24(e)	2,090,000	2,231,075
Cincinnati Bell, Inc., 7.000%, 07/15/24(d)	1,465,000	1,501,625
Cogent Communications Finance, Inc., 5.625%, 04/15/21(d)	185,000	187,775
Digicel Group Ltd., 8.250%, 09/30/20(d)	1,425,000	1,237,969
Frontier Communications Corp., 11.000%, 09/15/25(e)	2,115,000	2,207,531
Intelsat Jackson Holdings SA, 7.250%, 04/01/19(e)	1,740,000	1,399,613
Level 3 Financing, Inc., 5.375%, 05/01/25	735,000	766,238

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Income Fund — concluded

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Sprint Communications, Inc., 11.500%, 11/15/21	3,045,000	3,478,912
Sprint Corp., 7.875%, 09/15/23	3,810,000	3,833,812
T-Mobile USA, Inc., 6.542%, 04/28/20	1,940,000	2,005,475
T-Mobile USA, Inc., 6.633%, 04/28/21	2,490,000	2,620,725
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(i)	5,215,000	5,208,481
ViaSat, Inc., 6.875%, 06/15/20	2,745,000	2,844,506
West Corp., 5.375%, 07/15/22(d)	1,565,000	1,533,700

		31,057,437

Transportation 0.9%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(d)	2,830,000	2,900,750
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19(i)	1,985,000	1,131,450
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(i)	1,960,000	1,146,600

		5,178,800

Total Corporate Bonds (Cost $497,822,702)		512,327,886

Convertible Preferred Stock 0.1%
Telecommunication Services 0.1%
T-Mobile US, Inc., 5.500%, 12/15/17	8,965	699,898

Total Convertible Preferred Stock (Cost $448,250)		699,898

Preferred Stock 0.5%
Banks 0.5%
GMAC Capital Trust I, Series 2, 6.602%(a)	121,110	3,077,405

Total Preferred Stock (Cost $3,027,750)		3,077,405

Common Stocks 1.1%
Auto Manufacturers 0.7%
General Motors Co.	132,912	4,222,614

Oil & Gas 0.2%
Templar Energy LLC, Cl A*(b)	159,460	1,076,357

Telecommunication Services 0.2%
NII Holding, Inc.*(e)	284,455	947,235

Total Common Stocks (Cost $9,473,910)		6,246,206

	Shares or Principal Amount($)	Value($)
Money Market Funds 11.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(l)	18,281,809	18,281,809
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(l)(m)	44,739,243	44,739,243

Total Money Market Funds (Cost $63,021,052)		63,021,052

Total Investments (Cost $593,305,431) — 107.0%		604,453,413
Liabilities in Excess of Other Assets — (7.0)%		(39,488,219)

Net Assets — 100.0%		$564,965,194

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 41.8% of net assets as of September 30, 2016.

(e)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $51,380,874.

(f)	Less than 0.05% of Net Assets.

(g)	Perpetual maturity.

(h)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of September 30, 2016.

(i)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(j)	Security is in default.

(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(l)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(m)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $54,021,213. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,281,970. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(k)).

Investment Abbreviations

MTN	—	Medium Term Note
PIK	—	Payment in-kind

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.2%
Chemicals 0.7%
Chemours Co. (The), Term Loan B, 3.750%, 05/12/22(a)(b)	2,059,604	2,037,731
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(a)(b)	2,220,000	2,236,650

		4,274,381

Diversified Media 0.8%
Lions Gate Entertainment Corp., Bridge Unsecured Funded, 06/27/17(b)(c)(d)	1,109,328	1,109,328
Lions Gate Entertainment Corp., Bridge Unsecured Term Loan, 06/27/17(b)(c)(d)	3,845,672	3,845,672

		4,955,000

Financials 0.3%
Walter Investment Management Corp., 2013 Term Loan, 4.750%, 12/19/20(a)(b)	2,000,000	1,826,420

Healthcare 0.5%
Concordia Healthcare Corp., 2015 Term Loan, 5.250%, 10/21/21(a)(b)	1,542,731	1,374,743
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,735,000	1,736,804

		3,111,547

Information Technology 0.3%
Solera LLC, USD Term Loan B, 5.750%, 03/03/23(a)(b)	1,396,491	1,410,163

Metals/Minerals 0.3%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	1,440,259	1,438,286

Retail 0.7%
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%-7.000%, 06/30/18(a)(b)	4,261,343	4,168,999

Service 0.6%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,058,873	2,064,885

	Shares or Principal Amount($)	Value($)
Service—continued
Laureate Education, Inc., 2016 Term Loan, 8.157%, 03/17/21(a)(b)	1,626,283	1,616,118

		3,681,003

Total Bank Loans (Cost $24,704,444)		24,865,799

Corporate Bonds 90.0%
Advertising 0.2%
MDC Partners, Inc., 6.500%, 05/01/24(b)(e)	1,340,000	1,239,500

Aerospace/Defense 0.5%
TransDigm, Inc., 6.000%, 07/15/22	1,355,000	1,429,525
TransDigm, Inc., 7.500%, 07/15/21	1,265,000	1,340,900

		2,770,425

Airlines 2.4%
Air Canada, 6.750%, 10/01/19(b)	2,600,000	2,684,500
Air Canada, 8.750%, 04/01/20(b)	560,000	604,800
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(b)	790,000	821,600
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(b)	490,000	494,900
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 01/15/22(b)	3,237,152	3,386,870
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 10/11/23	3,099,980	3,169,729
US Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 12/03/22	2,610,711	2,839,149

		14,001,548

Auto Parts & Equipment 0.7%
Allison Transmission, Inc., 5.000%, 10/01/24(b)	2,010,000	2,060,250
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(b)	1,110,000	1,165,500
TI Group Automotive Systems LLC, 8.750%, 07/15/23(b)	1,080,000	1,174,500

		4,400,250

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Banks 1.2%
CIT Group, Inc., 5.375%, 05/15/20	1,452,000	1,551,825
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,357,800
Royal Bank of Scotland Group PLC, 8.625%(a)(f)	1,295,000	1,267,481

		7,177,106

Building Materials 1.0%
Eagle Materials, Inc., 4.500%, 08/01/26	600,000	608,049
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22(b)	1,585,000	1,727,650
USG Corp., 5.875%, 11/01/21(b)	3,385,000	3,541,556

		5,877,255

Chemicals 1.9%
Axalta Coating Systems LLC, 4.875%, 08/15/24(b)	840,000	860,475
Blue Cube Spinco, Inc., 9.750%, 10/15/23(b)(e)	2,285,000	2,684,875
Blue Cube Spinco, Inc., 10.000%, 10/15/25(b)	130,000	153,400
Chemours Co. (The), 7.000%, 05/15/25	1,730,000	1,699,725
GCP Applied Technologies, Inc., 9.500%, 02/01/23(b)	1,005,000	1,148,162
INEOS Group Holdings SA, 5.625%, 08/01/24(b)(e)	1,150,000	1,128,438
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	2,175,000	2,343,562
Valvoline, Inc., 5.500%, 07/15/24(b)	1,107,000	1,159,583

		11,178,220

Coal 1.0%
CONSOL Energy, Inc., 5.875%, 04/15/22	3,124,000	2,874,080
CONSOL Energy, Inc., 8.000%, 04/01/23	3,015,000	2,924,550

		5,798,630

Commercial Services 2.5%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,444,000
Hertz Corp. (The), 4.250%, 04/01/18	160,000	164,000
Hertz Corp. (The), 6.750%, 04/15/19	1,322,000	1,351,897

	Shares or Principal Amount($)	Value($)
Commercial Services—continued
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(b)	1,318,000	1,436,620
Quad/Graphics, Inc., 7.000%, 05/01/22	1,790,000	1,718,400
Rent-A-Center, Inc., 4.750%, 05/01/21	660,000	557,700
Rent-A-Center, Inc., 6.625%, 11/15/20(e)	535,000	516,275
TMS International Corp., 7.625%, 10/15/21(g)(h)	5,965,000	5,100,075
United Rentals North America, Inc., 7.625%, 04/15/22	2,530,000	2,694,450

		14,983,417

Computers 2.8%
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	4,961,225
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,679,535
Seagate HDD Cayman, 4.750%, 01/01/25	1,330,000	1,256,850
Western Digital Corp., 7.375%, 04/01/23(b)	795,000	874,500
Western Digital Corp., 10.500%, 04/01/24(b)(e)	1,745,000	2,024,200

		16,796,310

Distribution/Wholesale 0.3%
Univar USA, Inc., 6.750%, 07/15/23(b)	1,970,000	2,029,100

Diversified Financial Services 11.0%
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	1,395,000	1,360,125
Ally Financial, Inc., 7.500%, 09/15/20	5,201,000	5,916,137
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,481,402
BCD Acquisition, Inc., 9.625%, 09/15/23(b)	1,040,000	1,086,800
ILFC E-Capital Trust I, 4.000%, 12/21/65(a)(g)	6,750,000	5,400,000
International Lease Finance Corp., 8.250%, 12/15/20	5,890,000	6,994,375
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,340,000	2,281,500
Jefferies Group, Inc., 8.500%, 07/15/19(e)	1,320,000	1,519,575

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Diversified Financial Services—continued
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,980,000	5,060,925
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	5,300,000	5,194,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	2,055,000	2,088,291
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(e)	955,000	1,000,363
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	1,992,500
Navient Corp., 5.000%, 10/26/20	1,690,000	1,666,763
Navient Corp., 5.500%, 01/15/19, MTN	735,000	746,025
Navient Corp., 8.000%, 03/25/20, MTN	1,545,000	1,657,013
Navient Corp., 8.450%, 06/15/18, MTN	1,900,000	2,042,500
OneMain Financial Holdings LLC, 7.250%, 12/15/21(b)	1,540,000	1,618,925
Quicken Loans, Inc., 5.750%, 05/01/25(b)	5,700,000	5,657,250
Springleaf Finance Corp., 8.250%, 12/15/20	2,035,000	2,233,412
Springleaf Finance Corp., 8.250%, 10/01/23	1,165,000	1,223,250
Walter Investment Management Corp., 7.875%, 12/15/21(e)	2,585,000	1,719,025

		64,940,156

Electric 1.7%
Calpine Corp., 5.750%, 01/15/25(e)	900,000	888,750
Calpine Corp., 5.875%, 01/15/24(b)(e)	1,405,000	1,484,031
Dynegy, Inc., 6.750%, 11/01/19	3,670,000	3,761,750
NRG Energy, Inc., 7.250%, 05/15/26(b)	1,570,000	1,597,475
NRG Energy, Inc., 7.875%, 05/15/21	542,000	566,390
NRG Yield Operating LLC, 5.000%, 09/15/26(b)	1,060,000	1,038,800
NRG Yield Operating LLC, 5.375%, 08/15/24(e)	685,000	703,838

		10,041,034

	Shares or Principal Amount($)	Value($)
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(b)	1,590,000	1,593,975

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,684,133

Entertainment 1.2%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(b)	771,000	833,644
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	2,590,000	2,738,925
National CineMedia LLC, 5.750%, 08/15/26(b)	1,040,000	1,079,000
WMG Acquisition Corp., 5.000%, 08/01/23(b)	600,000	609,000
WMG Acquisition Corp., 5.625%, 04/15/22(b)	1,565,000	1,619,775

		6,880,344

Environmental Control 0.3%
GFL Environmental, Inc., 9.875%, 02/01/21(b)	1,769,000	1,937,055

Food 1.6%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	1,745,000	1,714,462
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	2,115,000	2,181,094
Pilgrim’s Pride Corp., 5.750%, 03/15/25(b)	1,105,000	1,138,150
Post Holdings, Inc., 8.000%, 07/15/25(b)(e)	2,045,000	2,340,247
US Foods, Inc., 5.875%, 06/15/24(b)	2,190,000	2,272,125

		9,646,078

Forest Products & Paper 0.3%
Resolute Forest Products, Inc., 5.875%, 05/15/23	1,672,000	1,450,460

Healthcare-Products 0.7%
Hologic, Inc., 5.250%, 07/15/22(b)	1,050,000	1,114,313
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21(b)	1,026,000	1,110,645
Teleflex, Inc., 5.250%, 06/15/24	1,569,000	1,635,682

		3,860,640

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare-Services 6.6%
Centene Corp., 5.625%, 02/15/21	3,805,000	4,033,300
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	253,000	255,530
CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,190,000	3,166,075
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(e)	3,160,000	3,096,800
DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	2,105,000	2,204,988
DaVita, Inc., 5.000%, 05/01/25	1,715,000	1,721,431
HCA Holdings, Inc., 6.250%, 02/15/21	3,028,000	3,285,380
HCA, Inc., 5.250%, 06/15/26	2,710,000	2,879,375
HCA, Inc., 6.500%, 02/15/20	3,635,000	4,025,762
inVentiv Health, Inc., 9.000%, 01/15/18(b)	2,735,000	2,808,503
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,415,000	2,457,263
LifePoint Health, Inc., 5.875%, 12/01/23	930,000	964,875
Tenet Healthcare Corp., 4.750%, 06/01/20	1,695,000	1,720,425
Tenet Healthcare Corp., 6.000%, 10/01/20	5,075,000	5,366,812
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,370,000	1,414,525

		39,401,044

Home Builders 3.9%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	425,000	439,875
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,326,000	1,418,820
DR Horton, Inc., 4.000%, 02/15/20	1,895,000	1,996,856
DR Horton, Inc., 5.750%, 08/15/23	590,000	675,550
Lennar Corp., 4.750%, 04/01/21	2,594,000	2,762,610
Mattamy Group Corp., 6.500%, 11/15/20(b)	1,735,000	1,729,578
PulteGroup, Inc., 4.250%, 03/01/21	4,137,000	4,343,850
PulteGroup, Inc., 5.500%, 03/01/26	1,920,000	2,016,000

	Shares or Principal Amount($)	Value($)
Home Builders—continued
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,755,000
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,746,225
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	820,000	846,650
TRI Pointe Group, Inc., 4.875%, 07/01/21	3,390,000	3,474,750

		23,205,764

Home Furnishings 0.2%
Tempur Sealy International, Inc., 5.500%, 06/15/26(b)	1,345,000	1,385,350

Household Products/Wares 0.2%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,395,360

Insurance 2.2%
MGIC Investment Corp., 5.750%, 08/15/23	2,730,000	2,839,200
Radian Group, Inc., 5.500%, 06/01/19(e)	3,549,000	3,753,067
Radian Group, Inc., 7.000%, 03/15/21	2,702,000	3,029,618
Sirius International Group Ltd., 7.506%(a)(f)(g)	3,570,000	3,592,848

		13,214,733

Internet 0.0%(i)
Cogent Communications Group, Inc., 5.375%, 03/01/22(b)	235,000	242,050

Iron/Steel 0.5%
Steel Dynamics, Inc., 5.125%, 10/01/21	2,285,000	2,373,544
Steel Dynamics, Inc., 6.125%, 08/15/19	719,000	741,469

		3,115,013

Leisure Time 0.7%
NCL Corp. Ltd., 4.625%, 11/15/20(b)	1,295,000	1,295,000
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,285,000	1,297,850
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,580,000	1,619,500

		4,212,350

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Lodging 1.6%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	1,150,000	1,188,813
Dakota Merger Sub, Inc., 7.750%, 09/01/23(b)	1,765,000	1,767,206
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(h)	1,680,000	1,696,800
MGM Resorts International, 6.000%, 03/15/23(e)	3,090,000	3,352,650
MGM Resorts International, 6.750%, 10/01/20	1,305,000	1,461,600

		9,467,069

Media 6.4%
Altice Financing SA, 6.500%, 01/15/22(b)(e)	2,140,000	2,257,700
Altice Finco SA, 7.625%, 02/15/25(b)(e)	1,675,000	1,683,375
Altice Luxembourg SA, 7.750%, 05/15/22(b)(e)	2,205,000	2,353,837
Cablevision Systems Corp., 8.000%, 04/15/20(e)	2,140,000	2,241,650
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,630,994
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(b)(e)	2,190,000	2,321,400
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,350,000	1,405,688
DISH DBS Corp., 5.125%, 05/01/20	3,330,000	3,454,875
DISH DBS Corp., 6.750%, 06/01/21	1,020,000	1,101,600
DISH DBS Corp., 7.750%, 07/01/26(b)	1,340,000	1,423,750
DISH DBS Corp., 7.875%, 09/01/19	3,645,000	4,082,400
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(e)	2,170,000	2,240,525
Neptune Finco Corp., 6.625%, 10/15/25(b)	1,125,000	1,220,625
Neptune Finco Corp., 10.125%, 01/15/23(b)	350,000	403,375
Neptune Finco Corp., 10.875%, 10/15/25(b)	2,050,000	2,398,500
Numericable-SFR SA, 7.375%, 05/01/26(b)	1,550,000	1,584,394

	Shares or Principal Amount($)	Value($)
Media—continued
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,675,687
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,586,569
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	815,000	815,000
Ziggo Secured Finance BV, 5.500%, 01/15/27(b)	1,105,000	1,103,619

		37,985,563

Metal Fabricate/Hardware 0.4%
Novelis Corp., 5.875%, 09/30/26(b)	1,070,000	1,095,412
Novelis Corp., 6.250%, 08/15/24(b)	935,000	992,269

		2,087,681

Mining 0.6%
Imperial Metals Corp., 7.000%, 03/15/19(g)	2,314,000	2,175,160
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,355,000	1,415,975

		3,591,135

Miscellaneous Manufacturer 0.7%
Bombardier, Inc., 7.500%, 03/15/18(b)	4,180,000	4,409,900

Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	1,730,000	1,842,450

Oil & Gas 6.6%
Antero Resources Corp., 6.000%, 12/01/20	3,975,000	4,107,924
Atwood Oceanics, Inc., 6.500%, 02/01/20(e)	1,223,000	963,113
Callon Petroleum Co., 6.125%, 10/01/24(b)(d)	1,045,000	1,081,575
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(b)	1,075,000	1,161,000
Chesapeake Energy Corp., 5.750%, 03/15/23(e)	950,000	807,500
Chesapeake Energy Corp., 6.625%, 08/15/20	790,000	743,588
Chesapeake Energy Corp., 6.875%, 11/15/20	3,675,000	3,436,125
Chesapeake Energy Corp., 8.000%, 12/15/22(b)(e)	2,550,000	2,585,062
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	1,670,000	1,628,250

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Oil & Gas—continued
Continental Resources, Inc., 7.125%, 04/01/21	70,000	72,100
Diamondback Energy, Inc., 7.625%, 10/01/21(e)	1,440,000	1,526,400
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21(b)	3,650,000	3,750,375
MEG Energy Corp., 6.500%, 03/15/21(b)	1,515,000	1,236,619
Oasis Petroleum, Inc., 7.250%, 02/01/19(e)	1,925,000	1,949,062
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	1,745,000	1,644,662
Precision Drilling Corp., 5.250%, 11/15/24	432,000	352,080
Precision Drilling Corp., 6.625%, 11/15/20	1,491,588	1,383,448
Range Resources Corp., 5.750%, 06/01/21(b)	2,860,000	2,895,750
Rice Energy, Inc., 6.250%, 05/01/22	430,000	443,975
Rice Energy, Inc., 7.250%, 05/01/23(e)	1,590,000	1,701,300
RSP Permian, Inc., 6.625%, 10/01/22	1,055,000	1,105,113
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)(e)	2,168,000	2,249,300
Southwestern Energy Co., 7.500%, 02/01/18(e)	722,000	756,295
Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21(b)	1,570,000	1,617,100

		39,197,716

Oil & Gas Services 0.8%
FTS International, Inc., 8.350%, 06/15/20(a)(b)	1,420,000	1,206,148
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(g)	1,800,000	1,476,000
SESI LLC, 6.375%, 05/01/19	2,045,000	2,029,663

		4,711,811

Packaging & Containers 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 05/15/23(b)	1,275,000	1,281,375
Ball Corp., 4.375%, 12/15/20	2,885,000	3,079,737
Berry Plastics Corp., 5.500%, 05/15/22	1,385,000	1,433,475
Berry Plastics Corp., 6.000%, 10/15/22(e)	1,305,000	1,376,775

	Shares or Principal Amount($)	Value($)
Packaging & Containers—continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(b)	2,248,000	2,321,060
Sealed Air Corp., 6.500%, 12/01/20(b)	1,180,000	1,349,625

		10,842,047

Pharmaceuticals 2.7%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(b)	2,070,000	1,987,200
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)(e)	1,060,000	964,600
Horizon Pharma, Inc., 6.625%, 05/01/23(e)	1,000,000	942,500
Quintiles Transnational Corp., 4.875%, 05/15/23(b)	1,660,000	1,705,650
Valeant Pharmaceuticals International, 6.750%, 08/15/21(b)	1,680,000	1,579,200
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)(h)	4,865,000	4,719,050
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)(e)	1,990,000	1,999,950
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	2,210,000	2,139,501

		16,037,651

Pipelines 4.8%
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,615,000	1,676,751
Holly Energy Partners LP/Holly Energy Finance Corp., 6.000%, 08/01/24(b)	1,415,000	1,464,525
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	3,420,000	3,919,713
Rockies Express Pipeline LLC, 5.625%, 04/15/20(b)	730,000	770,150
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	2,650,000	2,782,500
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,105,000	1,163,013
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(h)	7,955,000	8,402,469
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	1,515,000	1,617,262

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — continued

	Shares or Principal Amount($)	Value($)
Pipelines—continued
Sabine Pass Liquefaction LLC, 5.625%, 03/01/25(e)	605,000	650,375
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(b)	2,150,000	2,336,781
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(e)	2,591,000	2,759,415
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	789,000	824,505

		28,367,459

Private Equity 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,710,000	2,723,550

Real Estate 2.3%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(b)	326,000	345,560
Howard Hughes Corp. (The), 6.875%, 10/01/21(b)	5,790,000	6,086,737
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(b)	3,545,000	3,602,606
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(b)	3,329,000	3,502,721

		13,537,624

Real Estate Investment Trust 3.2%
Care Capital Properties LP, 5.125%, 08/15/26(b)	1,445,000	1,444,760
iStar, Inc., 5.000%, 07/01/19	1,100,000	1,097,118
iStar, Inc., 6.500%, 07/01/21	3,775,000	3,831,625
iStar, Inc., 7.125%, 02/15/18	5,030,000	5,243,775
iStar, Inc., 9.000%, 06/01/17	1,990,000	2,059,650
VEREIT Operating Partnership LP, 4.125%, 06/01/21	2,197,000	2,268,402
VEREIT Operating Partnership LP, 4.875%, 06/01/26	2,727,000	2,880,394

		18,825,724

Retail 1.6%
Dollar Tree, Inc., 5.750%, 03/01/23	1,525,000	1,641,281
Family Dollar Stores, Inc., 5.000%, 02/01/21	390,000	420,225
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22	2,870,000	2,669,100
New Albertsons, Inc., 7.450%, 08/01/29	1,126,000	1,103,480

	Shares or Principal Amount($)	Value($)
Retail—continued
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,426,365

		9,260,451

Semiconductors 0.3%
NXP BV/NXP Funding LLC, 4.125%, 06/01/21(b)	1,475,000	1,580,094

Software 1.7%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24(b)	1,730,000	1,751,625
First Data Corp., 5.375%, 08/15/23(b)	2,640,000	2,719,200
First Data Corp., 6.750%, 11/01/20(b)	2,020,000	2,090,700
First Data Corp., 7.000%, 12/01/23(b)(e)	1,565,000	1,654,988
IMS Health, Inc., 5.000%, 10/15/26(b)	2,015,000	2,095,600

		10,312,113

Telecommunication Services 6.8%
CenturyLink, Inc., Series Y, 7.500%, 04/01/24(e)	2,115,000	2,257,763
Cincinnati Bell, Inc., 7.000%, 07/15/24(b)	1,480,000	1,517,000
CommScope Technologies Finance LLC, 6.000%, 06/15/25(b)	1,665,000	1,775,306
Frontier Communications Corp., 11.000%, 09/15/25(e)	2,045,000	2,134,469
Level 3 Financing, Inc., 5.125%, 05/01/23	620,000	638,600
Level 3 Financing, Inc., 5.375%, 08/15/22	1,330,000	1,389,850
Level 3 Financing, Inc., 5.375%, 05/01/25	790,000	823,575
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,706,250
Sprint Communications, Inc., 9.000%, 11/15/18(b)	2,430,000	2,682,113
Sprint Communications, Inc., 11.500%, 11/15/21	2,810,000	3,210,425
Sprint Corp., 7.625%, 02/15/25	1,495,000	1,480,050
T-Mobile USA, Inc., 6.542%, 04/28/20	1,655,000	1,710,856
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,120,412
ViaSat, Inc., 6.875%, 06/15/20	5,285,000	5,476,581
West Corp., 4.750%, 07/15/21(b)	2,845,000	2,930,350

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix High Yield Fund — concluded

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
West Corp., 5.375%, 07/15/22(b)	1,745,000	1,710,100

		40,563,700

Transportation 0.7%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	2,790,000	2,859,750
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19(g)	1,775,000	1,011,750

		3,871,500

Total Corporate Bonds (Cost $517,120,420)		533,672,538

Common Stocks 0.2%
Oil & Gas 0.1%
Templar Energy LLC, Cl A*(d)	134,055	904,868

Telecommunication Services 0.1%
NII Holding, Inc.*(e)	174,597	581,408

Total Common Stocks (Cost $4,018,766)		1,486,276

Money Market Funds 10.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(j)	29,834,586	29,834,586
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(j)(k)	34,593,810	34,593,810

Total Money Market Funds (Cost $64,428,396)		64,428,396

Total Investments (Cost $610,272,026) —105.3%		624,453,009
Liabilities in Excess of Other Assets — (5.3)%		(31,439,850)

Net Assets — 100.0%		$593,013,159

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.8% of net assets as of September 30, 2016.

(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $40,954,102.

(f)	Perpetual maturity.

(g)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(i)	Less than 0.05% of Net Assets.

(j)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(k)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $42,724,800. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,130,990. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(k)).

Investment Abbreviations

MTN	—	Medium Term Note
PIK	—	Payment in-kind

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 94.6%
Alabama 2.5%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,947,450
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,416,610
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,196,370

		16,560,430

Alaska 7.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,332,080
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	11,267,513
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,463,092
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,293,348

		46,356,033

Arizona 2.0%
Arizona Health Facilities Authority, Series F, RB, 0.860%, 01/01/29(c)	13,190,000	13,190,000

California 22.4%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	3,877,860
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,008,634
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,404,800
California State, GO, 4.000%, 09/01/35	7,000,000	7,864,920

	Shares or Principal Amount($)	Value($)
California—continued
California State, GO, 4.000%, 09/01/46	6,500,000	7,224,945
California State, GO, 5.000%, 09/01/34	1,000,000	1,234,240
California State, GO, 5.000%, 08/01/35	1,000,000	1,227,310
California State, GO, 5.000%, 09/01/36	2,000,000	2,464,500
California State, GO, 5.000%, 09/01/45	4,980,000	6,121,715
California State, GO, 5.000%, 09/01/46	4,500,000	5,531,670
California State, GO, 6.500%, 04/01/33(b)	24,500,000	27,876,590
California State, Series C, GO, 5.000%, 09/01/32	9,950,000	12,349,741
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,126,426
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	2,225,000	2,510,289
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/24	3,465,000	4,271,895
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/25	1,425,000	1,785,098
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/26	2,500,000	3,161,275
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/34	2,645,000	3,264,353
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/36	2,000,000	2,453,300
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/37	1,000,000	1,223,840
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/33	5,000,000	6,213,200

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
California—continued
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/34	3,000,000	3,713,250
Regents of the University of California Medical Center Pooled Revenue, Series L, RB, 5.000%, 05/15/35	1,500,000	1,850,775
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,378,800
University of California, RB, 5.000%, 05/15/34	2,000,000	2,485,280
University of California, RB, 5.000%, 05/15/35	1,500,000	1,856,625
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,379,740
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,265,800
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,739,925

		147,866,796

District of Columbia 1.4%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,134,800

Florida 4.7%
Central Florida Expressway Authority, Series B, RB, 4.000%, 07/01/37(d)	7,055,000	7,648,961
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,178,060
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,273,600
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,590,410
Port St Lucie FL Utility System Revenue, RB, 4.000%, 09/01/33	3,160,000	3,521,156
Tampa Bay Water, Series A, RB, 5.000%, 10/01/36	3,760,000	4,681,538

	Shares or Principal Amount($)	Value($)
Florida—continued
Tampa Bay Water, Series A, RB, 5.000%, 10/01/37	4,000,000	4,968,200

		30,861,925

Georgia 0.9%
Georgia State, Series A, GO, 5.000%, 01/01/26	5,000,000	6,120,900

Hawaii 1.2%
Hawaii State, Series EE, GO, 5.000%, 11/01/29	6,750,000	8,135,100

Illinois 5.5%
Chicago O’Hare International Airport, AMT, RB, 4.000%, 01/01/27	2,730,000	2,944,278
Chicago O’Hare International Airport, RB, 5.000%, 01/01/31	9,080,000	10,882,743
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	2,000,000	2,310,980
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	4,080,000	4,859,688
Illinois Finance Authority, RB, 5.000%, 07/01/29	10,470,000	12,981,125
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,235,560

		36,214,374

Indiana 1.0%
Indiana Finance Authority, Series C, RB, 5.000%, 06/01/27	5,000,000	6,499,650

Kansas 4.8%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,719,902
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,093,000

		31,812,902

Maryland 5.3%
Maryland State, GO, 4.000%, 06/01/27	14,500,000	16,991,680

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Maryland—continued
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,264,478
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	7,176,520
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,324,200

		34,756,878

Massachusetts 3.4%
Boston Water & Sewer Commission, Series B, RB, 5.000%, 11/01/36	1,215,000	1,487,950
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,477,830
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	6,082,500
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,829,164
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,840,232

		22,717,676

Michigan 2.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,000,860
University of Michigan, RB, 5.000%, 04/01/36	2,500,000	3,082,850

		18,083,710

Minnesota 1.2%
Minnesota State, Series A, GO, 5.000%, 08/01/26	6,070,000	7,988,727

Missouri 0.3%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,834,830

New Jersey 0.6%
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/28(d)	1,990,000	2,320,479
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/29(d)	500,000	579,350

	Shares or Principal Amount($)	Value($)
New Jersey—continued
New Jersey Health Care Facilities Financing Authority, RB, 5.000%, 07/01/30(d)	1,000,000	1,152,720

		4,052,549

New York 11.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-AGM	5,340,000	5,755,452
Metropolitan Transportation Authority, RB, 5.000%, 11/15/36	5,265,000	6,510,172
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,167,200
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,277,750
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Pre-refunded 06/15/2018 @ 100	3,530,000	3,822,390
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40	11,800,000	12,792,970
New York State Dormitory Authority, RB, 5.000%, 03/15/28	8,000,000	10,310,640
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	3,126,000
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/34	9,000,000	11,215,170
Utility Debt Securitization Authority, RB, 5.000%, 12/15/37	8,000,000	9,812,800

		76,790,544

North Carolina 1.0%
Charlotte NC Water & Sewer System Revenue, Series B, RB, 0.810%, 07/01/36(c)	2,840,000	2,840,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund — continued

	Shares or Principal Amount($)	Value($)
North Carolina—continued
North Carolina Medical Care Commission, RB, 5.000%, 10/01/31(d)	1,650,000	1,990,758
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(d)	1,535,000	1,837,810

		6,668,568

Oregon 0.2%
Eugene OR Electric Utility System Revenue, Series A, RB, 5.000%, 08/01/30	1,000,000	1,263,580

Pennsylvania 3.6%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	7,889,850
Philadelphia Gas Works Co, RB, 5.000%, 10/01/22	1,375,000	1,641,558
Philadelphia Gas Works Co, RB, 5.000%, 10/01/26	2,000,000	2,515,680
Philadelphia Gas Works Co, RB, 5.000%, 10/01/34	1,435,000	1,718,456
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,499,047
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,775,475

		24,040,066

Texas 6.4%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/35, PSF-GTD	1,980,000	2,384,019
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,180,057
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,449,340
Harris County, Series A, RB, 5.000%, 08/15/35	2,000,000	2,454,720
Harris County, Series A, RB, 5.000%, 08/15/36	1,000,000	1,224,400

	Shares or Principal Amount($)	Value($)
Texas—continued
Lower Colorado River Authority, RB, 4.000%, 05/15/42	4,795,000	5,214,083
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	8,004,966
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,177,500

		42,089,085

Virginia 0.7%
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/36	1,840,000	2,288,445
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/37	1,000,000	1,240,790
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/38	1,000,000	1,237,870

		4,767,105

Washington 4.2%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,034,162
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,239,862
Energy Northwest, Series A, RB, 5.000%, 07/01/26	3,250,000	4,216,907
Port of Tacoma, Series B, AMT, RB, 5.000%, 12/01/36	7,415,000	8,820,810
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,513,920

		27,825,661

Total Municipal Bonds (Cost $596,004,641)		625,631,889

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 5.6%
Federated Government Obligations Fund, Institutional Shares, 0.26%(e)	37,259,296	37,259,296

Total Money Market Fund (Cost $37,259,296)		37,259,296

Total Investments (Cost $633,263,937) — 100.2%		662,891,185
Liabilities in Excess of Other Assets — (0.2)%		(1,438,162)

Net Assets — 100.0%		$661,453,023

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2016.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

AGC	—	Security guaranteed by Assured Guaranty Corporation
AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	—	Custodial Receipts
GO	—	General Obligation
PSF-GTD	—	Security guaranteed by Permanent School Fund Guarantee Program
RB	—	Revenue Bond
ST INTERCEPT	—	State Interception

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 24.6%
Automobiles 12.8%
Capital Auto Receivables Asset Trust, Series 2015-3, Cl A1A, 1.390%, 02/20/18(a)	254,033	254,270
Fifth Third Auto Trust, Series 2015-1, Cl A2B, 1.074%, 05/15/18(b)	165,553	165,710
Ford Credit Auto Owner Trust, Series 2016-B, Cl A2B, 0.834%, 03/15/19(b)	275,000	275,324
Volkswagen Auto Lease Trust, Series 2015-A, Cl A2A, 0.870%, 06/20/17	161,484	161,477

		856,781

Credit Card 10.7%
American Express Credit Account Master Trust, Series 2013-3, Cl A, 0.980%, 05/15/19	125,000	125,006
American Express Issuance Trust II, Series 2013-1, Cl B, 0.974%, 02/15/19(b)	115,000	114,677
Barclays Dryrock Issuance Trust, Series 2014-4, Cl A, 0.914%, 09/15/20(b)	180,000	180,285
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.974%, 07/15/22(b)	300,000	298,352

		718,320

Student Loan Asset Backed Security 1.1%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.775%, 09/25/19(b)	75,091	74,814

Total Asset-Backed Securities (Cost $1,649,306)		1,649,915

Collateralized Mortgage Obligations 59.7%
Agency Collateralized Mortgage Obligations 44.4%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.724%, 03/15/24(b)	782,893	785,568

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.825%, 11/25/24(b)	587,044	588,824

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.969%, 10/07/20(b)	867,635	869,324
Series 2010-R3, Cl 1A, 1.079%, 12/08/20(b)	374,750	375,400
Series 2010-R3, Cl 2A, 1.079%, 12/08/20(b)	357,300	358,045

		1,602,769

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities 15.3%
Federal National Mortgage Association
Series 2014-M12, Cl FA, 0.809%, 10/25/21(b)	144,427	143,738
Series 2016-M9, Cl FA, 1.108%, 09/25/23(b)	750,000	749,446

		893,184

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl AFL, 1.530%, 08/15/45(a)(b)	135,000	135,554

		1,028,738

Total Collateralized Mortgage Obligations (Cost $3,997,004)		4,005,899

U.S. Government Agency Mortgages 15.5%
Federal National Mortgage Association
Pool #AM6261, 0.716%, 07/01/19(b)	620,000	619,935
Pool #AM7028, 0.735%, 10/01/19(b)	420,000	419,553

Total U.S. Government Agency Mortgages (Cost $1,039,376)		1,039,488

Money Market Fund 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	16,004	16,004

Total Money Market Fund (Cost $16,004)		16,004

Total Investments (Cost $6,701,690) — 100.0%		6,711,306
Liabilities in Excess of Other Assets — (0.0)%(d)		(568)

Net Assets — 100.0%		$6,710,738

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.8% of net assets as of September 30, 2016.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

(d)	Less than 0.05% of Net Assets.

Investment Abbreviation

REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.1%
Alabama 0.8%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	247,936

Georgia 1.3%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/18	350,000	368,914

Guam 4.8%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,164,540
Territory of Guam, Series A, RB, 5.000%, 12/01/46	220,000	257,259

		1,421,799

North Carolina 85.1%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,188,340
Cape Fear Public Utility Authority, RB, 5.000%, 08/01/23, Pre-refunded 08/01/2018 @ 100	1,000,000	1,074,830
Charlotte Airport Revenue, Series B, AMT, RB, 5.500%, 07/01/23	700,000	799,449
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,157,609
Charlotte Water & Sewer System, RB, 5.000%, 07/01/40	1,000,000	1,218,230
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,137,850
Forsyth County, GO, 5.000%, 02/01/22, Pre-refunded 02/01/2019 @ 100	750,000	821,408
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,168,790
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 01/01/34	800,000	992,456
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,116,580
North Carolina Medical Care Commission, RB, 5.000%, 10/01/26(b)	900,000	1,101,249

	Shares or Principal Amount($)	Value($)
North Carolina—continued
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	1,125,000	1,333,969
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33, Pre-refunded 12/01/2018 @ 100(c)	1,500,000	1,671,720
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30, Pre-refunded 01/01/2019 @ 100	710,000	773,431
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	290,000	314,415
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,000,000	1,028,150
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(c)	1,000,000	1,114,320
Pitt County, RB, 5.000%, 04/01/28(c)	1,000,000	1,246,560
Raleigh, RB, 5.000%, 02/01/23	850,000	1,040,859
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,000,000	1,187,060
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,127,450
Wake County, Series A, RB, 5.000%, 12/01/35	1,000,000	1,244,580
Western Carolina University, Student Housing Project, RB, 4.000%, 06/01/39	1,250,000	1,371,812

		25,231,117

South Carolina 3.1%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	930,690

Total Municipal Bonds (Cost $26,702,010)		28,200,456

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Money Market Fund 12.2%
Federated Government Obligations Fund, Institutional Shares, 0.26%(d)	3,604,879	3,604,879

Total Money Market Fund (Cost $3,604,879)		3,604,879

Total Investments (Cost $30,306,889) — 107.3%		31,805,335
Liabilities in Excess of Other Assets — (7.3)%		(2,153,039)

Net Assets — 100.0%		$29,652,296

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2016.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
GO	—	General Obligation
RB	—	Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 13.9%
Auto Floor Plan 1.4%
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.104%, 05/15/20(a)(b)	510,000	511,583
Nissan Master Owner Trust Receivables, Series 2016-A, Cl A2, 1.540%, 06/15/21	240,000	239,204

		750,787

Automobiles 1.3%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	480,000	480,946
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Cl A, 2.260%, 11/15/25(b)	260,000	265,054

		746,000

Credit Card 8.2%
American Express Credit Account Master Trust, Series 2013-1, Cl A, 0.944%, 02/16/21(a)	565,000	566,960
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	491,987
Barclays Dryrock Issuance Trust, Series 2016-1, Cl A, 1.520%, 05/16/22	505,000	507,034
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.874%, 03/16/20(a)	627,000	627,000
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	326,425
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	312,000	313,417
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	501,876
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.824%, 08/17/20(a)	272,000	272,575
Discover Card Execution Note Trust, Series 2016-A1, Cl A1, 1.640%, 07/15/21	275,000	277,558

	Shares or Principal Amount($)	Value($)
Credit Card—continued
Evergreen Credit Card Trust, Series 2016-1, Cl A, 1.244%, 04/15/20(a)(b)	450,000	452,033
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.242%, 05/26/21(a)(b)	255,000	255,512

		4,592,377

Other 2.5%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	171,381	171,273
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	107,014	106,992
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	219,773	226,010
Entergy Arkansas Restoration Funding LLC, Series 2010-A, Cl A1, 2.300%, 08/01/21	252,097	254,966
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	440,000	441,462
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	193,480	193,382

		1,394,085

Student Loan Asset Backed Security 0.5%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.775%, 09/25/19(a)	282,340	281,302

Total Asset-Backed Securities (Cost $7,747,622)		7,764,551

Collateralized Mortgage Obligations 7.0%
Agency Collateralized Planned Amortization Class Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series 3786, Cl EB, REMIC, 4.000%, 08/15/35	285,000	292,593
Series 3971, Cl PG, REMIC, 2.500%, 12/15/26	467,101	480,916
Series K707, Cl A2, 2.220%, 12/25/18	135,000	137,462
Series K712, Cl A2, 1.869%, 11/25/19	240,000	243,771

		1,154,742

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities 4.9%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	13,974	13,957

GS Mortgage Securities Trust
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	30,795	30,767

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	617,484	629,096
Series 2011-C3, Cl A3, 4.388%, 02/15/46(b)	325,000	336,625
Series 2013-C13, Cl A1, 1.303%, 01/15/46	131,680	131,685

		1,097,406

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	307,337	307,358
Series 2014-C14, Cl A1, 1.250%, 02/15/47	99,297	99,077

		406,435

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	203,983

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	602,446
Series 2012-C8, Cl A2, 1.881%, 08/15/45	406,434	407,948

		1,010,394

Total Collateralized Mortgage Obligations (Cost $3,908,982)		3,917,684

Corporate Bonds 31.5%
Aerospace/Defense 1.4%
Boeing Co. (The), 0.877%, 10/30/17(a)	530,000	530,638
Lockheed Martin Corp., 1.850%, 11/23/18	265,000	268,175

		798,813

Auto Manufacturers 2.3%
BMW U.S. Capital LLC, 1.500%, 04/11/19(b)	355,000	355,558
General Motors Financial Co., Inc., 2.400%, 05/09/19	479,000	481,700
PACCAR Financial Corp., 1.435%, 12/06/18, MTN(a)	200,000	201,369

	Shares or Principal Amount($)	Value($)
Auto Manufacturers—continued
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	240,244

		1,278,871

Banks 6.0%
Citigroup, Inc., 1.350%, 03/10/17	541,000	541,326
Credit Suisse New York, 1.375%, 05/26/17, MTN	845,000	844,082
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	826,093
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	576,793
Lloyds Bank PLC, 1.750%, 05/14/18	543,000	544,605

		3,332,899

Beverages 1.6%
Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	642,000	648,198
Molson Coors Brewing Co., 1.450%, 07/15/19	257,000	256,255

		904,453

Biotechnology 0.5%
Celgene Corp., 2.125%, 08/15/18	309,000	312,302

Chemicals 1.1%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	602,000	601,415

Computers 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	522,000	536,861

		536,861

Diversified Financial Services 0.5%
Air Lease Corp., 2.625%, 09/04/18	266,000	268,417

Electric 1.2%
Duke Energy Corp., 1.226%, 04/03/17(a)	141,000	141,147
Emera U.S. Finance LP, 2.150%, 06/15/19(b)	527,000	532,765

		673,912

Electronics 0.9%
Fortive Corp., 1.800%, 06/15/19(b)	480,000	481,319

Healthcare-Products 1.4%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	266,206

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Healthcare-Products—continued
Medtronic, Inc., 1.500%, 03/15/18	498,000	500,244

		766,450

Healthcare-Services 1.5%
Aetna, Inc., 1.900%, 06/07/19	488,000	492,478
UnitedHealth Group, Inc., 1.875%, 11/15/16	349,000	349,365

		841,843

Housewares 0.8%
Newell Brands, Inc., 2.600%, 03/29/19	424,000	433,515

Insurance 0.5%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	266,000	268,441

		268,441

Internet 0.4%
eBay, Inc., 2.500%, 03/09/18	222,000	225,140

Machinery-Diversified 0.9%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	529,241

Oil & Gas 3.0%
Chevron Corp., 1.365%, 03/02/18	552,000	552,973
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	554,673
Shell International Finance BV, 1.375%, 09/12/19	555,000	553,430

		1,661,076

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	461,000	463,909

Pharmaceuticals 1.3%
AbbVie, Inc., 1.800%, 05/14/18	318,000	319,299
Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	401,000	400,794

		720,093

Pipelines 0.8%
Kinder Morgan, Inc., 2.000%, 12/01/17	269,000	269,149
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	160,859

		430,008

Real Estate Investment Trust 0.4%
American Tower Corp., 4.500%, 01/15/18	225,000	233,362

	Shares or Principal Amount($)	Value($)
Retail 0.5%
CVS Health Corp., 1.900%, 07/20/18	306,000	308,961

Semiconductors 0.3%
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	200,311

Telecommunication Services 1.4%
AT&T, Inc., 5.500%, 02/01/18	488,000	514,161
Verizon Communications, Inc., 1.375%, 08/15/19	258,000	256,756

		770,917

Transportation 1.0%
Canadian National Railway Co., 0.987%, 11/14/17(a)	554,000	554,592

Total Corporate Bonds (Cost $17,503,425)		17,597,121

Municipal Bond 0.9%
Louisiana 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	529,538

Total Municipal Bond (Cost $536,416)		529,538

U.S. Government Agency Mortgages 6.7%
Federal Home Loan Mortgage Corporation
Pool #J20827, 2.000%, 10/01/22	145,241	147,705
Pool #J22421, 2.000%, 02/01/23	119,892	121,897
Pool #J24206, 2.000%, 06/01/23	144,368	146,772
Pool #J28472, 3.000%, 06/01/24	1,071,429	1,125,802

		1,542,176

Federal National Mortgage Association
Pool #471989, 2.010%, 07/01/19	229,800	233,339
Pool #AB6729, 2.000%, 10/01/22	119,726	121,616
Pool #AL3486, 2.000%, 05/01/23	113,714	115,508
Pool #AX3644, 2.391%, 10/01/44(a)	251,159	257,480
Pool #AX5937, 2.435%, 11/01/44(a)	397,378	407,302
Pool #AX2167, 2.531%, 11/01/44(a)	1,036,334	1,063,994

		2,199,239

Total U.S. Government Agency Mortgages (Cost $3,681,038)		3,741,415

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 39.3%
U.S. Treasury Notes 39.3%
1.250%, 10/31/18	1,972,000	1,989,870
1.500%, 01/31/19	8,006,000	8,128,908
1.500%, 05/31/19	8,766,000	8,912,901
1.500%, 10/31/19	2,922,000	2,973,363

Total U.S. Treasury Obligations (Cost $21,965,664)		22,005,042

Money Market Fund 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)	260,717	260,717

Total Money Market Fund (Cost $260,717)		260,717

Total Investments (Cost $55,603,864) — 99.8%		55,816,068
Other Assets in Excess of Liabilities — 0.2%		88,363

Net Assets — 100.0%		$55,904,431

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.5% of net assets as of September 30, 2016.

(c)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 91.9%
Alabama 4.1%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,382,175

Arizona 2.2%
Arizona Health Facilities Authority, Series F, RB, 0.860%, 01/01/29(a)	750,000	750,000

California 6.8%
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	219,240
California State, GO, 5.000%, 08/01/17	1,000,000	1,034,980
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,035,000	1,036,904

		2,291,124

District of Columbia 3.3%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,101,320

Illinois 4.9%
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,629,090

Indiana 3.5%
Indiana Finance Authority, Series B, RB, 5.000%, 02/01/21	1,000,000	1,168,070

Maryland 4.6%
Maryland State, Series A, GO, 5.000%, 11/01/16	1,000,000	1,003,720
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(b)	500,000	534,250

		1,537,970

Massachusetts 3.1%
Commonwealth of Massachusetts, Series C, GO, 5.000%, 08/01/27, Pre-refunded 08/01/2017 @ 100, AGM	1,000,000	1,035,220

	Shares or Principal Amount($)	Value($)
Michigan 3.5%
Michigan State, RB, 5.000%, 03/15/22	1,000,000	1,190,270

Missouri 3.9%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,293,156

Nevada 3.1%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,030,140

North Carolina 5.6%
North Carolina Medical Care Commission, RB, 5.000%, 10/01/18(c)	745,000	776,588
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,089,310

		1,865,898

Ohio 9.5%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	2,001,940
Ohio State, RB, 5.000%, 12/15/19	500,000	562,370
Ohio State, RB, 5.000%, 12/15/22	500,000	607,475

		3,171,785

Pennsylvania 3.2%
Philadelphia Gas Works Co, RB, 5.000%, 10/01/18	1,000,000	1,074,870

Rhode Island 9.3%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	814,808
State of Rhode Island, GO, 5.000%, 08/01/18(b)	2,150,000	2,311,916

		3,126,724

South Carolina 2.2%
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.000%, 12/01/16	750,000	755,250

Texas 9.1%
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	202,712

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Short-Term Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Texas—continued
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	207,584
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,016,670
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(b)	1,605,000	1,609,462

		3,036,428

Washington 10.0%
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,200,424
Snohomish County Public Utility District No. 1, RB, 5.000%, 12/01/16	1,000,000	1,007,280
Tacoma Sewer Revenue, Series B, RB, 5.000%, 12/01/20	1,000,000	1,160,120

		3,367,824

Total Municipal Bonds (Cost $30,669,895)		30,807,314

	Shares or Principal Amount($)	Value($)
Money Market Fund 9.5%
Federated Government Obligations Fund, Institutional Shares, 0.26%(d)	3,199,919	3,199,919

Total Money Market Fund (Cost $3,199,919)		3,199,919

Total Investments (Cost $33,869,814) — 101.4%		34,007,233
Liabilities in Excess of Other Assets — (1.4)%		(468,035)

Net Assets — 100.0%		$33,539,198

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMT	—	Income subject to Alternative Minimum Tax
CA MTG INS	—	California Mortgage Insurance
GO	—	General Obligation
RB	—	Revenue Bond
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 5.4%
Automobiles 0.8%
Ford Credit Auto Owner Trust, Series 2016-1, Cl A, 2.310%, 08/15/27(a)	3,525,000	3,606,391
Nissan Auto Lease Trust, Series 2016-B, Cl A2B, 0.780%, 12/17/18(b)	4,160,000	4,159,966

		7,766,357

Credit Card 2.9%
American Express Issuance Trust II, Series 2013-1, Cl A, 0.804%, 02/15/19(b)	1,455,000	1,457,886
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	4,885,000	5,033,252
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.974%, 07/15/22(b)	5,318,000	5,288,787
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.230%, 05/15/28(b)	1,632,000	1,542,169
Capital One Multi-Asset Execution Trust, Series 2016-A4, Cl A4, 1.330%, 06/15/22	5,030,000	5,022,741
Discover Card Execution Note Trust, Series 2016-A4, Cl A4, 1.390%, 03/15/22	7,910,000	7,912,514
World Financial Network Credit Card Master Trust, Series 2016-B, Cl A, 1.440%, 06/15/22	3,300,000	3,300,177

		29,557,526

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	4,191,175	4,284,550
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,748,864	4,883,628
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	2,895,000	2,922,219

	Shares or Principal Amount($)	Value($)
Other—continued
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	4,975,000	5,044,869

		17,135,266

Total Asset-Backed Securities (Cost $53,920,236)		54,459,149

Collateralized Mortgage Obligations 5.9%
Commercial Mortgage Backed Securities 5.9%
Federal Home Loan Mortgage Corporation
Series K009, Cl X2, 5.362%, 09/25/40(b)	2,292,165	410,447
Series K021, Cl X1, 1.617%, 06/25/22(b)	19,148,668	1,338,783
Series K027, Cl X1, 0.942%, 01/25/23(b)	119,348,771	4,965,434

		6,714,664

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	2,495,000	2,710,331
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	2,320,000	2,482,878
Series 2013-K25, Cl B, 3.743%, 11/25/45(a)(b)	2,980,000	3,129,864
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	1,925,000	1,974,569
Series 2016-K52, Cl B, 4.055%, 01/25/49(a)(b)	3,170,000	3,219,906
Series 2016-K722, Cl B, 3.835%, 07/25/49(a)(b)	395,000	395,448

		13,912,996

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	5,085,000	5,493,351
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,211,000	3,330,770
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,989,186

		11,813,307

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,170,315

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	1,790,000	1,910,416

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	3,645,000	3,868,370
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	1,170,000	1,235,866

		5,104,236

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	5,275,000	5,661,240

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl AFL, 1.530%, 08/15/45(a)(b)	5,585,000	5,607,929
Series 2012-C10, Cl AS, 3.241%, 12/15/45	4,040,000	4,205,315

		9,813,244

Total Collateralized Mortgage Obligations (Cost $57,688,527)		59,100,418

Corporate Bonds 26.1%
Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,852,000	1,873,885

Airlines 0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 01/07/30,Series A	1,377,000	1,435,522

Auto Manufacturers 1.0%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)	2,497,000	2,550,583
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	1,280,000	1,299,187
General Motors Co., 5.200%, 04/01/45	4,357,000	4,532,064
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,539,000	1,545,138

		9,926,972

Auto Parts & Equipment 0.1%
Lear Corp., 4.750%, 01/15/23	1,338,000	1,389,847

Banks 4.3%
Citigroup, Inc., 2.350%, 08/02/21	2,248,000	2,256,747
Fifth Third Bank, 2.250%, 06/14/21	1,195,000	1,214,957

	Shares or Principal Amount($)	Value($)
Banks—continued
Fifth Third Bank, 3.850%, 03/15/26	3,120,000	3,325,121
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	2,320,000	2,529,992
Huntington National Bank (The), 1.300%, 11/20/16	1,869,000	1,869,620
JPMorgan Chase & Co., 2.295%, 08/15/21, MTN	2,450,000	2,455,329
Lloyds Bank PLC, 2.050%, 01/22/19	1,768,000	1,775,429
Morgan Stanley, 2.650%, 01/27/20	1,878,000	1,919,059
Morgan Stanley, 3.125%, 07/27/26, MTN	6,246,000	6,283,345
Morgan Stanley, 3.950%, 04/23/27	1,159,000	1,203,794
Regions Bank, 2.250%, 09/14/18	845,000	851,766
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	5,184,000	5,101,020
Royal Bank of Scotland Group PLC, 8.625%(b)(c)	5,025,000	4,918,219
Toronto-Dominion Bank (The), 3.625%, 09/15/31(b)	761,000	763,099
US Bancorp, 2.350%, 01/29/21, MTN	1,294,000	1,331,415
US Bancorp, 3.600%, 09/11/24, MTN	2,485,000	2,663,294
US Bank NA, 1.100%, 01/30/17	2,968,000	2,968,469

		43,430,675

Beverages 0.9%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,174,000	1,211,446
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	713,000	765,762
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	2,168,000	2,579,445
Molson Coors Brewing Co., 4.200%, 07/15/46	1,846,000	1,923,423
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	2,020,000	2,026,056

		8,506,132

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	819,000	863,293
Celgene Corp., 5.000%, 08/15/45	961,000	1,082,006

		1,945,299

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	935,000	940,968
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	903,000	971,561
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	851,000	906,710
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,290,717

		4,109,956

Computers 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	1,773,000	2,122,903

Diversified Financial Services 1.2%
Air Lease Corp., 4.250%, 09/15/24	4,376,000	4,599,789
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,495,937
Lazard Group LLC, 3.750%, 02/13/25	3,968,000	3,994,415
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,449,000	1,509,872

		11,600,013

Electric 1.4%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,050,000	1,394,653
Duke Energy Corp., 3.750%, 09/01/46	2,903,000	2,815,254
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	2,947,000	3,162,856
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,241,589
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,376,000	4,895,077

		13,509,429

Electronics 0.1%
Fortive Corp., 4.300%, 06/15/46(a)	738,000	789,816

	Shares or Principal Amount($)	Value($)
Forest Products & Paper 0.3%
International Paper Co., 3.000%, 02/15/27	3,201,000	3,197,284

Healthcare-Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	761,000	867,907
Medtronic, Inc., 3.500%, 03/15/25	565,000	608,429
Medtronic, Inc., 4.625%, 03/15/45	1,597,000	1,876,456

		3,352,792

Healthcare-Services 0.5%
Aetna, Inc., 4.375%, 06/15/46	3,254,000	3,407,416
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,426,000	1,561,098

		4,968,514

Insurance 0.5%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	879,000	1,016,014
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,291,000	1,296,283
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	1,746,000	1,958,151
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	836,000	913,544

		5,183,992

Media 0.6%
Comcast Corp., 3.400%, 07/15/46	4,332,000	4,211,146
Viacom, Inc., 3.450%, 10/04/26	1,715,000	1,713,988

		5,925,134

Mining 2.1%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	3,977,000	4,544,275
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,223,472
Newmont Mining Corp., 4.875%, 03/15/42	2,703,000	2,848,124
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	8,538,343

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Mining—continued
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25(d)	4,057,000	4,364,727

		21,518,941

Miscellaneous Manufacturer 0.7%
General Electric Co., 2.700%, 10/09/22	1,118,000	1,164,975
General Electric Co., 3.450%, 05/15/24, MTN	2,024,000	2,196,064
General Electric Co., 4.125%, 10/09/42	901,000	986,040
General Electric Co., 5.250%, 12/06/17	2,161,000	2,265,169

		6,612,248

Oil & Gas 3.4%
Anadarko Petroleum Corp., 3.450%, 07/15/24	2,606,000	2,570,564
Apache Corp., 3.250%, 04/15/22	2,190,000	2,247,251
BP Capital Markets PLC, 2.112%, 09/16/21(d)	925,000	930,376
Devon Energy Corp., 5.850%, 12/15/25(d)	2,145,000	2,413,938
Ensco PLC, 4.500%, 10/01/24	1,098,000	790,560
Ensco PLC, 5.200%, 03/15/25(d)	4,517,000	3,303,503
Ensco PLC, 5.750%, 10/01/44	1,833,000	1,119,386
Hess Corp., 4.300%, 04/01/27	3,722,000	3,750,979
Marathon Oil Corp., 3.850%, 06/01/25(d)	2,147,000	2,038,886
Marathon Petroleum Corp., 3.625%, 09/15/24	342,000	344,561
Marathon Petroleum Corp., 5.000%, 09/15/54	2,381,000	2,088,063
Shell International Finance BV, 1.750%, 09/12/21	1,606,000	1,597,135
Shell International Finance BV, 3.750%, 09/12/46	2,590,000	2,556,926
Woodside Finance Ltd., 3.650%, 03/05/25(a)	1,575,000	1,588,121
Woodside Finance Ltd., 3.700%, 09/15/26(a)	4,211,000	4,232,927
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,086,000	2,229,519

		33,802,695

	Shares or Principal Amount($)	Value($)
Oil & Gas Services 0.7%
FMC Technologies, Inc., 3.450%, 10/01/22	508,000	514,723
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	1,726,000	1,799,759
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	3,391,000	3,689,323
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,309,000	1,387,049

		7,390,854

Pharmaceuticals 1.0%
AbbVie, Inc., 3.600%, 05/14/25	2,129,000	2,225,365
Novartis Securities Investment Ltd., 5.125%, 02/10/19	765,000	833,244
Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	1,780,000	1,782,241
Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	1,212,000	1,218,519
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	3,764,000	3,746,151

		9,805,520

Pipelines 1.2%
EnLink Midstream Partners LP, 4.150%, 06/01/25	3,296,000	3,155,244
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,877,175
Phillips 66 Partners LP, 3.605%, 02/15/25	362,000	364,074
Phillips 66 Partners LP, 4.680%, 02/15/45	470,000	445,310
Transcanada Trust, 5.875%, 08/15/76(b)	660,000	698,280
Western Gas Partners LP, 4.650%, 07/01/26	2,773,000	2,869,769
Williams Partners LP, 4.000%, 09/15/25	1,631,000	1,630,703

		12,040,555

Real Estate Investment Trust 1.1%
American Tower Corp., 3.500%, 01/31/23	1,377,000	1,436,303
American Tower Corp., 5.000%, 02/15/24	2,564,000	2,904,199

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Real Estate Investment Trust—continued
Boston Properties LP, 3.650%, 02/01/26	1,437,000	1,519,839
Digital Realty Trust LP, 3.950%, 07/01/22	2,468,000	2,615,833
Digital Realty Trust LP, 4.750%, 10/01/25	1,521,000	1,650,383
Simon Property Group LP, 3.300%, 01/15/26	1,043,000	1,100,809

		11,227,366

Retail 0.7%
CVS Health Corp., 5.125%, 07/20/45	1,372,000	1,678,841
Home Depot, Inc. (The), 2.625%, 06/01/22	1,554,000	1,613,703
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,140,000	4,148,885

		7,441,429

Semiconductors 0.8%
Intel Corp., 1.950%, 10/01/16	1,031,000	1,031,000
Intel Corp., 4.100%, 05/19/46	1,517,000	1,623,645
NVIDIA Corp., 3.200%, 09/16/26	1,789,000	1,803,087
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,594,584

		8,052,316

Software 0.8%
Activision Blizzard, Inc., 3.400%, 09/15/26(a)	2,162,000	2,171,262
Oracle Corp., 2.650%, 07/15/26	5,376,000	5,376,978

		7,548,240

Telecommunication Services 1.2%
AT&T, Inc., 2.375%, 11/27/18	1,854,000	1,888,907
AT&T, Inc., 3.950%, 01/15/25	580,000	615,674
AT&T, Inc., 4.350%, 06/15/45	699,000	688,552
AT&T, Inc., 4.750%, 05/15/46	1,730,000	1,810,367
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,466,000	2,637,607
Cisco Systems, Inc., 2.125%, 03/01/19	1,666,000	1,698,589

	Shares or Principal Amount($)	Value($)
Telecommunication Services—continued
Verizon Communications, Inc., 4.125%, 08/15/46	2,726,000	2,726,752

		12,066,448

Toys/Games/Hobbies 0.1%
Mattel, Inc., 2.350%, 08/15/21	1,394,000	1,413,222

Total Corporate Bonds (Cost $249,970,238)		262,187,999

U.S. Government Agency Mortgages 26.3%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	4,170,738	4,455,859
Pool #C91768, 3.500%, 07/01/34	1,782,986	1,896,404
Pool #G01779, 5.000%, 04/01/35	292,991	327,744
Pool #G01838, 5.000%, 07/01/35	259,975	290,780
Pool #G01837, 5.000%, 07/01/35	915,344	1,024,462
Pool #Z40115, 6.000%, 05/01/36	4,852,047	5,624,214
Pool #G05326, 5.000%, 02/01/38	1,205,224	1,346,471
Pool #G07135, 6.000%, 10/01/38	1,500,536	1,716,953
Pool #G08347, 4.500%, 06/01/39	2,427,211	2,661,798
Pool #G05606, 4.500%, 07/01/39	6,737,058	7,404,675
Pool #G08353, 4.500%, 07/01/39	3,032,251	3,332,925
Pool #G06079, 6.000%, 07/01/39	697,773	796,184
Pool #A89384, 4.000%, 10/01/39	176,064	189,634
Pool #A89148, 4.000%, 10/01/39	1,338,727	1,441,927
Pool #G08372, 4.500%, 11/01/39	1,786,669	1,963,955
Pool #Q30058, 3.000%, 01/01/40	1,227,481	1,276,699
Pool #A93101, 5.000%, 07/01/40	1,282,300	1,422,662
Pool #G06061, 4.000%, 10/01/40	2,675,759	2,894,598
Pool #V82101, 4.000%, 11/01/40	863,834	930,692

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #A95796, 4.000%, 12/01/40	1,075,384	1,158,393
Pool #A95822, 4.000%, 12/01/40	2,715,411	2,954,729
Pool #G60126, 4.500%, 11/01/41	399,730	438,295
Pool #G07491, 4.500%, 03/01/42	48,269	52,986
Pool #C04123, 4.000%, 07/01/42	3,685,993	3,997,038
Pool #G60019, 4.500%, 03/01/44	6,405,931	7,039,226
Pool #Q31066, 4.000%, 02/01/45	1,170,980	1,273,352
Pool #Q31645, 4.000%, 02/01/45	5,184,275	5,592,852
Pool #G60589, 4.000%, 02/01/45	6,174,122	6,622,153
Pool #Q35611, 4.000%, 09/01/45	5,687,973	6,158,828
Pool #Q36238, 4.000%, 09/01/45	2,236,004	2,401,991
Pool #Q37163, 3.500%, 11/01/45	2,931,679	3,128,970
Pool #Q40240, 4.000%, 03/01/46	1,263,219	1,355,260
Pool #Q40123, 3.500%, 04/01/46	2,718,031	2,906,144
Pool #Q40124, 3.500%, 04/01/46	3,494,778	3,731,557
Pool #Q40723, 4.000%, 05/01/46	3,195,235	3,428,376

		93,238,786

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	3,024,304	3,236,227
Pool #MA1630, 4.000%, 10/01/33	1,792,119	1,941,641
Pool #MA1688, 3.500%, 12/01/33	123,253	131,165
Pool #MA1763, 3.500%, 01/01/34	3,589,704	3,819,156
Pool #190370, 6.000%, 06/01/36	1,519,693	1,745,161
Pool #745950, 6.000%, 11/01/36	1,526,156	1,751,893
Pool #888128, 6.000%, 01/01/37	247,686	284,189

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #890248, 6.000%, 08/01/37	355,600	413,775
Pool #889529, 6.000%, 03/01/38	124,954	145,406
Pool #889579, 6.000%, 05/01/38	583,402	669,370
Pool #995724, 6.000%, 04/01/39	1,113,804	1,295,614
Pool #AE0814, 6.000%, 09/01/39	229,751	263,339
Pool #AC2817, 4.000%, 10/01/39	428,718	460,574
Pool #AX3605, 3.500%, 01/01/40	2,488,737	2,628,894
Pool #932441, 4.000%, 01/01/40	5,941,636	6,383,124
Pool #AC9564, 4.500%, 02/01/40	727,782	805,667
Pool #AL7497, 3.500%, 09/01/40	6,867,118	7,272,595
Pool #AE3860, 5.000%, 10/01/40	467,575	520,305
Pool #AE5143, 4.000%, 11/01/40	386,336	417,946
Pool #AE9284, 4.000%, 11/01/40	577,301	620,197
Pool #AL0215, 4.500%, 04/01/41	4,068,820	4,474,513
Pool #AB3274, 4.500%, 07/01/41	1,721,165	1,897,702
Pool #AZ0570, 4.000%, 09/01/41	1,809,804	1,951,744
Pool #AW8154, 3.500%, 01/01/42	11,512,077	12,254,353
Pool #AB5188, 3.500%, 05/01/42	6,290,409	6,662,123
Pool #AZ0572, 3.000%, 06/01/42	1,896,770	1,973,157
Pool #AP7874, 3.500%, 10/01/42	1,851,203	1,960,622
Pool #AB8726, 3.500%, 03/01/43	5,939,514	6,287,376
Pool #AT4912, 4.000%, 05/01/43	1,914,767	2,077,975
Pool #AS0653, 4.000%, 10/01/43	719,945	781,584
Pool #AV3452, 4.000%, 02/01/44	3,718,309	3,996,793
Pool #AS2037, 4.500%, 03/01/44	2,760,123	3,023,473

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AL6223, 4.500%, 08/01/44	616,123	675,973
Pool #AL7378, 3.000%, 11/01/44	3,051,381	3,189,219
Pool #AY2685, 4.500%, 01/01/45	678,579	750,006
Pool #MA2279, 4.000%, 05/01/45	2,129,164	2,287,370
Pool #AZ9213, 4.000%, 10/01/45	5,582,737	6,055,209
Pool #BC2470, 3.500%, 02/01/46	2,266,612	2,442,527
Pool #BC6521, 3.500%, 05/01/46	3,280,189	3,467,876
Pool #BC8441, 4.000%, 06/01/46	1,588,036	1,706,975
Pool #BD1154, 3.500%, 08/01/46	2,780,951	2,943,507
Pool #BD4896, 4.000%, 08/01/46(e)	3,785,128	4,066,869
Pool #BC5673, 4.000%, 08/01/46	4,176,703	4,499,153
Pool #BC5696, 4.000%, 09/01/46	3,452,162	3,718,672

		117,951,009

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	6,209,119	6,940,944
Pool #783653, 5.000%, 08/15/40	588,106	657,679
Pool #MA0321, 5.000%, 08/20/42	491,770	539,039
Pool #666413, 4.000%, 09/15/43	1,238,224	1,330,465
Pool #MA2681, 5.000%, 03/20/45	1,862,419	2,021,102
Pool #AM4159, 4.000%, 04/15/45	6,290,994	6,762,864
Pool #AM0226, 4.000%, 05/15/45	1,283,328	1,381,209
Pool #AM9875, 4.000%, 06/15/45	1,583,265	1,716,251
Pool #AM8631, 4.000%, 07/15/45	2,450,360	2,637,819
Pool #AN5745, 4.000%, 07/15/45	3,147,585	3,400,519
Pool #AN5764, 4.000%, 07/15/45	1,284,182	1,382,315

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AN5766, 4.000%, 07/15/45	1,292,847	1,389,936
Pool #AN6811, 4.000%, 07/15/45	1,094,926	1,178,188
Pool #AB5970, 4.000%, 10/15/45	2,072,420	2,227,935
Pool #AB5975, 4.000%, 11/15/45	2,129,542	2,294,444
Pool #AO9362, 4.000%, 12/15/45	8,727,783	9,382,599
Pool #MA3875, 4.000%, 08/20/46	4,505,147	4,842,789
Pool #AV6530, 4.000%, 08/20/46	1,806,931	1,958,477

		52,044,574

Total U.S. Government Agency Mortgages (Cost $257,237,199)		263,234,369

U.S. Treasury Obligations 33.6%
U.S. Treasury Bond 4.6%
2.500%, 05/15/46	44,561,000	46,120,635

U.S. Treasury Notes 29.0%
0.625%, 09/30/17(f)(g)	17,526,000	17,517,780
1.250%, 10/31/18	4,695,000	4,737,546
0.750%, 08/15/19	60,575,000	60,364,381
1.375%, 02/29/20(f)	40,872,000	41,406,851
1.625%, 07/31/20(f)	115,208,000	117,714,696
1.500%, 08/15/26(d)	49,590,000	49,107,638

		290,848,892

Total U.S. Treasury Obligations (Cost $337,608,484)		336,969,527

Foreign Government Bonds 2.0%
Sovereign 2.0%
Argentine Bonos del Tesoro, 21.200%, 09/19/18	ARS 149,950,000	9,864,096
Argentine Bonos del Tesoro, 22.750%, 03/05/18	ARS 153,210,000	10,228,394

Total Foreign Government Bonds (Cost $20,486,432)		20,092,490

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Money Market Funds 4.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(h)	26,076,051	26,076,051
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.27%(h)(i)	17,721,253	17,721,253

Total Money Market Funds (Cost $43,797,304)		43,797,304

Total Investments (Cost $1,020,708,420) — 103.7%		1,039,841,256
Liabilities in Excess of Other Assets — (3.7)%		(37,210,036)

Net Assets — 100.0%		$1,002,631,220

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.5% of net assets as of September 30, 2016.

(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(c)	Perpetual maturity.

(d)	The security or a partial position of the security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016 was $17,287,833.

(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for centrally cleared credit default swap contracts.

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2016.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016 (See Note 2(k)).

Investment Abbreviation

ARS	—	Argentine Peso
MTN	—	Medium Term Note

At September 30, 2016, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contract — Buy Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Received	Value	Unrealized Depreciation
CDX North America High Yield Index 27	JPMorgan (ICE)	$100,000,000	5.000%	12/20/21	$(3,474,531)	$(4,381,853)	$(907,322)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract — Buy Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Made	Value	Unrealized Depreciation
United Mexican States	JPMorgan (ICE)	$50,000,000	1.000%	12/20/21	$1,692,884	$1,596,756	$(96,128)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at September 30, 2016.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Total Return Bond Fund — concluded

Forward Foreign Currency Contracts

At September 30, 2016, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	JPMorgan	10/31/16	13,288,919	$10,100,000	$10,164,937	$(64,937)
Australian Dollar	JPMorgan	11/01/16	13,402,175	10,070,000	10,251,342	(181,342)
Colombian Peso	JPMorgan	11/15/16	29,600,000,000	10,003,379	10,186,288	(182,909)
Colombian Peso	JPMorgan	11/16/16	29,370,000,000	10,155,602	10,105,553	50,049
Euro	JPMorgan	11/14/16	17,694,558	19,856,314	19,914,276	(57,962)
Euro	JPMorgan	11/15/16	17,943,945	20,100,000	20,195,804	(95,804)
New Zealand Dollar	JPMorgan	10/31/16	13,934,331	10,100,000	10,134,998	(34,998)
New Zealand Dollar	JPMorgan	11/02/16	13,978,204	10,070,000	10,166,070	(96,070)
Norwegian Krone	JPMorgan	11/15/16	165,305,918	20,414,893	20,680,026	(265,133)
Pound Sterling	JPMorgan	11/02/16	7,675,469	10,070,000	9,954,463	115,537
Yuan Renminbi Offshore	JPMorgan	02/13/17	132,475,860	19,809,119	19,711,357	97,762

Total Short Contracts				$150,749,307	$151,465,114	$(715,807)

Long:
Australian Dollar	JPMorgan	10/31/16	13,288,919	$10,058,533	$10,164,937	$106,404
Colombian Peso	JPMorgan	11/15/16	29,600,000,000	10,000,000	10,186,288	186,288
Colombian Peso	JPMorgan	11/16/16	29,370,000,000	10,000,000	10,105,554	105,554
Euro	JPMorgan	11/15/16	17,943,946	20,159,574	20,195,804	36,230
New Zealand Dollar	JPMorgan	10/31/16	13,934,331	10,089,953	10,134,998	45,045
Norwegian Krone	JPMorgan	11/15/16	165,305,918	20,100,000	20,680,025	580,025
Yuan Renminbi Offshore	JPMorgan	02/13/17	132,475,860	19,638,564	19,711,356	72,792

Total Long Contracts				$100,046,624	$101,178,962	$1,132,338

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.8%
Student Loan 0.8%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 0.863%, 12/07/20(a)	11,798,027	11,771,127

Total Asset-Backed Security (Cost $11,795,211)		11,771,127

Collateralized Mortgage Obligations 50.0%
Agency Collateralized Mortgage Obligations 24.9%
Federal Home Loan Mortgage Corporation
Series 2781, Cl FA, REMIC, 0.874%, 04/15/34(a)	9,682,017	9,672,019
Series 328, Cl F4, STRIPS, 0.844%, 02/15/38(a)	50,241,961	50,173,221
Series 3418, Cl FB, REMIC, 0.824%, 04/15/20(a)	6,364,888	6,372,335
Series 3593, Cl F, REMIC, 0.994%, 03/15/36(a)	3,533,730	3,549,103
Series 4057, Cl CF, REMIC, 0.974%, 04/15/39(a)	12,396,172	12,413,803
Series 4093, Cl FB, REMIC, 0.874%, 07/15/39(a)	6,138,617	6,129,830
Series 4247, Cl EF, REMIC, 0.924%, 03/15/32(a)	2,057,096	2,066,796
Series 4416, Cl FB, REMIC, 0.814%, 01/15/40(a)	13,481,863	13,435,374
Series 4474, Cl WF, REMIC, 0.844%, 12/15/36(a)	23,063,928	23,023,555

		126,836,036

Federal National Mortgage Association
Series 2010-137, Cl WB, REMIC, 3.054%, 07/25/40(a)	6,619,503	6,883,462
Series 2012-120, Cl AF, REMIC, 0.775%, 02/25/32(a)	1,725,679	1,715,300
Series 2012-93, Cl FL, REMIC, 0.925%, 09/25/32(a)	5,585,794	5,581,123
Series 2013-34, Cl PF, REMIC, 0.875%, 08/25/42(a)	14,667,942	14,630,320
Series 2014-75, Cl FK, REMIC, 0.875%, 12/25/41(a)	4,584,787	4,578,148
Series 2015-42, Cl BF, REMIC, 0.804%, 06/25/45(a)	26,478,648	26,388,327

	Shares or Principal Amount($)	Value($)
Agency Collateralized Mortgage Obligations—continued
Series 2016-36, Cl FB, REMIC, 1.025%, 03/25/43(a)	12,624,557	12,648,590

		72,425,270

Government National Mortgage Association
Series 2012-98, Cl FM, 0.732%, 12/20/38(a)	2,332,594	2,324,458

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.969%, 10/07/20(a)	34,205,220	34,271,807
Series 2010-R2, Cl 1A, 0.889%, 11/06/17(a)	41,797,440	41,805,281
Series 2010-R2, Cl 2A, 0.989%, 11/05/20(a)	34,799,557	34,789,709
Series 2010-R3, Cl 1A, 1.079%, 12/08/20(a)	6,694,713	6,706,324
Series 2010-R3, Cl 2A, 1.079%, 12/08/20(a)	2,316,870	2,321,701
Series 2011-R1, Cl 1A, 0.975%, 01/08/20(a)	17,917,180	17,951,990
Series 2011-R2, Cl 1A, 0.919%, 02/06/20(a)	41,341,424	41,367,296
Series 2011-R3, Cl 1A, 0.918%, 03/11/20(a)	1,290,309	1,289,641
Series 2011-R4, Cl 1A, 0.904%, 03/06/20(a)	10,686,280	10,690,467

		191,194,216

		392,779,980

Agency Collateralized Planned Amortization Class Mortgage Obligations 5.2%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 0.824%, 04/15/35(a)	2,377,407	2,370,086
Series 3990, Cl GF, REMIC, 0.924%, 03/15/41(a)	11,833,828	11,844,201
Series 3995, Cl PF, REMIC, 0.974%, 05/15/39(a)	14,602,146	14,647,867
Series 4203, Cl PF, REMIC, 0.774%, 09/15/42(a)	22,227,894	22,028,756
Series 4571, Cl FK, REMIC, 1.124%, 02/15/44(a)	6,537,577	6,542,810

		57,433,720

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 0.875%, 09/25/36(a)	10,429,399	10,412,177

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Agency Collateralized Planned Amortization Class Mortgage Obligations—continued
Series 2008-24, Cl PF, REMIC, 1.175%, 02/25/38(a)	2,227,249	2,235,689
Series 2013-109, Cl PF, REMIC, 0.875%, 06/25/42(a)	6,678,771	6,659,237

		19,307,103

Government National Mortgage Association
Series 2003-67, Cl FP, 1.432%, 08/20/33(a)	5,621,875	5,710,418

		82,451,241

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.725%, 01/25/24(a)	289,582	293,921

Commercial Mortgage Backed Securities 19.9%
Federal Home Loan Mortgage Corporation
Series KF11, Cl A, 1.175%, 09/25/25(a)	14,883,540	14,874,232
Series KF15, Cl A, 1.195%, 02/25/23(a)	12,997,105	13,021,481
Series KLH3, Cl A, 1.222%, 11/25/22(a)	10,000,000	10,012,530
Series KS05, Cl A, 1.022%, 01/25/23(a)	5,986,000	5,987,831

		43,896,074

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.975%, 06/25/21(a)	27,565,689	27,561,102
Series 2013-M14, Cl FA, 0.875%, 08/25/18(a)	22,810,374	22,823,916
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	9,852,787	9,977,100
Series 2015-M12, Cl FA, 0.851%, 04/25/20(a)	35,157,926	35,192,575
Series 2015-M13, Cl ASQ2, 1.646%, 09/25/19(c)	10,615,000	10,667,625
Series 2016-M8, Cl FA, 1.025%, 07/25/26(a)(c)	48,827,010	48,391,107
Series 2016-M9, Cl FA, 1.108%, 09/25/23(a)	63,000,000	62,953,449

		217,566,874

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
FRESB Mortgage Trust
Series 2015-SB3, Cl A5, 2.012%, 08/25/42(a)	13,041,821	13,031,387
Series 2015-SB9, Cl A5, 2.535%, 11/25/35(a)	24,949,102	25,350,783
Series 2016-SB20, Cl A5H, 2.140%, 07/25/36(a)	12,997,889	13,108,371

		51,490,541

		312,953,489

Total Collateralized Mortgage Obligations (Cost $788,525,098)		788,478,631

U.S. Government Agency Mortgages 47.1%
Federal Home Loan Mortgage Corporation
Pool #G11520, 5.000%, 01/01/19	1,618,381	1,662,659
Pool #G14742, 2.000%, 05/01/23	423,154	430,198
Pool #1B8683, 2.922%, 04/01/34(a)	11,183,714	11,825,368
Pool #848744, 2.772%, 05/01/34(a)	14,399,638	15,183,420
Pool #848736, 2.720%, 05/01/35(a)	23,419,963	24,635,518
Pool #848747, 2.989%, 07/01/36(a)	13,545,700	14,289,695
Pool #1Q1195, 2.713%, 05/01/37(a)	12,219,661	12,921,297
Pool #848796, 2.845%, 05/01/37(a)	25,403,770	26,829,166
Pool #848852, 2.898%, 08/01/37(a)	17,481,356	18,462,369
Pool #1Q1420, 2.945%, 09/01/39(a)	18,054,677	19,104,946
Pool #2B0607, 2.613%, 06/01/42(a)	2,620,781	2,691,596
Pool #849139, 3.116%, 09/01/43(a)	2,961,271	3,090,645
Pool #849283, 2.962%, 03/01/44(a)	18,116,471	18,832,681

		169,959,558

Federal National Mortgage Association
Pool #888015, 6.000%, 11/01/16	11,244	11,233
Pool #889232, 5.440%, 06/01/17	1,303,123	1,306,062
Pool #888969, 5.911%, 11/01/17	2,673,082	2,750,848

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #467010, 3.520%, 01/01/18	5,390,126	5,492,419
Pool #385912, 5.350%, 02/01/18	5,414,895	5,570,095
Pool #467288, 2.800%, 03/01/18	1,529,468	1,552,727
Pool #468279, 3.470%, 06/01/18	3,723,233	3,802,822
Pool #709832, 4.500%, 06/01/18	2,507,450	2,572,075
Pool #721333, 4.500%, 06/01/18	2,448,749	2,511,375
Pool #254906, 4.500%, 10/01/18	9,068,428	9,318,382
Pool #AL8274, 4.500%, 12/01/18	7,253,686	7,449,342
Pool #AM7163, 0.946%, 05/01/19(a)	10,708,493	10,699,251
Pool #AM6261, 0.745%, 07/01/19(c)	15,370,000	15,368,383
Pool #AM7028, 0.735%, 10/01/19(a)(c)	18,405,000	18,385,434
Pool #AN3353, 1.094%, 09/01/21(d)	10,750,000	10,756,719
Pool #AM9893, 0.876%, 10/01/21(a)	27,500,000	27,500,783
Pool #469856, 1.286%, 12/01/21(a)(c)	17,690,000	17,642,896
Pool #AM9040, 0.766%, 06/01/22(a)(c)	17,995,000	17,982,293
Pool #AM9651, 0.796%, 08/01/22(a)	14,330,000	14,332,591
Pool #AM7213, 1.146%, 08/01/22(a)	4,540,000	4,536,120
Pool #AM2292, 0.846%, 01/01/23(a)	4,619,681	4,602,548
Pool #AM2354, 0.886%, 01/01/23(a)	2,773,699	2,769,679
Pool #AN2256, 1.076%, 07/01/23(a)	17,775,000	17,779,375
Pool #AN2605, 0.954%, 08/01/23(a)	10,000,000	9,997,416
Pool #AN1582, 0.964%, 09/01/23(a)	14,525,000	14,530,750
Pool #AM4611, 0.956%, 11/01/23(a)	4,738,732	4,738,943
Pool #AN2868, 1.012%, 12/01/24(a)	4,700,000	4,675,266
Pool #AL0222, 2.723%, 07/01/34(a)	8,171,775	8,623,672

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AD0064, 2.453%, 01/01/35(a)	7,518,496	7,824,407
Pool #AD7165, 2.406%, 04/01/35(a)	1,781,164	1,875,830
Pool #995609, 2.901%, 04/01/35(a)	1,669,272	1,769,563
Pool #822302, 2.917%, 05/01/35(a)	2,770,443	2,932,271
Pool #AL0505, 2.843%, 11/01/35(a)	7,480,185	7,931,740
Pool #AL0345, 2.893%, 11/01/35(a)	3,531,766	3,725,387
Pool #AD0377, 2.488%, 01/01/36(a)	1,759,600	1,833,851
Pool #995540, 2.664%, 01/01/36(a)	5,892,022	6,217,700
Pool #888722, 2.730%, 01/01/36(a)	1,676,264	1,758,110
Pool #AL1015, 2.723%, 04/01/36(a)	1,843,661	1,947,310
Pool #AL0854, 2.804%, 06/01/36(a)	5,291,361	5,591,933
Pool #AL2202, 2.814%, 06/01/36(a)	7,966,669	8,386,919
Pool #AA3517, 2.631%, 11/01/36(a)	4,630,347	4,851,738
Pool #AL0968, 2.776%, 12/01/36(a)	12,472,422	13,166,301
Pool #906216, 2.555%, 01/01/37(a)	2,060,044	2,180,691
Pool #AL0872, 2.436%, 07/01/37(a)	3,576,325	3,730,994
Pool #AL0960, 2.794%, 07/01/37(a)	13,892,313	14,649,439
Pool #AD0380, 2.698%, 10/01/37(a)	6,600,848	6,953,009
Pool #AL0966, 2.669%, 11/01/37(a)	5,635,478	5,955,156
Pool #AE0332, 2.746%, 11/01/37(a)	5,353,602	5,671,048
Pool #AL0270, 2.731%, 08/01/38(a)	12,080,489	12,706,074
Pool #AL6516, 2.694%, 04/01/40(a)	12,615,643	13,273,172
Pool #AL5295, 2.896%, 09/01/40(a)	13,030,594	13,715,866
Pool #AE0544, 2.613%, 11/01/40(a)	7,988,165	8,437,223
Pool #AL7812, 2.762%, 11/01/40(a)	24,362,254	25,612,250

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #AL0323, 3.027%, 06/01/41(a)	8,616,322	9,032,713
Pool #AL1801, 2.950%, 05/01/42(a)	5,622,575	5,850,859
Pool #AI3544, 2.412%, 05/01/43(a)	3,205,854	3,300,507
Pool #AV9481, 1.997%, 07/01/43(a)	1,072,845	1,103,506
Pool #AT1150, 2.783%, 09/01/43(a)	10,294,580	10,679,311
Pool #AT1155, 2.975%, 09/01/43(a)	3,245,579	3,365,152
Pool #AU6696, 2.742%, 10/01/43(a)	17,491,109	18,135,735
Pool #AL5406, 3.241%, 06/01/44(a)	7,644,131	7,993,295
Pool #AW2253, 3.023%, 08/01/44(a)	2,854,052	2,963,517
Pool #AL5643, 2.977%, 09/01/44(a)	1,976,629	2,053,830
Pool #AL5793, 3.133%, 09/01/44(a)	3,938,853	4,101,654
Pool #AX5937, 2.435%, 11/01/44(a)	943,341	966,900
Pool #AX9332, 3.038%, 12/01/44(a)	8,858,661	9,222,244
Pool #AY2431, 2.240%, 02/01/45(a)	4,424,046	4,541,307
Pool #AY7185, 2.445%, 04/01/45(a)	3,995,314	4,095,491
Pool #AZ7163, 2.612%, 07/01/45(a)	1,711,492	1,765,268
Pool #AZ8772, 2.707%, 09/01/45(a)	5,178,368	5,349,227
Pool #BD2950, 2.396%, 07/01/46(a)	6,373,402	6,528,285
Pool #BA3816, 2.601%, 07/01/46(a)	7,806,529	8,054,260
Pool #BD2257, 2.432%, 08/01/46(a)	5,513,788	5,649,539
Pool #BD3394, 2.546%, 08/01/46(a)	3,988,715	4,101,294

		548,811,375

Government National Mortgage Association
Pool #082480, 2.000%, 02/20/40(a)	892,276	925,944
Pool #082540, 2.125%, 05/20/40(a)	5,195,514	5,342,481

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #082542, 2.125%, 05/20/40(a)	2,379,639	2,442,262
Pool #082580, 2.750%, 07/20/40(a)	2,037,240	2,102,050
Pool #082627, 3.000%, 09/20/40(a)	3,196,522	3,296,789
Pool #082904, 1.875%, 08/20/41(a)	1,490,505	1,539,438
Pool #MA0414, 1.875%, 09/20/42(a)	5,041,571	5,203,507
Pool #MA1100, 2.000%, 06/20/43(a)	3,042,599	3,108,931

		23,961,402

Total U.S. Government Agency Mortgages (Cost $731,898,997)		742,732,335

U.S. Treasury Obligation 0.1%
U.S. Treasury Note 0.1%
0.625%, 11/15/16	1,000,000	1,000,508

Total U.S. Treasury Obligation (Cost $1,000,521)		1,000,508

Money Market Fund 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)	36,783,387	36,783,387

Total Money Market Fund (Cost $36,783,387)		36,783,387

Total Investments (Cost $1,570,003,214) — 100.3%		1,580,765,988
Liabilities in Excess of Other Assets — (0.3)%		(5,053,478)

Net Assets — 100.0%		$1,575,712,510

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	Less than 0.05% of Net Assets.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund — concluded

Open Futures Contracts

At September 30, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(113,361,986)	December 2016	519	$(23,296)
U.S. Treasury 5 Year Note	Short	(35,230,278)	December 2016	290	(9,253)

					$(32,549)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Mortgage Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 10.5%
Commercial Mortgage Backed Securities 10.5%
Federal Home Loan Mortgage Corporation
Series K009, Cl X2, 5.362%, 09/25/40(a)	1,560,623	279,454
Series K021, Cl X1, 1.617%, 06/25/22(a)	5,050,461	353,104

		632,558

Federal National Mortgage Association
Series 2006-M2, Cl A2A, 5.271%, 10/25/32(a)	467,627	516,007
Series 2013-M6, Cl X1, 2.293%, 02/25/43(a)	3,742,883	231,445

		747,452

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	285,000	309,597
Series 2012-K20, Cl B, 4.005%, 05/25/45(a)(b)	100,000	106,704
Series 2012-K20, Cl X2A, 0.200%, 05/25/45(b)	8,766,064	77,812
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	300,000	321,062
Series 2013-K25, Cl B, 3.743%, 11/25/45(a)(b)	122,000	128,135

		943,310

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	265,000	274,885
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	112,741

		387,626

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Cl A3, 4.171%, 08/15/46	314,406	344,307

Morgan Stanley Capital I Trust
Series 2012-STAR, Cl XA1, 1.973%, 08/05/34(a)(b)	7,667,903	418,595
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	300,000	318,384

		736,979

Total Collateralized Mortgage Obligations (Cost $3,744,156)		3,792,232

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages 86.0%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	165,505	184,660
Pool #C91768, 3.500%, 07/01/34	827,474	880,111
Pool #G01838, 5.000%, 07/01/35	139,395	155,913
Pool #Z40115, 6.000%, 05/01/36	238,263	276,181
Pool #Z40004, 6.000%, 08/01/36	47,589	54,847
Pool #A85718, 4.000%, 04/01/39	59,034	64,693
Pool #G05477, 4.500%, 05/01/39	214,531	238,788
Pool #G08347, 4.500%, 06/01/39	37,787	41,439
Pool #G05606, 4.500%, 07/01/39	423,834	465,835
Pool #A89148, 4.000%, 10/01/39	118,012	127,109
Pool #G08372, 4.500%, 11/01/39	184,853	203,196
Pool #Q30058, 3.000%, 01/01/40	187,699	195,225
Pool #A93101, 5.000%, 07/01/40	236,472	262,356
Pool #G06061, 4.000%, 10/01/40	132,708	143,562
Pool #A95085, 4.000%, 11/01/40	656,014	706,527
Pool #A95796, 4.000%, 12/01/40	80,084	86,266
Pool #G07068, 5.000%, 07/01/41	502,873	556,883
Pool #G60126, 4.500%, 11/01/41	227,506	249,455
Pool #G07031, 4.000%, 05/01/42	522,506	565,970
Pool #C04123, 4.000%, 07/01/42	344,356	373,415
Pool #Q09949, 3.000%, 08/01/42(c)	49,148	51,189
Pool #Q10929, 3.500%, 09/01/42	440,559	466,444
Pool #Q11651, 3.000%, 10/01/42	115,972	120,805
Pool #G60019, 4.500%, 03/01/44	400,371	439,952
Pool #Q26366, 4.000%, 05/01/44	229,956	250,203
Pool #V81283, 4.000%, 07/01/44	425,293	456,720
Pool #G60589, 4.000%, 02/01/45	546,835	586,516
Pool #Q31645, 4.000%, 02/01/45	114,443	123,463
Pool #Q36238, 4.000%, 09/01/45	468,789	503,588
Pool #Q38473, 4.000%, 01/01/46	470,208	504,329
Pool #Q40123, 3.500%, 04/01/46	244,613	261,542
Pool #Q40124, 3.500%, 04/01/46	255,364	272,666
Pool #Q40723, 4.000%, 05/01/46	520,705	558,698

		10,428,546

Federal National Mortgage Association
Pool #AM2780, 1.770%, 09/01/19	468,518	474,801
Pool #MA1688, 3.500%, 12/01/33	64,471	68,609
Pool #MA1763, 3.500%, 01/01/34	111,405	118,526
Pool #AL0049, 6.000%, 12/01/35	40,879	47,180
Pool #190370, 6.000%, 06/01/36	58,933	67,677
Pool #AB6401, 3.000%, 10/01/37	338,252	352,715
Pool #889529, 6.000%, 03/01/38	257,142	299,231

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix U.S. Mortgage Fund — concluded

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #889579, 6.000%, 05/01/38	221,071	253,647
Pool #AE0814, 6.000%, 09/01/39	558,512	640,164
Pool #AC2817, 4.000%, 10/01/39	9,528	10,236
Pool #AX3605, 3.500%, 01/01/40	207,685	219,381
Pool #932441, 4.000%, 01/01/40	245,123	263,337
Pool #AL7497, 3.500%, 09/01/40(d)	1,684,724	1,784,200
Pool #AE3860, 5.000%, 10/01/40	646,068	718,928
Pool #AE4414, 4.000%, 11/01/40	35,600	38,330
Pool #AE5143, 4.000%, 11/01/40	34,520	37,344
Pool #MA0639, 4.000%, 02/01/41	622,154	670,159
Pool #AL0215, 4.500%, 04/01/41	158,678	174,499
Pool #890381, 3.500%, 10/01/41	330,589	350,249
Pool #AW8154, 3.500%, 01/01/42	987,369	1,051,032
Pool #AJ9327, 3.500%, 01/01/42	142,114	151,627
Pool #AJ9317, 4.000%, 01/01/42	647,855	698,762
Pool #MA0971, 4.000%, 02/01/42	121,067	130,455
Pool #AI9101, 3.500%, 04/01/42	432,459	462,500
Pool #AB5188, 3.500%, 05/01/42	73,548	77,894
Pool #AZ0572, 3.000%, 06/01/42	99,820	103,840
Pool #AO8632, 3.500%, 07/01/42	1,292,315	1,375,364
Pool #AP7874, 3.500%, 10/01/42	129,617	137,279
Pool #AB8726, 3.500%, 03/01/43	91,003	96,333
Pool #AV3452, 4.000%, 02/01/44	183,129	196,845
Pool #AL6223, 4.500%, 08/01/44(d)	669,109	734,107
Pool #AL7378, 3.000%, 11/01/44	434,083	453,691
Pool #AY2685, 4.500%, 01/01/45	81,482	90,059
Pool #MA2279, 4.000%, 05/01/45	188,890	202,925
Pool #MA2341, 4.500%, 06/01/45	184,245	202,288
Pool #AY8851, 4.000%, 08/01/45	319,588	344,267
Pool #AZ5755, 3.500%, 09/01/45	655,288	699,286
Pool #AZ9213, 4.000%, 10/01/45	711,480	771,693
Pool #BC2470, 3.500%, 02/01/46	199,594	215,085
Pool #BD1154, 3.500%, 08/01/46	99,855	105,691
Pool #BD4896, 4.000%, 08/01/46(c)	259,619	278,943
Pool #BC5696, 4.000%, 09/01/46	1,101,000	1,185,998

		16,355,177

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	557,251	622,930
Pool #AA5471, 4.000%, 12/15/41	784,048	844,143

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Pool #MA0321, 5.000%, 08/20/42	22,959	25,166
Pool #666413, 4.000%, 09/15/43	58,018	62,340
Pool #MA2681, 5.000%, 03/20/45	647,040	702,170
Pool #AM4159, 4.000%, 04/15/45	557,115	598,902
Pool #AM9875, 4.000%, 06/15/45	197,487	214,074
Pool #AN6811, 4.000%, 07/15/45	663,243	713,678
Pool #AB5970, 4.000%, 10/15/45	142,446	153,135
Pool #AB5975, 4.000%, 11/15/45	69,905	75,318
Pool #AV6530, 4.000%, 08/20/46	199,676	216,423

		4,228,279

Total U.S. Government Agency Mortgages (Cost $30,447,494)		31,012,002

Money Market Fund 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)	1,422,449	1,422,449

Total Money Market Fund (Cost $1,422,449)		1,422,449

Total Investments (Cost $35,614,099) — 100.5%		36,226,683
Liabilities in Excess of Other Assets — (0.5)%		(167,821)

Net Assets — 100.0%		$36,058,862

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.7% of net assets as of September 30, 2016.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 21.5%
Auto Floor Plan 2.4%
BMW Floorplan Master Owner Trust, Series 2015-1A, Cl A, 1.024%, 07/15/20(a)(b)	1,100,000	1,101,386
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.104%, 05/15/20(a)(b)	1,000,000	1,003,104

		2,104,490

Automobiles 6.0%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Cl B, 1.520%, 01/08/19	1,055,000	1,056,016
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	500,000	500,985
Capital Auto Receivables Asset Trust, Series 2013-3, Cl A4, 1.680%, 04/20/18	532,483	533,004
Capital Auto Receivables Asset Trust, Series 2014-2, Cl B, 2.030%, 12/20/18(c)	1,250,000	1,255,587
Capital Auto Receivables Asset Trust, Series 2015-3, Cl A1A, 1.390%, 02/20/18(b)	338,711	339,026
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl B, 1.780%, 06/17/19(b)	500,000	502,031
First Investors Auto Owner Trust, Series 2013-1A, Cl B, 1.810%, 10/15/18(b)	62,786	62,798
Ford Credit Auto Owner Trust, Series 2013-B, Cl B, 1.110%, 10/15/18	300,000	298,695
Hyundai Auto Receivables Trust, Series 2014-A, Cl B, 1.730%, 08/15/19	585,000	586,633
Nissan Auto Lease Trust, Series 2016-B, Cl A2B, 0.780%, 12/17/18(a)	125,000	124,999
Volkswagen Auto Lease Trust, Series 2015-A, Cl A2A, 0.870%, 06/20/17	88,816	88,813

		5,348,587

Credit Card 10.3%
American Express Credit Account Master Trust, Series 2013-2, Cl A, 0.944%, 05/17/21(a)	1,302,000	1,306,074

	Shares or Principal Amount($)	Value($)
Credit Card—continued
American Express Issuance Trust II, Series 2013-1, Cl A, 0.804%, 02/15/19(a)	750,000	751,488
Barclays Dryrock Issuance Trust, Series 2014-4, Cl A, 0.914%, 09/15/20(a)	100,000	100,158
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.974%, 07/15/22(a)	1,512,000	1,503,694
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.230%, 05/15/28(a)(c)	1,000,000	944,956
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A5, 1.480%, 07/15/20	150,000	150,658
Chase Issuance Trust, Series 2007-B1, Cl B1, 0.774%, 04/15/19(a)	1,157,000	1,156,282
Citibank Credit Card Issuance Trust, Series 2006-A8, Cl A8, 0.720%, 12/17/18(a)	540,000	539,960
Evergreen Credit Card Trust, Series 2016-1, Cl A, 1.244%, 04/15/20(a)(b)	1,200,000	1,205,422
Synchrony Credit Card Master Note Trust, Series 2012-3, Cl B, 1.524%, 03/15/20(a)	426,000	426,783
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.242%, 05/26/21(a)(b)	1,000,000	1,002,007

		9,087,482

Other 1.7%
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	2,848	2,876
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,002,167	1,030,606
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(b)	500,000	507,022

		1,540,504

Student Loan Asset Backed Security 1.1%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.775%, 09/25/19(a)	942,011	938,544

Total Asset-Backed Securities (Cost $18,954,725)		19,019,607

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 21.1%
Agency Collateralized Mortgage Obligations 8.6%
Federal Home Loan Mortgage Corporation
Series 2839, Cl TS, REMIC, 5.000%, 08/15/19	1,204,420	1,237,587

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.969%, 10/07/20(a)	2,584,190	2,589,221
Series 2010-R3, Cl 1A, 1.079%, 12/08/20(a)	2,559,911	2,564,350
Series 2011-R1, Cl 1A, 0.975%, 01/08/20(a)	1,214,990	1,217,351

		6,370,922

		7,608,509

Commercial Mortgage Backed Securities 12.3%
Commercial Mortgage Trust
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	140,775	141,176
Series 2012-LC4, Cl A2, 2.256%, 12/10/44	210,956	211,238

		352,414

Federal National Mortgage Association
Series 2016-M8, Cl FA, 1.025%, 07/25/26(a)(c)	2,998,588	2,971,818
Series 2016-M9, Cl FA, 1.108%, 09/25/23(a)	3,500,000	3,497,414

		6,469,232

GS Mortgage Securities Trust
Series 2012-GCJ7, Cl A2, 2.318%, 05/10/45	166,707	167,179

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A3, 4.070%, 11/15/43(b)	523,000	558,643
Series 2013-C13, Cl A1, 1.303%, 01/15/46	438,934	438,952

		997,595

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	617,003	617,045
Series 2014-C14, Cl A1, 1.250%, 02/15/47	252,498	251,938

		868,983

WFRBS Commercial Mortgage Trust
Series 2012-C7, Cl AFL, 1.730%, 06/15/45(a)(b)	515,000	522,833

	Shares or Principal Amount($)	Value($)
Commercial Mortgage Backed Securities—continued
Series 2012-C8, Cl A2, 1.881%, 08/15/45	525,027	526,983
Series 2012-C8, Cl AFL, 1.530%, 08/15/45(a)(b)	1,000,000	1,004,105

		2,053,921

		10,909,324

Whole Loan Collateral Mortgage Obligation 0.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 3.123%, 07/25/33(a)	199,431	190,643

Total Collateralized Mortgage Obligations (Cost $18,697,679)		18,708,476

Corporate Bonds 46.4%
Aerospace/Defense 0.5%
Lockheed Martin Corp., 1.850%, 11/23/18	414,000	418,960

Auto Manufacturers 5.4%
BMW U.S. Capital LLC, 1.500%, 04/11/19(b)	575,000	575,903
Daimler Finance North America LLC, 1.617%, 08/01/18(a)(b)	1,405,000	1,411,962
Ford Motor Credit Co. LLC, 1.459%, 01/17/17, Series 00, MTN(a)(c)	550,000	550,446
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	465,000	488,089
General Motors Financial Co., Inc., 2.400%, 05/09/19	750,000	754,228
PACCAR Financial Corp., 1.435%, 12/06/18, MTN(a)	445,000	448,046
Volkswagen International Finance NV, 1.241%, 11/18/16(a)(b)	585,000	585,183

		4,813,857

Banks 9.4%
Bank of America Corp., 2.000%, 01/11/18	1,182,000	1,187,442
Branch Banking & Trust Co., 1.050%, 12/01/16	1,355,000	1,355,176
Citigroup, Inc., 2.500%, 09/26/18	800,000	812,695
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,445,000	1,524,527
JPMorgan Chase & Co., 6.125%, 06/27/17(c)	950,000	981,996
KeyBank NA, 1.315%, 11/25/16(a)(c)	1,330,000	1,330,387

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Ultra-Short Bond Fund — continued

	Shares or Principal Amount($)	Value($)
Banks—continued
Lloyds Bank PLC, 1.750%, 05/14/18	1,156,000	1,159,416

		8,351,639

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,063,000	1,073,262
Molson Coors Brewing Co., 1.450%, 07/15/19	406,000	404,823

		1,478,085

Biotechnology 0.6%
Celgene Corp., 2.125%, 08/15/18	560,000	565,984

Chemicals 1.5%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	1,283,000	1,281,753

Computers 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	833,000	856,715

Electric 2.9%
Duke Energy Corp., 1.226%, 04/03/17(a)	785,000	785,819
Emera U.S. Finance LP, 2.150%, 06/15/19(b)	825,000	834,024
MidAmerican Energy Co., 5.300%, 03/15/18	905,000	958,208

		2,578,051

Electronics 0.9%
Fortive Corp., 1.800%, 06/15/19(b)	745,000	747,048

Healthcare-Products 2.7%
Becton Dickinson and Co., 1.800%, 12/15/17	1,237,000	1,242,631
Medtronic, Inc., 1.500%, 03/15/18	1,107,000	1,111,988

		2,354,619

Healthcare-Services 5.4%
Aetna, Inc., 1.750%, 05/15/17	490,000	491,734
Aetna, Inc., 1.900%, 06/07/19	752,000	758,900
Providence Health & Services Obligated Group, 1.446%, 10/01/16(a)(c)	1,250,000	1,250,000
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,190,000	1,191,244
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,039,000	1,104,262

		4,796,140

	Shares or Principal Amount($)	Value($)
Housewares 0.8%
Newell Brands, Inc., 2.600%, 03/29/19	727,000	743,314

Insurance 0.5%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	455,000	459,176

Internet 0.4%
eBay, Inc., 2.500%, 03/09/18	371,000	376,247

Media 1.6%
Comcast Corp., 5.875%, 02/15/18	1,365,000	1,449,825

Oil & Gas 2.7%
BP Capital Markets PLC, 1.487%, 09/26/18(a)	1,000,000	1,004,660
Shell International Finance BV, 0.900%, 11/15/16	1,350,000	1,349,932

		2,354,592

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	726,000	730,581

Pharmaceuticals 1.8%
AbbVie, Inc., 1.800%, 05/14/18	676,000	678,762
McKesson Corp., 2.284%, 03/15/19	310,000	315,472
Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	618,000	617,683

		1,611,917

Pipelines 2.3%
Enbridge, Inc., 1.296%, 10/01/16(a)	636,000	636,000
Kinder Morgan, Inc., 2.000%, 12/01/17	594,000	594,330
TransCanada PipeLines Ltd., 1.625%, 11/09/17	800,000	802,119

		2,032,449

Real Estate Investment Trust 0.7%
American Tower Corp., 4.500%, 01/15/18(c)	555,000	575,627

Retail 0.6%
CVS Health Corp., 1.900%, 07/20/18	562,000	567,438

Telecommunication Services 0.8%
Verizon Communications, Inc., 1.234%, 06/09/17(a)	325,000	325,472
Verizon Communications, Inc., 1.375%, 08/15/19	404,000	402,052

		727,524

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Ultra-Short Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Transportation 1.4%
Canadian National Railway Co., 0.987%, 11/14/17(a)	1,204,000	1,205,287

Total Corporate Bonds (Cost $40,904,796)		41,076,828

Municipal Bond 0.3%
Louisiana 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 2.470%, 02/01/19	277,493	278,134

Total Municipal Bond (Cost $279,780)		278,134

U.S. Government Agency Mortgages 7.8%
Federal Home Loan Mortgage Corporation
Pool #848852, 2.898%, 08/01/37(a)	818,215	864,131

Federal National Mortgage Association
Pool #AL8274, 4.500%, 12/01/18	491,661	504,923
Pool #AN3353, 1.094%, 09/01/21(d)	1,000,000	1,000,625
Pool #AN1582, 0.964%, 09/01/23(a)	1,000,000	1,000,396
Pool #AL0968, 2.776%, 12/01/36(a)	238,376	251,637
Pool #AD0380, 2.698%, 10/01/37(a)	346,996	365,508
Pool #AL0966, 2.669%, 11/01/37(a)	355,035	375,175
Pool #AT1150, 2.783%, 09/01/43(a)	834,700	865,894

		4,364,158

Government National Mortgage Association
Pool #082649, 2.000%, 10/20/40(a)	1,565,638	1,617,439

	Shares or Principal Amount($)	Value($)
U.S. Government Agency Mortgages—continued
Total U.S. Government Agency Mortgages (Cost $6,740,857)		6,845,728

U.S. Treasury Obligation 0.1%
U.S. Treasury Note 0.1%
0.625%, 11/15/16	110,000	110,056

Total U.S. Treasury Obligation (Cost $110,057)		110,056

Money Market Fund 4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)	3,991,755	3,991,755

Total Money Market Fund (Cost $3,991,755)		3,991,755

Total Investments (Cost $89,679,649) — 101.7%		90,030,584
Liabilities in Excess of Other Assets — (1.7)%		(1,479,523)

Net Assets — 100.0%		$88,551,061

(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2016.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.9% of net assets as of September 30, 2016.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

MTN	—	Medium Term Note
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit

Open Futures Contracts

At September 30, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(13,105,432)	December 2016	60	$(2,693)
U.S. Treasury 5 Year Note	Short	(2,429,135)	December 2016	20	(1,177)

					$(3,870)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)

Municipal Bonds 96.0%
Alabama 1.1%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	743,808

District of Columbia 5.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,077,550
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,414,989

		3,492,539

Georgia 3.0%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/18	800,000	843,232
Private Colleges & Universities Authority, RB, 5.000%, 04/01/23	1,065,000	1,271,472

		2,114,704

Guam 2.0%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	380,000	451,303
Territory of Guam, Series A, RB, 5.000%, 12/01/34	290,000	343,012
Territory of Guam, Series A, RB, 5.000%, 12/01/46	485,000	567,140

		1,361,455

North Carolina 5.0%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,932,131
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(b)	380,000	469,433
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(b)	495,000	592,648
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	380,000	450,585

		3,444,797

Virginia 79.9%
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(c)	1,700,000	1,954,745

	Shares or Principal Amount($)	Value($)
Virginia—continued
Fairfax County Industrial Development Authority, Series A, RB, 5.500%, 05/15/35, Pre-refunded 05/15/2019 @ 100	355,000	397,316
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	500,000	589,290
Fairfax County Water Authority, RB, 5.000%, 04/01/25	2,550,000	3,057,017
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	716,124
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	1,375,000	1,700,545
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,220,770
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,210,190
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Pre-refunded 04/01/2018 @ 100	1,060,000	1,125,720
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Pre-refunded 04/01/2018 @ 100	2,425,000	2,575,350
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	1,815,000	1,900,686
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	895,365
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM, Pre-refunded 06/15/2017 @ 100	1,215,000	1,251,572
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,148,640

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund — concluded

	Shares or Principal Amount($)	Value($)
Virginia—continued
Norfolk, Series A, GO, 5.000%, 10/01/28(b)	500,000	640,700
Norfolk, Series A, GO, 5.000%, 10/01/29(b)	1,000,000	1,272,030
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44(c)	1,750,000	2,128,910
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26(c)	1,250,000	1,551,175
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,884,642
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,166,380
Suffolk, Series A, GO, 5.000%, 02/01/23	1,555,000	1,920,938
Suffolk, Series A, GO, 5.000%, 02/01/24	1,160,000	1,463,294
Virginia College Building Authority, Series A, RB, 5.000%, 02/01/27	1,500,000	1,834,785
Virginia College Building Authority, Series A, RB, 5.000%, 02/01/31	1,000,000	1,225,830
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,390,000	3,732,627
Virginia Commonwealth Transportation Board, Series A, RB, 5.000%, 05/15/19	1,440,000	1,592,914
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,661,144
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,244,331
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	4,000,000	4,750,480
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,890

	Shares or Principal Amount($)	Value($)
Virginia—continued
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,519,627
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Pre-refunded 07/15/2018 @ 100, State Aid Withholding	2,000,000	2,146,840
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,807,150

		55,299,017

Total Municipal Bonds (Cost $62,993,528)		66,456,320

Money Market Fund 5.5%
Federated Government Obligations Fund, Institutional Class, 0.26%(d)	3,783,385	3,783,385

Total Money Market Fund (Cost $3,783,385)		3,783,385

Total Investments (Cost $66,776,913) — 101.5%		70,239,705
Liabilities in Excess of Other Assets — (1.5)%		(1,029,444)

Net Assets — 100.0%		$69,210,261

(a)	Step bond. The rate shown is the rate in effect as of September 30, 2016.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

(d)	Rate disclosed, the 7 day yield, is as of September 30, 2016.

Investment Abbreviations

AGM	—	Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	—	Security guaranteed by American Municipal Bond Assurance Corporation
AMT	—	Income subject to Alternative Minimum Tax
BHAC	—	Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	—	General Obligation
NATL-RE	—	Reinsurance provided by National Public Finance Guarantee Corporation
RB	—	Revenue Bond

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund
Assets:
Total Investments, at Cost	$245,988,568	$19,513,989	$4,940,343,856	$105,539,787	$108,158,508

Total Investments, at Value*	$250,550,010	$20,139,806	$4,868,974,464	$112,767,559	$112,880,566
Cash	493,828	—	—	—	—
Interest Receivable	1,105,185	176,465	25,471,728	1,333,355	1,029,673
Securities Lending Income Receivable	10,049	335	—	—	—
Receivable for Capital Shares Issued	115,834	43,402	8,588,110	753	223,460
Receivable for Investment Securities Sold	2,282,205	855,742	94,735,707	—	2,283,078
Receivable for Investment Securities Sold on a When-issued Basis	—	—	68,508,793	—	2,001,050
Receivable from Investment Adviser	—	2,735	—	4,194	4,386
Prepaid Expenses and Other Assets	35,983	16,570	145,413	8,659	22,631

Total Assets	254,593,094	21,235,055	5,066,424,215	114,114,520	118,444,844

Liabilities:
Payable for Investment Securities Purchased	5,815,966	559,066	—	2,222,296	—
Payable for Investment Securities Purchased on a When-issued Basis	1,005,772	—	387,033,914	246,922	5,550,470
Due to Custodian	—	2,000	2,000	—	—
Payable for Capital Shares Redeemed	369,167	31,914	9,154,237	416,522	1,514,714
Payable Upon Return of Securities Loaned	759,080	669,285	—	—	—
Income Distributions Payable	31,626	1,286	5,389,826	4,947	40,951
Investment Advisory Fees Payable	51,136	6,607	1,555,202	46,330	47,657
Compliance and Fund Services Fees Payable	5,867	450	96,766	2,629	2,674
Distribution and Service Fees Payable	3,572	6,897	78,922	454	1,829
Trustee Fees Payable	—	—	119	—	—
Other Accrued Expenses	99,331	8,489	1,710,261	31,017	30,008

Total Liabilities	8,141,517	1,285,994	405,021,247	2,971,117	7,188,303

Total Net Assets	$246,451,577	$19,949,061	$4,661,402,968	$111,143,403	$111,256,541

Net Assets Consist of:
Capital	$237,229,388	$19,239,213	$5,046,390,269	$102,403,993	$102,812,618
Accumulated Net Investment Income (Loss)	(699,420)	(39,550)	2,815,048	190,528	(7,022)
Accumulated Net Realized Gain (Loss) from Investments and Foreign Currency Transactions	5,360,167	123,581	(316,432,957)	1,321,110	3,728,887
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	4,561,442	625,817	(71,369,392)	7,227,772	4,722,058

Net Assets	$246,451,577	$19,949,061	$4,661,402,968	$111,143,403	$111,256,541

Net Assets:
I Shares	$231,767,696	$10,982,894	$3,212,263,329	$107,489,555	$96,565,538
A Shares	10,432,954	758,722	141,329,715	3,653,848	14,691,003
C Shares	—	8,207,445	53,636,350	—	—
R Shares	3,451,212	—	—	—	—
IS Shares	799,715	—	1,254,173,574	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	20,883,324	1,231,480	371,192,516	9,734,006	7,696,414
A Shares	940,314	84,714	16,329,141	330,384	1,170,445
C Shares	—	920,442	6,195,889	—	—
R Shares	310,743	—	—	—	—
IS Shares	72,040	—	144,851,690	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$11.10	$8.92	$8.65	$11.04	$12.55
A Shares	11.10	8.96	8.66	11.06	12.55
C Shares(a)	—	8.92	8.66	—	—
R Shares	11.11	—	—	—	—
IS Shares	11.10	—	8.66	—	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$11.65	$9.41	$8.88	$11.61	$13.18
Maximum Sales Charge — A Shares	4.75%	4.75%	2.50%	4.75%	4.75%

*	Investments include securities on loan of $738,650, $650,348, $—, $— and $— respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax- Exempt Bond Fund	Seix Limited Duration Fund	Seix North Carolina Tax- Exempt Bond Fund
Assets:
Total Investments, at Cost	$593,305,431	$610,272,026	$633,263,937	$6,701,690	$30,306,889

Total Investments, at Value*	$604,453,413	$624,453,009	$662,891,185	$6,711,306	$31,805,335
Cash	4,250	23,546	—	—	—
Interest Receivable	10,463,647	9,836,736	6,694,899	3,685	330,087
Securities Lending Income Receivable	26,205	18,902	—	—	—
Receivable for Capital Shares Issued	4,099,788	296,961	1,185,303	—	645
Receivable for Investment Securities Sold	5,603,071	6,033,537	7,485,496	—	—
Receivable for Investment Securities Sold on a When-issued Basis	3,289,437	1,398,602	—	—	631,993
Receivable from Investment Adviser	—	—	25,222	502	2,501
Prepaid Expenses and Other Assets	67,716	51,971	36,601	2,975	6,161

Total Assets	628,007,527	642,113,264	678,318,706	6,718,468	32,776,722

Liabilities:
Payable for Investment Securities Purchased	3,231,070	3,862,416	—	—	—
Payable for Investment Securities Purchased on a When-issued Basis	12,999,224	8,464,436	15,473,171	—	3,055,894
Payable for Capital Shares Redeemed	1,482,448	1,098,792	757,116	—	39,275
Payable Upon Return of Securities Loaned	44,739,243	34,593,810	—	—	—
Income Distributions Payable	74,955	701,427	138,654	2,973	5,001
Investment Advisory Fees Payable	261,833	214,625	268,970	551	12,428
Compliance and Fund Services Fees Payable	14,454	12,864	15,409	156	735
Distribution and Service Fees Payable	17,302	1,335	5,784	—	332
Trustee Fees Payable	—	—	—	1	—
Other Accrued Expenses	221,804	150,400	206,579	4,049	10,761

Total Liabilities	63,042,333	49,100,105	16,865,683	7,730	3,124,426

Total Net Assets	$564,965,194	$593,013,159	$661,453,023	$6,710,738	$29,652,296

Net Assets Consist of:
Capital	$649,550,081	$652,893,571	$617,588,178	$7,466,031	$27,509,814
Accumulated Net Investment Income (Loss)	(406,273)	(1,279,393)	(228,298)	1,051	(57,474)
Accumulated Net Realized Gain (Loss) from Investment Transactions	(95,326,596)	(72,782,002)	14,465,895	(765,960)	701,510
Net Unrealized Appreciation on Investments	11,147,982	14,180,983	29,627,248	9,616	1,498,446

Net Assets	$564,965,194	$593,013,159	$661,453,023	$6,710,738	$29,652,296

Net Assets:
I Shares	$493,917,286	$579,637,551	$638,213,190	$6,710,738	$26,969,817
A Shares	43,286,443	5,098,216	23,239,833	—	2,682,479
R Shares	14,790,358	135,895	—	—	—
IS Shares	12,971,107	8,141,497	—	—	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	77,051,091	69,769,641	51,868,532	676,440	2,539,680
A Shares	6,746,103	629,301	1,886,489	—	253,219
R Shares	2,305,912	16,361	—	—	—
IS Shares	2,024,997	979,899	—	—	—
Net Asset Value and Redemption Price Per Share:
I Shares	$6.41	$8.31	$12.30	$9.92	$10.62
A Shares	6.42	8.10	12.32	—	10.59
R Shares	6.41	8.31	—	—	—
IS Shares	6.41	8.31	—	—	—
Offering Price per Share (100%/(100%-maximum sales charge
x net asset value) adjusted to the nearest cent):
A Shares	$6.74	$8.50	$12.93	$—	$11.12
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	—	4.75%

* Investments include securities on loan of $51,380,874, $40,954,102, $—, $— and $— respectively.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra- Short Bond Fund	Seix U.S. Mortgage Fund
Assets:
Total Investments, at Cost	$55,603,864	$33,869,814	$1,020,708,420	$1,570,003,214	$35,614,099

Total Investments, at Value*	$55,816,068	$34,007,233	$1,039,841,256	$1,580,765,988	$36,226,683
Cash	—	—	2,417,882	62,638	927
Interest Receivable	208,444	331,528	4,528,159	2,415,717	140,370
Appreciated Swap Contracts, at Value	—	—	1,596,756	—	—
Securities Lending Income Receivable	—	—	94,012	—	—
Receivable for Capital Shares Issued	15,874	1,068	855,224	516,281	60,501
Receivable for Investment Securities Sold	—	—	9,302,324	5,851,460	1,613
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	1,395,686	—	—
Receivable for Variation Margin on Futures Contracts	—	—	—	109,828	—
Receivable from Investment Adviser	3,186	4,337	—	—	2,695
Prepaid Expenses and Other Assets	22,593	18,198	55,561	70,991	21,654

Total Assets	56,066,165	34,362,364	1,060,086,860	1,589,792,903	36,454,443

Liabilities:
Payable for Investment Securities Purchased	—	—	30,993,755	—	—
Payable for Investment Securities Purchased on a When-issued Basis	—	777,780	4,077,608	10,766,519	330,982
Payable for Capital Shares Redeemed	116,976	4,219	2,428,219	2,347,593	27,941
Payable Upon Return of Securities Loaned	—	—	17,721,253	—	—
Interest Payable on Open Swap Contracts	—	—	15,278	—	—
Income Distributions Payable	4,065	13,389	24,515	132,986	529
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	979,155	—	—
Investment Advisory Fees Payable	18,525	10,056	200,629	245,376	11,943
Compliance and Fund Services Fees Payable	1,222	838	24,234	33,772	873
Variation Margin Payable for Centrally Cleared Swaps	—	—	591,542	—	—
Distribution and Service Fees Payable	1,665	562	26,214	—	5,318
Trustee Fees Payable	15	—	152	—	6
Other Accrued Expenses	19,266	16,322	373,086	554,147	17,989

Total Liabilities	161,734	823,166	57,455,640	14,080,393	395,581

Total Net Assets	$55,904,431	$33,539,198	$1,002,631,220	$1,575,712,510	$36,058,862

Net Assets Consist of:
Capital	$56,834,780	$33,361,848	$969,948,901	$1,584,705,701	$35,378,597
Accumulated Net Investment Loss	(19,088)	(1,431)	(2,483,002)	(2,458,747)	(228,818)
Accumulated Net Realized Gain (Loss) from Investments, Futures, Swaps and Foreign Currency Transactions	(1,123,465)	41,362	16,621,451	(17,264,669)	296,499
Net Unrealized Appreciation on Investments, Futures, Swaps and Foreign Currencies	212,204	137,419	18,543,870	10,730,225	612,584

Net Assets	$55,904,431	$33,539,198	$1,002,631,220	$1,575,712,510	$36,058,862

Net Assets:
I Shares	$52,257,296	$29,277,627	$870,767,922	$1,571,076,059	$23,709,769
A Shares	2,027,126	4,261,571	31,575,588	—	7,397,073
C Shares	1,620,009	—	—	—	4,952,020
R Shares	—	—	47,400,929	—	—
IS Shares	—	—	52,886,781	4,636,451	—
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	5,228,659	2,933,553	79,957,295	156,622,955	2,079,644
A Shares	202,331	427,159	2,805,947	—	650,032
C Shares	161,754	—	—	—	434,388
R Shares	—	—	4,351,706	—	—
IS Shares	—	—	4,855,121	461,851	—
Net Asset Value and Redemption Price Per Share:
I Shares	$9.99	$9.98	$10.89	$10.03	$11.40
A Shares	10.02	9.98	11.25	—	11.38
C Shares(a)	10.02	—	—	—	11.40
R Shares	—	—	10.89	—	—
IS Shares	—	—	10.89	10.04	—
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$10.28	$10.24	$11.81	$—	$11.67
Maximum Sales Charge — A Shares	2.50%	2.50%	4.75%	—	2.50%

*	Investments include securities on loan of $—, $—, $17,287,833, $—, $—, respectively.

(a)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
Assets:
Total Investments, at Cost	$89,679,649	$66,776,913

Total Investments, at Value	$90,030,584	$70,239,705
Interest Receivable	261,701	849,041
Receivable for Capital Shares Issued	78,329	326
Receivable for Investment Securities Sold	12,958	2,950,229
Receivable for Variation Margin on Futures Contracts	9,844	—
Receivable from Investment Adviser	—	2,956
Prepaid Expenses and Other Assets	11,432	12,580

Total Assets	90,404,848	74,054,837

Liabilities:
Payable for Investment Securities Purchased	751,402	1,240,320
Payable for Investment Securities Purchased on a When-issued Basis	1,001,537	3,429,861
Payable for Capital Shares Redeemed	48,897	23,033
Income Distributions Payable	13,506	97,811
Investment Advisory Fees Payable	15,594	28,591
Compliance and Fund Services Fees Payable	2,201	1,589
Distribution and Service Fees Payable	—	538
Trustee Fees Payable	112	2
Other Accrued Expenses	20,538	22,831

Total Liabilities	1,853,787	4,844,576

Total Net Assets	$88,551,061	$69,210,261

Net Assets Consist of:
Capital	$90,591,124	$63,949,222
Accumulated Net Investment Income (Loss)	(46,119)	19,174
Accumulated Net Realized Gain (Loss) from Investments and Futures	(2,341,009)	1,779,073
Net Unrealized Appreciation on Investments and Futures	347,065	3,462,792

Net Assets	$88,551,061	$69,210,261

Net Assets:
I Shares	$88,551,061	$64,839,269
A Shares	—	4,370,992
Shares Outstanding (unlimited number of shares authorized, no par value)
I Shares	8,894,927	6,421,243
A Shares	—	432,996
Net Asset Value and Redemption Price Per Share:
I Shares	$9.96	$10.10
A Shares	—	10.09
Offering Price per Share (100%/(100%-maximum sales charge x net asset value) adjusted to the nearest cent):
A Shares	$—	$10.59
Maximum Sales Charge — A Shares	—	4.75%

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund	Seix Georgia Tax-Exempt Bond Fund	Seix High Grade Municipal Bond Fund
Investment Income:
Interest Income	$2,628,199	$337,124	$125,843,990	$1,865,147	$1,552,729
Dividend Income	—	—	57,268	—	—
Net Income from Securities Lending	20,360	2,013	—	—	—

Total Investment Income	2,648,559	339,137	125,901,258	1,865,147	1,552,729

Expenses:
Investment Advisory Fees	325,233	38,355	9,065,585	284,993	290,624
Administration Fees	12,891	950	217,675	5,648	5,760
Fund Accounting Fees	15,804	1,036	278,086	6,700	6,782
Transfer Agency Fees	26,024	7,056	877,146	9,784	16,493
Compliance & Fund Services Fees	11,101	807	185,576	4,906	4,977
Distribution and Service Fees — A Shares	12,884	743	215,482	2,760	10,790
Distribution and Service Fees — C Shares	—	40,995	276,319	—	—
Distribution and Service Fees — R Shares	8,626	—	—	—	—
Shareholder Servicing Fees — I Shares	165,718	4,757	1,724,076	55,159	40,847
Shareholder Servicing Fees — A Shares	1,833	58	85,148	201	1,705
Shareholder Servicing Fees — R Shares	713	—	—	—	—
Custodian Fees	7,782	3,796	399,082	4,045	4,238
Printing Fees	9,305	1,099	173,229	2,947	3,686
Registration Fees	33,028	21,142	34,883	7,433	16,773
Trustee Fees	7,242	514	120,739	3,166	3,197
Professional Fees	8,980	490	113,922	2,912	2,871
Other Fees	14,058	4,083	171,300	6,744	6,539

Total Expenses	661,222	125,881	13,938,248	397,398	415,282
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(19,010)	—	(23,901)	(25,952)

Net Expenses	661,222	106,871	13,938,248	373,497	389,330

Net Investment Income	1,987,337	232,266	111,963,010	1,491,650	1,163,399

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investments and Foreign Currency Transactions	4,413,307	444,365	(99,625,418)	814,502	2,147,322
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	1,639,734	529,600	266,975,253	40,676	(430,549)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	6,053,041	973,965	167,349,835	855,178	1,716,773

Change in Net Assets from Operations	$8,040,378	$1,206,231	$279,312,845	$2,346,828	$2,880,172

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Seix High Income Fund	Seix High Yield Fund	Seix Investment Grade Tax-Exempt Bond Fund	Seix Limited Duration Fund	Seix North Carolina Tax-Exempt Bond Fund
Investment Income:
Interest Income	$20,903,206	$17,747,520	$9,404,392	$30,666	$442,515
Dividend Income	214,901	—	—	—	—
Net Income from Securities Lending	234,907	138,253	—	—	—

Total Investment Income	21,353,014	17,885,773	9,404,392	30,666	442,515

Expenses:
Investment Advisory Fees	1,627,706	1,255,512	1,638,753	3,340	76,113
Administration Fees	29,563	27,796	32,880	331	1,509
Fund Accounting Fees	37,318	32,840	38,362	393	1,670
Transfer Agency Fees	69,404	82,244	81,204	448	4,702
Compliance & Fund Services Fees	25,863	23,492	28,428	287	1,306
Distribution and Service Fees — A Shares	71,198	7,804	36,019	—	1,291
Distribution and Service Fees — C Shares	—	—	—	—	—
Distribution and Service Fees — R Shares	37,127	1,029	—	—	—
Shareholder Servicing Fees — I Shares	433,177	249,197	362,654	—	11,131
Shareholder Servicing Fees — A Shares	23,259	847	4,887	—	184
Shareholder Servicing Fees — R Shares	6,741	4	—	—	—
Custodian Fees	12,564	10,401	7,349	2,677	3,197
Printing Fees	40,426	20,922	19,319	333	835
Registration Fees	28,797	28,822	18,145	3,890	6,459
Trustee Fees	16,745	15,090	18,303	186	840
Professional Fees	15,651	14,303	16,411	165	786
Other Fees	24,583	22,310	22,401	3,098	4,161

Total Expenses	2,500,122	1,792,613	2,325,115	15,148	114,184
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(25,855)	—	(144,067)	(3,393)	(13,658)

Net Expenses	2,474,267	1,792,613	2,181,048	11,755	100,526

Net Investment Income	18,878,747	16,093,160	7,223,344	18,911	341,989

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	(14,885,039)	(8,681,923)	8,496,745	61,734	537,393
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	62,441,737	43,224,598	(4,076,198)	(1,385)	(283,700)

Net Realized and Unrealized Gain (Loss) on Investments	47,556,698	34,542,675	4,420,547	60,349	253,693

Change in Net Assets from Operations	$66,435,445	$50,635,835	$11,643,891	$79,260	$595,682

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income:
Interest Income	$356,302	$210,487	$12,051,684	$8,109,107	$236,481
Net Income from Securities Lending	—	—	200,942	—	—

Total Investment Income	356,302	210,487	12,252,626	8,109,107	236,481

Expenses:
Investment Advisory Fees	105,924	65,024	1,258,674	1,490,695	74,432
Administration Fees	2,624	1,841	51,304	77,925	1,844
Fund Accounting Fees	3,145	2,421	65,605	91,407	2,165
Transfer Agency Fees	4,768	6,768	49,507	97,845	7,688
Compliance & Fund Services Fees	2,246	1,649	45,370	65,514	1,604
Distribution and Service Fees — A Shares	2,050	4,426	42,514	—	7,168
Distribution and Service Fees — C Shares	8,505	—	—	—	26,087
Distribution and Service Fees — R Shares	—	—	122,409	—	—
Shareholder Servicing Fees — I Shares	26,476	13,534	621,214	1,202,886	17,481
Shareholder Servicing Fees — A Shares	422	797	24,141	—	3,396
Shareholder Servicing Fees — R Shares	—	—	61,549	—	—
Custodian Fees	4,112	3,506	16,632	13,913	5,051
Printing Fees	1,830	1,235	45,308	60,600	1,548
Registration Fees	20,667	15,862	29,304	16,068	22,810
Trustee Fees	1,464	1,063	29,677	42,437	1,035
Professional Fees	1,281	958	26,348	39,090	1,069
Other Fees	5,026	4,351	36,773	49,134	5,858

Total Expenses	190,540	123,435	2,526,329	3,247,514	179,236
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(22,263)	(28,005)	—	—	(16,678)

Net Expenses	168,277	95,430	2,526,329	3,247,514	162,558

Net Investment Income	188,025	115,057	9,726,297	4,861,593	73,923

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	102,671	41,304	16,484,152	4,558,830	321,495
Futures Contracts	—	—	—	(189,811)	—
Swap Contracts	—	—	(2,142,273)	—	—
Forward Foreign Currency Contracts	—	—	(46,297)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currencies	(24,686)	(41,511)	7,158,059	(1,883,368)	116,335
Futures Contracts	—	—	—	13,510	—
Swap Contracts	—	—	(1,003,450)	—	—
Forward Foreign Currency Contracts	—	—	1,216,004	—	—

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Swaps and Foreign Currencies	77,985	(207)	21,666,195	2,499,161	437,830

Change in Net Assets from Operations	$266,010	$114,850	$31,392,492	$7,360,754	$511,753

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

RIDGEWORTH FUNDS    For the Period Ended September 30, 2016

(Unaudited)

	Seix Ultra-Short Bond Fund	Seix Virginia Intermediate Municipal Bond Fund
Investment Income:
Interest Income	$635,366	$1,059,998

Total Investment Income	635,366	1,059,998

Expenses:
Investment Advisory Fees	101,125	174,135
Administration Fees	4,555	3,451
Fund Accounting Fees	6,153	4,310
Transfer Agency Fees	15,568	9,028
Compliance & Fund Services Fees	4,092	3,002
Distribution and Service Fees — A Shares	—	3,277
Shareholder Servicing Fees — I Shares	22,983	26,114
Shareholder Servicing Fees — A Shares	—	354
Custodian Fees	5,648	3,637
Printing Fees	3,398	2,069
Registration Fees	10,468	9,583
Trustee Fees	2,735	1,961
Professional Fees	2,310	1,909
Other Fees	5,751	5,762

Total Expenses	184,786	248,592
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	(18,422)

Net Expenses	184,786	230,170

Net Investment Income	450,580	829,828

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net Realized Gain (Loss) from:
Investment Transactions	162,020	432,033
Futures Contracts	(26,031)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	189,718	(207,076)
Futures Contracts	4,499	—

Net Realized and Unrealized Gain (Loss) on Investments and Futures	330,206	224,957

Change in Net Assets from Operations	$780,786	$1,054,785

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix Core Bond Fund		Seix Corporate Bond Fund		Seix Floating Rate High Income Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$1,987,337	$4,559,362	$232,266	$558,071	$111,963,010	$270,641,643
Net Realized Gain (Loss)	4,413,307	2,205,179	444,365	(322,983)	(99,625,418)	(165,631,300)
Net Change in Unrealized Appreciation (Depreciation)	1,639,734	(2,686,468)	529,600	(719,668)	266,975,253	(230,916,711)

Change in Net Assets from Operations	8,040,378	4,078,073	1,206,231	(484,580)	279,312,845	(125,906,368)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(2,241,404)	(4,785,178)	(148,514)	(354,519)	(78,045,216)	(206,044,061)
A Shares	(86,165)	(165,495)	(6,428)	(15,352)	(3,480,328)	(6,594,772)
C Shares	—	—	(77,343)	(159,856)	(1,177,182)	(2,272,834)
R Shares	(24,450)	(54,464)	—	—	—	—
IS Shares*	(6,266)	(272)	—	—	(30,540,846)	(52,282,087)
Tax Return of Capital:
I Shares	—	—	—	(15,032)	—	—
A Shares	—	—	—	(698)	—	—
C Shares	—	—	—	(9,948)	—	—
Net Realized Gains:
I Shares	—	(1,672,598)	—	(208,083)	—	—
A Shares	—	(65,096)	—	(10,866)	—	—
C Shares	—	—	—	(193,921)	—	—
R Shares	—	(28,138)	—	—	—	—
IS Shares*	—	(54)	—	—	—	—

Total Dividends and Distributions	(2,358,285)	(6,771,295)	(232,285)	(968,275)	(113,243,572)	(267,193,754)

Change in Net Assets from Capital Transactions	(28,393,371)	69,050,058	1,426,805	(15,267,803)	128,592,810	(1,513,564,786)

Change in Net Assets	(22,711,278)	66,356,836	2,400,751	(16,720,658)	294,662,083	(1,906,664,908)

Net Assets:
Beginning of Period	269,162,855	202,806,019	17,548,310	34,268,968	4,366,740,885	6,273,405,793

End of Period	$246,451,577	$269,162,855	$19,949,061	$17,548,310	$4,661,402,968	$4,366,740,885

Accumulated Net Investment Income (Loss), End of Period	$(699,420)	$(328,472)	$(39,550)	$(39,531)	$2,815,048	$4,095,610

*	IS Shares commenced operations on August 3, 2015 for Seix Core Bond Fund.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix Georgia Tax-Exempt Bond Fund		Seix High Grade Municipal Bond Fund		Seix High Income Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$1,491,650	$3,197,473	$1,163,399	$2,517,843	$18,878,747	$47,032,426
Net Realized Gain (Loss)	814,502	1,669,446	2,147,322	1,682,084	(14,885,039)	(58,073,794)
Net Change in Unrealized Appreciation (Depreciation)	40,676	(736,695)	(430,549)	196,585	62,441,737	(38,219,968)

Change in Net Assets from Operations	2,346,828	4,130,224	2,880,172	4,396,512	66,435,445	(49,261,336)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(1,445,354)	(3,111,493)	(1,028,469)	(2,217,002)	(16,433,197)	(42,544,235)
A Shares	(46,293)	(85,979)	(134,910)	(300,812)	(1,446,076)	(3,358,446)
R Shares	—	—	—	—	(439,690)	(1,038,413)
IS Shares	—	—	—	—	(554,606)	(286,022)
Net Realized Gains:
I Shares	—	—	—	(990,891)	—	—
A Shares	—	—	—	(140,501)	—	—

Total Dividends and Distributions	(1,491,647)	(3,197,472)	(1,163,379)	(3,649,206)	(18,873,569)	(47,227,116)

Change in Net Assets from Capital Transactions	(1,023,660)	(25,139,236)	(4,259,390)	792,328	(88,514,879)	(140,908,042)

Change in Net Assets	(168,479)	(24,206,484)	(2,542,597)	1,539,634	(40,953,003)	(237,396,494)

Net Assets:
Beginning of Period	111,311,882	135,518,366	113,799,138	112,259,504	605,918,197	843,314,691

End of Period	$111,143,403	$111,311,882	$111,256,541	$113,799,138	$564,965,194	$605,918,197

Accumulated Net Investment Income (Loss), End of Period	$190,528	$190,525	$(7,022)	$(7,042)	$(406,273)	$(411,451)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix High Yield Fund		Seix Investment Grade Tax-Exempt Bond Fund		Seix Limited Duration Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$16,093,160	$36,691,076	$7,223,344	$15,143,860	$18,911	$19,390
Net Realized Gain (Loss)	(8,681,923)	(43,330,132)	8,496,745	5,969,610	61,734	(658)
Net Change in Unrealized Appreciation (Depreciation)	43,224,598	(32,060,695)	(4,076,198)	(2,477,315)	(1,385)	(2,502)

Change in Net Assets from Operations	50,635,835	(38,699,751)	11,643,891	18,636,155	79,260	16,230

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(15,892,108)	(36,915,937)	(6,979,392)	(14,552,251)	(17,088)	(17,332)
A Shares	(174,075)	(432,905)	(243,917)	(591,504)	—	—
R Shares	(10,985)	(34,562)	—	—	—	—
IS Shares*	(15,841)	—	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	(7,129,553)	—	—
A Shares	—	—	—	(294,359)	—	—

Total Dividends and Distributions	(16,093,009)	(37,383,404)	(7,223,309)	(22,567,667)	(17,088)	(17,332)

Change in Net Assets from Capital Transactions	27,228,257	(96,627,566)	2,736,768	(29,063,575)	—	—

Change in Net Assets	61,771,083	(172,710,721)	7,157,350	(32,995,087)	62,172	(1,102)

Net Assets:
Beginning of Period	531,242,076	703,952,797	654,295,673	687,290,760	6,648,566	6,649,668

End of Period	$593,013,159	$531,242,076	$661,453,023	$654,295,673	$6,710,738	$6,648,566

Accumulated Net Investment Income (Loss), End of Period	$(1,279,393)	$(1,279,544)	$(228,298)	$(228,333)	$1,051	$(772)

*	IS Shares commenced operations on August 1, 2016 for Seix High Yield Fund.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix North Carolina Tax-Exempt Bond Fund		Seix Short-Term Bond Fund		Seix Short-Term Municipal Bond Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$341,989	$770,051	$188,025	$298,032	$115,057	$166,035
Net Realized Gain	537,393	555,848	102,671	38,645	41,304	130
Net Change in Unrealized Appreciation (Depreciation)	(283,700)	(368,882)	(24,686)	40,850	(41,511)	20,433

Change in Net Assets from Operations	595,682	957,017	266,010	377,527	114,850	186,598

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(324,584)	(757,161)	(198,734)	(339,902)	(102,267)	(153,305)
A Shares	(17,405)	(12,890)	(6,222)	(10,552)	(12,784)	(12,722)
C Shares	—	—	(33)	—	—	—
Net Realized Gains:
I Shares	—	(159,925)	—	—	—	(72,254)
A Shares	—	(2,916)	—	—	—	(13,070)

Total Dividends and Distributions	(341,989)	(932,892)	(204,989)	(350,454)	(115,051)	(251,351)

Change in Net Assets from Capital Transactions	330,472	(8,940,946)	2,249,292	(1,168,383)	(5,999,334)	(2,929,472)

Change in Net Assets	584,165	(8,916,821)	2,310,313	(1,141,310)	(5,999,535)	(2,994,225)

Net Assets:
Beginning of Period	29,068,131	37,984,952	53,594,118	54,735,428	39,538,733	42,532,958

End of Period	$29,652,296	$29,068,131	$55,904,431	$53,594,118	$33,539,198	$39,538,733

Accumulated Net Investment Loss, End of Period	$(57,474)	$(57,474)	$(19,088)	$(2,124)	$(1,431)	$(1,437)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (continued)

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$9,726,297	$20,357,092	$4,861,593	$9,110,055	$73,923	$214,939
Net Realized Gain (Loss)	14,295,582	7,591,506	4,369,019	(565,911)	321,495	255,310
Net Change in Unrealized Appreciation (Depreciation)	7,370,613	(14,342,369)	(1,869,858)	(10,067,510)	116,335	181,370

Change in Net Assets from Operations	31,392,492	13,606,229	7,360,754	(1,523,366)	511,753	651,619

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(8,983,995)	(19,336,958)	(7,309,760)	(12,422,092)	(212,779)	(291,602)
A Shares	(295,996)	(635,699)	—	—	(54,207)	(89,133)
C Shares	—	—	—	—	(20,019)	(39,997)
R Shares	(338,190)	(769,627)	—	—	—	—
IS Shares*	(584,614)	(1,476,134)	(7,963)	—	—	—
Net Realized Gains:
I Shares	—	(1,023,082)	—	—	—	—
A Shares	—	(34,543)	—	—	—	—
R Shares	—	(55,720)	—	—	—	—
IS Shares*	—	(72,019)	—	—	—	—

Total Dividends and Distributions	(10,202,795)	(23,403,782)	(7,317,723)	(12,422,092)	(287,005)	(420,732)

Change in Net Assets from Capital Transactions	(128,618,065)	(31,719,301)	17,770,219	(94,042,939)	(1,271,409)	24,033,593

Change in Net Assets	(107,428,368)	(41,516,854)	17,813,250	(107,988,397)	(1,046,661)	24,264,480

Net Assets:
Beginning of Period	1,110,059,588	1,151,576,442	1,557,899,260	1,665,887,657	37,105,523	12,841,043

End of Period	$1,002,631,220	$1,110,059,588	$1,575,712,510	$1,557,899,260	$36,058,862	$37,105,523

Accumulated Net Investment Loss, End of Period	$(2,483,002)	$(2,006,504)	$(2,458,747)	$(2,617)	$(228,818)	$(15,736)

*	IS Shares commenced operations on August 1, 2016 for Seix U.S. Government Securities Ultra-Short Bond Fund.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS  (concluded)

RIDGEWORTH FUNDS    For the Periods Indicated

	Seix Ultra-Short Bond Fund		Seix Virginia Intermediate Municipal Bond Fund
	04/01/16- 09/30/16	04/01/15- 03/31/16	04/01/16- 09/30/16	04/01/15- 03/31/16
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$450,580	$871,064	$829,828	$2,408,083
Net Realized Gain (Loss)	135,989	(240,620)	432,033	2,374,971
Net Change in Unrealized Appreciation (Depreciation)	194,217	(225,271)	(207,076)	(1,983,765)

Change in Net Assets from Operations	780,786	405,173	1,054,785	2,799,289

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(494,310)	(924,985)	(780,661)	(2,299,604)
A Shares	—	—	(49,165)	(108,482)
Net Realized Gains:
I Shares	—	—	—	(1,946,468)
A Shares	—	—	—	(115,930)

Total Dividends and Distributions	(494,310)	(924,985)	(829,826)	(4,470,484)

Change in Net Assets from Capital Transactions	(16,685,709)	(37,209,500)	(32,331)	(53,566,152)

Change in Net Assets	(16,399,233)	(37,729,312)	192,628	(55,237,347)

Net Assets:
Beginning of Period	104,950,294	142,679,606	69,017,633	124,254,980

End of Period	$88,551,061	$104,950,294	$69,210,261	$69,017,633

Accumulated Net Investment Income (Loss), End of Period	$(46,119)	$(2,389)	$19,174	$19,172

See Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
Seix Core Bond Fund
I Shares
Period Ended September 30, 2016^	$10.86	$0.08	$0.26	$0.34	$(0.10)	$—	$—	$(0.10)	$11.10	$231,768	3.15%	0.50%	0.50%	1.54%	126%
Year Ended March 31, 2016	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	10.86	255,522	1.18	0.48	0.48	1.82	232
Year Ended March 31, 2015	10.65	0.21	0.40	0.61	(0.22)	—	—	(0.22)	11.04	191,905	5.80	0.45	0.45	1.90	168
Year Ended March 31, 2014	11.16	0.18	(0.23)	(0.05)	(0.22)	—	(0.24)	(0.46)	10.65	200,371	(0.38)	0.42	0.42	1.67	208
Year Ended March 31, 2013	11.10	0.15	0.24	0.39	(0.20)	—	(0.13)	(0.33)	11.16	370,455	3.53	0.38	0.38	1.33	151
Year Ended March 31, 2012	11.00	0.24	0.81	1.05	(0.27)	—	(0.68)	(0.95)	11.10	439,017	9.65	0.48	0.48	2.15	211
A Shares
Period Ended September 30, 2016^	10.86	0.08	0.25	0.33	(0.09)	—	—	(0.09)	11.10	10,433	3.07	0.65	0.65	1.39	126
Year Ended March 31, 2016	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	10.86	10,170	1.01	0.65	0.65	1.65	232
Year Ended March 31, 2015	10.65	0.18	0.41	0.59	(0.20)	—	—	(0.20)	11.04	7,411	5.58	0.67	0.67	1.70	168
Year Ended March 31, 2014	11.16	0.15	(0.23)	(0.08)	(0.19)	—	(0.24)	(0.43)	10.65	9,848	(0.66)	0.71	0.71	1.38	208
Year Ended March 31, 2013	11.10	0.11	0.24	0.35	(0.16)	—	(0.13)	(0.29)	11.16	20,687	3.20	0.70	0.69	1.02	151
Year Ended March 31, 2012	11.00	0.21	0.80	1.01	(0.23)	—	(0.68)	(0.91)	11.10	21,644	9.29	0.82	0.82	1.84	211
R Shares
Period Ended September 30, 2016^	10.87	0.06	0.26	0.32	(0.08)	—	—	(0.08)	11.11	3,451	2.93	0.90	0.90	1.13	126
Year Ended March 31, 2016	11.05	0.15	(0.07)	0.08	(0.17)	—	(0.09)	(0.26)	10.87	3,448	0.78	0.88	0.88	1.41	232
Year Ended March 31, 2015	10.66	0.16	0.41	0.57	(0.18)	—	—	(0.18)	11.05	3,490	5.37	0.85	0.85	1.51	168
Year Ended March 31, 2014	11.17	0.14	(0.24)	(0.10)	(0.17)	—	(0.24)	(0.41)	10.66	4,115	(0.80)	0.85	0.85	1.29	208
Year Ended March 31, 2013	11.10	0.10	0.24	0.34	(0.14)	—	(0.13)	(0.27)	11.17	5,135	3.15	0.84	0.84	0.87	151
Year Ended March 31, 2012	11.01	0.18	0.78	0.96	(0.19)	—	(0.68)	(0.87)	11.10	5,952	8.83	1.16	1.16	1.55	211
IS Shares
Period Ended September 30, 2016^	10.86	0.09	0.26	0.35	(0.11)	—	—	(0.11)	11.10	800	3.21	0.37	0.37	1.70	126
Period Ended March 31, 2016(e)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	10.86	22	2.51	0.34	0.34	2.00	232

Seix Corporate Bond Fund
I Shares
Period Ended September 30, 2016^	8.46	0.12	0.46	0.58	(0.12)	—	—	(0.12)	8.92	10,983	6.94	0.70	0.92	2.83	79
Year Ended March 31, 2016	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	8.46	8,943	(0.29)	0.70	0.83	2.86	84
Year Ended March 31, 2015	8.80	0.26	0.32	0.58	(0.26)	—	(0.17)	(0.43)	8.95	24,172	6.73	0.66	0.69	2.95	90
Year Ended March 31, 2014	9.30	0.28	(0.21)	0.07	(0.28)	—	(0.29)	(0.57)	8.80	28,017	0.91	0.63	0.64	3.18	143
Year Ended March 31, 2013	9.35	0.32	0.30	0.62	(0.32)	—	(0.35)	(0.67)	9.30	51,828	6.71	0.60	0.61	3.36	58
Year Ended March 31, 2012	9.59	0.39	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	57,203	9.10	0.61	0.61	3.98	88
A Shares
Period Ended September 30, 2016^	8.50	0.11	0.46	0.57	(0.11)	—	—	(0.11)	8.96	759	6.78	0.95	1.15	2.59	79
Year Ended March 31, 2016	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	8.50	500	(0.52)	0.95	1.11	2.68	84
Year Ended March 31, 2015	8.84	0.24	0.32	0.56	(0.24)	—	(0.17)	(0.41)	8.99	807	6.40	0.95	0.99	2.67	90
Year Ended March 31, 2014	9.35	0.25	(0.21)	0.04	(0.26)	—	(0.29)	(0.55)	8.84	783	0.52	0.92	0.93	2.76	143
Year Ended March 31, 2013	9.40	0.29	0.30	0.59	(0.29)	—	(0.35)	(0.64)	9.35	4,020	6.39	0.88	0.88	3.06	58
Year Ended March 31, 2012	9.64	0.36	0.46	0.82	(0.36)	—	(0.70)	(1.06)	9.40	4,325	8.78	0.88	0.88	3.68	88
C Shares
Period Ended September 30, 2016^	8.46	0.08	0.46	0.54	(0.08)	—	—	(0.08)	8.92	8,207	6.43	1.65	1.83	1.89	79
Year Ended March 31, 2016	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	8.46	8,105	(1.22)	1.65	1.80	2.01	84
Year Ended March 31, 2015	8.80	0.18	0.32	0.50	(0.18)	—	(0.17)	(0.35)	8.95	9,289	5.69	1.64	1.67	1.97	90
Year Ended March 31, 2014	9.30	0.19	(0.21)	(0.02)	(0.19)	—	(0.29)	(0.48)	8.80	10,385	(0.07)	1.62	1.63	2.18	143
Year Ended March 31, 2013	9.35	0.23	0.30	0.53	(0.23)	—	(0.35)	(0.58)	9.30	15,558	5.67	1.57	1.58	2.39	58
Year Ended March 31, 2012	9.59	0.29	0.46	0.75	(0.29)	—	(0.70)	(0.99)	9.35	18,317	8.05	1.58	1.58	3.00	88

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)

Seix Floating Rate High Income Fund
I Shares
Period Ended September 30, 2016^	$ 8.33	$ 0.22	$ 0.32	$ 0.54	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.65	$ 3,212,263	6.54%	0.64%	0.64%	5.07%	39%
Year Ended March 31, 2016	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	8.33	3,040,875	(1.50)	0.62	0.62	4.69	33
Year Ended March 31, 2015	9.06	0.39	(0.20)	0.19	(0.39)	—	—	(0.39)	8.86	6,048,771	2.17	0.61	0.61	4.34	29
Year Ended March 31, 2014	9.06	0.38	(0.01)	0.37	(0.37)	—	—	(0.37)	9.06	8,965,312	4.16	0.60	0.60	4.13	47
Year Ended March 31, 2013	8.83	0.46	0.20	0.66	(0.43)	—	—	(0.43)	9.06	5,780,847	7.67	0.60	0.60	5.13	70
Year Ended March 31, 2012	9.01	0.50	(0.22)	0.28	(0.46)	—	—	(0.46)	8.83	3,419,351	3.31	0.60	0.60	5.69	72
A Shares
Period Ended September 30, 2016^	8.33	0.21	0.33	0.54	(0.21)	—	—	(0.21)	8.66	141,330	6.50	0.95	0.95	4.82	39
Year Ended March 31, 2016	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	8.33	143,325	(1.79)	0.92	0.92	4.42	33
Year Ended March 31, 2015	9.06	0.36	(0.19)	0.17	(0.37)	—	—	(0.37)	8.86	147,560	1.88	0.91	0.91	4.06	29
Year Ended March 31, 2014	9.06	0.35	(0.01)	0.34	(0.34)	—	—	(0.34)	9.06	212,336	3.86	0.89	0.89	3.82	47
Year Ended March 31, 2013	8.83	0.43	0.21	0.64	(0.41)	—	—	(0.41)	9.06	99,040	7.39	0.85	0.85	4.85	70
Year Ended March 31, 2012	9.01	0.48	(0.22)	0.26	(0.44)	—	—	(0.44)	8.83	51,185	3.05	0.85	0.85	5.47	72
C Shares
Period Ended September 30, 2016^	8.33	0.18	0.33	0.51	(0.18)	—	—	(0.18)	8.66	53,636	6.19	1.53	1.53	4.23	39
Year Ended March 31, 2016	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	8.33	55,203	(2.37)	1.51	1.51	3.82	33
Year Ended March 31, 2015	9.07	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	8.86	64,445	1.16	1.50	1.50	3.46	29
Year Ended March 31, 2014	9.06	0.29	0.01	0.30	(0.29)	—	—	(0.29)	9.07	83,149	3.33	1.51	1.51	3.21	47
Year Ended March 31, 2013	8.83	0.38	0.20	0.58	(0.35)	—	—	(0.35)	9.06	40,493	6.69	1.51	1.51	4.22	70
Year Ended March 31, 2012	9.02	0.42	(0.23)	0.19	(0.38)	—	—	(0.38)	8.83	30,132	2.26	1.52	1.52	4.77	72
IS Shares
Period Ended September 30, 2016^	8.33	0.22	0.34	0.56	(0.23)	—	—	(0.23)	8.66	1,254,174	6.72	0.53	0.53	5.25	39
Year Ended March 31, 2016	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	8.33	1,127,337	(1.39)	0.51	0.51	4.83	33
Period Ended March 31, 2015(f)	8.74	0.07	0.12	0.19	(0.07)	—	—	(0.07)	8.86	12,629	2.15	0.47	0.47	5.08	29

Seix Georgia Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2016^	10.96	0.15	0.08	0.23	(0.15)	—	—	(0.15)	11.04	107,490	2.06	0.65	0.70	2.62	28
Year Ended March 31, 2016	10.86	0.27	0.10	0.37	(0.27)	—	—	(0.27)	10.96	107,691	3.50	0.65	0.68	2.52	41
Year Ended March 31, 2015	10.42	0.28	0.44	0.72	(0.28)	—	—	(0.28)	10.86	131,881	7.00	0.64	0.64	2.63	55
Year Ended March 31, 2014	10.78	0.31	(0.36)	(0.05)	(0.31)	—	—	(0.31)	10.42	120,835	(0.37)	0.57	0.57	3.01	67
Year Ended March 31, 2013	10.55	0.34	0.23	0.57	(0.34)	—	—	(0.34)	10.78	148,153	5.44	0.59	0.59	3.15	50
Year Ended March 31, 2012	9.73	0.36	0.82	1.18	(0.36)	—	—	(0.36)	10.55	145,803	12.33	0.62	0.62	3.55	57
A Shares
Period Ended September 30, 2016^	10.98	0.14	0.08	0.22	(0.14)	—	—	(0.14)	11.06	3,654	2.01	0.76	0.76	2.52	28
Year Ended March 31, 2016	10.88	0.26	0.10	0.36	(0.26)	—	—	(0.26)	10.98	3,621	3.40	0.75	0.75	2.43	41
Year Ended March 31, 2015	10.44	0.27	0.44	0.71	(0.27)	—	—	(0.27)	10.88	3,637	6.89	0.73	0.73	2.55	55
Year Ended March 31, 2014	10.80	0.30	(0.36)	(0.06)	(0.30)	—	—	(0.30)	10.44	4,139	(0.52)	0.72	0.72	2.87	67
Year Ended March 31, 2013	10.57	0.32	0.23	0.55	(0.32)	—	—	(0.32)	10.80	4,566	5.27	0.74	0.74	2.99	50
Year Ended March 31, 2012	9.75	0.35	0.82	1.17	(0.35)	—	—	(0.35)	10.57	4,280	12.14	0.77	0.77	3.39	57

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)

Seix High Grade Municipal Bond Fund
I Shares
Period Ended September 30, 2016^	$ 12.36	$ 0.13	$ 0.19	$ 0.32	$(0.13)	$ —	$ —	$(0.13)	$ 12.55	$ 96,566	2.57%	0.65%	0.70%	2.02%	118%
Year Ended March 31, 2016	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	12.36	99,803	3.85	0.65	0.69	2.21	171
Year Ended March 31, 2015	11.86	0.31	0.59	0.90	(0.31)	—	(0.16)	(0.47)	12.29	95,761	7.64	0.65	0.69	2.53	228
Year Ended March 31, 2014	12.10	0.34	(0.19)	0.15	(0.34)	—	(0.05)	(0.39)	11.86	47,737	1.40	0.65	0.68	2.90	227
Year Ended March 31, 2013	11.96	0.34	0.50	0.84	(0.34)	—	(0.36)	(0.70)	12.10	54,892	7.12	0.65	0.68	2.78	168
Year Ended March 31, 2012	10.92	0.38	1.07	1.45	(0.38)	—	(0.03)	(0.41)	11.96	42,963	13.43	0.64	0.66	3.29	218
A Shares
Period Ended September 30, 2016^	12.36	0.12	0.19	0.31	(0.12)	—	—	(0.12)	12.55	14,691	2.50	0.80	0.80	1.88	118
Year Ended March 31, 2016	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	12.36	13,996	3.70	0.79	0.79	2.07	171
Year Ended March 31, 2015	11.86	0.29	0.59	0.88	(0.29)	—	(0.16)	(0.45)	12.29	16,499	7.48	0.80	0.80	2.38	228
Year Ended March 31, 2014	12.11	0.32	(0.20)	0.12	(0.32)	—	(0.05)	(0.37)	11.86	8,967	1.16	0.80	0.82	2.75	227
Year Ended March 31, 2013	11.97	0.32	0.50	0.82	(0.32)	—	(0.36)	(0.68)	12.11	11,363	6.97	0.80	0.83	2.63	168
Year Ended March 31, 2012	10.92	0.36	1.08	1.44	(0.36)	—	(0.03)	(0.39)	11.97	8,155	13.36	0.79	0.81	3.15	218

Seix High Income Fund
I Shares
Period Ended September 30, 2016^	5.92	0.20	0.49	0.69	(0.20)	—	—	(0.20)	6.41	493,917	11.75	0.80	0.81	6.36	45
Year Ended March 31, 2016	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	5.92	546,793	(5.31)	0.79	0.79	6.34	77
Year Ended March 31, 2015	7.26	0.40	(0.38)	0.02	(0.40)	—	(0.21)	(0.61)	6.67	753,851	0.47	0.77	0.77	5.63	86
Year Ended March 31, 2014	7.32	0.43	0.11	0.54	(0.44)	—	(0.16)	(0.60)	7.26	783,072	7.68	0.77	0.77	6.00	110
Year Ended March 31, 2013	6.89	0.45	0.43	0.88	(0.45)	—	—	(0.45)	7.32	784,870	13.17	0.74	0.75	6.33	118
Year Ended March 31, 2012	7.29	0.51	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	576,626	3.04	0.71	0.71	7.37	148
A Shares
Period Ended September 30, 2016^	5.92	0.19	0.50	0.69	(0.19)	—	—	(0.19)	6.42	43,286	11.79	1.05	1.05	6.09	45
Year Ended March 31, 2016	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	5.92	43,433	(5.68)	1.03	1.03	6.08	77
Year Ended March 31, 2015	7.27	0.38	(0.38)	—	(0.38)	—	(0.21)	(0.59)	6.68	65,121	0.26	0.99	0.99	5.34	86
Year Ended March 31, 2014	7.32	0.42	0.11	0.53	(0.42)	—	(0.16)	(0.58)	7.27	157,360	7.60 (g)	0.97	0.97	5.82	110
Year Ended March 31, 2013	6.90	0.43	0.42	0.85	(0.43)	—	—	(0.43)	7.32	119,006	12.72	0.99	0.99	6.09	118
Year Ended March 31, 2012	7.29	0.49	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	6.90	99,210	2.74	1.00	1.00	7.09	148
R Shares
Period Ended September 30, 2016^	5.92	0.18	0.49	0.67	(0.18)	—	—	(0.18)	6.41	14,790	11.51	1.24	1.24	5.92	45
Year Ended March 31, 2016	6.68	0.37	(0.76)	(0.39)	(0.37)	—	—	(0.37)	5.92	14,574	(5.87)	1.23	1.23	5.92	77
Year Ended March 31, 2015	7.27	0.37	(0.38)	(0.01)	(0.37)	—	(0.21)	(0.58)	6.68	20,887	0.05	1.21	1.21	5.20	86
Year Ended March 31, 2014	7.32	0.40	0.12	0.52	(0.41)	—	(0.16)	(0.57)	7.27	22,317	7.37	1.20	1.20	5.57	110
Year Ended March 31, 2013	6.89	0.41	0.43	0.84	(0.41)	—	—	(0.41)	7.32	23,956	12.61	1.23	1.23	5.85	118
Year Ended March 31, 2012	7.29	0.47	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	6.89	20,317	2.25	1.35	1.35	6.76	148
IS Shares
Period Ended September 30, 2016^	5.92	0.20	0.49	0.69	(0.20)	—	—	(0.20)	6.41	12,971	11.83	0.65	0.65	6.38	45
Year Ended March 31, 2016	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	5.92	1,117	(5.30)	0.63	0.63	6.27	77
Period Ended March 31, 2015(h)	7.22	0.28	(0.33)	(0.05)	(0.28)	—	(0.21)	(0.49)	6.68	3,455	(0.51)	0.63	0.63	5.99	86

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)

Seix High Yield Fund
I Shares
Period Ended September 30, 2016^	$ 7.80	$ 0.23	$ 0.51	$ 0.74	$(0.23)	$ —	$ —	$(0.23)	$ 8.31	$ 579,638	9.63%	0.64%	0.64%	5.74%	44%
Year Ended March 31, 2016	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	7.80	523,206	(5.23)	0.61	0.61	5.71	76
Year Ended March 31, 2015	9.95	0.54	(0.43)	0.11	(0.54)	—	(0.79)	(1.33)	8.73	695,060	1.53	0.58	0.58	5.63	72
Year Ended March 31, 2014	10.26	0.58	0.06	0.64	(0.59)	—	(0.36)	(0.95)	9.95	1,211,146	6.65	0.55	0.55	5.79	89
Year Ended March 31, 2013	9.69	0.64	0.56	1.20	(0.63)	—	—	(0.63)	10.26	1,792,768	12.80	0.54	0.54	6.41	79
Year Ended March 31, 2012	10.07	0.70	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	2,123,625	3.44	0.54	0.54	7.27	83
A Shares
Period Ended September 30, 2016^	7.61	0.22	0.49	0.71	(0.22)	—	—	(0.22)	8.10	5,098	9.42	0.82	0.82	5.58	44
Year Ended March 31, 2016	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	7.61	7,463	(5.36)	0.84	0.84	5.48	76
Year Ended March 31, 2015	9.72	0.51	(0.43)	0.08	(0.50)	—	(0.79)	(1.29)	8.51	8,110	1.24	0.87	0.87	5.31	72
Year Ended March 31, 2014	10.03	0.55	0.05	0.60	(0.55)	—	(0.36)	(0.91)	9.72	69,921	6.39	0.81	0.81	5.57	89
Year Ended March 31, 2013	9.47	0.59	0.56	1.15	(0.59)	—	—	(0.59)	10.03	72,703	12.56	0.79	0.79	6.09	79
Year Ended March 31, 2012	9.84	0.65	(0.36)	0.29	(0.66)	—	—	(0.66)	9.47	38,016	3.21	0.78	0.78	6.91	83
R Shares
Period Ended September 30, 2016^	7.80	0.22	0.51	0.73	(0.22)	—	—	(0.22)	8.31	136	9.40	1.05	1.05	5.34	44
Year Ended March 31, 2016	8.72	0.44	(0.91)	(0.47)	(0.45)	—	—	(0.45)	7.80	573	(5.52)	1.04	1.04	5.29	76
Year Ended March 31, 2015	9.94	0.49	(0.42)	0.07	(0.50)	—	(0.79)	(1.29)	8.72	782	1.05	1.04	1.04	5.18	72
Year Ended March 31, 2014	10.26	0.53	0.05	0.58	(0.54)	—	(0.36)	(0.90)	9.94	1,237	6.04	1.04	1.04	5.31	89
Year Ended March 31, 2013	9.68	0.59	0.57	1.16	(0.58)	—	—	(0.58)	10.26	2,385	12.36	1.03	1.03	5.92	79
Year Ended March 31, 2012	10.07	0.65	(0.40)	0.25	(0.64)	—	—	(0.64)	9.68	2,427	2.69	1.18	1.18	6.68	83
IS Shares(i)
Period Ended September 30, 2016^	8.17	0.11	0.11	0.22	(0.08)	—	—	(0.08)	8.31	8,141	2.67	0.54	0.54	5.66	44

Seix Investment Grade Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2016^	12.22	0.14	0.08	0.22	(0.14)	—	—	(0.14)	12.30	638,213	1.76	0.65	0.69	2.18	65
Year Ended March 31, 2016	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	12.22	629,435	2.96	0.65	0.68	2.32	139
Year Ended March 31, 2015	12.13	0.31	0.32	0.63	(0.31)	—	(0.16)	(0.47)	12.29	657,851	5.25	0.65	0.68	2.53	144
Year Ended March 31, 2014	12.45	0.28	(0.23)	0.05	(0.28)	—	(0.09)	(0.37)	12.13	643,828	0.48	0.64	0.64	2.29	104
Year Ended March 31, 2013	12.49	0.25	0.35	0.60	(0.25)	—	(0.39)	(0.64)	12.45	982,171	4.87	0.62	0.63	1.98	151
Year Ended March 31, 2012	11.65	0.29	0.93	1.22	(0.29)	—	(0.09)	(0.38)	12.49	950,629	10.62	0.61	0.61	2.38	199
A Shares
Period Ended September 30, 2016^	12.24	0.13	0.08	0.21	(0.13)	—	—	(0.13)	12.32	23,240	1.68	0.80	0.92	2.03	65
Year Ended March 31, 2016	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	12.24	24,861	2.89	0.80	0.93	2.17	139
Year Ended March 31, 2015	12.14	0.29	0.32	0.61	(0.29)	—	(0.16)	(0.45)	12.30	29,439	5.09	0.80	0.91	2.37	144
Year Ended March 31, 2014	12.47	0.26	(0.24)	0.02	(0.26)	—	(0.09)	(0.35)	12.14	30,100	0.23	0.80	0.90	2.13	104
Year Ended March 31, 2013	12.50	0.23	0.36	0.59	(0.23)	—	(0.39)	(0.62)	12.47	36,958	4.75	0.82	0.87	1.78	151
Year Ended March 31, 2012	11.66	0.26	0.93	1.19	(0.26)	—	(0.09)	(0.35)	12.50	37,840	10.33	0.87	0.87	2.12	199

Seix Limited Duration Fund
I Shares
Period Ended September 30, 2016^	9.83	0.03	0.09	0.12	(0.03)	—	—	(0.03)	9.92	6,711	1.17	0.35	0.45	0.57	63
Year Ended March 31, 2016	9.83	0.03	— (j)	0.03	(0.03)	—	—	(0.03)	9.83	6,649	0.26	0.35	0.47	0.29	50
Year Ended March 31, 2015	9.83	0.02	— (j)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.18	0.34	0.46	0.21	45
Year Ended March 31, 2014	9.83	0.03	(0.01)	0.02	(0.02)	—	—	(0.02)	9.83	6,650	0.21	0.32	0.43	0.27	104
Year Ended March 31, 2013	9.76	0.05	0.06	0.11	(0.04)	—	—	(0.04)	9.83	9,357	1.08	0.30	0.33	0.50	56
Year Ended March 31, 2012	9.76	0.07	(0.01)	0.06	(0.06)	—	—	(0.06)	9.76	16,002	0.58	0.28	0.28	0.68	58

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)

Seix North Carolina Tax-Exempt Bond Fund
I Shares
Period Ended September 30, 2016^	$ 10.53	$ 0.12	$ 0.09	$ 0.21	$(0.12)	$ —	$ —	$(0.12)	$ 10.62	$ 26,970	2.00%	0.65%	0.74%	2.26%	34%
Year Ended March 31, 2016	10.49	0.24	0.11	0.35	(0.24)	—	(0.07)	(0.31)	10.53	28,576	3.39	0.65	0.73	2.31	42
Year Ended March 31, 2015	10.06	0.25	0.43	0.68	(0.25)	—	—	(0.25)	10.49	37,190	6.80	0.65	0.69	2.40	51
Year Ended March 31, 2014	10.68	0.26	(0.31)	(0.05)	(0.27)	—	(0.30)	(0.57)	10.06	37,311	(0.38)	0.61	0.61	2.59	77
Year Ended March 31, 2013	10.47	0.30	0.21	0.51	(0.30)	—	—	(0.30)	10.68	50,991	4.88	0.62	0.62	2.79	79
Year Ended March 31, 2012	9.70	0.33	0.77	1.10	(0.33)	—	—	(0.33)	10.47	50,412	11.51	0.67	0.67	3.27	39
A Shares
Period Ended September 30, 2016^	10.50	0.11	0.09	0.20	(0.11)	—	—	(0.11)	10.59	2,682	1.93	0.80	0.84	2.02	34
Year Ended March 31, 2016	10.46	0.22	0.12	0.34	(0.23)	—	(0.07)	(0.30)	10.50	492	3.23	0.80	0.81	2.15	42
Year Ended March 31, 2015	10.04	0.23	0.42	0.65	(0.23)	—	—	(0.23)	10.46	795	6.56	0.79	0.79	2.27	51
Year Ended March 31, 2014	10.65	0.25	(0.31)	(0.06)	(0.25)	—	(0.30)	(0.55)	10.04	861	(0.45)	0.77	0.77	2.44	77
Year Ended March 31, 2013	10.45	0.28	0.20	0.48	(0.28)	—	—	(0.28)	10.65	910	4.63	0.77	0.77	2.60	79
Year Ended March 31, 2012	9.67	0.32	0.78	1.10	(0.32)	—	—	(0.32)	10.45	633	11.47	0.82	0.82	3.11	39

Seix Short-Term Bond Fund
I Shares
Period Ended September 30, 2016^	9.98	0.04	0.01	0.05	(0.04)	—	—	(0.04)	9.99	52,257	0.51	0.60	0.69	0.74	56
Year Ended March 31, 2016	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	9.98	49,749	0.68	0.60	0.68	0.58	87
Year Ended March 31, 2015	9.95	0.05	0.04	0.09	(0.06)	—	—	(0.06)	9.98	50,689	0.93	0.60	0.67	0.52	199
Year Ended March 31, 2014	10.00	0.12	(0.05)	0.07	(0.12)	—	—	(0.12)	9.95	38,400	0.75	0.58	0.58	1.22	79
Year Ended March 31, 2013	9.99	0.15	0.01	0.16	(0.15)	—	—	(0.15)	10.00	78,383	1.65	0.48	0.48	1.51	128
Year Ended March 31, 2012	9.95	0.20	0.06	0.26	(0.22)	—	—	(0.22)	9.99	310,854	2.60	0.48	0.48	2.00	86
A Shares
Period Ended September 30, 2016^	10.01	0.03	0.01	0.04	(0.03)	—	—	(0.03)	10.02	2,027	0.40	0.80	0.82	0.54	56
Year Ended March 31, 2016	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	10.01	2,104	0.58	0.80	0.81	0.38	87
Year Ended March 31, 2015	9.98	0.04	0.02	0.06	(0.04)	—	—	(0.04)	10.00	2,316	0.63	0.80	0.81	0.37	199
Year Ended March 31, 2014	10.03	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	9.98	2,748	0.54	0.78	0.80	1.00	79
Year Ended March 31, 2013	10.02	0.13	0.01	0.14	(0.13)	—	—	(0.13)	10.03	2,069	1.40	0.73	0.74	1.27	128
Year Ended March 31, 2012	9.98	0.17	0.06	0.23	(0.19)	—	—	(0.19)	10.02	2,478	2.32	0.76	0.76	1.75	86
C Shares
Period Ended September 30, 2016^	10.00	— (j)	0.02	0.02	—	—	—	—	10.02	1,620	0.20	1.41	1.58	(0.06)	56
Year Ended March 31, 2016	10.00	(0.01)	0.01	—	— (j)	—	—	— (j)	10.00	1,742	—	1.29	1.58	(0.10)	87
Year Ended March 31, 2015	9.97	(0.01)	0.04	0.03	— (j)	—	—	— (j)	10.00	1,730	0.31	1.22	1.58	(0.06)	199
Year Ended March 31, 2014	10.02	0.02	(0.04)	(0.02)	(0.03)	—	—	(0.03)	9.97	1,899	(0.24)	1.56	1.56	0.23	79
Year Ended March 31, 2013	10.01	0.05	0.01	0.06	(0.05)	—	—	(0.05)	10.02	2,425	0.65	1.48	1.48	0.52	128
Year Ended March 31, 2012	9.98	0.10	0.05	0.15	(0.12)	—	—	(0.12)	10.01	3,009	1.48	1.48	1.48	1.01	86

Seix Short-Term Municipal Bond Fund
I Shares
Period Ended September 30, 2016^	9.98	0.03	— (j)	0.03	(0.03)	—	—	(0.03)	9.98	29,278	0.33	0.48	0.65	0.65	37
Year Ended March 31, 2016	10.00	0.04	— (j)	0.04	(0.04)	—	(0.02)	(0.06)	9.98	32,184	0.41	0.51	0.62	0.41	82
Year Ended March 31, 2015	9.99	0.04	0.08	0.12	(0.04)	—	(0.07)	(0.11)	10.00	38,669	1.21	0.55	0.62	0.42	148
Year Ended March 31, 2014	10.01	0.02	0.01	0.03	(0.02)	—	(0.03)	(0.05)	9.99	30,852	0.37	0.54	0.71	0.21	260
Year Ended March 31, 2013	10.73	0.05	0.27	0.32	(0.06)	—	(0.98)	(1.04)	10.01	11,121	3.01	0.58	0.91	0.52	199
Year Ended March 31, 2012	10.16	0.32	0.70	1.02	(0.31)	—	(0.14)	(0.45)	10.73	5,956	10.16	0.67	0.77	3.00	27

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)
A Shares
Period Ended September 30, 2016^	$ 9.98	$ 0.02	$ — (j)	$ 0.02	$(0.02)	$ —	$ —	$(0.02)	$ 9.98	$ 4,262	0.23%	0.68%	0.74%	0.43%	37%
Year Ended March 31, 2016	10.00	0.02	— (j)	0.02	(0.02)	—	(0.02)	(0.04)	9.98	7,354	0.23	0.67	0.72	0.24	82
Year Ended March 31, 2015	9.99	0.03	0.08	0.11	(0.03)	—	(0.07)	(0.10)	10.00	3,863	1.06	0.70	0.75	0.26	148
Year Ended March 31, 2014	10.01	0.01	0.01	0.02	(0.01)	—	(0.03)	(0.04)	9.99	5,900	0.25	0.65	0.82	0.10	260
Year Ended March 31, 2013	10.73	0.04	0.26	0.30	(0.04)	—	(0.98)	(1.02)	10.01	3,694	2.86	0.73	1.04	0.39	199
Year Ended March 31, 2012	10.16	0.29	0.71	1.00	(0.29)	—	(0.14)	(0.43)	10.73	3,445	10.00	0.82	0.97	2.77	27

Seix Total Return Bond Fund
I Shares
Period Ended September 30, 2016^	10.67	0.10	0.23	0.33	(0.11)	—	—	(0.11)	10.89	870,768	3.22	0.46	0.46	1.91	130
Year Ended March 31, 2016	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	10.67	971,159	1.35 (g)	0.45	0.45	1.82	181
Year Ended March 31, 2015	10.43	0.23	0.34	0.57	(0.25)	—	—	(0.25)	10.75	972,117	5.47	0.44	0.44	2.17	173
Year Ended March 31, 2014	10.79	0.22	(0.26)	(0.04)	(0.22)	—	(0.10)	(0.32)	10.43	1,022,101	(0.31)	0.41	0.41	2.12	217
Year Ended March 31, 2013	10.77	0.18	0.25	0.43	(0.21)	—	(0.20)	(0.41)	10.79	1,204,228	4.01	0.39	0.40	1.69	139
Year Ended March 31, 2012	10.40	0.25	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	996,213	9.62	0.37	0.37	2.30	170
A Shares
Period Ended September 30, 2016^	11.02	0.09	0.24	0.33	(0.10)	—	—	(0.10)	11.25	31,576	2.98	0.71	0.71	1.65	130
Year Ended March 31, 2016	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	11.02	32,366	1.02	0.71	0.71	1.55	181
Year Ended March 31, 2015	10.77	0.21	0.35	0.56	(0.22)	—	—	(0.22)	11.11	43,401	5.28	0.71	0.71	1.90	173
Year Ended March 31, 2014	11.15	0.20	(0.28)	(0.08)	(0.20)	—	(0.10)	(0.30)	10.77	41,134	(0.70)	0.70	0.70	1.82	217
Year Ended March 31, 2013	11.12	0.16	0.25	0.41	(0.18)	—	(0.20)	(0.38)	11.15	50,279	3.76	0.66	0.68	1.42	139
Year Ended March 31, 2012	10.73	0.22	0.76	0.98	(0.34)	—	(0.25)	(0.59)	11.12	44,359	9.31	0.65	0.65	1.95	170
R Shares
Period Ended September 30, 2016^	10.67	0.07	0.23	0.30	(0.08)	—	—	(0.08)	10.89	47,401	2.77	1.07	1.07	1.29	130
Year Ended March 31, 2016	10.75	0.13	(0.05)	0.08	(0.15)	—	(0.01)	(0.16)	10.67	50,402	0.74	1.06	1.06	1.21	181
Year Ended March 31, 2015	10.43	0.17	0.33	0.50	(0.18)	—	—	(0.18)	10.75	64,539	4.83	1.05	1.06	1.56	173
Year Ended March 31, 2014	10.80	0.16	(0.27)	(0.11)	(0.16)	—	(0.10)	(0.26)	10.43	72,556	(1.02)	1.03	1.07	1.52	217
Year Ended March 31, 2013	10.78	0.12	0.25	0.37	(0.15)	—	(0.20)	(0.35)	10.80	72,697	3.34	0.96	1.05	1.11	139
Year Ended March 31, 2012	10.40	0.18	0.76	0.94	(0.31)	—	(0.25)	(0.56)	10.78	20,315	9.15	0.90	0.90	1.63	170
IS Shares
Period Ended September 30, 2016^	10.67	0.11	0.23	0.34	(0.12)	—	—	(0.12)	10.89	52,887	3.16	0.32	0.32	2.04	130
Year Ended March 31, 2016	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	10.67	56,133	1.49	0.31	0.31	1.95	181
Period Ended March 31, 2015(h)	10.56	0.16	0.20	0.36	(0.17)	—	—	(0.17)	10.75	71,520	3.39	0.31	0.31	2.20	173

Seix U.S. Government Securities Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2016^	10.03	0.03	0.02	0.05	(0.05)	—	—	(0.05)	10.03	1,571,076	0.47	0.41	0.41	0.62	42
Year Ended March 31, 2016	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	10.03	1,557,899	(0.11)	0.41	0.41	0.57	52
Year Ended March 31, 2015	10.12	0.06	0.02	0.08	(0.08)	—	—	(0.08)	10.12	1,665,888	0.77	0.39	0.39	0.55	34
Year Ended March 31, 2014	10.17	0.03	(0.02)	0.01	(0.06)	—	—	(0.06)	10.12	1,993,215	0.13	0.38	0.38	0.31	36
Year Ended March 31, 2013	10.14	0.03	0.08	0.11	(0.08)	—	—	(0.08)	10.17	2,331,913	1.10	0.36	0.36	0.29	137
Year Ended March 31, 2012	10.07	0.06	0.12	0.18	(0.11)	—	—	(0.11)	10.14	2,033,765	1.76	0.36	0.36	0.55	70
IS Shares(i)
Period Ended September 30, 2016^	10.03	0.03	— (j)	0.03	(0.02)	—	—	(0.02)	10.04	4,636	0.28	0.26	0.26	1.52	42

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights

RIDGEWORTH FUNDS     Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Net Assets End of Period (000)	Total Return(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate(d)

Seix U.S. Mortgage Fund
I Shares
Period Ended September 30, 2016^	$ 11.33	$ 0.03	$ 0.14	$ 0.17	$(0.10)	$ —	$ —	$(0.10)	$ 11.40	$ 23,710	1.49%	0.70%	0.81%	0.57%	79%
Year Ended March 31, 2016	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	11.33	25,068	1.84	0.70	0.86	1.03	223
Year Ended March 31, 2015	10.90	0.19	0.48	0.67	(0.25)	—	—	(0.25)	11.32	3,650	6.16	0.69	1.26	1.75	165
Year Ended March 31, 2014	11.16	0.12	(0.16)	(0.04)	(0.22)	—	—	(0.22)	10.90	3,692	(0.38)	0.66	1.10	1.08	236
Year Ended March 31, 2013	11.09	0.04	0.21	0.25	(0.18)	—	—	(0.18)	11.16	8,851	2.26	0.66	0.85	0.37	163
Year Ended March 31, 2012	10.59	0.12	0.62	0.74	(0.24)	—	—	(0.24)	11.09	24,688	7.01	0.66	0.72	1.06	299
A Shares
Period Ended September 30, 2016^	11.31	0.02	0.14	0.16	(0.09)	—	—	(0.09)	11.38	7,397	1.39	0.90	0.97	0.37	79
Year Ended March 31, 2016	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	11.31	6,560	1.72	0.90	1.10	0.76	223
Year Ended March 31, 2015	10.88	0.16	0.47	0.63	(0.22)	—	—	(0.22)	11.29	5,201	5.86	0.89	1.43	1.45	165
Year Ended March 31, 2014	11.14	0.11	(0.18)	(0.07)	(0.19)	—	—	(0.19)	10.88	1,721	(0.58)	0.86	1.27	1.02	236
Year Ended March 31, 2013	11.07	0.02	0.21	0.23	(0.16)	—	—	(0.16)	11.14	2,271	2.06	0.86	1.05	0.15	163
Year Ended March 31, 2012	10.57	0.09	0.62	0.71	(0.21)	—	—	(0.21)	11.07	6,279	6.81	0.86	0.93	0.78	299
C Shares
Period Ended September 30, 2016^	11.33	(0.02)	0.13	0.11	(0.04)	—	—	(0.04)	11.40	4,952	1.00	1.65	1.67	(0.38)	79
Year Ended March 31, 2016	11.32	— (j)	0.10	0.10	(0.09)	—	—	(0.09)	11.33	5,478	0.88	1.65	1.79	0.01	223
Year Ended March 31, 2015	10.90	0.09	0.47	0.56	(0.14)	—	—	(0.14)	11.32	3,989	5.15	1.65	2.15	0.79	165
Year Ended March 31, 2014	11.16	0.03	(0.18)	(0.15)	(0.11)	—	—	(0.11)	10.90	4,780	(1.36)	1.66	2.04	0.23	236
Year Ended March 31, 2013	11.09	(0.07)	0.21	0.14	(0.07)	—	—	(0.07)	11.16	6,039	1.25	1.66	1.84	(0.65)	163
Year Ended March 31, 2012	10.59	0.01	0.62	0.63	(0.13)	—	—	(0.13)	11.09	7,376	5.94	1.66	1.71	0.06	299

Seix Ultra-Short Bond Fund
I Shares
Period Ended September 30, 2016^	9.93	0.05	0.03	0.08	(0.05)	—	—	(0.05)	9.96	88,551	0.84	0.40	0.40	0.98	52
Year Ended March 31, 2016	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	9.93	104,950	0.42	0.38	0.38	0.77	59
Year Ended March 31, 2015	9.98	0.06	— (j)	0.06	(0.07)	—	—	(0.07)	9.97	142,680	0.55	0.37	0.37	0.57	54
Year Ended March 31, 2014	9.98	0.07	0.01	0.08	(0.08)	—	—	(0.08)	9.98	122,053	0.76	0.35	0.35	0.65	134
Year Ended March 31, 2013	9.95	0.10	0.04	0.14	(0.11)	—	—	(0.11)	9.98	109,224	1.39	0.33	0.33	0.98	127
Year Ended March 31, 2012	9.93	0.10	0.03	0.13	(0.11)	—	—	(0.11)	9.95	112,617	1.34	0.34	0.34	0.99	97

Seix Virginia Intermediate Municipal Bond Fund
I Shares
Period Ended September 30, 2016^	10.06	0.12	0.04	0.16	(0.12)	—	—	(0.12)	10.10	64,839	1.61	0.65	0.71	2.39	22
Year Ended March 31, 2016	10.24	0.24	0.08	0.32	(0.24)	—	(0.26)	(0.50)	10.06	64,653	3.30	0.65	0.68	2.38	48
Year Ended March 31, 2015	10.12	0.25	0.21	0.46	(0.25)	—	(0.09)	(0.34)	10.24	119,103	4.54	0.65	0.65	2.42	59
Year Ended March 31, 2014	10.54	0.29	(0.32)	(0.03)	(0.29)	—	(0.10)	(0.39)	10.12	120,600	(0.20)	0.58	0.58	2.83	65
Year Ended March 31, 2013	10.63	0.31	0.08	0.39	(0.31)	—	(0.17)	(0.48)	10.54	144,889	3.70	0.59	0.59	2.93	33
Year Ended March 31, 2012	10.21	0.33	0.53	0.86	(0.33)	—	(0.11)	(0.44)	10.63	147,599	8.55	0.63	0.63	3.12	23
A Shares
Period Ended September 30, 2016^	10.06	0.11	0.03	0.14	(0.11)	—	—	(0.11)	10.09	4,371	1.44	0.79	0.79	2.25	22
Year Ended March 31, 2016	10.23	0.23	0.09	0.32	(0.23)	—	(0.26)	(0.49)	10.06	4,365	3.29	0.76	0.76	2.29	48
Year Ended March 31, 2015	10.11	0.24	0.21	0.45	(0.24)	—	(0.09)	(0.33)	10.23	5,152	4.45	0.74	0.74	2.34	59
Year Ended March 31, 2014	10.53	0.27	(0.32)	(0.05)	(0.27)	—	(0.10)	(0.37)	10.11	7,668	(0.35)	0.73	0.73	2.67	65
Year Ended March 31, 2013	10.63	0.30	0.07	0.37	(0.30)	—	(0.17)	(0.47)	10.53	10,996	3.45	0.74	0.74	2.78	33
Year Ended March 31, 2012	10.21	0.31	0.53	0.84	(0.31)	—	(0.11)	(0.42)	10.63	12,509	8.38	0.78	0.78	2.97	23

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

^	Unaudited.

(a)	Per share data calculated using average shares outstanding method.

(b)	Total return excludes sales charge. Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Not annualized for periods less than one year.

(e)	IS Shares commenced operations on August 3, 2015.

(f)	IS Shares commenced operations on February 2, 2015.

(g)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the management’s discussion of Fund performance.

(h)	IS Shares commenced operations on August 1, 2014.

(i)	IS Shares commenced operations on August 1, 2016.

(j)	Rounds to less than $0.005 per share.

NOTES TO FINANCIAL STATEMENTS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

1.	Organization

RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Seix Core Bond Fund (formerly, “Core Bond Fund”), Seix Corporate Bond Fund (formerly, “Corporate Bond Fund”), Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund (formerly, “Georgia Tax-Exempt Bond Fund”), Seix High Grade Municipal Bond Fund (formerly, “High Grade Municipal Bond Fund”), Seix High Income Fund (formerly, “High Income Fund”), Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund (formerly, “Investment Grade Tax-Exempt Bond Fund”), Seix Limited Duration Fund (formerly, “Limited Duration Fund”), Seix North Carolina Tax-Exempt Bond Fund (formerly, “North Carolina Tax-Exempt Bond Fund”), Seix Short-Term Bond Fund (formerly, “Short-Term Bond Fund”), Seix Short-Term Municipal Bond Fund (formerly, “Short-Term Municipal Bond Fund”), Seix Total Return Bond Fund (formerly, “Total Return Bond Fund”), Seix U.S. Government Securities Ultra-Short Bond Fund (formerly, “U.S. Government Securities Ultra-Short Bond Fund”), Seix U.S. Mortgage Fund (formerly, “Limited-Term Federal Mortgage Securities Fund”), Seix Ultra-Short Bond Fund (formerly, “Ultra-Short Bond Fund”) and Seix Virginia Intermediate Municipal Bond Fund (formerly, “Virginia Intermediate Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds” or “Fixed Income Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust.

The Seix Limited Duration Fund and Seix Ultra-Short Bond Fund offer I Shares only. The Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Bond Fund offer I Shares and A Shares. The Seix U.S. Government Securities Ultra-Short Bond Fund offers I Shares and IS Shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund offer I Shares, A Shares, R Shares and IS Shares. The Seix Floating Rate High Income Fund offers I Shares, A Shares, C Shares and IS Shares. The remaining Funds offer I Shares, A Shares and C Shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and the Shareholder Servicing Plan (“Plan”), voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. The A Shares of the Seix Floating Rate High Income Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond and Seix U.S. Mortgage Fund have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 0.50%, if redeemed within two years of purchase. The deferred sale charges may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive a redemption request, whichever is less, if shares are redeemed within one year of purchase. There is no sales charge on purchases of I, R or IS Shares.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 (“ASC Topic 946”) Financial Services — Investment Companies.

2.	Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). Estimates and assumptions are required to be made

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — Debt securities are valued at the last quoted bid price provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”) that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted FASB Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — Investments whose values are based on quoted market prices in active markets are classified as Level 1 prices, which includes active listed equities. Investments in underlying funds and money market funds are valued at their Net Asset Value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2 — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, municipal and provincial obligations.

•	Level 3 — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy. Short-term obligations with maturities of

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of September 30, 2016:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	$—	$13,524,258	$—		$13,524,258
Collateralized Mortgage Obligations[1]	—	15,446,449	—		15,446,449
Corporate Bonds[1]	—	68,531,289	—		68,531,289
U.S. Government Agency Mortgages[1]	—	66,761,737	—		66,761,737
U.S. Treasury Obligations[1]	—	76,615,017	—		76,615,017
Money Market Funds	9,671,260	—	—		9,671,260

Total Investments	9,671,260	240,878,750	—		250,550,010

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	19,174,620	—		19,174,620
Money Market Funds	965,186	—	—		965,186

Total Investments	965,186	19,174,620	—		20,139,806

Seix Floating Rate High Income Fund
Assets
Asset-Backed Security[1]	—	620,162	—		620,162
Bank Loans[1]	—	4,382,774,551	—		4,382,774,551
Corporate Bonds[1]	—	96,709,877	26,757,811	[4]	123,467,688
Preferred Stock[1]	2,389,175	—	—		2,389,175
Common Stocks[1]	10,939,299	—	—		10,939,299
Unlisted Call Option Purchased[1]	—	—	0	[4]	—
Money Market Fund	348,783,589	—	—		348,783,589

Total Investments	362,112,063	4,480,104,590	26,757,811	[4]	4,868,974,464

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	108,493,806	—		108,493,806
Money Market Fund	4,273,753	—	—		4,273,753

Total Investments	4,273,753	108,493,806	—		112,767,559

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	$—	$100,900,878	$—		$100,900,878
Money Market Fund	11,979,688	—	—		11,979,688

Total Investments	11,979,688	100,900,878	—		112,880,566

Seix High Income Fund
Assets
Bank Loans[1]	—	19,080,966	—		19,080,966
Corporate Bonds[1]	—	512,327,886	0	[4]	512,327,886
Convertible Preferred Stock[1]	699,898	—	—		699,898
Preferred Stock[1]	3,077,405	—	—		3,077,405
Common Stocks[1]	6,246,206	—	—		6,246,206
Money Market Funds	63,021,052	—	—		63,021,052

Total Investments	73,044,561	531,408,852	0	[4]	604,453,413

Seix High Yield Fund
Assets
Bank Loans[1]	—	24,865,799	—		24,865,799
Corporate Bonds[1]	—	533,672,538	—		533,672,538
Common Stocks[1]	1,486,276	—	—		1,486,276
Money Market Funds	64,428,396	—	—		64,428,396

Total Investments	65,914,672	558,538,337	—		624,453,009

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	625,631,889	—		625,631,889
Money Market Fund	37,259,296	—	—		37,259,296

Total Investments	37,259,296	625,631,889	—		662,891,185

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	1,649,915	—		1,649,915
Collateralized Mortgage Obligations[1]	—	4,005,899	—		4,005,899
U.S. Government Agency Mortgages[1]	—	1,039,488	—		1,039,488
Money Market Fund	16,004	—	—		16,004

Total Investments	16,004	6,695,302	—		6,711,306

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	28,200,456	—		28,200,456
Money Market Fund	3,604,879	—	—		3,604,879

Total Investments	3,604,879	28,200,456	—		31,805,335

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	7,764,551	—		7,764,551
Collateralized Mortgage Obligations[1]	—	3,917,684	—		3,917,684
Corporate Bonds[1]	—	17,597,121	—		17,597,121
Municipal Bond[2]	—	529,538	—		529,538
U.S. Government Agency Mortgages[1]	—	3,741,415	—		3,741,415
U.S. Treasury Obligations[1]	—	22,005,042	—		22,005,042
Money Market Fund	260,717	—	—		260,717

Total Investments	260,717	55,555,351	—		55,816,068

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	$—	$30,807,314	$—	$30,807,314
Money Market Fund	3,199,919	—	—	3,199,919

Total Investments	3,199,919	30,807,314	—	34,007,233

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	54,459,149	—	54,459,149
Collateralized Mortgage Obligations[1]	—	59,100,418	—	59,100,418
Corporate Bonds[1]	—	262,187,999	—	262,187,999
U.S. Government Agency Mortgages[1]	—	263,234,369	—	263,234,369
U.S. Treasury Obligations[1]	—	336,969,527	—	336,969,527
Foreign Government Bonds	—	20,092,490	—	20,092,490
Money Market Funds	43,797,304	—	—	43,797,304

Total Investments	43,797,304	996,043,952	—	1,039,841,256

Other Financial Instruments[3]
Forward Foreign Currency Contracts	—	1,395,686	—	1,395,686

Total Assets	43,797,304	997,439,638	—	1,041,236,942

Liabilities
Credit Default Swap Contracts	—	(1,003,450)	—	(1,003,450)
Forward Foreign Currency Contracts	—	(979,155)	—	(979,155)

Total Liabilities	—	(1,982,605)	—	(1,982,605)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	11,771,127	—	11,771,127
Collateralized Mortgage Obligations[1]	—	788,478,631	—	788,478,631
U.S. Government Agency Mortgages[1]	—	742,732,335	—	742,732,335
U.S. Treasury Obligation[1]	—	1,000,508	—	1,000,508
Money Market Fund	36,783,387	—	—	36,783,387

Total Investments	36,783,387	1,543,982,601	—	1,580,765,988

Other Financial Instruments[3]
Liabilities
Futures Contracts	(32,549)	—	—	(32,549)

Total Liabilities	(32,549)	—	—	(32,549)

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	3,792,232	—	3,792,232
U.S. Government Agency Mortgages[1]	—	31,012,002	—	31,012,002
Money Market Fund	1,422,449	—	—	1,422,449

Total Investments	1,422,449	34,804,234	—	36,226,683

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	19,019,607	—	19,019,607
Collateralized Mortgage Obligations[1]	—	18,708,476	—	18,708,476
Corporate Bonds[1]	—	41,076,828	—	41,076,828
Municipal Bond[2]	—	278,134	—	278,134
U.S. Government Agency Mortgages[1]	—	6,845,728	—	6,845,728
U.S. Treasury Obligation[1]	—	110,056	—	110,056
Money Market Fund	3,991,755	—	—	3,991,755

Total Investments	3,991,755	86,038,829	—	90,030,584

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Liabilities
Futures Contracts	$(3,870)	$—	$—	$(3,870)

Total Liabilities	(3,870)	—	—	(3,870)

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	66,456,320	—	66,456,320
Money Market Fund	3,783,385	—	—	3,783,385

Total Investments	3,783,385	66,456,320	—	70,239,705

[1]	Please see the Schedules of Portfolio Investments for Sector Classifications.

[2]	Please see the Schedules of Portfolio Investments for State Classifications.

[3]	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swaps, forward foreign currency contracts and futures, which are shown at the unrealized appreciation (depreciation) on the instrument.

[4]	As of September 30, 2016, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended September 30, 2016. The Level 3 securities comprised 0.6% of net assets of Seix Floating Rate High Income Fund and 0.0% of net assets of Seix High Income Fund.

The following is a reconciliation of investments as of September 30, 2016 in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2016	Accrued Discounts	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2016	Net Change in Unrealized Appreciation from Investments Still Held as of 9/30/2016
Seix Floating Rate High Income Fund
Corporate Bonds
Oil & Gas	$24,497,837	$7,436	$6,884	$4,656,839	$—	$(2,411,185)	$—	$—	$26,757,811	$4,656,839

	$24,497,837	$7,436	$6,884	$4,656,839	$—	$(2,411,185)	$—	$—	$26,757,811	$4,656,839

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of September 30, 2016, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions and Investment Income — Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount over the life of the securities, is recorded on the accrual basis. Domestic and foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the Funds’ ability to realize interest accrued up to the date of default or credit event. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income.

(c) Distributions to Shareholders — Distributions from net investment income of each of the Funds are declared each business day to shareholders of record and are paid monthly. Distributions of net realized capital gains, if

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

any, are declared at least annually. Distributions to shareholders from each of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Expenses and Share Class Accounting — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are allocated pro-rata to the Funds on the basis of relative net assets or another appropriate basis. Investment income, common expenses, and realized/unrealized capital gains (losses) on investments are allocated to the various share classes of the Funds on the basis of relative daily net assets of each share class. Fees relating to a specific share class are charged directly to the share class.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objectives, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions as of September 30, 2016 are included on each Fund’s Schedule of Portfolio Investments.

(g) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the amount actually received.

(j) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates. As September 30, 2016, the Seix Total Return Bond Fund had outstanding CDS contracts.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. As of September 30, 2016, the Funds had no outstanding IRS contracts.

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities and the effect of derivative instruments not accounted for as hedging instruments, on the Statements of Operations as of September 30, 2016, are presented in the table below:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix Total Return Bond Fund
Asset Derivatives
Forward Contracts*	$—	$1,395,686	$—	$1,395,686

Total Value	$—	$1,395,686	$—	$1,395,686

Liability Derivatives
Forward Contracts^	$—	$(979,155)	$—	$(979,155)
Swap Contracts^	(1,003,450)	—	—	(1,003,450)

Total Value	$(1,003,450)	$(979,155)	$—	$(1,982,605)

Realized Gain (Loss)#
Forward Contracts	$—	$(46,297)	$—	$(46,297)
Swap Contracts	(2,142,273)	—	—	(2,142,273)

Total Realized Gain (Loss)	$(2,142,273)	$(46,297)	$—	$(2,188,570)

Change in Unrealized Appreciation (Depreciation)##
Forward Contracts	$—	$1,216,004	$—	$1,216,004
Swap Contracts	(1,003,450)	—	—	(1,003,450)

Total Change in Appreciation (Depreciation)	$(1,003,450)	$1,216,004	$—	$212,554

Average Number of Contracts, Notional Amounts or Shares+
Forward Currency Contracts	—	173,980,113	—	173,980,113

Swap Contracts	77,500,000	—	—	77,500,000

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Seix U.S. Government Securities Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts^	$—	$—	$(32,549)	$(32,549)

Total Value	$—	$—	$(32,549)	$(32,549)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(189,811)	$(189,811)

Total Realized Gain (Loss)	$—	$—	$(189,811)	$(189,811)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$13,510	$13,510

Total Change in Appreciation (Depreciation)	$—	$—	$13,510	$13,510

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(715)	(715)

Seix Ultra-Short Bond Fund
Liability Derivatives
Futures Contracts^	$—	$—	$(3,870)	$(3,870)

Total Value	$—	$—	$(3,870)	$(3,870)

Realized Gain (Loss)#
Futures Contracts	$—	$—	$(26,031)	$(26,031)

Total Realized Gain (Loss)	$—	$—	$(26,031)	$(26,031)

Change in Unrealized Appreciation (Depreciation)##
Futures Contracts	$—	$—	$4,499	$4,499

Total Change in Appreciation (Depreciation)	$—	$—	$4,499	$4,499

Average Number of Contracts, Notional Amounts or Shares+
Futures Short Contracts	—	—	(98)	(98)

*	Statements of Assets and Liabilities location: Unrealized Appreciation on Credit Default Swap Contracts and Unrealized Appreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized appreciation. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

^	Statements of Assets and Liabilities location: Unrealized Depreciation on Credit Default Swap Contracts and Unrealized Depreciation on Forward Foreign Currency Contracts, as applicable. Futures Contracts value represents cumulative unrealized depreciation. Only the current day’s variation margin on futures contracts and centrally cleared swaps is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

#	Statements of Operations location: Net Realized Gain (Loss) from: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

##	Statements of Operations location: Net Change in Unrealized Appreciation (Depreciation) on: Futures Contracts, Swap Contracts, or Forward Foreign Currency Contracts, as applicable.

+	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward foreign currency contracts and swap contracts, which are indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended September 30, 2016.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

The following table summarizes any OTC derivatives at September 30, 2016 that are subject to an enforceable master netting agreement or similar agreement and net of the related collateral received by the Funds.

	Gross Amounts of Assets/Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Collateral (Received)/Pledged(b)	Net Amount of Derivative Assets/Liabilities
Seix Total Return Bond Fund
Assets Counterparty
JPMorgan (ICE)	$1,596,756	$—	$—	$1,596,756
JPMorgan	1,395,686	—	—	1,395,686

	$2,992,442	$—	$—	$2,992,442

Liabilities
JPMorgan	$979,155	$—	$—	$979,155

	$979,155	$—	$—	$979,155

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Asset and Liabilities.

(b)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of the derivative assets and liabilities for a counterparty cannot be less than $0.

(k) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

For Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund the value of the security loan obligation is classified as follows as of September 30, 2016:

Seix Core Bond Fund

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$759,080	$—	$—	$—	$759,080

Total Borrowings	$759,080	$—	$—	$—	$759,080

Gross amount of recognized liabilities for securities lending transactions					$759,080

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Seix Corporate Bond Fund

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$669,285	$—	$—	$—	$669,285

Total Borrowings	$669,285	$—	$—	$—	$669,285

Gross amount of recognized liabilities for securities lending transactions					$669,285

Seix High Income Fund

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$994,260	$—	$—	$—	$994,260
Corporate Bonds	43,744,983	—	—	—	43,744,983

Total	$44,739,243	$—	$—	$—	$44,739,243

Total Borrowings	$44,739,243	$—	$—	$—	$44,739,243

Gross amount of recognized liabilities for securities lending transactions					$44,739,243

Seix High Yield Fund

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$606,699	$—	$—	$—	$606,699
Corporate Bonds	33,987,111	—	—	—	33,987,111

Total	$34,593,810	$—	$—	$—	$34,593,810

Total Borrowings	$34,593,810	$—	$—	$—	$34,593,810

Gross amount of recognized liabilities for securities lending transactions					$34,593,810

Seix Total Return Bond Fund

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$7,237,098	$—	$—	$—	$7,237,098
U.S. Treasury Obligations	10,484,155	—	—	—	10,484,155

Total	$17,721,253	$—	$—	$—	$17,721,253

Total Borrowings	$17,721,253	$—	$—	$—	$17,721,253

Gross amount of recognized liabilities for securities lending transactions					$17,721,253

(l) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

(m) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of September 30, 2016, the Funds had no unfunded loan commitments.

(n) Restricted Securities — Certain Funds’ investments are restricted as to resale. As of September 30, 2016, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise on the Funds’ Schedules of Portfolio Investments.

(o) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

(q) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(r) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

At September 30, 2016, one shareholder owned 100% of Seix Limited Duration Fund. Transaction activities of these shareholders may have a material effect on the respective Fund. Redemptions of these shareholders’ holdings in the Fund may impact the Fund’s liquidity and net asset value. Such redemptions may force the Fund to sell securities.

(s) Federal and Other Taxes — It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Funds intend to distribute taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of September 30, 2016, open tax years include the tax years of March 31, 2014 through 2017.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

(t) Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

(u) Line of Credit —The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with a syndicate of banks which includes State Street Bank and Trust Company (“State Street Bank”) and Royal Bank of Canada (“RBC”), for an aggregate amount of $200,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee on a pro rata basis to State Street Bank and RBC, in the amount of 0.17% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the one-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings. Commitment fees and interest expense paid to State Street Bank and RBC pursuant to this agreement are reflected on the Statements of Operations as a component of Other Fees. As of September 30, 2016, the Funds had no outstanding borrowings under the LOC.

The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix High Yield Fund	$104	$1,072,630	1.72%	2
Seix Total Return Bond Fund	521	10,537,033	1.78	1

3.	Investment Adviser and Other Service Providers

Investment Adviser — RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. The Trust and the Investment Adviser have entered into an investment advisory agreement (“Advisory Agreement”). The Investment Adviser is a money-management holding company with multiple style-focused investment boutiques. The subadviser for the Funds is Seix Investment Advisors LLC (“Subadviser”). Seix is a wholly-owned subsidiary of the Investment Adviser. The Investment Adviser pays the Subadviser out of the investment advisory fees it receives from the Funds.

Under the terms of the Advisory Agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

$500 million. A discount of 5% applies on the next $500 million, a discount of 10% applies on the next $4 billion and a discount of 15% applies on amounts over $5 billion. Fee rates for the period ended September 30, 2016 were as follows:

Fund	Maximum Advisory Fee	Discounted Annual Advisory Fee	Advisory Fees Waived	Net Annual fees Paid*
Seix Core Bond Fund	0.25%	0.25%	—%	0.25%
Seix Corporate Bond Fund	0.40	0.40	(0.12)	0.28
Seix Floating Rate High Income Fund	0.45	0.41	—	0.41
Seix Georgia Tax-Exempt Bond Fund	0.50	0.50	—	0.50
Seix High Grade Municipal Bond Fund	0.50	0.50	—	0.50
Seix High Income Fund	0.55	0.55	—	0.55
Seix High Yield Fund	0.45	0.45	—	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50	0.49	—	0.49
Seix Limited Duration Fund	0.10	0.10	—	0.10
Seix North Carolina Tax-Exempt Bond Fund	0.50	0.50	(0.02)	0.48
Seix Short-Term Bond Fund	0.40	0.40	—	0.40
Seix Short-Term Municipal Bond Fund	0.35	0.35	(0.06)	0.29
Seix Total Return Bond Fund	0.25	0.24	—	0.24
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20	0.19	—	0.19
Seix U.S. Mortgage Fund	0.40	0.40	—	0.40
Seix Ultra-Short Bond Fund	0.22	0.22	—	0.22
Seix Virginia Intermediate Municipal Bond Fund	0.50	0.50	—	0.50

*	Aggregate annual fees paid to the Investment Adviser, who pays the Subadviser a portion of the fees for its services to the Funds.

Amounts designated as “—” are 0%.

The Investment Adviser and the Subadviser have contractually agreed, until at least August 1, 2017, to waive fees and/or reimburse expenses for each of the following Funds to the extent necessary to maintain each Fund’s total annual fund operating expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

	Contractual Expense Limitations
Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Seix Core Bond Fund*	0.54%	0.75%	N/A	%	1.05%	0.44%
Seix Corporate Bond Fund	0.70	0.95	1.65		N/A	N/A
Seix Floating Rate High Income Fund*	0.72	1.00	1.60		N/A	0.60
Seix Georgia Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix High Grade Municipal Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix High Income Fund*	0.85	1.10	N/A		1.50	0.70
Seix High Yield Fund*	0.70	0.90	N/A		1.30	0.64
Seix Investment Grade Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix Limited Duration Fund	0.35	N/A	N/A		N/A	N/A
Seix North Carolina Tax-Exempt Bond Fund	0.65	0.80	N/A		N/A	N/A
Seix Short-Term Bond Fund*	0.60	0.80	1.58		N/A	N/A
Seix Short-Term Municipal Bond Fund	0.48	0.68	N/A		N/A	N/A
Seix Total Return Bond Fund*	0.54	0.75	N/A		1.15	0.44
Seix U.S. Government Securities Ultra-Short Bond Fund	0.46	N/A	N/A		N/A	0.40
Seix U.S. Mortgage Fund	0.70	0.90	1.65		N/A	N/A
Seix Ultra-Short Bond Fund	0.46	N/A	N/A		N/A	N/A
Seix Virginia Intermediate Municipal Bond Fund	0.65	0.80	N/A		N/A	N/A

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

*	For the period ended July 31, 2016 the Contractual Expense Limitations were as follows:

Fund	I Shares	A Shares	C Shares		R Shares	IS Shares
Seix Core Bond Fund	0.50%	0.75%	N/A	%	1.05%	0.40%
Seix Floating Rate High Income Fund	0.70	1.00	1.60		N/A	0.60
Seix High Income Fund	0.80	1.05	N/A		1.50	0.70
Seix High Yield Fund	0.65	0.90	N/A		1.30	N/A
Seix Short-Term Bond Fund	0.60	0.80	1.60		N/A	N/A
Seix Total Return Bond Fund	0.50	0.75	N/A		1.10	0.40

Under the Expense Limitation Agreement, the Investment Adviser may retain the difference between the contractual expense limitation identified above and the actual total expenses to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of such waivers or reimbursements. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed, if lower, the contractual expense limitation in place at the time of the waiver or reimbursement.

Under certain circumstances, the Investment Advisor may choose to voluntarily waive fees. In the event that the Investment Advisor voluntarily waives any fees, these waived fees are not subject to recoupment by the Investment Advisor. The Investment Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Seix Limited Duration Fund, Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund to the extent necessary to maintain a minimum annualized yield of 0.0% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice and is not subject to recoupment. There can be no assurance that this fee reduction will be sufficient to avoid any loss. During the period ended September 30, 2016, Seix Short-Term Bond Fund had voluntary reimbursements in the amount of $1,467.

During the period ended September 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of September 30, 2016, the cumulative potential recoupments recoverable pursuant to this agreement are as follows:

	Expires
Fund	2017	2018	2019	2020
Seix Core Bond Fund
I Shares	$—	$3,506	$—	$—
A Shares	42	—	—	—
Seix Corporate Bond Fund
I Shares	4,667	8,964	16,529	11,292
A Shares	32	307	960	494
C Shares	646	2,406	12,565	7,224
Seix Floating Rate High Income Fund
A Shares	122	—	—	—
Seix Georgia Tax-Exempt Bond Fund
I Shares	—	—	32,454	23,901
Seix High Grade Municipal Bond Fund
I Shares	16,441	26,689	43,026	25,952
A Shares	2,174	—	—	—
Seix High Income Fund
I Shares	26,432	—	—	25,855
Seix Investment Grade Tax-Exempt Bond Fund
I Shares	—	158,784	196,341	129,926
A Shares	32,500	30,557	34,180	14,141
Seix Limited Duration Fund
I Shares	8,029	8,039	7,767	3,393

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Expires
Fund	2017	2018	2019	2020
Seix North Carolina Tax-Exempt Bond Fund
I Shares	$—	$14,868	$27,262	$13,366
A Shares	—	—	60	292
Seix Short-Term Bond Fund
I Shares	895	31,243	38,182	20,619
A Shares	541	117	202	177
C Shares	31	—	4,720	—
Seix Short-Term Municipal Bond Fund
I Shares	29,616	26,182	44,128	26,314
A Shares	5,455	2,225	2,542	1,691
Seix Total Return Bond Fund
A Shares	2	—	—	—
R Shares	30,142	5,518	2,074	—
Seix U.S. Mortgage Fund
I Shares	28,700	20,029	26,390	13,774
A Shares	8,023	16,585	11,553	2,361
C Shares	20,267	21,560	6,924	543
Seix Virginia Intermediate Municipal Bond Fund
I Shares	—	—	28,628	18,422

Amounts designated as “—” are $0.

Fund Accounting, Custody, Administration, and Transfer Agency — State Street Bank serves as the fund accounting agent and custodian for the Trust pursuant to a Master Custodian Agreement. The custodian is responsible for the safekeeping of the assets of the Funds and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank, as the Funds’ custodian and fund accounting agent, is paid on the basis of net assets and transaction costs of the Funds. State Street Bank also serves as the administrator for the Trust pursuant to an Administration Agreement. State Street Bank, as the Funds’ administrator, is paid on the basis of net assets of the RidgeWorth investment company complex and fees are allocated among the series of the Trust, on the basis of relative net assets.

Boston Financial Data Services, Inc. (“BFDS”) serves as the transfer agent to the Trust pursuant to a Transfer Agency and Service Agreement. BFDS is paid on the basis of net assets, per account fees and certain transaction costs.

Custodian Credits — The Funds have an agreement with their custodian under which custody fees may be reduced by balance credits. These credits, if any, are shown as a reduction of custody expenses on the Statements of Operations.

Distribution — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement.

In addition, with respect to the A Shares, C Shares and R Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. For the period ended September 30, 2016, the Distributor did not retain any of the front end sales charges assessed on the sale of A shares. For the period ended September 30, 2016, the Distributor did not retain any commissions from contingent deferred sales charges assessed on redemptions of C Shares. These current board approved fees, expressed as a percentage of average daily net assets, for the period ended September 30, 2016, were as follows:

Fund	A Shares Distribution and Service Fee	C Shares Distribution and Service Fee		R Shares Distribution and Service Fee	IS Shares Distribution and Service Fee
Seix Core Bond Fund	0.25%	N/A	%	0.50%	N/A	%
Seix Corporate Bond Fund	0.30	1.00		N/A	N/A
Seix Floating Rate High Income Fund	0.30	1.00		N/A	N/A

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Fund	A Shares Distribution and Service Fee	C Shares Distribution and Service Fee		R Shares Distribution and Service Fee		IS Shares Distribution and Service Fee
Seix Georgia Tax-Exempt Bond Fund	0.15%	N/A	%	N/A	%	N/A	%
Seix High Grade Municipal Bond Fund	0.15	N/A		N/A		N/A
Seix High Income Fund	0.30	N/A		0.50		N/A
Seix High Yield Fund	0.25	N/A		0.50		N/A
Seix Investment Grade Tax-Exempt Bond Fund	0.30	N/A		N/A		N/A
Seix North Carolina Tax-Exempt Bond Fund	0.15	N/A		N/A		N/A
Seix Short-Term Bond Fund	0.20	1.00		N/A		N/A
Seix Short-Term Municipal Bond Fund	0.15	N/A		N/A		N/A
Seix Total Return Bond Fund	0.25	N/A		0.50		N/A
Seix U.S. Mortgage Fund	0.20	1.00		N/A		N/A
Seix Virginia Intermediate Municipal Bond Fund	0.15	N/A		N/A		N/A

Shareholder Servicing Fees — The Funds have adopted shareholder services fees for the I Shares and A Shares of such Funds. Each of these Funds (or class thereof, as the case may be) may pay a services fee to financial institutions that provide certain services to the Funds. The services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries) providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. The Funds may pay a shareholder services fee up to an annual rate of 0.20% of average daily net assets of a Fund’s I Shares or A Shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund have adopted a shareholder services fee for the R Shares. Each Fund pays specified benefit plans or other financial service firms for shareholder support services they provide, at an annual rate of up to 0.25% of the average daily net assets of R Shares.

Compliance & Fund Services Fees — The Investment Adviser provides compliance and certain administrative services to the Trust to ensure compliance with applicable laws and regulations. For the period ended September 30, 2016, the Investment Adviser was paid $521,710 for these services. Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides an Anti-Money Laundering Officer/Identity Theft Prevention Officer (“AML Officer”) to the Trust. Effective October 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides Principal Financial Officer (“PFO”) support services to the Trust. Fees paid to FFOS and FMS pursuant to these agreements are reflected on the Statements of Operations as a component of the caption “Other Fees”.

Neither FFOS nor any of their officers or employees who serve as an officer of the Trust, have any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Certain officers of the Trust are also officers or employees of the Investment Adviser, FFOS and the administrator. Such officers receive no fees from the Trust for serving as officers of the Trust.

Each of the Trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for committee service, paid on a per committee meeting basis. Information on the aggregate remuneration paid to the Trustees can be found on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

4.	Capital Stock Transactions

Transactions in capital shares and dollars for the fiscal year ended March 31, 2016 and the period ended September 30, 2016 were as follows:

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix Core Bond Fund

I Shares
9/30/2016	1,854,599	—	183,862	(4,677,626)	—	(2,639,165)	$20,456,257	$—	$2,030,081	$(51,620,847)	$—	$(29,134,509)
3/31/2016	3,773,694	18,121,184	514,563	(16,264,183)	—	6,145,258	40,652,397	195,102,886	5,532,336	(175,119,070)	—	66,168,549

A Shares
9/30/2016	67,811	—	6,491	(70,417)	—	3,885	750,184	—	71,660	(773,691)	—	48,153
3/31/2016	114,909	312,495	19,263	(181,459)	—	265,208	1,234,908	3,363,629	207,022	(1,960,111)	—	2,845,448

R Shares
9/30/2016	14,061	—	2,102	(22,616)	—	(6,453)	156,244	—	23,225	(249,966)	—	(70,497)
3/31/2016	63,349	1,392	7,188	(70,497)	—	1,432	681,606	14,994	77,357	(760,012)	—	13,945

IS Shares*
9/30/2016	69,951	—	566	(539)	—	69,978	763,140	—	6,263	(5,921)	—	763,482
3/31/2016	2,309	—	30	(277)	—	2,062	24,783	—	327	(2,994)	—	22,116

Seix Corporate Bond Fund

I Shares
9/30/2016	457,039	—	16,180	(298,427)	—	174,792	3,992,088	—	142,706	(2,621,689)	—	1,513,105
3/31/2016	332,069	—	66,369	(2,042,573)	—	(1,644,135)	2,874,849	—	559,900	(17,746,984)	—	(14,312,235)

A Shares
9/30/2016	77,702	—	535	(52,370)	—	25,867	690,492	—	4,737	(455,874)	—	239,355
3/31/2016	40,688	—	2,578	(74,224)	—	(30,958)	345,153	—	21,778	(637,354)	—	(270,423)

C Shares
9/30/2016	3,923	—	8,421	(49,822)	—	(37,478)	34,795	—	74,168	(434,618)	—	(325,655)
3/31/2016	39,199	—	42,617	(161,946)	—	(80,130)	328,481	—	355,742	(1,369,368)	—	(685,145)

Seix Floating Rate High Income Fund

I Shares
9/30/2016	92,334,672	—	7,946,442	(94,158,158)	—	6,122,956	791,118,809	—	68,023,617	(802,921,007)	—	56,221,419
3/31/2016	170,340,033	—	20,764,128	(508,778,380)	—	(317,674,219)	1,471,672,628	—	178,035,065	(4,367,322,310)	—	(2,717,614,617)

A Shares
9/30/2016	2,297,073	—	378,551	(3,551,410)	—	(875,786)	19,632,556	—	3,241,528	(30,291,204)	—	(7,417,120)
3/31/2016	8,169,669	—	715,765	(8,337,227)	—	548,207	70,528,471	—	6,117,753	(71,544,260)	—	5,101,964

C Shares
9/30/2016	437,263	—	112,551	(979,090)	—	(429,276)	3,735,635	—	963,769	(8,376,976)	—	(3,677,572)
3/31/2016	1,195,922	—	201,422	(2,044,517)	—	(647,173)	10,336,524	—	1,718,817	(17,473,145)	—	(5,417,804)

IS Shares
9/30/2016	31,293,372	—	1,457,753	(23,174,819)	—	9,576,306	268,432,541	—	12,496,117	(197,462,575)	—	83,466,083
3/31/2016	224,292,881	—	1,963,926	(92,406,634)	—	133,850,173	1,966,663,031	—	16,665,384	(778,962,744)	—	1,204,365,671

Seix Georgia Tax-Exempt Bond Fund

I Shares
9/30/2016	654,899	—	127,800	(875,276)	—	(92,577)	7,257,768	—	1,417,339	(9,704,862)	—	(1,029,755)
3/31/2016	2,112,609	—	281,773	(4,711,514)	—	(2,317,132)	22,739,783	—	3,045,225	(50,879,549)	—	(25,094,541)

A Shares
9/30/2016	6,694	—	4,074	(10,320)	—	448	75,059	—	45,259	(114,223)	—	6,095
3/31/2016	17,533	—	7,749	(29,719)	—	(4,437)	191,368	—	83,945	(320,008)	—	(44,695)

Seix High Grade Municipal Bond Fund

I Shares
9/30/2016	859,520	—	62,425	(1,301,117)	—	(379,172)	10,797,824	—	784,490	(16,332,307)	—	(4,749,993)
3/31/2016	3,082,083	—	189,300	(2,989,888)	—	281,495	37,610,574	—	2,310,363	(36,571,732)	—	3,349,205

A Shares
9/30/2016	175,129	—	9,070	(145,777)	—	38,422	2,206,939	—	114,016	(1,830,352)	—	490,603
3/31/2016	191,190	—	30,996	(432,490)	—	(210,304)	2,332,202	—	378,352	(5,267,431)	—	(2,556,877)

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix High Income Fund

I Shares
9/30/2016	14,824,585	—	2,563,577	(32,730,237)	—	(15,342,075)	$92,148,585	$—	$16,023,933	$(202,987,176)	$—	$(94,814,658)
3/31/2016	53,888,034	—	6,491,068	(80,951,480)	—	(20,572,378)	337,896,385	—	40,140,348	(498,500,450)	—	(120,463,717)

A Shares
9/30/2016	4,267,182	—	211,861	(5,066,009)	—	(586,966)	26,537,281	—	1,327,391	(31,557,231)	—	(3,692,559)
3/31/2016	4,030,897	—	497,172	(6,945,176)	—	(2,417,107)	25,894,346	—	3,085,138	(43,754,670)	—	(14,775,186)

R Shares
9/30/2016	115,785	—	67,524	(338,481)	—	(155,172)	721,063	—	422,584	(2,106,426)	—	(962,779)
3/31/2016	359,333	—	161,075	(1,187,358)	—	(666,950)	2,219,409	—	997,383	(7,386,173)	—	(4,169,381)

IS Shares
9/30/2016	3,378,564	—	88,337	(1,630,673)	—	1,836,228	20,793,070	—	553,907	(10,391,860)	—	10,955,117
3/31/2016	679,195	—	42,294	(1,050,372)	—	(328,883)	4,520,923	—	267,858	(6,288,539)	—	(1,499,758)

Seix High Yield Fund

I Shares
9/30/2016	15,617,044	—	1,412,939	(14,296,631)	—	2,733,352	126,606,631	—	11,512,827	(115,775,169)	—	22,344,289
3/31/2016	41,765,800	—	2,677,794	(57,054,822)	—	(12,611,228)	344,971,553	—	21,784,528	(463,492,389)	—	(96,736,308)

A Shares
9/30/2016	239,911	—	20,767	(611,964)	—	(351,286)	1,899,444	—	164,847	(4,831,650)	—	(2,767,359)
3/31/2016	1,826,899	—	49,068	(1,848,225)	—	27,742	14,701,000	—	392,138	(14,843,739)	—	249,399

R Shares
9/30/2016	—	—	1,347	(58,404)	—	(57,057)	—	—	10,960	(474,349)	—	(463,389)
3/31/2016	2,247	—	4,222	(22,713)	—	(16,244)	18,090	—	34,524	(193,271)	—	(140,657)

IS Shares*
9/30/2016	1,048,204	—	750	(69,055)	—	979,899	8,680,249	—	6,231	(571,764)	—	8,114,716

Seix Investment Grade Tax-Exempt Bond Fund

I Shares
9/30/2016	6,086,128	—	502,191	(6,220,663)	—	367,656	75,114,852	—	6,199,829	(76,785,663)	—	4,529,018
3/31/2016	13,026,768	—	1,590,200	(16,652,152)	—	(2,035,184)	158,312,240	—	19,300,261	(202,281,494)	—	(24,668,993)

A Shares
9/30/2016	53,532	—	16,456	(215,203)	—	(145,215)	659,378	—	203,465	(2,655,093)	—	(1,792,250)
3/31/2016	270,002	—	61,646	(692,731)	—	(361,083)	3,278,639	—	748,831	(8,422,052)	—	(4,394,582)

Seix Limited Duration Fund

I Shares
9/30/2016	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2016	1	—	—	(1)	—	—	10	—	—	(10)	—	—

Seix North Carolina Tax-Exempt Bond Fund

I Shares
9/30/2016	149,951	—	29,379	(354,347)	—	(175,017)	1,594,466	—	313,086	(3,777,834)	—	(1,870,282)
3/31/2016	844,230	—	22,593	(1,697,037)	—	(830,214)	8,794,686	—	235,955	(17,670,389)	—	(8,639,748)

A Shares
9/30/2016	205,981	—	584	(162)	—	206,403	2,196,254	—	6,212	(1,712)	—	2,200,754
3/31/2016	3,850	—	1,440	(34,435)	—	(29,145)	40,276	—	14,957	(356,431)	—	(301,198)

Seix Short-Term Bond Fund

I Shares
9/30/2016	1,072,153	—	17,261	(843,847)	—	245,567	10,713,217	—	172,523	(8,433,737)	—	2,452,003
3/31/2016	2,020,005	—	28,202	(2,144,798)	—	(96,591)	20,069,817	—	280,754	(21,316,782)	—	(966,211)

A Shares
9/30/2016	4,789	—	618	(13,316)	—	(7,909)	48,010	—	6,195	(133,396)	—	(79,191)
3/31/2016	39,217	—	1,049	(61,581)	—	(21,315)	390,439	—	10,466	(613,864)	—	(212,959)

C Shares
9/30/2016	8,419	—	3	(20,754)	—	(12,332)	84,463	—	31	(208,014)	—	(123,520)
3/31/2016	34,023	—	—	(32,941)	—	1,082	339,111	—	—	(328,324)	—	10,787

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Shares Issued	Shares Issued- Merger	Shares Reinvested	Shares Redeemed	Shares Converted	Net Increase (Decrease) in Shares Outstanding	Proceeds from Shares Issued	Issued- Merger	Dividends Reinvested	Cost of Shares Redeemed	Shares Converted	Change in Net Assets from Capital Transactions
Seix Short-Term Municipal Bond Fund

I Shares
9/30/2016	576,021	—	4,140	(870,705)	—	(290,544)	$5,759,918	$—	$41,389	$(8,704,455)	$—	$(2,903,148)
3/31/2016	953,169	—	7,278	(1,603,161)	—	(642,714)	9,508,130	—	72,544	(16,004,683)	—	(6,424,009)

A Shares
9/30/2016	19,857	—	793	(330,524)	—	(309,874)	198,531	—	7,930	(3,302,647)	—	(3,096,186)
3/31/2016	451,219	—	1,966	(102,645)	—	350,540	4,498,824	—	19,585	(1,023,872)	—	3,494,537

Seix Total Return Bond Fund

I Shares
9/30/2016	11,685,221	—	822,223	(23,606,301)	—	(11,098,857)	126,209,111	—	8,923,419	(253,806,962)	—	(118,674,432)
3/31/2016	24,445,338	—	1,895,924	(25,707,163)	—	634,099	258,433,518	—	20,024,042	(271,413,458)	—	7,044,102

A Shares
9/30/2016	340,932	—	22,592	(494,401)	—	(130,877)	3,800,807	—	253,348	(5,563,122)	—	(1,508,967)
3/31/2016	462,175	—	55,139	(1,487,568)	—	(970,254)	5,047,588	—	601,829	(16,200,651)	—	(10,551,234)

R Shares
9/30/2016	314,095	—	31,041	(718,008)	—	(372,872)	3,397,018	—	337,017	(7,763,799)	—	(4,029,764)
3/31/2016	795,487	—	77,532	(2,150,252)	—	(1,277,233)	8,396,594	—	819,135	(22,713,931)	—	(13,498,202)

IS Shares
9/30/2016	39,580	—	49,005	(495,038)	—	(406,453)	430,463	—	531,967	(5,367,332)	—	(4,404,902)
3/31/2016	2,408,963	—	141,104	(3,939,256)	—	(1,389,189)	25,424,750	—	1,490,984	(41,629,701)	—	(14,713,967)

Seix U.S. Government Securities Ultra-Short Bond Fund

I Shares
9/30/2016	27,562,539	—	654,401	(26,906,904)	—	1,310,036	276,512,514	—	6,562,586	(269,941,871)	—	13,133,229
3/31/2016	69,731,135	—	1,082,880	(80,130,245)	—	(9,316,230)	702,624,532	—	10,908,593	(807,576,064)	—	(94,042,939)

IS Shares*
9/30/2016	473,057	—	793	(11,999)	—	461,851	4,749,477	—	7,963	(120,450)	—	4,636,990

Seix U.S. Mortgage Fund

I Shares
9/30/2016	204,738	—	18,510	(355,540)	—	(132,292)	2,325,097	—	210,454	(4,041,953)	—	(1,506,402)
3/31/2016	911,814	1,506,410	25,558	(554,435)	—	1,889,347	10,270,176	16,905,776	287,767	(6,240,251)	—	21,223,468

A Shares
9/30/2016	86,705	—	4,720	(21,300)	—	70,125	980,368	—	53,587	(242,001)	—	791,954
3/31/2016	184,007	49,212	7,846	(121,669)	—	119,396	2,066,876	551,248	88,138	(1,363,719)	—	1,342,543

C Shares
9/30/2016	2,030	—	1,751	(52,790)	—	(49,009)	23,035	—	19,908	(599,904)	—	(556,961)
3/31/2016	72,081	104,870	3,533	(49,636)	—	130,848	809,121	1,176,793	39,767	(558,099)	—	1,467,582

Seix Ultra-Short Bond Fund

I Shares
9/30/2016	1,584,064	—	40,787	(3,303,338)	—	(1,678,487)	15,765,266	—	405,819	(32,856,794)	—	(16,685,709)
3/31/2016	3,877,331	—	78,994	(7,694,691)	—	(3,738,366)	38,499,137	—	784,778	(76,493,415)	—	(37,209,500)

Seix Virginia Intermediate Municipal Bond Fund

I Shares
9/30/2016	606,898	—	17,960	(628,103)	—	(3,245)	6,156,206	—	182,091	(6,362,059)	—	(23,762)
3/31/2016	1,119,433	—	116,554	(6,446,425)	—	(5,210,438)	11,308,335	—	1,164,775	(65,333,009)	—	(52,859,899)

A Shares
9/30/2016	23,972	—	4,274	(29,077)	—	(831)	242,685	—	43,306	(294,560)	—	(8,569)
3/31/2016	15,992	—	20,643	(106,197)	—	(69,562)	161,455	—	206,765	(1,074,473)	—	(706,253)

*	IS Shares commenced operations on August 3, 2015 for Seix Core Bond Fund and August 1, 2016 for Seix High Yield Fund and Seix U.S. Government Securities Ultra-Short Bond Fund.

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

5.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the period ended September 30, 2016, were as follows:

Fund	Purchases	Sales and Maturities
Seix Core Bond Fund	$49,485,862	$52,631,211
Seix Corporate Bond Fund	12,066,164	10,543,819
Seix Floating Rate High Income Fund	1,746,556,944	1,643,490,845
Seix Georgia Tax-Exempt Bond Fund	30,691,554	31,542,473
Seix High Grade Municipal Bond Fund	119,084,398	115,899,912
Seix High Income Fund	252,176,414	338,727,618
Seix High Yield Fund	263,103,693	230,131,335
Seix Investment Grade Tax-Exempt Bond Fund	441,613,892	395,349,500
Seix Limited Duration Fund	4,228,351	4,051,984
Seix North Carolina Tax-Exempt Bond Fund	10,199,178	9,940,121
Seix Short-Term Bond Fund	9,678,468	9,384,707
Seix Short-Term Municipal Bond Fund	12,904,735	18,467,864
Seix Total Return Bond Fund	232,779,428	248,921,489
Seix U.S. Government Securities Ultra-Short Bond Fund	456,541,818	242,413,893
Seix U.S. Mortgage Fund	3,348,508	1,354,435
Seix Ultra-Short Bond Fund	41,590,999	49,509,112
Seix Virginia Intermediate Municipal Bond Fund	15,787,032	15,014,292

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the period ended September 30, 2016, were as follows:

Fund	Purchases—U.S. Government Securities	Sales—U.S. Government Securities
Seix Core Bond Fund	$242,202,690	$228,302,462
Seix Corporate Bond Fund	3,585,208	3,624,105
Seix Short-Term Bond Fund	22,096,649	19,961,069
Seix Total Return Bond Fund	955,314,773	941,795,059
Seix U.S. Government Securities Ultra-Short Bond Fund	255,110,838	395,493,059
Seix U.S. Mortgage Fund	24,926,143	28,751,216
Seix Ultra-Short Bond Fund	3,055,236	9,973,292

6.	Federal Income Tax Information

The following information is presented on an income tax basis and takes into consideration differences between amounts for financial statement and income tax purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

The effects of certain differences reclassified as of March 31, 2016 were as follows:

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Investment Income (Loss)
Seix Core Bond Fund	$105,418	$(563,454)	$458,036
Seix Corporate Bond Fund	—	3,040	(3,040)
Seix Floating Rate High Income Fund	—	(136,644)	136,644

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Investment Income (Loss)
Seix High Income Fund	$—	$(150,580)	$150,580
Seix High Yield Fund	—	(671,319)	671,319
Seix Limited Duration Fund	—	2,115	(2,115)
Seix North Carolina Tax-Exempt Bond Fund	—	(5,669)	5,669
Seix Short-Term Bond Fund	—	(51,867)	51,867
Seix Total Return Bond Fund	—	(2,892,784)	2,892,784
Seix U.S. Government Securities Ultra-Short Bond Fund	—	(3,309,937)	3,309,937
Seix U.S. Mortgage Fund	(621,703)	415,955	205,748
Seix Ultra-Short Bond Fund	—	(53,923)	53,923

The cost of investments and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of September 30, 2016 were as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$245,988,568	$5,241,108	$(679,666)	$4,561,442
Seix Corporate Bond Fund	19,513,989	735,660	(109,843)	625,817
Seix Floating Rate High Income Fund	4,940,343,856	40,919,006	(112,288,398)	(71,369,392)
Seix Georgia Tax-Exempt Bond Fund	105,539,787	7,297,308	(69,536)	7,227,772
Seix High Grade Municipal Bond Fund	108,158,508	4,816,423	(94,365)	4,722,058
Seix High Income Fund	593,305,431	25,869,093	(14,721,111)	11,147,982
Seix High Yield Fund	610,272,026	21,450,228	(7,269,245)	14,180,983
Seix Investment Grade Tax-Exempt Bond Fund	633,263,937	30,210,564	(583,316)	29,627,248
Seix Limited Duration Fund	6,701,690	10,347	(731)	9,616
Seix North Carolina Tax-Exempt Bond Fund	30,306,889	1,569,295	(70,849)	1,498,446
Seix Short-Term Bond Fund	55,603,864	229,603	(17,399)	212,204
Seix Short-Term Municipal Bond Fund	33,869,814	154,673	(17,254)	137,419
Seix Total Return Bond Fund	1,020,708,420	22,089,834	(2,956,998)	19,132,836
Seix U.S. Government Securities Ultra-Short Bond Fund	1,570,003,214	11,657,146	(894,372)	10,762,774
Seix U.S. Mortgage Fund	35,614,099	617,631	(5,047)	612,584
Seix Ultra-Short Bond Fund	89,679,649	373,287	(22,352)	350,935
Seix Virginia Intermediate Municipal Bond Fund	66,776,913	3,496,866	(34,074)	3,462,792

Amounts designated as “—” are $0.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2016 was as follows:

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Seix Core Bond Fund	$5,472,740	$1,298,555	$ —	$ —	$6,771,295
Seix Corporate Bond Fund	670,776	271,821	—	25,678	968,275
Seix Floating Rate High Income Fund	267,193,754	—	—	—	267,193,754
Seix Georgia Tax-Exempt Bond Fund	35	—	3,197,437	—	3,197,472
Seix High Grade Municipal Bond Fund	1,029,211	102,216	2,517,779	—	3,649,206
Seix High Income Fund	47,227,116	—	—	—	47,227,116
Seix High Yield Fund	37,383,404	—	—	—	37,383,404
Seix Investment Grade Tax-Exempt Bond Fund	2,968,203	4,455,803	15,143,661	—	22,567,667
Seix Limited Duration Fund	17,332	—	—	—	17,332
Seix North Carolina Tax-Exempt Bond Fund	—	168,510	764,382	—	932,892

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

	Distributions paid from
Fund	Net Investment Income*	Net Long Term Capital Gains	Tax-Exempt Distributions**	Return of Capital	Total Distributions Paid
Seix Short-Term Bond Fund	$350,454	$—	$—	$—	$350,454
Seix Short-Term Municipal Bond Fund	31,579	54,861	164,911	—	251,351
Seix Total Return Bond Fund	22,218,418	1,185,364	—	—	23,403,782
Seix U.S. Government Securities Ultra-Short Bond Fund	12,422,092	—	—	—	12,422,092
Seix U.S. Mortgage Fund	420,732	—	—	—	420,732
Seix Ultra-Short Bond Fund	924,985	—	—	—	924,985
Seix Virginia Intermediate Municipal Bond Fund	118,135	1,944,263	2,408,086	—	4,470,484

*	Net Investment income includes taxable market discount income and short-term capital gains, if any.

**	The Funds hereby designate these amounts as Exempt Interest Dividends.

Amounts designated as “—” are $0.

As of March 31, 2016 the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Net Unrealized Appreciation (Depreciation)*	Loss Carryforwards and Deferrals	Total
Seix Core Bond Fund	$—	$793,355	$422,874	$2,783,991	$—	$4,000,220
Seix Corporate Bond Fund	—	—	—	95,529	(320,096)	(224,567)
Seix Floating Rate High Income Fund	—	22,272,734	—	(343,180,227)	(211,971,957)	(532,879,450)
Seix Georgia Tax-Exempt Bond Fund	433,903	—	506,608	7,187,096	—	8,127,607
Seix High Grade Municipal Bond Fund	189,390	1,114,762	466,803	5,152,607	—	6,923,562
Seix High Income Fund	—	3,368,878	—	(52,741,832)	(78,993,481)	(128,366,435)
Seix High Yield Fund	—	1,460,015	—	(29,695,663)	(63,448,031)	(91,683,679)
Seix Investment Grade Tax-Exempt Bond Fund	956,636	4,500,936	1,468,214	33,703,446	—	40,629,232
Seix Limited Duration Fund	—	1,910	—	11,001	(827,694)	(814,783)
Seix North Carolina Tax-Exempt Bond Fund	—	—	164,117	1,782,146	—	1,946,263
Seix Short-Term Bond Fund	—	31,408	—	229,664	(1,218,910)	(957,838)
Seix Short-Term Municipal Bond Fund	11,337	58	—	178,931	—	190,326
Seix Total Return Bond Fund	—	411,613	1,281,193	11,806,320	—	13,499,126
Seix U.S. Government Securities Ultra-Short Bond Fund	—	1,202,089	—	12,646,145	(21,679,750)	(7,831,516)
Seix U.S. Mortgage Fund	—	37,100	—	495,824	(24,571)	508,353
Seix Ultra-Short Bond Fund	—	89,560	—	161,215	(2,485,365)	(2,234,590)
Seix Virginia Intermediate Municipal Bond Fund	161,306	407,871	939,168	3,669,868	—	5,178,213

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures contract mark to market, dividends payable, bank loan adjustments, forward contracts mark to market 988(a)(1)(b), mark to market on credit default swaps, trust adjustments and straddle loss deferrals.

Amounts designated as “—” are $0.

The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2016, the post-enactment accumulated short-term and long-term capital loss carryforwards were as follows:

Fund	Short Term	Long Term	Total
Seix Corporate Bond Fund	$156,102	$—	$156,102
Seix Floating Rate High Income Fund	40,806,533	146,126,939	186,933,472
Seix High Income Fund	29,363,462	49,630,019	78,993,481
Seix High Yield Fund	24,340,402	39,107,629	63,448,031
Seix U.S. Government Securities Ultra-Short Bond Fund	10,992,974	2,278,292	13,271,266
Seix Ultra-Short Bond Fund	237,470	231,205	468,675

As of March 31, 2016, the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Fund	Expiring 2017	Expiring 2018	Expiring 2019	Expiring 2020	Total
Seix Floating Rate High Income Fund	$25,038,485	$—	$—	$—	$25,038,485
Seix Limited Duration Fund*	—	827,086	—	—	827,086
Seix Short-Term Bond Fund	—	1,200,277	—	—	1,200,277
Seix U.S. Government Securities Ultra-Short Bond Fund	—	—	8,408,484	—	8,408,484
Seix U.S. Mortgage Fund**	—	—	—	—	—
Seix Ultra-Short Bond Fund	202,726	1,362,740	451,224	—	2,016,690

*	Of the $829,060 of capital loss carryforwards subject to limitations due to an ownership change on June 30, 2013, $1,974 was utilized, and the remaining $827,086, will expire in 2018.

**	Of the $695,758 of capital loss carryforwards subject to limitations due to an ownership change on January 31, 2014, $74,055 was utilized, and the remaining $621,703 expired unused.

Amounts designated as “—” are $0.

Capital loss carryforwards may be applied to offset future realized capital gains and therefore may reduce future capital gain distributions.

During the fiscal year ended March 31, 2016, the following Funds utilized capital loss carryforwards as follows:

Fund	Amount
Seix Georgia Tax-Exempt Bond Fund	$1,162,838
Seix Limited Duration Fund	1,974
Seix North Carolina Tax-Exempt Bond Fund	223,221
Seix Short-Term Bond Fund	1,472
Seix U.S. Mortgage Fund	74,055

During the fiscal year ended March 31, 2016, the following Fund had capital loss carryforwards that expired in fiscal 2016 as follows:

Fund	Amount
Seix U.S. Mortgage Fund	$621,703

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next fiscal year. During the fiscal year ended March 31, 2016, the following Funds had net capital losses:

Fund	Short Term	Long Term	Total
Seix Corporate Bond Fund	$137,223	$26,771	$163,994
Seix Limited Duration Fund	—	608	608
Seix Short-Term Bond Fund	7,996	10,637	18,633
Seix U.S. Mortgage Fund	49,293	(24,722)	24,571

NOTES TO FINANCIAL STATEMENTS  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses (i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year. For the fiscal year ended March 31, 2016, any amount of losses elected as late year ordinary losses within the tax return will not be recognized for federal income tax purposes until April 1, 2016.

7.	Reorganizations

On May 21, 2015, the Board approved the reorganization of the RidgeWorth Intermediate Bond Fund (the “Target Fund”) into the RidgeWorth Core Bond Fund (the “Acquiring Fund”), a separate series of the Trust. On August 3, 2015, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Net Assets Prior to Reorganization
I Shares	20,078,785	18,121,184	$195,102,886
A Shares	345,825	312,495	$3,363,629
R Shares	1,543	1,392	$14,994

The appreciation (depreciation) of the Target Fund was $841,440 as of the date of the merger. The combined net assets of the Acquiring Fund immediately after the reorganization were $387,705,719.

Assuming the acquisition had been completed on April 1, 2015, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the fiscal year ended March 31, 2016, were as follows:

Net Investment Income (Loss)	$5,701,046
Net Realized and Unrealized Gains/Losses on Investments	$(3,299,477)
Net Increase/Decrease in Net Assets resulting from Operations	$(2,401,569)

On May 21, 2015, the Board approved the reorganization of the RidgeWorth U.S. Government Securities Fund (the “Target Fund”) into the RidgeWorth Limited-Term Federal Mortgage Securities Fund (the “Acquiring Fund”), a separate series of the Trust. On August 1, 2015, the Acquiring Fund was renamed RidgeWorth Seix U.S. Mortgage Fund and acquired all of the net assets of the Target Fund in a taxable exchange of shares. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.

Target Fund	Shares Prior to Reorganization	Shares Issued by the Acquiring Fund	Net Assets Prior to Reorganization
I Shares	2,019,210	1,506,410	$16,905,776
A Shares	65,853	49,212	$551,248
R Shares	140,575	104,870	$1,176,793

The appreciation (depreciation) of the acquired fund was $113,976 as of the date of the merger. The combined net assets of the Acquiring Fund immediately after the reorganization were $32,289,899.

Assuming the acquisition had been completed on April 1, 2015, the beginning of the reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the fiscal year ended March 31, 2016, were as follows:

Net Investment Income (Loss)	$(159,812)
Net Realized and Unrealized Gains/Losses on Investments	$71,615
Net Increase/Decrease in Net Assets resulting from Operations	$(88,197)

NOTES TO FINANCIAL STATEMENTS  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of March 31, 2016.

8.	Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and, if applicable, other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Funds’ Statement of Additional Information includes more information about the Trustees and is available without charge, upon request, by calling 1-888-784-3863 and on the Funds’ website at www.ridgeworth.com.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
INDEPENDENT TRUSTEE
Tim E. Bentsen (August 1953)	Trustee	Indefinite; since 2012	Lecturer- J.M. Tull School of Accounting, Terry College of Business at University of Georgia (2013-Present); Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Atlanta Office Managing Partner (2003-2009), KPMG LLP.	29	Synovus Financial Corp.; Krispy Kreme Doughnuts, Inc.
Jeffrey M. Biggar (February 1950)	Trustee	Indefinite; since 2007	Director of Special Gifts for Hawken School (since May 2013); Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (2011-2013); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	29	Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013)
George C. Guynn (December 1942)	Trustee	Indefinite; since 2008	Retired. President and CEO, Federal Reserve Bank of Atlanta (1996-2006).	29	SUSA Registered Fund, LLC; Oxford Industries; Acuity Brands, Inc. (thru 2014); Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013); Genuine Parts Company (thru 2015)
Sidney E. Harris (July 1949)	Trustee	Indefinite; since 2004	Professor and Dean Emeritus (since April 2015), Professor (1997-2014), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	29	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios; thru 2013).
Connie D. McDaniel (April 1958)	Trustee	Indefinite; since 2005	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009-2013); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	29	Total System Services, Inc.
INTERESTED TRUSTEE
Ashi S. Parikh* (February 1966)	Trustee	Indefinite; since 2013	Chief Executive Officer and Chief Investment Officer, RidgeWorth Investments (2010-present); President and Chief Investment Officer (2008-2010).	29	None

*	Mr. Parikh is an “interested person” of the Trust, as defined in the 1940 Act, because he is an employee of the Investment Adviser.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short (November 1972)	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004).
James L. Love (December 1968)	Chief Compliance Officer	One year; since 2016	Managing Director and Chief Compliance Officer, RidgeWorth Investments (since 2016); Chief Compliance Officer and Deputy General Counsel, U.S. Global Investors (2007-2015).
Benjamin H. Lowe (March 1978)	Treasurer and Chief Financial Officer	One year; since 2015	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).
James Bacik State Street Bank and Trust Co. 1 Iron Street Boston, MA 02210 (May 1975)	Assistant Treasurer	One year; since 2010	Vice President, State Street Bank and Trust Company (since 2001).*
Patrick J. Keniston Foreside Fund Officer Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 (January 1964)	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2013	Managing Director, Foreside Fund Officer Services, LLC (October 2008-present).
Karen Jacoppo-Wood State Street Bank and Trust Company 100 Summer Street Boston, MA 02111 (December 1966)	Secretary and Chief Legal Officer	One year; since 2014	Vice President and Managing Counsel, State Street Bank and Trust Company (since 2014); Vice President, RMR Advisors, Inc./RMR Funds (2007-2014).*
Rebecca Gilding State Street Bank and Trust Company 100 Summer Street Boston, MA 02116 (December 1979)	Assistant Secretary	One year; since May 2016	Vice President and Counsel, State Street Bank and Trust Company (since 2016); Assistant Vice President and Associate Counsel, Brown Brothers Harriman and Co. (2013-2016); Assistant Vice President Citi Fund Services, Inc. (2005-2013).*

*	During the period indicated the officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

ADDITIONAL INFORMATION

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Class		Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Seix Core Bond Fund	I Shares		$1,000.00	$1,031.50	$2.55	0.50%
	A Shares		1,000.00	1,030.70	3.31	0.65
	R Shares		1,000.00	1,029.30	4.58	0.90
	IS Shares		1,000.00	1,032.10	1.88	0.37
Seix Corporate Bond Fund	I Shares		1,000.00	1,069.40	3.63	0.70
	A Shares		1,000.00	1,067.80	4.92	0.95
	C Shares		1,000.00	1,064.30	8.54	1.65
Seix Floating Rate High Income Fund	I Shares		1,000.00	1,065.40	3.31	0.64
	A Shares		1,000.00	1,065.00	4.92	0.95
	C Shares		1,000.00	1,061.90	7.91	1.53
	IS Shares		1,000.00	1,067.20	2.75	0.53
Seix Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,020.60	3.29	0.65
	A Shares		1,000.00	1,020.10	3.85	0.76
Seix High Grade Municipal Bond Fund	I Shares		1,000.00	1,025.70	3.30	0.65
	A Shares		1,000.00	1,025.00	4.06	0.80
Seix High Income Fund	I Shares		1,000.00	1,117.50	4.25	0.80
	A Shares		1,000.00	1,117.90	5.57	1.05
	R Shares		1,000.00	1,115.10	6.57	1.24
	IS Shares		1,000.00	1,118.30	3.45	0.65
Seix High Yield Fund	I Shares		1,000.00	1,096.30	3.36	0.64
	A Shares		1,000.00	1,094.20	4.30	0.82
	R Shares		1,000.00	1,094.00	5.51	1.05
	IS Shares	***	1,000.00	1,026.70	0.91	0.54
Seix Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,017.60	3.29	0.65
	A Shares		1,000.00	1,016.80	4.04	0.80
Seix Limited Duration Fund	I Shares		1,000.00	1,011.70	1.77	0.35
Seix North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,020.00	3.29	0.65
	A Shares		1,000.00	1,019.30	4.05	0.80
Seix Short-Term Bond Fund	I Shares		1,000.00	1,005.10	3.02	0.60
	A Shares		1,000.00	1,004.00	4.02	0.80
	C Shares		1,000.00	1,002.00	7.08	1.41
Seix Short-Term Municipal Bond Fund	I Shares		1,000.00	1,003.30	2.41	0.48
	A Shares		1,000.00	1,002.30	3.41	0.68
Seix Total Return Bond Fund	I Shares		1,000.00	1,032.20	2.34	0.46
	A Shares		1,000.00	1,029.80	3.61	0.71
	R Shares		1,000.00	1,027.70	5.44	1.07
	IS Shares		1,000.00	1,031.60	1.63	0.32
Seix U.S. Government Securities Ultra- Short Bond Fund	I Shares		1,000.00	1,004.70	2.06	0.41
	IS Shares	***	1,000.00	1,002.80	0.44	0.26

ADDITIONAL INFORMATION  (continued)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Fund	Class	Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Seix U.S. Mortgage Fund	I Shares	$1,000.00	$1,014.90	$3.54	0.70%
	A Shares	1,000.00	1,013.90	4.54	0.90
	C Shares	1,000.00	1,010.00	8.31	1.65
Seix Ultra-Short Bond Fund	I Shares	1,000.00	1,008.40	2.01	0.40
Seix Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,016.10	3.29	0.65
	A Shares	1,000.00	1,014.40	3.99	0.79

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for Seix High Yield Fund and Seix U.S. Government Securities Ultra-Short Bond Fund commenced operations on August 1, 2016. Expenses are equal to annualized expense ratio, multiplied by the average account value over the period, multiplied by 61 (the number of days since the commencement of the Class on August 1, 2016), then divided by 365.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Class		Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Seix Core Bond Fund	I Shares		$1,000.00	$1,022.60	$2.54	0.50%
	A Shares		1,000.00	1,021.80	3.29	0.65
	R Shares		1,000.00	1,020.60	4.56	0.90
	IS Shares		1,000.00	1,023.21	1.88	0.37
Seix Corporate Bond Fund	I Shares		1,000.00	1,021.60	3.55	0.70
	A Shares		1,000.00	1,020.30	4.81	0.95
	C Shares		1,000.00	1,016.80	8.34	1.65
Seix Floating Rate High Income Fund	I Shares		1,000.00	1,021.90	3.24	0.64
	A Shares		1,000.00	1,020.30	4.81	0.95
	C Shares		1,000.00	1,017.40	7.74	1.53
	IS Shares		1,000.00	1,022.41	2.69	0.53
Seix Georgia Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.30	3.85	0.76
Seix High Grade Municipal Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.05	0.80
Seix High Income Fund	I Shares		1,000.00	1,021.10	4.05	0.80
	A Shares		1,000.00	1,019.80	5.32	1.05
	R Shares		1,000.00	1,018.90	6.28	1.24
	IS Shares		1,000.00	1,021.81	3.29	0.65
Seix High Yield Fund	I Shares		1,000.00	1,021.90	3.24	0.64
	A Shares		1,000.00	1,021.00	4.15	0.82
	R Shares		1,000.00	1,019.80	5.32	1.05
	IS Shares	***	1,000.00	1,007.45	0.91	0.54
Seix Investment Grade Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.05	0.80
Seix Limited Duration Fund	I Shares		1,000.00	1,023.30	1.78	0.35
Seix North Carolina Tax-Exempt Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.05	0.80
Seix Short-Term Bond Fund	I Shares		1,000.00	1,022.10	3.04	0.60
	A Shares		1,000.00	1,021.10	4.05	0.80
	C Shares		1,000.00	1,018.00	7.13	1.41

ADDITIONAL INFORMATION  (concluded)

RIDGEWORTH FUNDS    September 30, 2016

(Unaudited)

Fund	Class		Beginning Account Value 04/01/16	Ending Account Value 09/30/16	Expenses Paid During Period* 04/01/16-09/30/16	Expense Ratio During Period** 04/01/16-09/30/16
Seix Short-Term Municipal Bond Fund	I Shares		$1,000.00	$1,022.70	$2.43	0.48%
	A Shares		1,000.00	1,021.70	3.45	0.68
Seix Total Return Bond Fund	I Shares		1,000.00	1,022.80	2.33	0.46
	A Shares		1,000.00	1,021.50	3.60	0.71
	R Shares		1,000.00	1,019.70	5.42	1.07
	IS Shares		1,000.00	1,023.46	1.62	0.32
Seix U.S. Government Securities Ultra-Short Bond Fund	I Shares		1,000.00	1,023.00	2.08	0.41
	IS Shares	***	1,000.00	1,007.92	0.44	0.26
Seix U.S. Mortgage Fund	I Shares		1,000.00	1,021.60	3.55	0.70
	A Shares		1,000.00	1,020.60	4.56	0.90
	C Shares		1,000.00	1,016.80	8.34	1.65
Seix Ultra-Short Bond Fund	I Shares		1,000.00	1,023.10	2.03	0.40
Seix Virginia Intermediate Municipal Bond Fund	I Shares		1,000.00	1,021.80	3.29	0.65
	A Shares		1,000.00	1,021.10	4.00	0.79

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

***	IS Shares for Seix High Yield Fund and Seix U.S. Government Securities Ultra-Short Bond Fund commenced operations on August 1, 2016. Expenses (hypothetical expenses if IS Shares had been in existence from April 1, 2016) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Proxy Voting Information

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworth.com and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworth.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

INVESTMENT ADVISER:

RidgeWorth Investments

3333 Piedmont Road, NE, Suite 1500

Atlanta, Georgia 30305

www.ridgeworth.com

INVESTMENT SUBADVISER:

Seix Investment Advisors LLC

One Maynard Drive

Suite 3200

Park Ridge, NJ USA 07656

www.seixadvisors.com

This information must be preceded or accompanied by a current prospectus for each Fund described. Before investing, investors should carefully read the prospectus or summary prospectus and consider the fund’s investment objectives, risks, charges and expenses. Please call 888.784.3863 or visit ridgeworth.com to obtain a prospectus or summary prospectus, which contains this and other information about the funds.

DISTRIBUTOR:

RIDGEWORTH DISTRIBUTORS LLC

RFSAR-FI-0916

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted formal procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

	(3)	Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President

Date:	November 29, 2016

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer

Date:	November 29, 2016